UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street 17th FL Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street 17th FL
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	6/30/2015

Item 1 – Reports to Stockholders

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

High Yield Bond Portfolio

Jennison Portfolio

Money Market Portfolio

Natural Resources Portfolio

Small Capitalization Stock Portfolio

Stock Index Portfolio

Value Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Conservative Balanced Portfolio	A1
	Diversified Bond Portfolio	A32
	Equity Portfolio	A58
	Flexible Managed Portfolio	A63
	Global Portfolio	A92
	Government Income Portfolio	A99
	High Yield Bond Portfolio	A108
	Jennison Portfolio	A128
	Money Market Portfolio	A132
	Natural Resources Portfolio	A137
	Small Capitalization Stock Portfolio	A142
	Stock Index Portfolio	A153
	Value Portfolio	A163
	Glossary	A167

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2015

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2015

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.8%
U.S. Treasury Notes, 2.125%, 09/30/21	1.1%
Federal National Mortgage Assoc., 3.000%, TBA	1.0%
Microsoft Corp.	0.9%
Exxon Mobil Corp.	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Banking	12.8%
Commercial Mortgage-Backed Securities	10.7%
Residential Mortgage-Backed Securities	7.8%
Healthcare & Pharmaceutical	5.1%
Sovereigns	4.9%

Equity
Five Largest Holdings	(% of Net Assets	)
Allergan PLC	3.5%
Apple, Inc.	3.5%
Facebook, Inc. (Class A Stock)	3.1%
Amazon.com, Inc.	2.1%
NIKE, Inc., (Class B Stock)	2.0%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.6%
Exxon Mobil Corp.	1.4%
Microsoft Corp.	1.4%
JPMorgan Chase & Co.	1.2%
Johnson & Johnson	1.1%

Global
Top Five Countries	(% of Net Assets	)
United States	50.1%
Japan	9.7%
United Kingdom	7.8%
France	3.9%
Switzerland	3.1%

Government Income
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	50.9%
Commercial Mortgaged-Backed Securities	22.7%
U.S. Treasury Obligations	19.5%
Collateralized Loan Obligations	5.6%
Foreign Agencies	0.7%

High Yield Bond
Allocation	(% of Net Assets	)
Technology	10.9%
Healthcare & Pharmaceutical	9.8%
Capital Goods	7.6%
Electric	6.3%
Energy—Other	5.7%

Jennison
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	5.7%
Facebook, Inc. (Class A Stock)	3.7%
Amazon.com. Inc.	3.5%
MasterCard, Inc. (Class A Stock)	3.5%
NIKE, Inc. (Class B Stock)	2.6%

Natural Resources
Five Largest Holdings	(% of Net Assets	)
Anadarko Petroleum Corp.	4.1%
Concho Resources, Inc.	4.0%
Schlumberger Ltd.	3.6%
Noble Energy, Inc.	3.2%
EOG Resources, Inc.	3.2%

Small Capitalization Stock
Five Largest Holdings	(% of Net Assets	)
iShares Core S&P Small-Cap ETF	0.7%
West Pharmaceutical Services, Inc.	0.6%
Toro Co. (The)	0.5%
Cracker Barrel Old Country Store, Inc.	0.5%
PAREXEL International Corp.	0.5%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.9%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.9%
Johnson & Johnson	1.4%
General Electric Co.	1.4%

Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.3%
Wells Fargo & Co.	3.1%
Citigroup, Inc.	2.5%
Allergan PLC	2.5%
Goldman Sachs Group, Inc.	2.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,005.30	0.58%	$2.88
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Diversified Bond (Class I)	Actual	$1,000.00	$997.40	0.44%	$2.18
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21
Equity (Class I)	Actual	$1,000.00	$1,031.90	0.47%	$2.37
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Equity (Class II)	Actual	$1,000.00	$1,030.00	0.87%	$4.38
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Flexible Managed (Class I)	Actual	$1,000.00	$1,008.40	0.63%	$3.14
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Global (Class I)	Actual	$1,000.00	$1,044.70	0.81%	$4.11
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
Government Income (Class I)	Actual	$1,000.00	$1,001.70	0.49%	$2.43
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
High Yield Bond (Class I)	Actual	$1,000.00	$1,027.40	0.57%	$2.87
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86
Jennison (Class I)	Actual	$1,000.00	$1,086.90	0.63%	$3.26
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Jennison (Class II)	Actual	$1,000.00	$1,084.70	1.03%	$5.32
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
Money Market (Class I)	Actual	$1,000.00	$1,000.00	0.17%	$0.84
	Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2015

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Natural Resources (Class I)	Actual	$1,000.00	$961.00	0.46%	$2.24
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31
Natural Resources (Class II)	Actual	$1,000.00	$959.30	0.86%	$4.18
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,040.30	0.40%	$2.02
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01
Stock Index (Class I)	Actual	$1,000.00	$1,010.80	0.32%	$1.60
	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61
Value (Class I)	Actual	$1,000.00	$1,003.40	0.42%	$2.09
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11
Value (Class II)	Actual	$1,000.00	$1,001.90	0.82%	$4.07
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 84.8%
COMMON STOCKS — 51.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Airbus Group NV (France)	17,481	$1,138,668
BAE Systems PLC (United Kingdom)	50,286	356,296
Boeing Co. (The)	40,650	5,638,968
General Dynamics Corp.	19,500	2,762,955
Honeywell International, Inc.	48,412	4,936,572
L-3 Communications Holdings, Inc.	5,100	578,238
Lockheed Martin Corp.	16,600	3,085,940
Northrop Grumman Corp.	12,462	1,976,847
Precision Castparts Corp.	8,800	1,758,856
Raytheon Co.	19,000	1,817,920
Rockwell Collins, Inc.	8,200	757,270
Safran SA (France)	3,060	207,956
Textron, Inc.	17,100	763,173
United Technologies Corp.	51,600	5,723,988

		31,503,647

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	9,100	567,749
Expeditors International of Washington, Inc.	11,900	548,650
FedEx Corp.	16,600	2,828,640
Royal Mail PLC (United Kingdom)	7,426	60,035
United Parcel Service, Inc. (Class B Stock)	43,400	4,205,894

		8,210,968

Airlines — 0.3%
American Airlines Group, Inc.	43,000	1,717,205
ANA Holdings, Inc. (Japan)	13,000	35,247
Cathay Pacific Airways Ltd. (Hong Kong)	327,000	803,410
Delta Air Lines, Inc.	50,900	2,090,972
easyJet PLC (United Kingdom)	1,793	43,585
International Consolidated Airlines Group SA (United Kingdom)*	9,089	70,908
Japan Airlines Co. Ltd. (Japan)	1,400	48,789
Ryanair Holdings PLC (Ireland) ADR	11,100	791,985
Singapore Airlines Ltd. (Singapore)	5,900	46,976
Southwest Airlines Co.	41,800	1,383,162

		7,032,239

Auto Components — 0.3%
BorgWarner, Inc.	14,000	795,760
Cie Generale des Etablissements Michelin (France)	7,366	775,080
Continental AG (Germany)	279	66,061
Delphi Automotive PLC (United Kingdom)	18,000	1,531,620
Goodyear Tire & Rubber Co. (The)	16,300	491,445
Johnson Controls, Inc.	40,600	2,010,918
NHK Spring Co. Ltd. (Japan)	72,200	794,949
NOK Corp. (Japan)	26,700	827,268
Nokian Renkaat OYJ (Finland)	1,287	40,322
Toyota Industries Corp. (Japan)	1,900	108,198
Valeo SA (France)	790	124,965

		7,566,586

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles — 0.5%
Daimler AG (Germany)	18,812	$1,713,694
Fiat Chrysler Automobiles NV (United Kingdom)*	10,057	147,538
Ford Motor Co.	244,285	3,666,718
Fuji Heavy Industries Ltd. (Japan)	6,800	250,041
General Motors Co.	83,500	2,783,055
Harley-Davidson, Inc.	13,100	738,185
Nissan Motor Co. Ltd. (Japan)	23,900	249,682
Peugeot SA (France)*	51,647	1,065,059
Renault SA (France)	2,141	224,479
Toyota Motor Corp. (Japan)	24,800	1,659,549
Volkswagen AG (Germany)	333	77,105

		12,575,105

Banks — 3.6%
Aozora Bank Ltd. (Japan)	106,000	399,940
Australia & New Zealand Banking Group Ltd. (Australia)	37,789	937,817
Banco Santander SA (Spain)	268,715	1,890,150
Bank Hapoalim BM (Israel)	156,282	841,103
Bank Leumi Le-Israel BM (Israel)*	46,319	195,721
Bank of America Corp.	649,521	11,054,847
Bank of Kyoto Ltd. (The) (Japan)	4,000	46,013
Bank of Yokohama Ltd. (The) (Japan)	13,000	79,612
Barclays PLC (United Kingdom)	4,989	20,448
BB&T Corp.	44,500	1,793,795
BOC Hong Kong Holdings Ltd. (Hong Kong)	38,000	158,158
Chiba Bank Ltd. (The) (Japan)	8,000	60,918
Citigroup, Inc.	188,185	10,395,339
Comerica, Inc.	11,000	564,520
Commonwealth Bank of Australia (Australia)	6,573	431,038
Credit Agricole SA (France)	11,877	177,324
Danske Bank A/S (Denmark)	3,407	100,156
DNB ASA (Norway)	57,655	960,164
Fifth Third Bancorp	50,321	1,047,683
HSBC Holdings PLC (United Kingdom)	218,852	1,959,679
Huntington Bancshares, Inc.	47,736	539,894
ING Groep NV (Netherlands), CVA	43,381	720,359
Intesa Sanpaolo SpA (Italy)	10,665	34,050
JPMorgan Chase & Co.	231,145	15,662,385
KBC Groep NV (Belgium)	14,972	1,003,698
KeyCorp	51,900	779,538
Lloyds Banking Group PLC (United Kingdom)	25,147	33,752
M&T Bank Corp.(a)	8,200	1,024,426
Mitsubishi UFJ Financial Group, Inc. (Japan)	282,400	2,031,717
Mizuho Financial Group, Inc. (Japan)	688,900	1,490,595
Nordea Bank AB (Sweden)	34,621	431,785
Oversea-Chinese Banking Corp. Ltd. (Singapore)	51,960	392,400
People’s United Financial, Inc.(a)	18,700	303,127
PNC Financial Services Group, Inc. (The)	32,233	3,083,087
Regions Financial Corp.	82,203	851,623
Resona Holdings, Inc. (Japan)	121,100	660,495

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	79,536	$1,017,372
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,300	1,437,970
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	143,000	654,168
SunTrust Banks, Inc.	32,400	1,393,848
Svenska Handelsbanken AB (Sweden) (Class A Stock)	68,060	993,557
U.S. Bancorp	109,985	4,773,349
Wells Fargo & Co.	290,364	16,330,071
Westpac Banking Corp. (Australia)	4,855	120,123
Zions Bancorporation	12,750	404,621

		89,282,435

Beverages — 1.0%
Anheuser-Busch InBev NV (Belgium)	4,077	490,629
Brown-Forman Corp. (Class B Stock)	9,650	966,737
Carlsberg A/S (Denmark) (Class B Stock)	1,231	111,535
Coca-Cola Co. (The)	242,701	9,521,160
Coca-Cola Enterprises, Inc.	13,400	582,096
Constellation Brands, Inc. (Class A Stock)	10,400	1,206,608
Diageo PLC (United Kingdom)	19,665	569,491
Dr. Pepper Snapple Group, Inc.	12,000	874,800
Heineken NV (Netherlands)	2,648	201,321
Molson Coors Brewing Co. (Class B Stock)	9,900	691,119
Monster Beverage Corp.*	9,100	1,219,582
PepsiCo, Inc.	92,107	8,597,267
Pernod Ricard SA (France)	1,556	179,878
SABMiller PLC (United Kingdom)	11,247	583,158

		25,795,381

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	13,600	2,458,472
Amgen, Inc.	47,387	7,274,852
Biogen, Inc.*	14,690	5,933,879
Celgene Corp.*	49,900	5,775,176
Gilead Sciences, Inc.	92,300	10,806,484
Regeneron Pharmaceuticals, Inc.*	4,700	2,397,611
Vertex Pharmaceuticals, Inc.*	15,000	1,852,200

		36,498,674

Building Products — 0.1%
Allegion PLC	6,533	392,894
Asahi Glass Co. Ltd. (Japan)	64,000	384,226
Daikin Industries Ltd. (Japan)	2,700	194,099
Masco Corp.	21,900	584,073
TOTO Ltd. (Japan)	2,000	36,048

		1,591,340

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	113,517	921,093
Affiliated Managers Group, Inc.*	3,400	743,240
Ameriprise Financial, Inc.	11,320	1,414,208
Bank of New York Mellon Corp. (The)	68,758	2,885,773
BlackRock, Inc.	8,000	2,767,840

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Charles Schwab Corp. (The)	71,250	$2,326,312
E*TRADE Financial Corp.*	17,620	527,719
Franklin Resources, Inc.	24,200	1,186,526
Goldman Sachs Group, Inc. (The)	25,100	5,240,629
Invesco Ltd.	27,600	1,034,724
Legg Mason, Inc.	6,900	355,557
Macquarie Group Ltd. (Australia)	18,044	1,130,556
Mediobanca SpA (Italy)	6,985	68,486
Morgan Stanley	95,180	3,692,032
Nomura Holdings, Inc. (Japan)	41,700	281,552
Northern Trust Corp.	13,600	1,039,856
Schroders PLC (United Kingdom)	1,395	69,606
State Street Corp.	25,500	1,963,500
T. Rowe Price Group, Inc.	16,100	1,251,453
UBS Group AG (Switzerland)	41,566	881,884

		29,782,546

Chemicals — 1.2%
Air Products & Chemicals, Inc.	12,000	1,641,960
Airgas, Inc.	4,600	486,588
Asahi Kasei Corp. (Japan)	14,000	114,836
BASF SE (Germany)	10,486	922,696
CF Industries Holdings, Inc.	15,000	964,200
Daicel Corp. (Japan)	3,000	38,497
Dow Chemical Co. (The)	67,231	3,440,210
E.I. du Pont de Nemours & Co.	56,520	3,614,454
Eastman Chemical Co.	9,200	752,744
Ecolab, Inc.	16,700	1,888,269
FMC Corp.	8,200	430,910
Givaudan SA (Switzerland)*	73	126,385
Hitachi Chemical Co. Ltd. (Japan)	1,200	21,613
International Flavors & Fragrances, Inc.	5,000	546,450
K+S AG (Germany)	26,197	1,104,673
Kaneka Corp. (Japan)	3,000	21,909
Kuraray Co. Ltd. (Japan)	27,100	331,036
LyondellBasell Industries NV (Class A Stock)	24,500	2,536,240
Mitsubishi Gas Chemical Co., Inc. (Japan)	40,000	223,970
Monsanto Co.	29,894	3,186,402
Mosaic Co. (The)	19,200	899,520
Nippon Paint Holdings Co. Ltd. (Japan)	1,700	47,907
Nitto Denko Corp. (Japan)	1,800	147,820
PPG Industries, Inc.	16,800	1,927,296
Praxair, Inc.	17,900	2,139,945
Sherwin-Williams Co. (The)	5,000	1,375,100
Sigma-Aldrich Corp.	7,400	1,031,190
Sumitomo Chemical Co. Ltd. (Japan)	17,000	102,143
Yara International ASA (Norway)	17,769	925,909

		30,990,872

Commercial Services & Supplies — 0.2%
ADT Corp. (The)(a)	10,500	352,485
Cintas Corp.	6,000	507,540
Pitney Bowes, Inc.	13,100	272,611
Republic Services, Inc.	15,465	605,764
Secom Co. Ltd. (Japan)	2,000	129,931
Societe BIC SA (France)	2,078	331,283

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Stericycle, Inc.*	5,300	$709,723
Tyco International PLC	26,000	1,000,480
Waste Management, Inc.	26,442	1,225,587

		5,135,404

Communications Equipment — 0.7%
Cisco Systems, Inc.	316,700	8,696,582
F5 Networks, Inc.*	4,500	541,575
Harris Corp.	8,200	630,662
Juniper Networks, Inc.	23,200	602,504
Motorola Solutions, Inc.	11,789	675,981
QUALCOMM, Inc.	102,600	6,425,838

		17,573,142

Construction & Engineering — 0.1%
Ferrovial SA (Spain)	13,876	301,476
Fluor Corp.	9,800	519,498
Jacobs Engineering Group, Inc.*(a)	7,700	312,774
Kajima Corp. (Japan)	10,000	46,968
Obayashi Corp. (Japan)	7,000	51,045
Quanta Services, Inc.*	13,100	377,542
Shimizu Corp. (Japan)	7,000	58,909
Skanska AB (Sweden) (Class B Stock)	33,919	687,336
Taisei Corp. (Japan)	19,000	109,079

		2,464,627

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	936	74,185
Martin Marietta Materials, Inc.(a)	3,900	551,889
Taiheiyo Cement Corp. (Japan)	9,000	26,319
Vulcan Materials Co.	8,200	688,226

		1,340,619

Consumer Finance — 0.4%
American Express Co.	54,200	4,212,424
Capital One Financial Corp.	34,361	3,022,737
Discover Financial Services	27,640	1,592,617
Navient Corp.	25,400	462,534

		9,290,312

Containers & Packaging — 0.1%
Avery Dennison Corp.	6,200	377,828
Ball Corp.	8,500	596,275
MeadWestvaco Corp.	10,314	486,718
Owens-Illinois, Inc.*	9,400	215,636
Rexam PLC (United Kingdom)	74,290	644,316
Sealed Air Corp.	13,000	667,940

		2,988,713

Distributors
Genuine Parts Co.	9,500	850,535

Diversified Consumer Services
H&R Block, Inc.	17,200	509,980

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	113,400	15,434,874
CME Group, Inc.	19,600	1,823,976
Intercontinental Exchange, Inc.	6,971	1,558,785
Investment AB Kinnevik (Sweden) (Class B Stock)	8,220	259,998

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
Investor AB (Sweden) (Class B Stock)	5,099	$190,120
Leucadia National Corp.	20,700	502,596
McGraw Hill Financial, Inc.	16,900	1,697,605
Moody’s Corp.(a)	11,000	1,187,560
NASDAQ OMX Group, Inc. (The)	8,000	390,480
ORIX Corp. (Japan)	32,700	485,578

		23,531,572

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	320,468	11,383,023
BT Group PLC (United Kingdom)	119,954	849,430
CenturyLink, Inc.	35,036	1,029,358
Deutsche Telekom AG (Germany)	44,605	769,005
Frontier Communications Corp.(a)	64,390	318,730
Level 3 Communications, Inc.*	17,700	932,259
Nippon Telegraph & Telephone Corp. (Japan)	32,600	1,180,634
PCCW Ltd. (Hong Kong)	47,000	28,034
Telecom Italia SpA (Italy)	902,926	920,772
Telecom Italia SpA (Italy) RSP*(a)	796,591	1,012,319
Telstra Corp. Ltd. (Australia)	49,801	235,686
Verizon Communications, Inc.	256,076	11,935,702

		30,594,952

Electric Utilities — 0.9%
American Electric Power Co., Inc.	30,260	1,602,872
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	93,000	721,904
Chubu Electric Power Co., Inc. (Japan)	7,400	110,291
Chugoku Electric Power Co., Inc. (The) (Japan)	2,200	32,092
Duke Energy Corp.(a)	43,761	3,090,402
Edison International	20,200	1,122,716
EDP-Energias de Portugal SA (Portugal)	16,785	63,951
Electricite de France SA (France)	29,583	661,733
Endesa SA (Spain)	3,624	69,406
Entergy Corp.	11,200	789,600
Eversource Energy	19,600	890,036
Exelon Corp.	53,113	1,668,810
FirstEnergy Corp.	26,006	846,495
Fortum OYJ (Finland)	45,298	804,719
Hokuriku Electric Power Co. (Japan)	2,200	32,771
Kansai Electric Power Co., Inc. (The) (Japan)*	8,200	90,778
Kyushu Electric Power Co., Inc. (Japan)*	3,200	37,101
NextEra Energy, Inc.	27,400	2,686,022
Pepco Holdings, Inc.	16,400	441,816
Pinnacle West Capital Corp.	7,500	426,675
Power Assets Holdings Ltd. (Hong Kong)	16,000	145,878
PPL Corp.	41,200	1,214,164
Shikoku Electric Power Co., Inc. (Japan)	2,300	34,431
Southern Co. (The)	56,200	2,354,780
Tohoku Electric Power Co., Inc. (Japan)	5,300	71,759

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Tokyo Electric Power Co., Inc. (Japan)*	16,500	$89,890
Xcel Energy, Inc.	31,310	1,007,556

		21,108,648

Electrical Equipment — 0.4%
AMETEK, Inc.	14,900	816,222
Eaton Corp. PLC	29,337	1,979,954
Emerson Electric Co.	42,300	2,344,689
Fuji Electric Co. Ltd. (Japan)	6,000	25,806
Mitsubishi Electric Corp. (Japan)	88,000	1,136,318
OSRAM Licht AG (Germany)	15,848	758,182
Rockwell Automation, Inc.	8,400	1,046,976
Vestas Wind Systems A/S (Denmark)	17,757	885,071

		8,993,218

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	19,200	1,113,024
Citizen Holdings Co. Ltd. (Japan)	3,100	21,628
Corning, Inc.	78,500	1,548,805
FLIR Systems, Inc.	8,000	246,560
Ibiden Co. Ltd. (Japan)	44,400	750,867
Keyence Corp. (Japan)	1,200	646,772
Kyocera Corp. (Japan)	3,700	192,372
Murata Manufacturing Co. Ltd. (Japan)	8,900	1,553,187
TDK Corp. (Japan)	1,800	137,831
TE Connectivity Ltd. (Switzerland)	25,100	1,613,930

		7,824,976

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	26,898	1,659,607
Cameron International Corp.*	12,000	628,440
Diamond Offshore Drilling, Inc.(a)	4,700	121,307
Ensco PLC (Class A Stock)	14,700	327,369
FMC Technologies, Inc.*	14,300	593,307
Halliburton Co.	52,500	2,261,175
Helmerich & Payne, Inc.(a)	6,700	471,814
National Oilwell Varco, Inc.	24,000	1,158,720
Noble Corp. PLC(a)	14,100	216,999
Schlumberger Ltd.	79,318	6,836,418
Transocean Ltd.(a)	21,800	351,416
Transocean Ltd. (SWX)(a)	4,113	66,679

		14,693,251

Food & Staples Retailing — 1.2%
Casino Guichard Perrachon SA (France)	652	49,489
Costco Wholesale Corp.	27,200	3,673,632
CVS Health Corp.	70,048	7,346,634
Distribuidora Internacional de Alimentacion SA (Spain)	107,053	820,411
ICA Gruppen AB (Sweden)	6,366	225,847
J. Sainsbury PLC (United Kingdom)	161,327	671,556
Koninklijke Ahold NV (Netherlands)	9,887	185,606
Kroger Co. (The)	30,346	2,200,388
METRO AG (Germany)	3,292	103,975
Sysco Corp.	36,600	1,321,260
Wal-Mart Stores, Inc.	98,200	6,965,326
Walgreens Boots Alliance, Inc.	53,900	4,551,316

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Wesfarmers Ltd. (Australia)	29,564	$889,084
Whole Foods Market, Inc.	22,300	879,512
WM Morrison Supermarkets PLC (United Kingdom)	172,713	490,290

		30,374,326

Food Products — 1.0%
Archer-Daniels-Midland Co.	39,226	1,891,478
Campbell Soup Co.(a)	11,000	524,150
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	1	62,591
ConAgra Foods, Inc.	26,300	1,149,836
General Mills, Inc.	37,300	2,078,356
Hershey Co. (The)	9,200	817,236
Hormel Foods Corp.	8,300	467,871
J.M. Smucker Co. (The)	6,100	661,301
Kellogg Co.	15,700	984,390
Keurig Green Mountain, Inc.	7,500	574,725
Kraft Foods Group, Inc.	36,317	3,092,029
McCormick & Co., Inc.	8,000	647,600
Mead Johnson Nutrition Co.	12,567	1,133,795
Mondelez International, Inc. (Class A Stock)	101,853	4,190,232
Nestle SA (Switzerland)	45,679	3,295,769
NH Foods Ltd. (Japan)	2,000	45,609
Tyson Foods, Inc. (Class A Stock)(a)	18,100	771,603
Unilever NV (United Kingdom)	36,447	1,523,821
Wilmar International Ltd. (Singapore)	343,100	835,066

		24,747,458

Gas Utilities
AGL Resources, Inc.	8,039	374,296
Snam SpA (Italy)	26,639	126,776

		501,072

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	94,100	4,618,428
Baxter International, Inc.(a)	34,000	2,377,620
Becton, Dickinson & Co.	12,978	1,838,333
Boston Scientific Corp.*	82,167	1,454,356
C.R. Bard, Inc.	4,600	785,220
DENTSPLY International, Inc.	8,700	448,485
Edwards Lifesciences Corp.*	6,700	954,281
Hoya Corp. (Japan)	4,900	196,244
Intuitive Surgical, Inc.*	2,300	1,114,350
Medtronic PLC	88,590	6,564,519
St. Jude Medical, Inc.	17,400	1,271,418
Stryker Corp.	18,500	1,768,045
Varian Medical Systems, Inc.*(a)	6,200	522,846
Zimmer Biomet Holdings, Inc.	10,800	1,179,684

		25,093,829

Health Care Providers & Services — 1.4%
Aetna, Inc.	21,769	2,774,677
Alfresa Holdings Corp. (Japan)	1,200	18,673
AmerisourceBergen Corp.	12,900	1,371,786
Anthem, Inc.	16,500	2,708,310
Cardinal Health, Inc.	20,450	1,710,642
Cigna Corp.	16,000	2,592,000

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc.*	10,700	$850,329
Express Scripts Holding Co.*	44,949	3,997,764
Fresenius SE & Co. KGaA (Germany)	4,411	283,215
HCA Holdings, Inc.*	18,200	1,651,104
Henry Schein, Inc.*(a)	5,200	739,024
Humana, Inc.	9,300	1,778,904
Laboratory Corp. of America Holdings*	6,200	751,564
McKesson Corp.	14,430	3,244,008
Medipal Holdings Corp. (Japan)	3,100	50,492
Miraca Holdings, Inc. (Japan)	600	29,979
Patterson Cos., Inc.	5,400	262,710
Quest Diagnostics, Inc.	8,900	645,428
Sonic Healthcare Ltd. (Australia)	52,813	869,656
Suzuken Co. Ltd. (Japan)	5,610	179,481
Tenet Healthcare Corp.*	6,550	379,114
UnitedHealth Group, Inc.	59,400	7,246,800
Universal Health Services, Inc. (Class B Stock)	5,700	809,970

		34,945,630

Health Care Technology — 0.1%
Cerner Corp.*	18,900	1,305,234

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	27,800	1,373,042
Chipotle Mexican Grill, Inc.*	1,950	1,179,730
Darden Restaurants, Inc.	7,650	543,762
Flight Centre Travel Group Ltd. (Australia)(a)	858	22,551
Marriott International, Inc. (Class A Stock)(a)	12,828	954,275
McDonald’s Corp.	59,900	5,694,693
Merlin Entertainments PLC (United Kingdom)	7,994	53,614
Royal Caribbean Cruises Ltd.(a)	10,200	802,638
Sodexo SA (France)	6,099	580,612
Starbucks Corp.	93,000	4,986,195
Starwood Hotels & Resorts Worldwide, Inc.	10,600	859,554
Tatts Group Ltd. (Australia)	68,249	195,688
TUI AG (Germany)	5,011	81,079
Wyndham Worldwide Corp.	7,520	615,963
Wynn Resorts Ltd.	5,000	493,350
Yum! Brands, Inc.	26,800	2,414,144

		20,850,890

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	89,711	865,287
D.R. Horton, Inc.	20,100	549,936
Garmin Ltd.	8,200	360,226
Harman International Industries, Inc.	4,200	499,548
Leggett & Platt, Inc.	9,300	452,724
Lennar Corp. (Class A Stock)(a)	11,100	566,544
Mohawk Industries, Inc.*	3,900	744,510
Newell Rubbermaid, Inc.	16,814	691,223
Panasonic Corp. (Japan)	25,400	347,884
Persimmon PLC (United Kingdom)*	20,838	646,515
PulteGroup, Inc.	20,122	405,458

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
Sony Corp. (Japan)*	13,500	$383,358
Taylor Wimpey PLC (United Kingdom)	229,165	668,305
Whirlpool Corp.	4,826	835,139

		8,016,657

Household Products — 0.9%
Clorox Co. (The)	8,100	842,562
Colgate-Palmolive Co.	52,700	3,447,107
Henkel AG & Co. KGaA (Germany)	8,459	806,617
Kimberly-Clark Corp.	22,600	2,394,922
Procter & Gamble Co. (The)	168,625	13,193,220
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	38,630	982,291

		21,666,719

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	43,300	574,158
Electric Power Development Co. Ltd. (Japan)	1,600	56,521
NRG Energy, Inc.	20,500	469,040

		1,099,719

Industrial Conglomerates — 1.1%
3M Co.	39,600	6,110,280
CK Hutchison Holdings Ltd. (Hong Kong)	22,916	336,910
Danaher Corp.	38,000	3,252,420
General Electric Co.	622,900	16,550,453
Hopewell Holdings Ltd. (Hong Kong)	120,000	439,349
Keppel Corp. Ltd. (Singapore)	16,700	101,789
Roper Technologies, Inc.	6,500	1,120,990
Siemens AG (Germany)	1,865	188,685

		28,100,876

Insurance — 1.5%
ACE Ltd.	20,300	2,064,104
Aflac, Inc.	27,100	1,685,620
Ageas (Belgium)	14,664	565,787
AIA Group Ltd. (Hong Kong)	5,200	34,001
Allianz SE (Germany)	9,947	1,551,249
Allstate Corp. (The)	25,700	1,667,159
American International Group, Inc.	83,839	5,182,927
AMP Ltd. (Australia)	33,561	155,734
Aon PLC	17,300	1,724,464
Assurant, Inc.	4,300	288,100
AXA SA (France)	43,775	1,109,779
Chubb Corp. (The)	14,300	1,360,502
Cincinnati Financial Corp.	9,037	453,477
Genworth Financial, Inc. (Class A Stock)*	29,900	226,343
Hannover Rueck SE (Germany)	8,407	813,687
Hartford Financial Services Group, Inc. (The)	26,000	1,080,820
Legal & General Group PLC (United Kingdom)	247,410	967,383
Lincoln National Corp.	16,518	978,196
Loews Corp.	18,475	711,472
Marsh & McLennan Cos., Inc.	34,000	1,927,800
MetLife, Inc.	69,000	3,863,310

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,973	$349,802
NN Group NV (Netherlands)	25,896	729,292
Principal Financial Group, Inc.(a)	16,900	866,801
Progressive Corp. (The)(a)	34,100	949,003
Prudential PLC (United Kingdom)	41,886	1,009,428
Sampo OYJ (Finland) (Class A Stock)	5,145	242,469
SCOR SE (France)	1,713	60,574
Swiss Life Holding AG (Switzerland)*	1,934	442,849
Swiss Re AG (Switzerland)	11,345	1,004,291
Tokio Marine Holdings, Inc. (Japan)	7,900	328,554
Torchmark Corp.	7,825	455,571
Travelers Cos., Inc. (The)	20,135	1,946,249
Unum Group	15,510	554,482
XL Group PLC (Ireland)	19,400	721,680

		38,072,959

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	23,700	10,287,933
Expedia, Inc.	6,150	672,503
Netflix, Inc.*	3,750	2,463,525
Priceline Group, Inc. (The)*	3,230	3,718,925
TripAdvisor, Inc.*	6,950	605,623

		17,748,509

Internet Software & Services — 1.5%
Akamai Technologies, Inc.*	11,100	775,002
eBay, Inc.*	68,700	4,138,488
Equinix, Inc.	3,500	889,000
Facebook, Inc. (Class A Stock)*	130,200	11,166,603
Google, Inc. (Class A Stock)*	17,700	9,558,708
Google, Inc. (Class C Stock)*	17,923	9,329,101
Mixi, Inc. (Japan)	500	24,806
VeriSign, Inc.*(a)	6,500	401,180
Yahoo!, Inc.*	53,800	2,113,802

		38,396,690

IT Services — 1.6%
Accenture PLC (Class A Stock)	39,200	3,793,776
Alliance Data Systems Corp.*	3,940	1,150,244
Amadeus IT Holding SA (Spain) (Class A Stock)	11,234	448,465
Atos SE (France)	332	24,808
Automatic Data Processing, Inc.	29,400	2,358,762
Cap Gemini SA (France)	10,633	943,325
Cognizant Technology Solutions Corp. (Class A Stock)*	37,700	2,303,093
Computer Sciences Corp.	8,700	571,068
Fidelity National Information Services, Inc.	17,600	1,087,680
Fiserv, Inc.*	14,800	1,225,884
International Business Machines Corp.	57,000	9,271,620
MasterCard, Inc. (Class A Stock)	60,300	5,636,844
NTT Data Corp. (Japan)	1,500	65,506
Paychex, Inc.	20,200	946,976
Teradata Corp.*(a)	9,900	366,300
Total System Services, Inc.	10,196	425,887
Visa, Inc. (Class A Stock)	119,800	8,044,570

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Western Union Co. (The)(a)	33,110	$673,126
Xerox Corp.	62,963	669,926

		40,007,860

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,000	38,649
Hasbro, Inc.	6,900	516,051
Mattel, Inc.	21,251	545,938
Sega Sammy Holdings, Inc. (Japan)	4,200	54,916
Shimano, Inc. (Japan)	900	122,815

		1,278,369

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	20,714	799,146
Lonza Group AG (Switzerland)*	6,833	913,335
PerkinElmer, Inc.	7,600	400,064
QIAGEN NV*	2,705	66,480
Thermo Fisher Scientific, Inc.	24,900	3,231,024
Waters Corp.*	5,200	667,576

		6,077,625

Machinery — 0.9%
Amada Holdings Co. Ltd. (Japan)	2,600	27,443
Andritz AG (Austria)	13,629	754,722
Caterpillar, Inc.	37,500	3,180,750
Cummins, Inc.	10,400	1,364,376
Deere & Co.	21,000	2,038,050
Dover Corp.	10,100	708,818
FANUC Corp. (Japan)	5,500	1,125,386
Flowserve Corp.	8,300	437,078
GEA Group AG (Germany)	2,073	92,483
Illinois Tool Works, Inc.	21,600	1,982,664
Ingersoll-Rand PLC	16,300	1,098,946
Joy Global, Inc.	6,200	224,440
Kawasaki Heavy Industries Ltd. (Japan)	16,000	74,579
Minebea Co. Ltd. (Japan)	40,000	660,335
NGK Insulators Ltd. (Japan)	3,000	77,193
NSK Ltd. (Japan)	5,400	83,264
PACCAR, Inc.	21,943	1,400,183
Pall Corp.	6,600	821,370
Parker Hannifin Corp.	8,865	1,031,265
Pentair PLC (United Kingdom)	11,877	816,544
Schindler Holding AG (Switzerland)	1,680	274,368
Schindler Holding AG (Switzerland) (Part. Cert.)	511	83,575
SMC Corp. (Japan)	600	180,551
Snap-on, Inc.	3,600	573,300
Stanley Black & Decker, Inc.	9,797	1,031,036
Sumitomo Heavy Industries Ltd. (Japan)	142,000	827,057
THK Co. Ltd. (Japan)	1,500	32,370
Volvo AB (Sweden) (Class B Stock)	17,460	216,810
Xylem, Inc.	11,600	430,012
Yangzijiang Shipbuilding Holdings Ltd. (China)	25,000	26,258

		21,675,226

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine
A.P. Moeller – Maersk A/S (Denmark) (Class A Stock)	45	$78,921
A.P. Moeller – Maersk A/S (Denmark) (Class B Stock)	358	647,279
Mitsui OSK Lines Ltd. (Japan)	8,000	25,608
Nippon Yusen K.K. (Japan)	19,000	52,897

		804,705

Media — 1.8%
Cablevision Systems Corp. (Class A Stock)(a)	12,900	308,826
CBS Corp. (Class B Stock)	28,234	1,566,987
Comcast Corp. (Class A Stock)	157,790	9,489,491
Dentsu, Inc. (Japan)	2,500	129,331
DIRECTV*	31,700	2,941,443
Discovery Communications, Inc. (Class A Stock)*(a)	10,100	335,926
Discovery Communications, Inc. (Class C Stock)*(a)	16,900	525,252
Gannett Co., Inc.*	6,900	96,531
Interpublic Group of Cos., Inc. (The)	25,731	495,836
ITV PLC (United Kingdom)	43,266	179,009
News Corp. (Class A Stock)*	29,375	428,581
Omnicom Group, Inc.(a)	15,300	1,063,197
Publicis Groupe SA (France)	11,712	868,130
RTL Group SA (Germany)	287	25,945
Scripps Networks Interactive, Inc. (Class A Stock)(a)	6,100	398,757
Sky PLC (United Kingdom)	11,601	188,952
TEGNA, Inc.	13,800	442,566
Time Warner Cable, Inc.	17,414	3,102,652
Time Warner, Inc.	51,366	4,489,902
Twenty-First Century Fox, Inc. (Class A Stock)	111,500	3,628,768
Viacom, Inc. (Class B Stock)	22,634	1,463,062
Vivendi SA (France)	13,920	352,965
Walt Disney Co. (The)	96,900	11,060,166
WPP PLC (United Kingdom)	46,811	1,050,722

		44,632,997

Metals & Mining — 0.3%
Alcoa, Inc.	75,440	841,156
Allegheny Technologies, Inc.	6,200	187,240
BHP Billiton Ltd. (Australia)	35,695	728,137
BHP Billiton PLC (Australia)	23,873	469,380
Boliden AB (Sweden)	3,047	55,549
Freeport-McMoRan, Inc.	64,188	1,195,181
Hitachi Metals Ltd. (Japan)	3,000	46,120
JFE Holdings, Inc. (Japan)	40,200	890,667
Kobe Steel Ltd. (Japan)	454,000	763,815
Mitsubishi Materials Corp. (Japan)	15,000	57,596
Newmont Mining Corp.	32,700	763,872
Nippon Steel & Sumitomo Metal Corp. (Japan)	110,000	285,214
Norsk Hydro ASA (Norway)	13,197	55,387
Nucor Corp.	19,700	868,179
Rio Tinto Ltd. (United Kingdom)	4,953	204,890
Rio Tinto PLC (United Kingdom)	14,674	603,582

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
South32 Ltd. (Australia)*	60,581	$83,667
Sumitomo Metal Mining Co. Ltd. (Japan)	6,000	91,254
voestalpine AG (Austria)	1,252	52,180

		8,243,066

Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	62,181	744,861
Ameren Corp.	15,000	565,200
CenterPoint Energy, Inc.	26,500	504,295
CMS Energy Corp.	17,000	541,280
Consolidated Edison, Inc.	18,100	1,047,628
Dominion Resources, Inc.	36,332	2,429,521
DTE Energy Co.	11,000	821,040
National Grid PLC (United Kingdom)	72,609	934,532
NiSource, Inc.	19,600	893,564
PG&E Corp.	29,400	1,443,540
Public Service Enterprise Group, Inc.	31,300	1,229,464
SCANA Corp.	8,700	440,655
Sempra Energy	14,319	1,416,722
TECO Energy, Inc.	14,700	259,602
WEC Energy Group, Inc.	20,114	904,516

		14,176,420

Multiline Retail — 0.4%
Dollar General Corp.	18,800	1,461,512
Dollar Tree, Inc.*	12,700	1,003,173
Family Dollar Stores, Inc.	5,900	464,979
Harvey Norman Holdings Ltd. (Australia)	6,410	22,258
J. Front Retailing Co. Ltd. (Japan)	2,700	50,817
Kohl’s Corp.(a)	12,500	782,625
Macy’s, Inc.	21,074	1,421,863
Nordstrom, Inc.	8,700	648,150
Takashimaya Co. Ltd. (Japan)	85,000	770,474
Target Corp.	39,400	3,216,222

		9,842,073

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	31,354	2,447,493
Apache Corp.	23,314	1,343,586
BG Group PLC (United Kingdom)	39,000	649,534
BP PLC (United Kingdom)	320,541	2,127,315
Cabot Oil & Gas Corp.	25,500	804,270
Caltex Australia Ltd. (Australia)	1,513	37,141
Chesapeake Energy Corp.(a)	32,700	365,259
Chevron Corp.	116,922	11,279,465
Cimarex Energy Co.	6,000	661,860
ConocoPhillips	76,077	4,671,889
CONSOL Energy, Inc.(a)	13,800	300,012
Devon Energy Corp.	23,900	1,421,811
Eni SpA (Italy)	17,614	312,854
EOG Resources, Inc.	33,900	2,967,945
EQT Corp.	9,400	764,596
Exxon Mobil Corp.	259,599	21,598,637
Hess Corp.	15,000	1,003,200
Kinder Morgan, Inc.	106,798	4,099,975
Marathon Oil Corp.	41,682	1,106,240
Marathon Petroleum Corp.	33,882	1,772,367

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.(a)	10,200	$424,014
Neste OYJ (Finland)	1,017	25,944
Newfield Exploration Co.*	10,200	368,424
Noble Energy, Inc.	23,900	1,020,052
Occidental Petroleum Corp.	47,900	3,725,183
OMV AG (Austria)	1,661	45,727
ONEOK, Inc.	12,900	509,292
Phillips 66	33,638	2,709,877
Pioneer Natural Resources Co.	9,250	1,282,883
QEP Resources, Inc.	10,400	192,504
Range Resources Corp.	10,300	508,614
Repsol SA (Spain)	38,877	685,233
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	44,571	1,260,200
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	27,970	796,315
Southwestern Energy Co.*	25,000	568,250
Spectra Energy Corp.	41,462	1,351,661
Tesoro Corp.	7,800	658,398
Total SA (France)	38,531	1,889,987
Valero Energy Corp.	31,800	1,990,680
Williams Cos., Inc. (The)	41,600	2,387,424
Woodside Petroleum Ltd. (Australia)	9,134	241,016

		82,377,127

Paper & Forest Products — 0.1%
International Paper Co.	26,173	1,245,573
Mondi PLC (South Africa)	38,878	837,010
Oji Holdings Corp. (Japan)	9,000	39,113
UPM-Kymmene OYJ (Finland)	47,283	836,717

		2,958,413

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,800	1,195,908

Pharmaceuticals — 3.5%
AbbVie, Inc.	106,800	7,175,892
Allergan PLC*	24,175	7,336,145
AstraZeneca PLC (United Kingdom)	2,715	171,832
Bayer AG (Germany)	7,799	1,092,175
Bristol-Myers Squibb Co.	103,370	6,878,240
Daiichi Sankyo Co. Ltd. (Japan)	7,300	134,908
Eli Lilly & Co.	60,400	5,042,796
Endo International PLC*	12,100	963,765
GlaxoSmithKline PLC (United Kingdom)	54,276	1,128,497
Hospira, Inc.*	10,660	945,649
Johnson & Johnson	172,348	16,797,036
Mallinckrodt PLC*	7,600	894,672
Merck & Co., Inc.	175,933	10,015,866
Mylan NV*(a)	25,200	1,710,072
Novartis AG (Switzerland)	26,302	2,587,077
Novo Nordisk A/S (Denmark) (Class B Stock)	39,365	2,160,150
Orion OYJ (Finland) (Class B Stock)	3,669	128,519
Otsuka Holdings Co. Ltd. (Japan)	28,900	920,846
Perrigo Co. PLC	9,200	1,700,436
Pfizer, Inc.	381,070	12,777,277

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Roche Holding AG (Switzerland)	7,965	$2,233,318
Sanofi (France)	13,583	1,343,768
Shire PLC (Ireland)	13,183	1,059,242
Teva Pharmaceutical Industries Ltd. (Israel)	22,711	1,343,991
Zoetis, Inc.	31,000	1,494,820

		88,036,989

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	2,300	280,600
Equifax, Inc.	7,400	718,466
Nielsen NV	22,900	1,025,233
Randstad Holding NV (Netherlands)	1,419	92,331
Robert Half International, Inc.	8,400	466,200
SGS SA (Switzerland)	62	113,063

		2,695,893

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	26,100	2,434,869
Apartment Investment & Management Co. (Class A Stock)	9,433	348,361
AvalonBay Communities, Inc.	8,175	1,306,937
Boston Properties, Inc.	9,500	1,149,880
British Land Co. PLC (The) (United Kingdom)	11,027	137,353
CapitaLand Commercial Trust (Singapore)	27,000	31,249
Crown Castle International Corp.(a)	20,700	1,662,210
Equity Residential	22,500	1,578,825
Essex Property Trust, Inc.	4,100	871,250
Federation Centres (Australia)	369,122	830,566
General Growth Properties, Inc.	38,800	995,608
Goodman Group (Australia)	19,977	96,483
GPT Group (The) (Australia)	19,120	63,032
HCP, Inc.	28,500	1,039,395
Health Care REIT, Inc.	21,600	1,417,608
Host Hotels & Resorts, Inc.	46,482	921,738
Intu Properties PLC (United Kingdom)	10,411	50,292
Iron Mountain, Inc.(a)	12,202	378,262
Kimco Realty Corp.	25,500	574,770
Land Securities Group PLC (United Kingdom)	28,266	534,481
Link REIT (The) (Hong Kong)	155,500	909,976
Macerich Co. (The)	8,700	649,020
Plum Creek Timber Co., Inc.	10,700	434,099
Prologis, Inc.	31,677	1,175,217
Public Storage	9,000	1,659,330
Realty Income Corp.(a)	13,700	608,143
Scentre Group (Australia)	61,683	178,184
Segro PLC (United Kingdom)	82,475	525,478
Simon Property Group, Inc.	19,293	3,338,075
SL Green Realty Corp.	6,400	703,296
Stockland (Australia)	26,695	84,295
Ventas, Inc.	20,418	1,267,754
Vornado Realty Trust	10,825	1,027,617
Weyerhaeuser Co.	32,398	1,020,537

		30,004,190

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	17,300	$640,100
Cheung Kong Property Holdings Ltd. (Hong Kong)*	30,916	256,452
Daiwa House Industry Co. Ltd. (Japan)	6,800	158,426
Hang Lung Properties Ltd. (Hong Kong)	26,000	77,270
Henderson Land Development Co. Ltd. (Hong Kong)	89,540	612,090
Hysan Development Co. Ltd. (Hong Kong)	84,000	363,760
Kerry Properties Ltd. (Hong Kong)	199,000	780,042
Lend Lease Group (Australia)	38,352	443,436
New World Development Co. Ltd. (Hong Kong)	60,000	78,399
Sino Land Co. Ltd. (Hong Kong)	34,000	56,750
Swire Properties Ltd. (Hong Kong)	8,800	28,068
Tokyo Tatemono Co. Ltd. (Japan)	2,500	34,699
Wheelock & Co. Ltd. (Hong Kong)	11,000	56,130

		3,585,622

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	1,600	288,727
CSX Corp.	61,200	1,998,180
Hankyu Hanshin Holdings, Inc. (Japan)	13,000	76,739
Kansas City Southern	6,900	629,280
MTR Corp. Ltd. (Hong Kong)	16,000	74,441
Nippon Express Co. Ltd. (Japan)	10,000	49,134
Norfolk Southern Corp.	19,000	1,659,840
Ryder System, Inc.	3,600	314,532
Union Pacific Corp.	54,500	5,197,665
West Japan Railway Co. (Japan)	3,900	249,519

		10,538,057

Semiconductors & Semiconductor Equipment — 1.1%
Advantest Corp. (Japan)	1,900	19,755
Altera Corp.	18,500	947,200
Analog Devices, Inc.	19,300	1,238,770
Applied Materials, Inc.	75,900	1,458,798
ARM Holdings PLC (United Kingdom)	35,328	578,100
Avago Technologies Ltd. (Singapore)	15,900	2,113,587
Broadcom Corp. (Class A Stock)	33,650	1,732,638
First Solar, Inc.*(a)	5,100	239,598
Intel Corp.	293,700	8,932,885
KLA-Tencor Corp.	10,100	567,721
Lam Research Corp.	9,850	801,298
Linear Technology Corp.	14,800	654,604
Microchip Technology, Inc.(a)	12,500	592,813
Micron Technology, Inc.*(a)	66,500	1,252,860
NVIDIA Corp.	31,850	640,504
Qorvo, Inc.*	8,407	674,830
Skyworks Solutions, Inc.	11,800	1,228,380
Texas Instruments, Inc.	64,700	3,332,697
Tokyo Electron Ltd. (Japan)	3,500	222,450
Xilinx, Inc.	16,200	715,392

		27,944,880

Software — 1.7%
Adobe Systems, Inc.*	29,400	2,381,694
Autodesk, Inc.*	14,000	701,050

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
CA, Inc.(a)	19,664	$575,959
Citrix Systems, Inc.*	9,900	694,584
Dassault Systemes SA (France)	1,470	106,714
Electronic Arts, Inc.*	19,200	1,276,800
Intuit, Inc.	17,100	1,723,167
Microsoft Corp.	505,100	22,300,165
Oracle Corp.	199,000	8,019,700
Red Hat, Inc.*	11,400	865,602
salesforce.com, inc.*	37,400	2,604,162
SAP SE (Germany)	766	53,678
Symantec Corp.	42,178	980,638

		42,283,913

Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	400	24,481
AutoNation, Inc.*	5,074	319,561
AutoZone, Inc.*(a)	2,050	1,367,145
Bed Bath & Beyond, Inc.*	10,700	738,086
Best Buy Co., Inc.	18,025	587,795
CarMax, Inc.*	13,000	860,730
Dixons Carphone PLC (United Kingdom)	8,516	60,556
Fast Retailing Co. Ltd. (Japan)	600	272,083
GameStop Corp. (Class A Stock)(a)	7,100	305,016
Gap, Inc. (The)	16,400	625,988
Home Depot, Inc. (The)	81,650	9,073,765
L Brands, Inc.	15,206	1,303,610
Lowe’s Cos., Inc.	59,100	3,957,927
O’Reilly Automotive, Inc.*	6,300	1,423,674
Ross Stores, Inc.	25,600	1,244,416
Staples, Inc.	40,349	617,743
Tiffany & Co.	7,000	642,600
TJX Cos., Inc. (The)	42,200	2,792,374
Tractor Supply Co.	8,400	755,496
Urban Outfitters, Inc.*	6,100	213,500
USS Co. Ltd. (Japan)	4,400	79,354

		27,265,900

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	359,090	45,038,863
EMC Corp.	122,750	3,239,373
FUJIFILM Holdings Corp. (Japan)	27,600	984,989
Hewlett-Packard Co.	112,248	3,368,563
NetApp, Inc.	19,300	609,108
SanDisk Corp.	13,200	768,504
Seagate Technology PLC(a)	20,300	964,250
Western Digital Corp.	13,400	1,050,828

		56,024,478

Textiles, Apparel & Luxury Goods — 0.5%
Christian Dior SE (France)	458	89,662
Coach, Inc.	17,100	591,831
Fossil Group, Inc.*	2,900	201,144
Hanesbrands, Inc.	25,500	849,660
Luxottica Group SpA (Italy)	11,533	767,153
LVMH Moet Hennessy Louis Vuitton SE (France)	7,394	1,299,945
Michael Kors Holdings Ltd.*	13,100	551,379
NIKE, Inc. (Class B Stock)	43,200	4,666,464

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	5,100	$587,520
Ralph Lauren Corp.	3,800	502,968
Swatch Group AG (The) (Switzerland)	363	27,267
Under Armour, Inc. (Class A Stock)*(a)	10,300	859,432
VF Corp.	21,200	1,478,488

		12,472,913

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	26,400	260,832

Tobacco — 0.7%
Altria Group, Inc.	122,800	6,006,148
British American Tobacco PLC (United Kingdom)	7,483	402,901
Imperial Tobacco Group PLC (United Kingdom)	26,442	1,273,497
Japan Tobacco, Inc. (Japan)	20,800	739,425
Philip Morris International, Inc.	96,300	7,720,371
Reynolds American, Inc.	25,569	1,908,982

		18,051,324

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	35,184	606,385
Brenntag AG (Germany)	1,736	99,614
Bunzl PLC (United Kingdom)	3,822	104,262
Fastenal Co.(a)	16,800	708,624
ITOCHU Corp. (Japan)	72,600	958,844
Mitsui & Co. Ltd. (Japan)	19,300	262,212
Sumitomo Corp. (Japan)	12,800	148,985
United Rentals, Inc.*(a)	6,000	525,720
W.W. Grainger, Inc.(a)	3,800	899,270

		4,313,916

Transportation Infrastructure
Auckland International Airport Ltd. (New Zealand)	10,870	36,381
Groupe Eurotunnel SE (France)	5,311	77,005

		113,386

COMMON STOCKS (continued)	Shares	Value (Note 2)
Water Utilities
Severn Trent PLC (United Kingdom)	4,287	$140,083

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	52,500	1,266,928
NTT DOCOMO, Inc. (Japan)	8,100	155,508
Vodafone Group PLC (United Kingdom)	300,530	1,096,295

		2,518,731

TOTAL COMMON STOCKS (cost $575,366,322)		1,278,171,206

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (cost $1,172,477)	18,026	1,144,471

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	598	50,634
Volkswagen AG (Germany) (PRFC)	4,945	1,147,632

		1,198,266

Banking
Citigroup Capital XIII 7.875%, (Capital Security, fixed to floating preferred)(b)	20,000	519,200

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	2,030	227,799

Media
ProSiebenSat.1 Media AG (Germany)	2,497	123,338

TOTAL PREFERRED STOCKS (cost $2,112,307)		2,068,603

ASSET-BACKED SECURITIES — 3.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.537%	(b)	04/25/19	368	$363,259

Collateralized Loan Obligations — 1.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.455%	(b)	04/20/25	2,100	2,080,640
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	250	246,054
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.466%	(b)	07/13/25	2,400	2,377,537
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.779%	(b)	04/28/26	400	399,204
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.875%	(b)	10/15/26	2,000	2,002,250
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.822%	(b)	04/18/27	250	248,661
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.815%	(b)	10/15/26	600	599,478
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.874%	(b)	10/17/26	250	250,283
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791%	(b)	04/18/27	1,000	1,000,148

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligation (continued)
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.475%	(b)	07/15/24	1,000	$990,823
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424%	(b)	04/17/25	2,200	2,177,965
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.825%	(b)	04/20/26	1,650	1,648,137
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.785%	(b)	10/18/26	250	249,224
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.674%	(b)	01/17/26	250	249,268
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.526%	(b)	07/22/20	235	233,655
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.756%	(b)	03/15/20	521	520,055
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.745%	(b)	10/15/26	750	747,348
Highbridge Loan Management (Cayman Islands), Series 2015-6A, Class A, 144A	1.271%	(b)	05/05/27	250	249,219
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%		01/25/27	750	750,943
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.814%	(b)	04/15/27	250	250,094
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.864%	(b)	05/15/26	250	250,182
Magnetite Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.697%	(b)	07/25/26	2,000	1,988,908
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.725%	(b)	01/18/27	500	497,675
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.377%	(b)	07/25/23	250	250,467
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.745%	(b)	04/15/26	500	498,429
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.425%	(b)	07/22/25	1,000	989,148
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.586%	(b)	12/15/22	449	445,817
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.525%	(b)	02/20/25	250	248,353
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.754%	(b)	07/17/26	500	499,979
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	499,568
Shackleton CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	1.685%	(b)	10/20/23	500	499,026
Shackleton CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.754%	(b)	07/17/26	1,500	1,499,938
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.325%	(b)	04/15/25	2,600	2,558,392
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.926%	(b)	08/17/22	500	498,682
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.975%	(b)	10/20/23	900	897,825
THL Credit Wind River Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.896%	(b)	01/22/27	1,750	1,751,833
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761%	(b)	04/20/27	1,500	1,497,470
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.395%	(b)	07/15/25	2,200	2,173,983
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.885%	(b)	04/20/26	2,500	2,501,836
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.415%	(b)	04/15/24	1,500	1,479,788
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.775%	(b)	04/20/26	1,300	1,297,377
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	494,675

					40,590,337

Non-Residential Mortgage-Backed Securities — 1.3%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.986%	(b)	05/15/20	2,700	2,712,466
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,475	1,470,252
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	4,800	4,770,749
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,800	3,790,249

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	1,500	$1,518,553
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,400	2,426,556
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(b)	05/15/20	1,600	1,600,666
Hertz Corp., Series 2015-1A, Class A	2.730%		03/25/21	4,200	4,179,000
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,600	3,602,736
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	2,337	2,344,318
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	2,865	2,898,987
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	836	827,340

					32,141,872

Residential Mortgage-Backed Securities — 0.6%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.837%	(b)	03/25/33	287	271,250
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.996%	(b)	07/25/35	375	360,708
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	0.937%	(b)	03/25/34	2,336	2,228,010
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.942%	(b)	07/25/34	425	403,695
Fremont Home Loan Trust, Series 2004-2, Class M1	1.042%	(b)	07/25/34	506	454,876
HSBC Home Equity Loan Trust USA, Series 2006-4, Class A4	0.417%	(b)	03/20/36	2,966	2,943,298
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.982%	(b)	06/25/34	582	561,323
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.387%	(b)	05/25/33	153	143,702
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.237%	(b)	12/25/33	853	823,186
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.087%	(b)	07/25/32	373	357,060
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.462%	(b)	09/25/32	576	567,907
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.952%	(b)	02/25/34	945	887,646
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	1,419	1,414,982
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	3,568	3,552,981

					14,970,624

TOTAL ASSET-BACKED SECURITIES (cost $87,598,543)					88,066,092

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	531	532,981

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/30/23	673	666,062

Foods
ARAMARK Corp.	3.250%		09/07/19	437	435,643

Healthcare & Pharmaceutical — 0.1%
Grifols Worldwide Operations USA, Inc.	3.281%		02/26/21	247	246,721
RPI Finance Trust (Luxembourg)	3.250%		11/09/18	871	871,984

					1,118,705

Retailers
Staples, Inc.	3.500%		02/28/22	595	593,843

Technology — 0.1%
First Data Corp.	3.687%		03/26/18	1,055	1,051,227
Trans Union LLC	3.750%		04/09/21	395	391,050

					1,442,277

TOTAL BANK LOANS (cost $4,759,086)					4,789,511

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,400	$3,423,919
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.732%	(b)	04/10/49	2,997	3,166,119
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%	(b)	12/10/49	800	855,724
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	891,744
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,154,245
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	835	868,098
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	978,845
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,399,320
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,063,788
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,156,469
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%		10/10/47	5,000	5,182,985
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,748,860
Commercial Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%		02/10/35	4,500	4,416,759
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609%	(b)	02/15/39	2,544	2,563,175
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.639%	(b)	02/15/39	530	538,138
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	2,385	2,489,032
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(b)	12/25/23	1,925	2,026,340
Federal National Mortgage Assoc., Series 2015-M10, Class A2	3.092%	(b)	04/25/27	4,700	4,652,765
Federal National Mortgage Assoc., Series 2015-M8, Class AB2	2.829%		01/25/25	4,100	4,057,708
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.596%	(b)	05/25/22	20,824	1,680,010
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.632%	(b)	06/25/22	5,757	479,827
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.734%	(b)	08/25/16	4,736	57,872
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.906%	(b)	05/25/19	16,555	966,589
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.826%	(b)	07/25/19	17,144	975,365
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(b)	04/10/37	629	629,795
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(b)	04/10/37	3,500	3,525,074
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	3,000	2,964,726
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,100	1,117,367
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	5,000	4,852,790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(b)	10/15/42	1,170	1,170,745
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	352	355,830
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,629	1,677,658
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,473,722
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,189,142
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,700	1,763,877
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,078,705
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(b)	11/15/40	1,390	1,393,055
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(b)	05/12/39	780	801,531
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.700%	(b)	02/12/39	440	448,324
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.059%	(b)	06/12/46	2,042	2,091,133
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,597	1,613,908
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,193,960
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,000	4,036,116

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.845%	(b)	10/15/42	1,622	$1,633,170
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	1,219	1,218,455
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,385,523
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,177,638
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,492,320
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.897%	(b)	05/15/43	2,739	2,781,976
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	4,195	4,425,559

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $102,842,863)					101,285,795

CORPORATE BONDS — 9.7%
Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A(a)	3.375%		05/01/27	2,635	2,602,062
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	63	64,518
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	124	132,144
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	542	627,587
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	587	624,192
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A(a)	4.000%		10/29/24	373	380,297
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	303	347,190
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	438	464,595
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	729	784,069

					6,026,654

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	1,890	1,932,971
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,065	1,188,066
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	380	388,517
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	235	240,903

					3,750,457

Banking — 3.0%
American Express Co., Jr. Sub. Notes	5.200%	(b)	12/31/49	475	471,485
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,100	2,215,500
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,464,358
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,447,258
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	360	354,541
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	745	758,093
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	115,343
Bank of America Corp., Sub. Notes, MTN(a)	4.000%		01/22/25	1,700	1,656,300
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	900,289
Bank of America NA, Sub. Notes(a)	6.000%		10/15/36	805	956,415
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	1,265	1,269,863
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%		10/30/15	550	557,865
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	270	297,158
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18	1,135	1,285,757
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	1,070	1,012,100
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,170	2,160,016
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	1,730	1,765,500
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	1,125	1,211,803
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,220,058

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,195	$1,457,538
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,050	1,048,740
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	587,850
Discover Bank, Sub. Notes	7.000%		04/15/20	485	564,462
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	893,606
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(b)	12/31/49	1,800	1,778,220
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,559,744
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,421,836
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	260,380
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	765	810,071
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,100	1,290,243
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.875%		01/14/22	1,230	1,356,374
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,025,540
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	150	178,669
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,145	1,153,728
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(b)	12/31/49	1,175	1,179,112
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,115,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,774,977
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,525	3,468,269
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	185	197,295
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	2,022,213
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	2,385	2,254,097
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	12/31/49	640	635,200
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	605	611,740
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	640	785,787
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,530	1,621,341
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	840	947,595
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	100	112,206
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	3,050	2,988,634
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346%	(b)	07/29/49	800	837,600
National City Corp., Sub. Notes	6.875%		05/15/19	2,687	3,116,184
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,195	1,187,567
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	491,739
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	390	454,740
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	2,240	2,256,484
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	780	782,153
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	925	935,067
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,175	2,148,498
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.950%		04/02/20	3,360	3,334,061
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	915	900,623
Westpac Banking Corp. (Australia), Covered Bonds, 144A	2.000%		05/21/19	870	878,057

					75,543,442

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	465	454,309
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	5.250%		02/06/12	1,850	201,188
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%		05/02/18	700	80,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	680	684,954

					1,420,951

Building Materials & Construction — 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,154,375; purchased 10/27/14-02/11/15)(c)(d)	5.375%		11/15/24	1,135	1,114,400
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	382,031
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $530,000; purchased 06/19/14)(c)(d)	5.250%		06/27/29	530	397,606

					1,894,037

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	900	$981,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	720	701,100
Comcast Cable Holdings LLC, Gtd. Notes	9.875%	06/15/22	1,440	1,919,520
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	605	614,425
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	520	489,217
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,240	1,324,157
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	850	847,875

				6,877,294

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,040	1,058,200
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	1,100	1,204,500
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(d)	6.375%	10/15/17	1,198	1,316,918
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(d)	7.000%	10/15/37	390	476,716
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	180	173,188
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	260	264,053
SPX Corp., Gtd. Notes	6.875%	09/01/17	810	872,775
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	725	773,568
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,060	1,148,311

				7,288,229

Chemicals — 0.3%
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%	06/15/21	1,160	1,241,200
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	445	442,487
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	5	4,667
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	30	45,152
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,050	1,060,500
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	955	841,014
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	800	866,612
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	180	161,185
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	265	282,086
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	860	916,254
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	500	623,055

				6,484,212

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,600	1,773,398

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	170	179,582
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	662,870
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	340	400,541
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%	03/15/33	300	393,186
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	145	165,789
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	45	44,424
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	530	652,899
Dynegy, Inc., Gtd. Notes, 144A	6.750%	11/01/19	345	358,972
Dynegy, Inc., Gtd. Notes, 144A	7.375%	11/01/22	255	267,113
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	993,511
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,020	1,025,712
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	605	661,015
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,375	1,517,240
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	265	275,863
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	380	462,826
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	160,236
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	598,093
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	157,096
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	515	620,862

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Southern California Edison Co., First Mortgage	3.600%		02/01/45	690	$615,053
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	497,789
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	263	281,869

					10,992,541

Energy – Integrated
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	400	431,331

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(f)	10/10/36	1,000	400,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	305	351,933
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	225	261,356
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,350	1,740,151
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.900%		04/01/35	830	785,718
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A(a)	4.650%		03/15/25	1,555	1,605,208
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	890	884,189
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	350	287,525
Phillips 66, Gtd. Notes	2.950%		05/01/17	415	426,568
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,628,092
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%		03/15/45	225	210,847

					8,581,587

Foods — 0.1%
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	860	1,039,626
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	785	815,003

					1,854,629

Gaming — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20	800	814,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.500%		03/01/25	900	857,250

					1,671,250

Healthcare & Pharmaceutical — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	950	938,975
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,595	1,560,393
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	805	790,769
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,305	1,240,758
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	480	456,986
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	440	496,758
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,365	1,401,786
Becton Dickinson & Co., Sr. Unsec’d. Notes(a)	3.734%		12/15/24	805	802,292
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	900	922,500
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,235	1,250,438
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	160,407
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	900	915,750
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	350	364,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	160	157,743
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	560	571,277
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	3.500%		03/15/25	2,515	2,506,416
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	4.375%		03/15/35	1,065	1,056,826
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	340	326,038
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%		02/10/45	1,105	987,172
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	355	355,178
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	340	310,151
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,010	1,041,236
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	4,385	4,421,141
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	90	85,807

					23,120,797

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	$589,561
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,050	1,321,236
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	301,639
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	260	238,358
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	614,428
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	738,337
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	440	398,107
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	125,214
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	525,615

					4,852,495

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	534,931
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	125	126,123
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,910	1,816,878
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	910	1,081,849
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	990	1,120,448
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375%	(b)	03/29/67	1,260	1,321,740
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(b)	12/29/49	375	395,625
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	704,232
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	250,886
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,103,188
Lincoln National Corp., Jr. Sub. Notes(a)	6.050%	(b)	04/20/67	250	226,250
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	876	1,032,275
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	827,814
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	619,154
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	162,230
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	960	1,117,045
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	85	104,878
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16	270	284,042
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	853,020
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(b)	10/16/44	1,505	1,574,606
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	418,525
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	728,467
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,037,882
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	101,086
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	715	745,387
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	570	503,208
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,790,579
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	354,456
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	648,358

					21,585,162

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,034,981
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	502,434
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	793,713
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	3,020,817
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	406,042

					5,757,987

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	289,073
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	43,776
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,636,890
CBS Corp., Gtd. Notes	4.850%		07/01/42	115	105,938
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	825,641
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	793,125
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	198,808

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	495	$566,423
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	75	97,525
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	50	41,805
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	150	134,271
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	325	323,486

				5,056,761

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	700	726,624
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	905	907,317
Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	15	14,699
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	400	380,480
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35	370	414,378

				2,443,498

Non-Captive Finance — 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	600	593,250
General Electric Capital Corp., Gtd. Notes, MTN	5.875%	01/14/38	580	693,697
General Electric Capital Corp., Gtd. Notes, MTN	6.875%	01/10/39	1,085	1,456,801
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	230	235,750
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	327,834

				3,307,332

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	1,000	944,380

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(d)	5.400%	11/01/20	275	306,977
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,369,221
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	460	537,098
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	675	726,827

				2,940,123

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	4.750%	09/30/21	600	592,862
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,125	1,156,483
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	626,070
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	200	180,462
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	5.150%	03/15/45	500	441,777
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	665	647,477
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,055	1,033,976
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	530	579,169
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,140	1,112,265
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	563,061
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	135,998

				7,069,600

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	1,219,002
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	930,140
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	820,985
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	138,151

				3,108,278

Real Estate Investment Trusts — 0.2%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	788,484
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	78,552
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	550	557,425
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	240,532

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (continued)
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	$192,850
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,925	3,286,498

				5,144,341

Retailers — 0.1%
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	170	185,247
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.400%	03/15/45	565	564,186
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,300	1,368,250
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	433,913
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	300	311,066
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	265	270,511

				3,133,173

Technology
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	700	690,300
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	455	474,353

				1,164,653

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	300	347,379
AT&T Corp., Gtd. Notes	8.000%	11/15/31	18	24,425
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,130	2,985,106
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	350	321,750
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	560	509,585
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	305	284,107
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	1,133	1,115,458
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	350	519,461
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(d)	7.082%	06/01/16	325	337,977
Embarq Corp., Sr. Unsec’d. Notes (original cost $364,974; purchased 05/12/06)(c)(d)	7.995%	06/01/36	365	404,675
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	950	976,125
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	1,220	1,186,644
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	1,053	985,520
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	2,349	2,155,412
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%	09/15/48	1,182	1,038,407
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55	2,288	1,990,455

				15,182,486

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,585	1,609,531
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	42	67,630
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	274	451,204
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,680	1,672,284
RJ Reynolds Tobacco Co., Gtd. Notes	8.125%	06/23/19	290	343,556

				4,144,205

TOTAL CORPORATE BONDS (cost $236,223,128)				243,545,283

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,688,435
State of California, GO, BABs	7.300%	10/01/39	1,250	1,736,312
State of California, GO, BABs	7.500%	04/01/34	350	484,761
State of California, GO, BABs	7.550%	04/01/39	245	354,253
State of California, GO, BABs	7.625%	03/01/40	205	295,893

				4,559,654

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	$704,035

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,186,950

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,388,710

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,319,835

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	458,438
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	306,449

				764,887

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	518,934

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	570,993

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,169,457

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	305	347,651

TOTAL MUNICIPAL BONDS (cost $10,004,110)				12,531,106

NON-CORPORATE FOREIGN AGENCIES — 0.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,300	1,309,023
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	501,025
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	265	297,022
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	695	771,450
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	2.250%	06/24/21	3,295	3,362,050
KFW (Germany), Gov’t. Gtd. Notes, MTN	2.750%	10/01/20	2,645	2,760,370
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,634	2,626,003
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,400	1,383,438
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23	705	668,833
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	375	384,375
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	1,970	2,136,465
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	453	483,578
Petroleos Mexicanos (Mexico), Sr. Unsec’d. Notes	8.625%	12/01/23	350	430,150
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	560	565,600
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,035	1,035,590
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,000	984,940
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	500	505,050

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,141,475)				20,204,962

NON-CORPORATE SOVEREIGNS — 0.5%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	2,270	2,191,685
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	920	915,400
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	392	404,662
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%	03/13/20	770	856,625
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%	01/15/24	750	828,750

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

NON-CORPORATE SOVEREIGNS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%		01/17/18	745	$833,826
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	550	556,600
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	766	727,700
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	490	482,650
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	395	396,975
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	375	413,250
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,975	1,934,506
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	140	148,050
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125%		01/22/44	350	392,700
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,260	1,438,245

TOTAL NON-CORPORATE SOVEREIGNS (cost $12,489,974)					12,521,624

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	298	303,839
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,404	1,183,211
Banc of America Funding Trust., Series 2015-R4, Class 4A1, 144A	3.500%	(b)	01/01/30	2,114	2,121,025
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.673%	(b)	02/25/35	311	303,459
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.732%	(b)	03/25/35	362	334,024
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.553%	(b)	02/25/37	707	687,381
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1	2.137%	(b)	11/25/24	3,114	3,137,733
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.687%	(b)	02/25/25	1,031	1,032,634
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1	1.335%	(b)	05/25/25	4,974	4,946,635
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.087%	(b)	10/25/27	6,402	6,388,608
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.595%	(b)	07/25/35	375	375,787
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.284%	(b)	09/01/21	4,695	4,719,316
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.184%	(b)	04/01/20	2,337	2,327,876
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.184%	(b)	05/01/20	4,139	4,108,998
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	72	72,882
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.637%	(b)	02/25/34	427	425,048
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	197	197,280

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $32,917,995)					32,665,736

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.4%
Federal Home Loan Banks	0.375%		08/28/15	335	335,144
Federal Home Loan Banks(g)	5.500%		07/15/36	850	1,099,677
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	407	404,973
Federal Home Loan Mortgage Corp.	2.236%	(b)	12/01/35	315	334,349
Federal Home Loan Mortgage Corp.	2.292%	(b)	06/01/36	294	312,755
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	3,700	3,746,139
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	978	990,718
Federal Home Loan Mortgage Corp.(l)	3.000%		TBA	7,000	6,958,164
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-01/01/43	3,975	4,073,473
Federal Home Loan Mortgage Corp.(l)	3.500%		TBA	7,500	7,695,557
Federal Home Loan Mortgage Corp.(l)	3.500%		TBA	500	526,848
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	1,355	1,432,207
Federal Home Loan Mortgage Corp.(l)	4.000%		TBA	2,500	2,643,799
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	3,971	4,221,490
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	11,174	12,080,210
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-05/01/39	3,254	3,538,905
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	3,042	3,410,630
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	1,198	1,365,212
Federal Home Loan Mortgage Corp.	6.500%		09/01/16	1	1,041

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.	7.000%		05/01/31-10/01/31	314	$358,011
Federal National Mortgage Assoc.(a)(g)(h)	1.500%		06/22/20	4,835	4,777,662
Federal National Mortgage Assoc.	1.625%		01/21/20	1,365	1,363,108
Federal National Mortgage Assoc.	1.875%		02/19/19	156	158,940
Federal National Mortgage Assoc.	1.959%	(b)	07/01/33	421	443,914
Federal National Mortgage Assoc.	2.059%	(b)	06/01/37	74	74,794
Federal National Mortgage Assoc.	2.151%	(b)	07/01/37	465	491,582
Federal National Mortgage Assoc.(l)	2.500%		TBA	1,000	1,012,114
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/43	2,615	2,605,186
Federal National Mortgage Assoc.(a)	2.625%		09/06/24	130	130,050
Federal National Mortgage Assoc.(l)	3.000%		TBA	26,000	25,903,007
Federal National Mortgage Assoc.	3.000%		02/01/27	3,899	4,049,237
Federal National Mortgage Assoc.(l)	3.500%		TBA	500	527,320
Federal National Mortgage Assoc.(l)	3.500%		TBA	3,000	3,083,672
Federal National Mortgage Assoc.	3.500%		07/01/27-03/01/43	30,896	32,006,763
Federal National Mortgage Assoc.(l)	4.000%		TBA	16,000	16,914,186
Federal National Mortgage Assoc.(l)	4.000%		TBA	7,500	7,946,103
Federal National Mortgage Assoc.	4.000%		09/01/44	6,570	6,963,812
Federal National Mortgage Assoc.	4.500%		11/01/18-03/01/41	7,817	8,488,473
Federal National Mortgage Assoc.(l)	5.000%		TBA	3,500	3,866,406
Federal National Mortgage Assoc.	5.000%		10/01/18-05/01/36	2,364	2,603,483
Federal National Mortgage Assoc.	5.500%		03/01/16-04/01/37	4,590	5,157,888
Federal National Mortgage Assoc.	6.000%		09/01/17-06/01/38	5,110	5,828,235
Federal National Mortgage Assoc.	6.500%		07/01/17-01/01/37	1,956	2,258,372
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	212	247,383
Federal National Mortgage Assoc.	7.500%		05/01/32	41	43,476
Government National Mortgage Assoc.(l)	3.000%		TBA	2,000	2,018,750
Government National Mortgage Assoc.(l)	3.000%		TBA	4,000	4,037,812
Government National Mortgage Assoc.(l)	3.500%		TBA	18,000	18,681,331
Government National Mortgage Assoc.	3.500%		05/20/43-04/20/45	3,886	4,051,792
Government National Mortgage Assoc.	4.000%		06/15/40-04/20/45	9,216	9,784,493
Government National Mortgage Assoc.(l)	4.500%		TBA	1,000	1,085,781
Government National Mortgage Assoc.	4.500%		04/15/40-12/20/44	9,455	10,277,573
Government National Mortgage Assoc.	5.500%		08/15/33-04/15/36	2,187	2,492,387
Government National Mortgage Assoc.	6.000%		11/15/23-07/15/34	853	980,739
Government National Mortgage Assoc.	6.500%		10/15/23-09/15/36	1,613	1,865,817
Government National Mortgage Assoc.	8.000%		01/15/24-07/15/24	25	27,561
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	566	584,397
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	3,910	3,929,550
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,115	1,117,787
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.825%	(f)	10/15/19	1,105	1,019,930
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	2.066%	(f)	07/15/20	3,351	3,032,843
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880%		04/01/36	76	98,636
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	3,665	3,667,888

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $257,240,748)					261,229,535

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds(a)	2.500%		02/15/45	1,260	1,108,901
U.S. Treasury Bonds	2.750%		08/15/42-11/15/42	2,850	2,651,489
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	5,824	5,871,016
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	9,436	10,087,863
U.S. Treasury Notes	1.500%		10/31/19	1,745	1,745,954
U.S. Treasury Notes(h)	2.125%		09/30/21	27,615	27,891,150
U.S. Treasury Notes	3.125%		05/15/19	3,065	3,270,689
U.S. Treasury Strips Coupon	2.184%	(f)	02/15/28	2,115	1,496,130
U.S. Treasury Strips Coupon	2.241%	(f)	05/15/28	1,055	740,111
U.S. Treasury Strips Coupon	2.280%	(f)	02/15/29	1,055	718,154
U.S. Treasury Strips Coupon	2.363%	(f)	08/15/30	3,150	2,027,349
U.S. Treasury Strips Coupon	2.384%	(f)	05/15/29	2,175	1,466,011
U.S. Treasury Strips Coupon	2.519%	(f)	08/15/25	1,930	1,496,877

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Strips Coupon	3.103%	(f)	11/15/34	1,430	$783,950
U.S. Treasury Strips Principal	2.351%	(f)	05/15/43	1,180	474,287
U.S. Treasury Strips Principal	3.577%	(f)	05/15/44	1,780	696,774

TOTAL U.S. TREASURY OBLIGATIONS (cost $62,170,536)					62,526,705

TOTAL LONG-TERM INVESTMENTS (cost $1,405,039,564)					2,120,750,629

SHORT-TERM INVESTMENTS — 21.3%

				Shares
AFFILIATED MUTUAL FUNDS — 20.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $100,433,000) (Note 4)(j)				10,486,362	97,942,621
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $425,643,804; includes $58,627,635 of cash collateral for securities on loan) (Note 4)(j)(k)				425,643,804	425,643,804

TOTAL AFFILIATED MUTUAL FUNDS (cost $526,076,804)					523,586,425

				Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills(g) (cost $10,647,264)	0.152%(i)		09/17/15	10,650	10,650,000

				Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $152.00				27,200	467,500
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $160.00				13,600	29,750
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $164.00				13,600	10,625

TOTAL OPTIONS PURCHASED (cost $470,563)					507,875

TOTAL SHORT-TERM INVESTMENTS (cost $537,194,631)					534,744,300

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.1% (cost $1,942,234,195)					2,655,494,929

OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $156.00				27,200	(174,250)
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $158.00				27,200	(102,000)

TOTAL OPTIONS WRITTEN (premiums received $241,312)					(276,250)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.1% (cost $1,941,992,883)					2,655,218,679
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (6.1)%					(152,651,453)

NET ASSETS — 100.0%					$2,502,567,226

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,070,426; cash collateral of $58,627,635 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,272,642. The aggregate value of $4,355,269 is approximately 0.2% of net assets.

(d)	Indicates a security that has been deemed illiquid.

(e)	Represents issuer in default on interest payments and/or principal re-payments;.non-income producing security. Such securities may be post maturity.

(f)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Rate quoted represents yield-to-maturity as of purchase date.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $100,000,000 is approximately 4.0% of net assets.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
91	2 Year U.S. Treasury Notes	Sep. 2015	$19,930,551	$19,923,313	$(7,238)
666	5 Year U.S. Treasury Notes	Sep. 2015	78,964,065	79,425,703	461,638
218	10 Year U.S. Treasury Notes	Sep. 2015	27,425,071	27,505,469	80,398
87	DAX Index	Sep. 2015	26,619,996	26,676,473	56,477
691	DJ Euro STOXX 50	Sep. 2015	26,453,417	26,469,665	16,248
221	IBEX 35 Index	Jul. 2015	26,419,156	26,547,447	128,291
16	MSCI EAFE Mini Futures	Sep. 2015	1,506,518	1,467,200	(39,318)
59	S&P 500 E-Mini Futures	Sep. 2015	6,155,981	6,060,480	(95,501)
62	S&P 500 Index Futures	Sep. 2015	32,439,964	31,843,200	(596,764)
227	U.S. Ultra Bonds	Sep. 2015	35,813,459	34,972,188	(841,271)

					(837,040)

Short Position:
194	U.S. Long Bonds	Sep. 2015	29,872,710	29,263,688	609,022

					$(228,018)

(1)	A U.S. Treasury Obligation with a market value of $10,650,000 has been segregated with Goldman Sachs & Co. and U.S. Government Agency Obligations with a combined market value of $1,926,660 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
2,634	05/17/18	0.989%	3 Month LIBOR(1)	$13,942	$—	$13,942	Credit Suisse First Boston Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation
Exchange-traded swap agreements:
12,735	12/31/21	1.831%	3 Month LIBOR(1)	$8,825	$171,024	$162,199
26,880	12/31/21	1.950%	3 Month LIBOR(1)	73,934	163,044	89,110
40,475	05/31/22	2.200%	3 Month LIBOR(1)	(56,569)	(44,834)	11,735

				$26,190	$289,234	$263,044

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2015(4)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	53,000	$(997,536)	$(756,174)	$241,362

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V9	12/20/16	5.000%	1,150	$63,809	$47,923	$15,886	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V9	12/20/16	5.000%	2,990	165,903	128,338	37,565	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	4,140	229,713	181,413	48,300	Deutsche Bank AG

				$459,425	$357,674	$101,751

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $3,538,677 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swap (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,132,886,509	$145,284,697	$—
Exchange Traded Fund	1,144,471	—	—
Preferred Stocks	519,200	1,549,403	—
Asset-Backed Securities
Collateralized Debt Obligation	—	363,259	—
Collateralized Loan Obligations	—	40,590,337	—
Non-Residential Mortgage-Backed Securities	—	24,360,136	7,781,736
Residential Mortgage-Backed Securities	—	14,970,624	—
Bank Loans	—	4,789,511	—
Commercial Mortgage-Backed Securities	—	101,285,795	—
Corporate Bonds	—	243,480,765	64,518
Municipal Bonds	—	12,531,106	—
Non-Corporate Foreign Agencies	—	20,204,962	—
Non-Corporate Sovereigns	—	12,521,624	—
Residential Mortgage-Backed Securities	—	32,665,736	—
U.S. Government Agency Obligations	—	261,229,535	—
U.S. Treasury Obligations	—	73,176,705	—
Affiliated Mutual Funds	523,586,425	—	—
Options Purchased	507,875	—	—
Options Written	(276,250)	—	—
Other Financial Instruments*
Futures Contracts	(228,018)	—	—
Over-the-counter interest rate swap	—	13,942	—
Exchange-traded interest rate swaps	—	263,044	—
Exchange-traded credit default swap	—	241,362	—
Over-the-counter credit default swaps	—	459,425	—

Total	$1,658,140,212	$989,981,968	$7,846,254

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Affiliated Mutual Funds (including 2.3% of collateral for securities on loan)	20.9%
U.S. Government Agency Obligations	10.4
Commercial Mortgage-Backed Securities	4.1
Banks	3.6
Pharmaceuticals	3.5
Oil, Gas & Consumable Fuels	3.3
Banking	3.0
U.S. Treasury Obligations	2.9
Insurance	2.4
Technology Hardware, Storage & Peripherals	2.2
Residential Mortgage-Backed Securities	1.9
Media	1.8
Software	1.7

Collateralized Loan Obligations	1.6%
IT Services	1.6
Internet Software & Services	1.5
Chemicals	1.5
Biotechnology	1.5
Real Estate Investment Trusts (REITs)	1.4
Health Care Providers & Services	1.4
Non-Residential Mortgage-Backed Securities	1.3
Aerospace & Defense	1.3
Diversified Telecommunication Services	1.2
Food & Staples Retailing	1.2
Capital Markets	1.2
Industrial Conglomerates	1.1
Semiconductors & Semiconductor Equipment	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Industry table (con’t)
Specialty Retail	1.1%
Beverages	1.0
Health Care Equipment & Supplies	1.0
Food Products	1.0
Healthcare & Pharmaceutical	1.0
Diversified Financial Services	0.9
Tobacco	0.9
Household Products	0.9
Machinery	0.9
Electric Utilities	0.9
Hotels, Restaurants & Leisure	0.8
Non-Corporate Foreign Agencies	0.8
Internet & Catalog Retail	0.7
Communications Equipment	0.7
Telecommunications	0.6
Energy Equipment & Services	0.6
Multi-Utilities	0.6
Automobiles	0.6
Airlines	0.5
Municipal Bonds	0.5
Non-Corporate Sovereigns	0.5
Textiles, Apparel & Luxury Goods	0.5
Electric	0.4
Road & Rail	0.4
Multiline Retail	0.4
Consumer Finance	0.4
Electrical Equipment	0.4
Energy – Other	0.3
Metals & Mining	0.3
Air Freight & Logistics	0.3
Household Durables	0.3
Electronic Equipment, Instruments & Components	0.3
Auto Components	0.3
Cable	0.3
Capital Goods	0.3

Pipelines & Other	0.3%
Life Sciences Tools & Services	0.2
Lodging	0.2
Commercial Services & Supplies	0.2
Media & Entertainment	0.2
Healthcare Insurance	0.2
Trading Companies & Distributors	0.2
Automotive	0.2
Retailers	0.1
Real Estate Management & Development	0.1
Non-Captive Finance	0.1
Railroads	0.1
Containers & Packaging	0.1
Paper & Forest Products	0.1
Paper	0.1
Professional Services	0.1
Technology	0.1
Wireless Telecommunication Services	0.1
Construction & Engineering	0.1
Metals	0.1
Foods	0.1
Building Materials & Construction	0.1
Consumer	0.1
Gaming	0.1
Building Products	0.1
Brokerage	0.1
Construction Materials	0.1
Health Care Technology	0.1
Leisure Products	0.1
Personal Products	0.1
Exchange Traded Fund	0.1
Independent Power & Renewable Electricity Producers	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$357,674		—	$—
Credit contracts	Due from/to broker — variation margin swaps	241,362	*	—	—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	101,751		—	—
Equity Contracts	Due from/to broker — variation margin futures	201,016	*	Due from/to broker — variation margin futures	731,583	*
Interest rate contracts	Due from/to broker — variation margin futures	1,151,058	*	Due from/to broker — variation margin futures	848,509	*
Interest rate contracts	Due from/to broker — variation margin swaps	263,044	*	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	$13,942	—	$—
Interest rate contracts	Unaffiliated investments	507,875	Options written outstanding, at value	276,250

Total		$2,837,722		$1,856,342

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(512,220)	$(512,220)
Equity contracts	6,783	—	—	5,744,856	—	5,751,639
Interest rate contracts	—	(1,084,032)	299,296	880,255	8,398	103,917

	$6,783	$(1,084,032)	$299,296	$6,625,111	$(503,822)	$5,343,336

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$364,634	$364,634
Equity contracts	—	—	(5,108,672)	—	(5,108,672)
Interest rate contracts	61,024	(60,445)	(315,501)	307,262	(7,660)

Total	$61,024	$(60,445)	$(5,424,173)	$671,896	$(4,751,698)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Position(3)
$256,036	$91,067	$254,361,154	$22,231,478

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements—Buy Protection(2)	Credit Default Swap Agreements—Sell Protection(2)
$76,936	$57,643	$8,401

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$77,751	$—	$—	$77,751
Deutsche Bank AG	395,616	—	(521,616)	—

	$473,367

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$—	$—	$—	$—
Deutsche Bank AG	—	—	—	—

	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $57,070,426:
Unaffiliated investments (cost $1,416,157,391)	$2,131,908,504
Affiliated investments (cost $526,076,804)	523,586,425
Cash	100,252
Foreign currency, at value (cost $6,346,061)	6,343,507
Receivable for investments sold	64,285,156
Dividends and interest receivable	6,934,612
Tax reclaim receivable	475,965
Premium paid for swap agreements	357,674
Unrealized appreciation on over-the-counter swap agreements	115,693
Due from broker—variation margin swaps	2,674
Receivable for Series shares sold	1,100
Prepaid expenses	2,685

Total Assets	2,734,114,247

LIABILITIES
Payable for investments purchased	166,785,887
Payable to broker for collateral for securities on loan	58,627,635
Due to broker—variation margin futures	4,007,486
Management fee payable	1,146,231
Payable for Series shares repurchased	414,210
Accrued expenses and other liabilities	288,396
Options written outstanding, at value (premiums received $241,312)	276,250
Affiliated transfer agent fee payable	926

Total Liabilities	231,547,021

NET ASSETS	$2,502,567,226

Net assets were comprised of:
Paid-in capital	$1,349,921,100
Retained earnings	1,152,646,126

Net assets, June 30, 2015	$2,502,567,226

Net asset value and redemption price per share $2,502,567,226 / 110,859,648 outstanding shares of beneficial interest	$22.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $258,544)	$16,104,768
Interest income	12,912,052
Affiliated dividend income	816,991
Affiliated income from securities lending, net	114,687

Total income	29,948,498

EXPENSES
Management fee	6,992,729
Custodian and accounting fees	212,000
Shareholders’ reports	114,000
Audit fee	21,000
Insurance expenses	16,000
Trustees’ fees	15,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Miscellaneous	25,799

Total expenses	7,410,528

NET INVESTMENT INCOME	22,537,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	85,041,456
Futures transactions	6,625,111
Options written transactions	299,296
Swap agreement transactions	(503,822)
Foreign currency transactions	(133,373)

91,328,668

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $442)	(93,764,386)
Futures	(5,424,173)
Securities sold short	9,708
Options written	(60,445)
Swap agreements	671,896
Foreign currencies	(18,735)

(98,586,135)

NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(7,257,467)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,280,503

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income	$22,537,970	$42,111,812
Net realized gain on investment and foreign currency transactions	91,328,668	120,488,994
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(98,586,135)	50,456,589

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,280,503	213,057,395

SERIES SHARE TRANSACTIONS
Series shares sold [155,045 and 657,128 shares, respectively]	3,531,071	14,068,708
Series shares repurchased [3,986,192 and 7,335,062 shares, respectively]	(90,599,574)	(157,169,187)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(87,068,503)	(143,100,479)

TOTAL INCREASE (DECREASE)	(71,788,000)	69,956,916
NET ASSETS:
Beginning of period	2,574,355,226	2,504,398,310

End of period	$2,502,567,226	$2,574,355,226

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 90.1% ASSET-BACKED SECURITIES — 13.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 4.4%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.725%	(a)	07/15/26	500	$497,885
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.455%	(a)	04/20/25	3,300	3,269,578
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	500	492,107
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.888%	(a)	10/15/26	1,750	1,751,969
Battalion VII CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.675%	(a)	10/22/25	1,300	1,296,433
Battalion VII CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.874%	(a)	10/17/26	2,750	2,753,115
Benefit Street Partners II CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.475%	(a)	07/15/24	900	891,741
Benefit Street Partners V CLO Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.875%	(a)	10/20/26	1,250	1,251,118
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.551%	(a)	06/20/17	255	255,089
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.755%	(a)	01/15/26	700	700,033
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424%	(a)	04/17/25	2,600	2,573,959
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.737%	(a)	07/27/26	250	249,773
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.725%	(a)	07/15/26	1,500	1,493,603
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.745%	(a)	01/20/26	2,500	2,492,493
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.670%	(a)	01/17/26	1,250	1,246,341
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.415%	(a)	04/15/24	4,200	4,143,406
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.763%	(a)	04/15/27	2,250	2,250,849
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.825%	(a)	07/15/26	250	249,872
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.755%	(a)	04/15/26	250	249,306
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	—%	(a)(k)	07/20/27	1,000	998,100
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.837%	(a)	10/25/26	4,375	4,374,087
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	680,883
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.325%	(a)	04/15/25	7,300	7,183,177
Sound Point VI CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	1.635%	(a)	10/20/26	750	743,555
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.725%	(a)	01/18/26	3,300	3,296,421
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.395%	(a)	07/15/25	300	296,452

					45,681,345

Non-Residential Mortgage-Backed Securities — 1.6%
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.186%	(a)	05/15/34	129	106,464
Hertz, Series 2015-1A, Class A	2.730%		03/25/21	5,600	5,572,000
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	1,961	2,020,853
Onemain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,900	3,902,964
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	4,600	4,654,570

					16,256,851

Residential Mortgage-Backed Securities — 7.8%
ABFC Trust, Series 2004-OPT1, Class M1	1.237%	(a)	08/25/33	1,258	1,190,269
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.087%	(a)	09/25/33	1,343	1,258,197
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	368	375,801
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.147%	(a)	09/25/34	950	947,173
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.112%	(a)	10/25/31	407	387,229
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.012%	(a)	05/25/34	1,432	1,368,202
Argent Securities, Inc., Series 2003-W2, Class M4	5.812%	(a)	09/25/33	2,400	2,243,040
Argent Securities, Inc., Series 2004-W10, Class A2	0.967%	(a)	10/25/34	1,802	1,750,084

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.431%	(a)	06/15/33	1,142	$1,089,673
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.236%	(a)	01/15/34	204	193,823
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.087%	(a)	08/25/34	1,728	1,669,589
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%	(a)	07/28/35	5,000	5,000,000
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.087%	(a)	03/25/34	3,612	3,441,928
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.912%	(a)	04/25/34	1,935	1,767,522
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.562%	(a)	03/25/33	189	127,653
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%	(a)	03/25/34	1,094	1,123,543
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.437%	(a)	08/25/32	66	56,485
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.942%		07/25/34	538	510,699
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.687%	(a)	02/25/25	1,375	1,376,845
FBR Securitization Trust, Series 2005-2, Class M1	0.907%	(a)	09/25/35	3,205	3,178,190
Fremont Home Loan Trust, Series 2003-B, Class M1	1.237%	(a)	12/25/33	193	184,446
GSAMP Trust, Series 2004-FM1, Class M1	1.162%	(a)	11/25/33	1,852	1,794,373
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.327%	(a)	01/26/37	4,809	4,617,911
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.327%	(a)	01/26/37	1,400	1,109,360
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.325%	(a)	03/26/37	3,750	3,567,000
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.325%	(a)	03/26/37	700	533,330
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.937%	(a)	02/25/34	3,926	3,732,501
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.184%	(a)	05/01/20	6,677	6,628,206
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	72	72,882
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.967%	(a)	02/25/34	1,995	1,896,081
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.387%	(a)	08/25/35	614	580,298
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.707%	(a)	06/25/35	1,628	1,560,647
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.387%	(a)	05/25/33	1,141	1,070,576
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.207%	(a)	10/25/33	866	807,803
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.237%	(a)	12/27/33	693	668,839
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.057%	(a)	11/25/34	3,688	3,362,692
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.117%	(a)	06/25/34	2,009	1,943,430
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.102%	(a)	07/25/34	1,549	1,477,153
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.312%	(a)	10/25/33	2,728	2,619,098
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.952%	(a)	02/25/35	3,048	2,831,336
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.387%	(a)	12/25/34	175	173,370
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	1,000	1,037,136
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.312%	(a)	12/25/32	199	185,575
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.967%	(a)	02/25/34	3,034	2,821,591
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.952%	(a)	02/25/35	1,038	952,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.637%	(a)	02/25/34	1,197	1,190,134
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.892%	(a)	03/25/34	2,297	2,127,577
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.387%	(a)	08/25/34	1,400	1,277,209
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.187%	(a)	07/25/32	725	679,767
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	302	302,646

					80,861,836

TOTAL ASSET-BACKED SECURITIES (cost $135,536,352)					142,800,032

BANK LOANS(a) — 3.0%
Aerospace & Defense — 0.2%
Transdigm, Inc.	3.500%		05/13/22	1,995	1,969,588

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

BANK LOANS(a) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Automotive — 0.2%
Chrysler Group LLC	3.250%		12/31/18		997	$994,482
Chrysler Group LLC	3.500%		05/24/17		1,335	1,332,117

						2,326,599

Chemicals — 0.1%
Axalta Coating Systems US Holdings	3.750%		02/01/20		709	708,156
CeramTec GmbH (Germany)	4.250%		08/30/20	EUR	900	1,002,740

						1,710,896

Financials — 0.2%
Scandlines GmbH (Germany)	4.500%		11/04/20	EUR	1,675	1,876,283

Foods — 0.1%
Pinnacle Foods Finance LLC	3.000%		04/29/20		697	693,256

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21		2,244	2,245,980

Healthcare & Pharmaceutical — 0.9%
Capsugel Holdings US, Inc.	3.500%		08/01/18		928	926,954
Davita Healthcare Partners, Inc.	3.500%		06/24/21		1,485	1,483,453
Grifols SA	3.281%		02/26/21		1,485	1,483,663
Mallinckrodt International Finance SA	3.500%		03/19/21		1,514	1,508,097
Nima ACQ LLC	3.250%		02/26/21		684	683,361
Ortho Clinical Diagnostics	4.750%		06/30/21		495	484,344
RPI Finance Trust (Luxembourg)	3.500%		11/09/20		1,696	1,695,739
Valeant Pharmaceutiicals International, Inc.	4.000%		04/01/22		1,147	1,146,082

						9,411,693

Media & Entertainment — 0.1%
CBS Outdoor Americas CAP Co.	3.000%		02/01/21		1,000	995,833

Technology — 0.9%
BMC Software Finance, Inc.	5.000%		09/10/20		495	464,830
First Data Corp.	3.687%		03/26/18		2,411	2,401,848
First Data Corp.	4.187%		03/24/21		183	183,180
Freescale Semiconductor, Inc.	4.250%		02/28/20		1,711	1,711,891
Interactive Data Corp.	4.750%		05/03/21		1,188	1,190,475
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/29/19	GBP	900	1,415,294
TransUnion LLC/TransUnion Financing Corp.	3.750%		04/09/21		198	195,525
Vantiv LLC	2.282%		06/13/19		1,425	1,407,188

						8,970,231

Telecommunications — 0.1%
SBA Senior Finance II LLC	3.250%		03/24/21		1,139	1,127,273

TOTAL BANK LOANS (cost $31,768,926)						31,327,632

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47		195	195,177
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		334	334,384
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	819,120
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.732%	(a)	04/10/49		1,359	1,435,307
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.036%	(a)	12/15/27		5,000	4,988,385
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,298,365
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		235	236,575
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,242,291
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	4,918,060
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48		5,000	5,126,155

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	$1,957,690
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	3,900	3,898,105
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.639%	(a)	02/15/39	970	984,894
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.798%	(a)	06/25/20	9,304	583,245
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.596%	(a)	05/25/22	28,573	2,305,130
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.632%	(a)	06/25/22	16,295	1,358,155
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.022%	(a)	10/25/22	11,151	586,257
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, I/O	0.757%	(a)	01/25/25	83,962	4,914,970
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.734%	(a)	08/25/16	9,250	113,031
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.906%	(a)	05/25/19	22,885	1,336,167
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.826%	(a)	07/25/19	27,431	1,560,584
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,600	4,574,447
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(a)	10/15/42	1,820	1,821,159
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.136%	(a)	02/15/51	489	489,428
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,964,962
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,584,392
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	4,600	4,510,949
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	3,200	3,274,550
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(a)	11/15/40	2,100	2,104,616
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	539	542,726
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.029%	(a)	06/12/50	136	136,313
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, I/O, 144A	1.979%	(a)	08/15/45	52,935	4,051,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,691,444
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,277,299
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.103%	(a)	07/15/46	4,800	5,144,582
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	4,000	4,214,908
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654%	(a)	04/15/49	2,143	2,178,972
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,300	2,276,216
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,567,855
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,780,544
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(a)	07/15/42	108	108,332
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(b)	5.509%		04/15/47	5,150	5,388,167
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.903%	(a)	06/15/49	2,497	2,638,192

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	$4,420,968

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $113,290,239)					110,935,044

CORPORATE BONDS — 50.2%
Aerospace & Defense — 0.3%
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	2,350	2,750,569

Airlines — 0.6%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	2	2,493
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class B	7.373%		12/15/15	394	401,267
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,496	1,667,754
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	448	475,575
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	1,123	1,288,074
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	508	538,128
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	544	584,613
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	824	884,273

					5,842,177

Automotive — 1.1%
Ford Motor Co., Sr. Unsec’d. Notes(b)	4.750%		01/15/43	750	727,201
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	4,620	4,626,020
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	2,225	2,245,684
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	375	383,765
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	1,350	1,423,269
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,885	2,102,821

					11,508,760

Banking — 12.7%
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		02/13/22	3,000	2,880,000
American Express Co., Jr. Sub. Notes	5.200%	(a)	12/31/49	655	650,153
Bank of America Corp., Jr. Sub Notes, Series K	8.000%	(a)	12/29/49	3,500	3,692,500
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,775	2,014,911
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	4,590	4,994,673
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	4,275	4,210,178
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	1,150	1,170,211
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,750	3,843,259
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	1,340	1,373,686
Bank of America NA, Sub. Notes	5.300%		03/15/17	790	836,740
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	3.750%		05/15/24	3,375	3,389,695
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	3,700	3,721,786
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,400	2,388,958
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	2,460	2,610,749
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	700	738,840
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17	2,050	2,254,943
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	4,120	5,913,691
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,375	1,677,083
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN(b)	3.625%		09/09/24	1,050	1,043,762
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes(b)	3.700%		05/30/24	1,650	1,629,436
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	1,150	1,136,180
Discover Bank, Sub. Notes	7.000%		04/15/20	2,005	2,333,499
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	3,275	3,250,880

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banking (continued)
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19		425	$425,575
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(a)	12/29/49		1,950	1,926,405
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	5.750%		01/24/22		4,200	4,777,370
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		1,355	1,506,597
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17		3,195	3,497,745
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		2,195	2,597,883
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D	6.000%		06/15/20		2,420	2,765,397
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		440	516,097
Huntington Bancshares, Inc., Sub. Notes(b)	7.000%		12/15/20		260	309,693
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250%	(a)	08/29/49		2,380	2,436,644
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.000%		09/25/15		770	772,037
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16		1,625	1,637,387
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%	(a)	04/29/49		6,130	6,484,007
JPMorgan Chase & Co., Jr. Sub. Notes, Series X(b)	6.100%	(a)	12/31/49		1,450	1,455,075
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.750%		06/23/20		5,400	5,405,756
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16		2,245	2,290,461
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		500	496,757
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		600	641,558
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43		675	719,861
KeyCorp, Sr. Unsec’d. Notes, MTN(b)	5.100%		03/24/21		1,155	1,281,446
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20		2,650	3,027,606
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18		1,125	1,126,627
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%	(a)	12/31/49		975	967,688
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23		1,535	1,552,100
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		1,920	2,187,487
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17		4,035	4,275,889
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21		2,080	2,346,425
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		2,635	2,952,765
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26		750	734,910
Northern Trust Corp., Sub. Notes(b)	3.950%		10/30/25		3,025	3,125,611
People’s United Bank, Sub. Notes	4.000%		07/15/24		550	544,594
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22		1,675	1,664,581
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24		975	984,950
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15		625	626,748
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15		950	952,622
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16		525	538,089
State Street Corp., Jr. Sub. Debs.	4.956%		03/15/18		3,025	3,251,811
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19		625	631,802

						131,191,869

Beverages — 0.1%
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%		01/01/20		1,250	1,296,875

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		650	635,056
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18		2,740	315,100
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		950	956,922

						1,907,078

Building Materials & Construction — 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22		2,000	1,970,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $3,116,250; purchased 02/11/15)(e)(f)	5.375%		11/15/24		3,000	2,945,550
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875%		04/30/19		1,233	1,349,148
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19		1,360	1,488,112
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	1,006,327
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23		294	293,583

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Building Materials & Construction (continued)
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,275,000; purchased 06/19/14)(e)(f)	5.250%	06/27/29		1,275	$956,505
Standard Pacific Corp., Gtd. Notes	6.250%	12/15/21		3,500	3,710,000

					13,719,225

Cable — 2.1%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		210	230,668
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19		878	912,022
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%	06/01/20		1,100	1,161,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27		1,000	976,250
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		2,225	2,347,375
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%	02/15/19		1,610	1,825,337
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		2,825	2,869,011
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18		2,850	2,899,875
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		290	278,718
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	1,011,499
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		2,620	2,921,177
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25		1,140	1,088,130
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21		1,035	1,117,800
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	945	1,544,215

					21,183,952

Capital Goods — 1.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,375	1,457,500
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(e)(f)	6.700%	06/01/34		920	1,119,540
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(e)(f)	7.000%	10/15/37		770	941,209
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		500	481,076
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		740	751,537
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19		1,500	1,547,850
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43		425	467,685
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(e)(f)	2.500%	03/15/16		2,025	2,039,157
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		625	627,344
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,100	1,089,476
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25		650	628,062
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		2,700	2,922,750
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		1,675	1,701,624
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,960	2,123,292

					17,898,102

Chemicals — 1.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		870	837,521
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45		420	424,163
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		450	506,292
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43		3,000	3,045,000
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43		675	631,581
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		700	696,047
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18		380	427,782
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		300	356,368
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	4.625%	10/01/44		125	116,677
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39		1,002	1,508,060
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		3,550	4,063,529
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%	09/19/42		1,065	1,095,352
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33		465	494,981

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	155	$165,139
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23	3,058	3,753,667

					18,122,159

Consumer — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	2,000	2,280,000

Diversified Telecommunication Services — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	2,320	2,212,603
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	300	275,786
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	850	773,478

					3,261,867

Electric — 3.5%
AES Corp. (The), Sr. Unsec’d. Notes	5.500%		04/15/25	5,000	4,750,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	550	553,318
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%		01/15/23	800	786,000
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25	850	826,625
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	2,500	2,625,000
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	3,775	3,812,116
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	2,325	2,733,626
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	6.000%		10/07/39	1,450	1,610,118
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%		10/01/17	1,930	2,110,117
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,900	2,096,549
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%		03/15/18	1,800	1,826,509
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	400	416,398
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	1,150	1,316,222
NRG Energy, Inc., Gtd. Notes(b)	6.625%		03/15/23	2,750	2,832,500
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%		06/15/43	1,950	1,964,102
South Carolina Electric & Gas Co., First Mortgage	4.600%		06/15/43	2,025	2,001,887
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18	1,953	2,158,307
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	1,947	2,086,689

					36,506,083

Energy – Integrated — 0.7%
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250%		11/05/19	1,300	1,370,200
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	870	714,705
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	1,040	852,800
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec’d. Notes, RegS	7.250%		12/12/21	1,540	1,262,800
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	510	549,947
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	2,725	2,748,844

					7,499,296

Energy – Other — 1.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(g)	10/10/36	2,000	800,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	3,265	3,583,024
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	340	392,319
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	290,395
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	450	516,663
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,650	1,639,227
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,530	1,619,736
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,750	1,964,939
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	980,000

					11,786,303

Foods — 1.2%
Aramark Corp., Gtd. Notes(b)	5.750%		03/15/20	1,350	1,409,400
B&G Foods, Inc., Gtd. Notes	4.625%		06/01/21	2,000	1,970,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%		05/22/23	705	667,106
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%		05/22/24	775	760,469

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods (continued)
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	375	$395,396
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(e)(f)	7.250%	06/01/21	1,330	1,401,487
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,025,000; purchased 05/20/15)(e)(f)	5.750%	06/15/25	2,025	2,001,611
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	725	733,715
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	725	797,863
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 05/29/15)(e)(f)	8.000%	06/15/22	1,350	1,351,687
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	1,000	1,038,220

				12,526,954

Gaming — 0.8%
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	3,325	3,474,625
MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	1,650	1,755,187
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	1,550	1,641,063
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(b)	5.500%	03/01/25	1,900	1,809,750

				8,680,625

Healthcare & Pharmaceutical — 4.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,020	1,008,163
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,715	1,677,790
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	875	859,532
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,500	1,426,158
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	525	499,828
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	2,635	2,706,011
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	750	794,625
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	3,400	3,582,750
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	2,300	2,259,750
Davita Healthcare Partners, Inc., Gtd. Notes	5.000%	05/01/25	500	481,250
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	625	639,063
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	2,705	2,738,812
HCA, Inc., Gtd. Notes	5.375%	02/01/25	5,025	5,106,907
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	300	298,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	240	236,615
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	2,000	2,080,000
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	3.500%	03/15/25	3,435	3,423,276
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	4.375%	03/15/35	1,450	1,438,871
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	2,075	2,016,954
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	1,550	1,514,590
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	1,000	1,005,000
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	2,600	2,626,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,570	1,634,763
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	2,000	2,097,500
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	800	823,000

				42,975,333

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,900	2,390,808
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	385	352,954
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20	745	807,319
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	2,125	2,270,342
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	750	853,372
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(b)	4.250%	03/15/43	1,200	1,133,930
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37	760	958,967
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	195	249,987

				9,017,679

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 3.4%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20	430	$479,209
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	2,475	2,627,658
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,075	1,022,588
American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15	315	318,182
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	950	1,129,403
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	3,700	4,079,202
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.000%		02/11/23	1,850	1,863,577
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(b)	4.500%		02/11/43	1,350	1,353,475
Chubb Corp. (The), Jr. Sub. Notes(b)	6.375%	(a)	03/29/67	1,775	1,861,975
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(a)	10/29/49	515	543,325
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,584,198
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	554,514
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,204,448
Lincoln National Corp., Jr. Sub. Notes(b)	6.050%	(a)	04/20/67	350	316,750
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,586,643
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,550,949
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	344,124
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	1,200	1,798,603
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(a)	10/16/44	2,075	2,170,969
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	597,892
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	850	967,495
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	144,409
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(a)	06/15/37	1,015	1,058,137
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	2,892,473
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	562,629
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	1,280	1,306,076
XLIT Ltd. (Ireland), Jr. Sub. Notes, Series E	6.500%	(a)	10/29/49	1,880	1,608,584

					35,527,487

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,306,422
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	2,420	2,456,532

					3,762,954

Media & Entertainment — 2.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	460	531,895
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	81,298
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,830,987
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	3,750	4,050,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%		06/01/24	425	429,760
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	1,508	1,449,565
Gannett Co., Inc., Gtd. Notes, 144A	4.875%		09/15/21	475	471,438
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	1,837	2,191,640
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	2,016	1,993,320
Liberty Interactive LLC, Sr. Unsec’d. Notes(b)	8.250%		02/01/30	2,250	2,362,500
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,035	1,122,199
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes, 144A	5.000%		04/15/22	1,500	1,470,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	4,750	5,106,250
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	1,440	1,623,308
Univision Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,191,156; purchased 04/13/15)(e)(f)	5.125%		02/15/25	1,175	1,134,110
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	95	79,430
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	475	425,190

					26,352,890

Metals — 0.5%
Alcoa, Inc., Sr. Unsec’d. Notes(b)	5.125%		10/01/24	425	430,312
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%		01/21/18	1,100	1,215,170

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Metals (continued)
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		825	$820,561
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39		75	73,494
Peabody Energy Corp., Gtd. Notes(b)	6.000%		11/15/18		1,600	768,000
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	5.875%		04/23/45		270	256,824
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	6.750%		04/16/40		990	1,022,413
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500%		07/27/35		550	615,967

						5,202,741

Non-Captive Finance — 1.6%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22		1,350	1,336,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		4,000	4,170,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		675	807,320
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21		1,185	1,332,452
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	341,287
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,125	1,153,125
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	6.250%		05/15/19		1,400	1,513,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21		2,375	2,461,094
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A	1.001%	(a)	07/03/33		472	414,706
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $1,681,739; purchased 03/27/12-12/31/14)(b)(e)(f)	5.875%		09/25/22		1,650	660,186
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,075	1,118,000
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%		12/15/24		1,235	1,284,400

						16,592,820

Packaging — 0.4%
Greif Luxembourg Finance, Sr. Unsec’d. Notes, MTN	7.375%		07/15/21	EUR	1,470	1,927,267
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,815	2,019,188

						3,946,455

Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		675	727,736
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,000	1,223,880
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18		1,640	1,914,872
Rock-Tenn Co., Gtd. Notes	4.450%		03/01/19		1,165	1,236,659

						5,103,147

Pipelines & Other — 0.7%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,050	1,043,945
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $451,812; purchased 07/22/14)(b)(e)(f)	6.375%		03/30/38		432	438,317
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		300	305,894
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20		1,345	1,514,634
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17		750	751,577
Sempra Energy, Sr. Unsec’d. Notes	6.500%		06/01/16		2,275	2,383,443
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44		575	573,009

						7,010,819

Real Estate Investment Trusts — 0.4%
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21		2,000	2,025,000
ProLogis LP, Gtd. Notes	6.875%		03/15/20		8	9,241
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22		325	329,876
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%		05/30/18		40	44,943
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%		04/01/19		1,685	2,140,390

						4,549,450

Retailers — 0.2%
Limited Brands, Inc., Gtd. Notes	5.625%		02/15/22		2,200	2,315,500

Software — 0.1%
First Data Corp., Gtd. Notes	12.625%		01/15/21		1,200	1,386,000

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Technology — 2.3%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20		800	$846,000
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%	01/01/20		2,000	2,175,000
Brightstar Corp., Gtd. Notes, 144A (original cost $2,126,719; purchased 08/06/14)(e)(f)	9.500%	12/01/16		2,000	2,055,000
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	5.000%	09/01/23		3,050	2,996,625
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20		2,500	2,593,750
First Data Corp., Gtd. Notes	11.250%	01/15/21		1,750	1,942,500
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%	06/15/19		1,000	1,039,500
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		2,050	2,173,000
Infor US, Inc., Sr. Unsec’d. Notes, 144A (original cost $971,375; purchased 04/09/15)(e)(f)	6.500%	05/15/22		950	966,625
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,939,437
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,055,173
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,704,063
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20		1,700	1,776,500

					23,263,173

Telecommunications — 1.8%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40		655	758,444
AT&T Corp., Gtd. Notes	8.000%	11/15/31		103	139,763
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,515	1,411,221
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	475,522
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,362,417
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	730,627
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		525	514,658
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	1,400	1,726,502
Embarq Corp., Sr. Unsec’d. Notes (original cost $584,102; purchased 04/22/10)(e)(f)	7.995%	06/01/36		560	620,872
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,326,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		1,575	1,778,585
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	697,840
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		3,362	3,084,928
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%	09/15/48		1,799	1,580,452
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55		2,796	2,432,391
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	214,064

					18,854,286

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38		873	1,405,736
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18		2,375	2,364,092
RJ Reynolds Tobacco Co., Gtd. Notes	3.500%	08/04/16		515	526,554
RJ Reynolds Tobacco Co., Gtd. Notes	8.125%	06/23/19		895	1,060,287

					5,356,669

TOTAL CORPORATE BONDS (cost $506,040,542)					519,179,297

FOREIGN AGENCIES — 2.5%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		750	710,525
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		875	894,688
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.125%	01/16/25		100	92,280
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(b)	5.875%	05/28/45		221	195,033
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		790	820,944
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		1,080	1,198,800
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		975	976,463
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20		475	510,150

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

FOREIGN AGENCIES (Continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	2,910	$3,288,300
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21	600	664,253
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(b)	4.250%	11/02/20	1,750	1,900,771
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	1,650	1,827,576
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	2,500	2,678,125
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	1,500	1,734,375
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,000	988,170
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	5.375%	01/27/21	345	331,821
Petroleos Mexicanos (Mexico), Gtd. Notes(b)	3.500%	01/30/23	1,125	1,067,287
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	2,100	2,183,727
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	745	774,800
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	1,000	1,308,800
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,231,175

TOTAL FOREIGN AGENCIES (cost $25,000,265)				25,378,063

MUNICIPAL BONDS — 1.9%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50	1,125	1,502,606
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	2,280	3,167,034
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	725	1,046,451
University of California, Revenue Bonds, BABs	5.770%	05/15/43	1,400	1,678,474

				7,394,565

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	770	959,481

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,380	1,688,651

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41	1,175	1,578,319
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,050	2,846,855

				4,425,174

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	695	767,746
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	450	501,462

				1,269,208

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34	615	750,927

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	800	904,544

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,375	1,701,590

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	425	484,432

TOTAL MUNICIPAL BONDS (cost $15,298,823)				19,578,572

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

SOVEREIGNS — 4.9%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	2,200	$2,927,880
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		2,000	1,990,000
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%		07/14/15	JPY	76,200	339,331
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%		07/14/15	JPY	107,100	476,933
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN	3.800%		08/08/17	JPY	680,000	3,055,958
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,102,315
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		436	471,621
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	715	920,194
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		776	880,372
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		1,000	1,325,140
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	825	926,651
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		2,245	2,497,562
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d Notes(c)	6.500%		11/01/27	EUR	3,545	5,502,469
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,446,080
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,350	2,712,385
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		1,062	1,008,900
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	443,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		1,115	1,228,730
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974%	(g)	05/31/18		593	566,197
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	850	985,662
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		450	728,438
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		800	816,064
Portugal Government International Bond (Portugal), Unsec’d. Notes, RegS	5.125%		10/15/24		1,100	1,122,088
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	4.950%		10/25/23	EUR	200	261,121
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	4.750%		06/14/19	EUR	4,410	5,561,463
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		510	633,675
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,600	1,698,080
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		1,370	1,448,775
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%		01/22/44		300	336,600
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44		300	336,600
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		2,100	2,289,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		1,300	1,441,635

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

SOVEREIGNS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23	200	$226,290
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.125%	02/18/19	300	312,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,510	1,723,611

TOTAL SOVEREIGNS (cost $55,857,475)				50,743,070

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	98	103,408
Federal Home Loan Mortgage Corp.	5.500%	10/01/33-06/01/34	1,447	1,633,772
Federal Home Loan Mortgage Corp.	6.000%	11/01/33-06/01/34	1,009	1,142,835
Federal Home Loan Mortgage Corp.	6.500%	07/01/32-09/01/32	787	907,060
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	72	75,244
Federal National Mortgage Assoc.	4.000%	05/01/19	68	71,499
Federal National Mortgage Assoc.	4.500%	12/01/18-02/01/35	478	500,109
Federal National Mortgage Assoc.	5.500%	03/01/17-06/01/34	2,044	2,225,686
Federal National Mortgage Assoc.	6.000%	09/01/17-11/01/36	1,868	2,130,049
Federal National Mortgage Assoc.	6.500%	07/01/17-11/01/33	1,486	1,725,690
Federal National Mortgage Assoc.	7.000%	05/01/32-06/01/32	174	198,802
Government National Mortgage Assoc.	5.500%	01/15/33-07/15/35	1,848	2,110,664
Government National Mortgage Assoc.	6.000%	12/15/32-11/15/34	2,113	2,461,755
Government National Mortgage Assoc.	6.500%	09/15/32-11/15/33	1,312	1,498,684
Government National Mortgage Assoc.	7.500%	10/15/25-02/15/26	53	61,557

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,158,108)				16,846,814

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds(b)	2.500%	02/15/45	235	206,819
U.S. Treasury Bonds(h)	2.875%	05/15/43	1,440	1,372,275
U.S. Treasury Notes(c)(h)	1.500%	05/31/19	12,730	12,800,613

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,438,683)				14,379,707

PREFERRED STOCK — 0.1%			Shares
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred) (cost $1,125,000)			45,000	1,168,200

TOTAL LONG-TERM INVESTMENTS (cost $913,514,413)				932,336,431

SHORT-TERM INVESTMENTS — 12.9%
AFFILIATED MUTUAL FUNDS — 12.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $89,506,114) (Note 4)(i)			9,197,972	85,909,060
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $47,069,648; includes $38,015,140 of cash collateral for securities on loan) (Note 4)(i)(j)			47,069,648	47,069,648

TOTAL AFFILIATED MUTUAL FUNDS (cost $136,575,762)				132,978,708

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15		Citigroup Global Markets	32,710	55,197

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

OPTIONS PURCHASED* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Receive a fixed rate of 1.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	95,800	$18,060
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group	54,000	290,686
Receive a fixed rate of 1.35% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	95,800	99,119
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	22,260	114,298
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets	37,000	237,461
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	37,340	339,488

			1,154,309

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75		17,250	431
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88		17,250	863
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13		162,250	16,225
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.38		145,000	79,750

			97,269

TOTAL OPTIONS PURCHASED (cost $1,399,946)			1,251,578

TOTAL SHORT-TERM INVESTMENTS (cost $137,975,708)			134,230,286

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.0% (cost $1,051,490,121)			1,066,566,717

OPTIONS WRITTEN*
Call Option
Interest Rate Swap Option,
Pay a fixed rate of 1.20% and receive a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	191,600	(93,659)

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00		69,000	(5,175)
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25		272,750	(68,187)

			(73,362)

TOTAL OPTIONS WRITTEN (premiums received $271,161)			(167,021)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.0% (cost $1,051,218,960)			1,066,399,696
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (3.0)%			(31,437,973)

NET ASSETS — 100.0%			$1,034,961,723

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,993,201; cash collateral of $38,015,140 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Represents issuer in default on interest payments. Non-income producing security.

(e)	Indicates a security or securities that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $20,117,055. The aggregate value of $18,631,856 is approximately 1.8% of net assets.

(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Interest rate not available as of June 30, 2015.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Positions:
2,961	5 Year U.S. Treasury Notes	Sep. 2015	$353,273,889	$353,122,382	$(151,507)
1,767	10 Year U.S. Treasury Notes	Sep. 2015	223,697,346	222,945,703	(751,643)
350	U.S. Ultra Treasury Bond	Sep. 2015	55,234,702	53,921,875	(1,312,827)

					(2,215,977)

Short Position:
1,564	2 Year U.S. Treasury Notes	Sep. 2015	341,950,700	342,418,249	(467,549)

					$(2,683,526)

(1)	Cash of $48,350 and U.S. Treasury obligations with a combined market value of $6,403,033 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/14/15	Barclays Capital Group	BRL	2,673	$830,500	$855,118	$24,618
British Pound,
Expiring 07/28/15	JPMorgan Chase	GBP	160	245,022	251,426	6,404
Canadian Dollar,
Expiring 07/16/15	JPMorgan Chase	CAD	406	323,894	324,955	1,061
Euro,
Expiring 07/28/15	JPMorgan Chase	EUR	209	233,884	233,097	(787)
Japanese Yen,
Expiring 07/28/15	Citigroup Global Markets	JPY	177,898	1,475,000	1,454,105	(20,895)
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	844	54,641	53,621	(1,020)
Expiring 07/22/15	UBS AG	MXN	4,781	315,500	303,673	(11,827)

				$3,478,441	$3,475,995	$(2,446)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	JPMorgan Chase	AUD	1,051	$795,163	$810,193	$(15,030)
Brazilian Real,
Expiring 07/14/15	Citigroup Global Markets	BRL	1,885	636,900	603,223	33,677
Expiring 07/14/15	Citigroup Global Markets	BRL	980	317,000	313,718	3,282
British Pound,
Expiring 07/28/15	Goldman Sachs & Co.	GBP	1,895	2,864,660	2,976,664	(112,004)
Euro,
Expiring 07/28/15	Bank of America	EUR	6,274	6,793,800	6,997,423	(203,623)
Expiring 07/28/15	JPMorgan Chase	EUR	6,274	6,795,003	6,997,422	(202,419)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Hungarian Forint,
Expiring 07/22/15	BNP Paribas	HUF	219,665	$787,359	$775,972	$11,387
Japanese Yen,
Expiring 07/28/15	Bank of America	JPY	26,935	226,719	220,163	6,556
Expiring 07/28/15	Barclays Capital Group	JPY	679	5,527	5,548	(21)
Expiring 07/28/15	Goldman Sachs & Co.	JPY	91,219	760,091	745,611	14,480
Expiring 07/28/15	JPMorgan Chase	JPY	88,990	737,700	727,391	10,309
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	11,442	739,123	726,782	12,341
Expiring 07/22/15	Goldman Sachs & Co.	MXN	5,010	323,399	318,241	5,158
Polish Zloty,
Expiring 07/23/15	Citigroup Global Markets	PLN	2,314	620,357	615,010	5,347
South African Rand,
Expiring 07/20/15	BNP Paribas	ZAR	6,587	540,797	539,443	1,354
Turkish Lira,
Expiring 07/24/15	Deutsche Bank AG	TRY	568	210,500	210,299	201
Expiring 07/24/15	Hong Kong & Shanghai Bank	TRY	46,254	16,718,090	17,127,758	(409,668)

				$39,872,188	$40,710,861	(838,673)

						$(841,119)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,270	12/19/32	4.423%	6 Month BBSW(2)	$95,617	$—	$95,617	Barclays Capital Group
AUD	1,620	12/20/32	4.420%	6 Month BBSW(2)	121,376	—	121,376	Citigroup Global Markets
CLP	610,000	02/25/20	3.910%	1 Day CLP OIS(2)	(2,956)	—	(2,956)	JPMorgan Chase
COP	185,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	(445)	—	(445)	Deutsche Bank AG
COP	685,000	04/17/20	5.050%	1 Day COLIBOR OIS(2)	(2,027)	—	(2,027)	Deutsche Bank AG
COP	1,365,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	(8,819)	—	(8,819)	JPMorgan Chase
MXN	76,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	198,130	—	198,130	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	99,973	—	99,973	Deutsche Bank AG
	25,690	11/15/19	1.334%	3 Month LIBOR(1)	282,091	—	282,091	Citigroup Global Markets
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(2)	22,171	—	22,171	Hong Kong & Shanghai Bank

					$805,111	$—	$805,111

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	2,300	03/07/29	4.743%	6 Month BBSW(2)	$(39,329)	$228,532	$267,861
CAD	13,250	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	(161)	(212,657)	(212,496)
EUR	8,050	08/04/16	0.078%	1 Day EUROIS(1)	4,645	(29,715)	(34,360)
EUR	6,100	08/01/19	0.346%	1 Day EUROIS(1)	17,304	(94,000)	(111,304)
GBP	1,490	11/03/24	1.960%	6 Month GBP LIBOR(1)	(789)	(63,321)	(62,532)
GBP	1,600	01/08/25	1.325%	1 Day GBP OIS(1)	485	88,827	88,342
JPY	115,000	02/26/35	1.194%	6 Month JPY LIBOR(2)	(34)	(8,906)	(8,872)
JPY	250,000	03/03/35	1.149%	6 Month JPY LIBOR(2)	430	(36,480)	(36,910)
MXN	65,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(11,450)	29,777	41,227
MXN	112,800	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(2,367)	30,819	33,186
MXN	70,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(22,549)	83,907	106,456

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (continued):
MXN	48,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	$(30,834)	$88,833	$119,667
MXN	38,000	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(7,005)	(26,027)	(19,022)
MXN	38,100	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	434	(97,279)	(97,713)
MXN	13,900	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	(436)	(27,288)	(26,852)
	100,400	09/17/15	0.181%	1 Day Overnight Fed Funds Effective Rate(2)	175	5,072	4,897
	85,500	09/17/15	0.185%	1 Day Overnight Fed Funds Effective Rate(2)	172	4,765	4,593
	122,500	10/28/15	0.278%	1 Day Overnight Fed Funds Effective Rate(1)	181	(12,619)	(12,800)
	104,500	10/28/15	0.282%	1 Day Overnight Fed Funds Effective Rate(1)	176	(11,300)	(11,476)
	5,150	02/28/19	1.625%	6 Month LIBOR(1)	173	(34,563)	(34,736)
	19,300	02/28/19	1.806%	3 Month LIBOR(1)	42,047	(255,039)	(297,086)
	7,450	11/06/19	1.753%	6 Month LIBOR(1)	183	(40,820)	(41,003)
	9,010	12/02/19	1.639%	6 Month LIBOR(1)	191	615	424
	11,160	03/11/20	1.824%	3 Month LIBOR(1)	195	(64,106)	(64,301)
	16,250	07/31/21	2.290%	3 Month LIBOR(1)	248	(289,278)	(289,526)
	220,700	12/31/21	1.787%	3 Month LIBOR(1)	(73,175)	3,565,408	3,638,583
	17,000	12/31/21	1.850%	3 Month LIBOR(1)	241	207,720	207,479
	17,000	05/31/22	2.237%	3 Month LIBOR(2)	66,956	58,120	(8,836)
ZAR	20,000	10/22/23	7.625%	3 Month JIBAR(2)	(1,114)	(56,471)	(55,357)
ZAR	38,300	11/14/23	8.190%	3 Month JIBAR(2)	(26,088)	(1,289)	24,799
ZAR	1,800	01/12/25	7.430%	3 Month JIBAR(2)	23	(8,140)	(8,163)
ZAR	14,500	01/13/25	7.440%	3 Month JIBAR(2)	20,576	(64,769)	(85,345)

					$(60,496)	$2,958,328	$3,018,824

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	0.320%	$(342,728)	$—	$(342,728)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	0.274%	(44,040)	229,662	(273,702)	JPMorgan Chase

					$(386,768)	$229,662	$(616,430)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V9	12/20/16	5.000%	6,440	$357,331	$270,122	$87,209	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V9	12/20/16	5.000%	12,420	689,138	567,525	121,613	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	17,940	995,421	774,908	220,513	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	11,500	638,091	503,924	134,167	Deutsche Bank AG

				$2,679,981	$2,116,479	$563,502

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2015(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	207,000	$(3,524,860)	$(2,953,360)	$571,500

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

A U.S. Treasury obligation and a Sovereign with a combined market value of $11,964,494 have been segregated with Citigroup Global Markets to cover requirements for open exchanged-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	Over-the-counter swap agreements:
	502	3 Month LIBOR	JPY	50,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$94,093	$—	$94,093
	278	3 Month LIBOR	EUR	240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	11,256	—	11,256
	1,541	3 Month LIBOR plus 432 bps	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	604,384	7,475	596,909
	5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	967,428	—	967,428
TRY	20,000	8.68%		9,749	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(1,796,160)	—	(1,796,160)
TRY	23,640	8.69%		11,376	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(1,983,685)	—	(1,983,685)
	1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	155,847	—	155,847
JPY	265,000	3 Month JPY LIBOR minus 43.35 bps		2,250	3 Month LIBOR	JPMorgan Chase	11/26/16	(83,015)	—	(83,015)
JPY	1,060,000	3 Month JPY LIBOR minus 42.10 bps		8,979	3 Month LIBOR	JPMorgan Chase	11/28/16	(311,787)	—	(311,787)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Currency swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements (continued):
13,099	3 Month LIBOR	EUR	11,400	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	$332,197	$—	$332,197
2,250	3 Month LIBOR	JPY	265,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	82,372	—	82,372
8,979	3 Month LIBOR	JPY	1,060,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	288,904	—	288,904

							$(1,638,166)	$7,475	$(1,645,641)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$44,683,245	$998,100
Non-Residential Mortgage-Backed Securities	—	6,781,887	9,474,964
Residential Mortgage-Backed Securities	—	71,034,235	9,827,601
Bank Loans	—	31,327,632	—
Commercial Mortgage-Backed Securities	—	110,935,044	—
Corporate Bonds	—	519,179,297	—
Foreign Agencies	—	25,378,063	—
Municipal Bonds	—	19,578,572	—
Sovereigns	—	50,743,070	—
U.S. Government Agency Obligations	—	16,846,814	—
U.S. Treasury Obligations	—	14,379,707	—
Preferred Stock	1,168,200	—	—
Affiliated Mutual Funds	132,978,708	—	—
Options Purchased	97,269	1,154,309	—
Options Written	(73,362)	(93,659)	—
Other Financial Instruments*
Futures Contracts	(2,683,526)	—	—
Forward Foreign Currency Exchange Contracts	—	(841,119)	—
Over-the-counter interest rate swaps	—	805,111	—
Exchange-traded interest rate swaps	—	3,018,824	—
Over-the-counter credit default swaps	—	2,293,213	—
Exchange-traded credit default swaps	—	571,500	—
Currency Swap Agreements	—	(1,638,166)	—

Total	$131,487,289	$916,137,579	$20,300,665

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Collateralized Loan Obligations	Corporate Bonds	Non-Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities
Balance as of December 31, 2014	$4,745,724	$—	$6,610,851	$—	$—
Realized gain (loss)	(1,139)	—	—	—	—
Change in unrealized appreciation (depreciation)**	(62,693)	(410)	—	(25,011)	(2,705)
Purchases	—	998,510	—	9,499,977	9,915,369
Sales	(3,049,874)	—	—	—	(87,569)
Accrued discount/premium	396	—	—	(2)	2,506
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(1,632,414)	—	(6,610,851)	—	—

Balance as of June 30, 2015	$—	$998,100	$—	$9,474,964	$9,827,601

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $(28,126) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Collateralized Loan Obligations	$998,100	Market Approach	Single Broker Indicative Quote
Non-Residential Mortgage-Backed Securities	9,474,964	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	9,827,601	Market Approach	Single Broker Indicative Quote

	$20,300,665

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,632,414	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	6,610,851	L3 to L2	Single Broker Quote to Evaluated Bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Affiliated Mutual Funds (including 3.7% of collateral for securities on loan)	12.8%
Banking	12.8
Commercial Mortgage-Backed Securities	10.7
Residential Mortgage-Backed Securities	7.8
Healthcare & Pharmaceutical	5.1
Sovereigns	4.9
Collateralized Loan Obligations	4.4
Electric	3.5
Insurance	3.4
Technology	3.2
Media & Entertainment	2.7
Foreign Agencies	2.5
Cable	2.1
Telecommunications	1.9
Chemicals	1.9
Municipal Bonds	1.9
Capital Goods	1.7
Non-Residential Mortgage-Backed Securities	1.6
U.S. Government Agency Obligations	1.6

Non-Captive Finance	1.6%
U.S. Treasury Obligations	1.4
Automotive	1.3
Building Materials & Construction	1.3
Foods	1.3
Energy – Other	1.1
Gaming	1.0
Healthcare Insurance	0.9
Energy – Integrated	0.7
Pipelines & Other	0.7
Airlines	0.6
Tobacco	0.5
Metals	0.5
Paper	0.5
Aerospace & Defense	0.5
Real Estate Investment Trusts	0.4
Packaging	0.4
Lodging	0.4
Diversified Telecommunication Services	0.3
Retailers	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Industry table (cont’d.)
Consumer	0.2%
Brokerage	0.2
Financials	0.2
Software	0.1
Beverages	0.1

Options Purchased	0.1%
Options Written	— *

103.0
Liabilities in excess of other assets	(3.0)

100.0%

*	Less than 0.05%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$571,500	*	—	$—
Credit contracts	Premiums paid for swap agreements	2,346,141		—	—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	563,502		Unrealized depreciation on over-the-counter swap agreements	616,430
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	136,175		Unrealized depreciation on forward foreign currency exchange contracts	977,294
Interest rate contracts	—	—		Due from/to broker-variation margin futures	2,683,526	*
Interest rate contracts	Due from/to broker-variation margin swaps	4,537,514	*	Due from/to broker-variation margin swaps	1,518,690	*
Interest rate contracts	Premiums paid for swap agreements	7,475		—	—
Interest rate contracts	Unaffiliated investments	1,251,578		Options written outstanding, at value	167,021
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	3,348,364		Unrealized depreciation on over-the-counter swap agreements	4,188,894

Total		$12,762,249			$10,151,855

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Forward and Cross Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(1,464,571)	$(1,464,571)
Equity contracts	—	—	—	—	—	99,939	99,939
Foreign exchange contracts	—	—	—	—	1,699,754	—	1,699,754
Interest rate contracts	(1,141,965)	385,971	2,289,912	30,908	—	(3,743,510)	(2,178,684)

	$(1,141,965)	$385,971	$2,289,912	$30,908	$1,699,754	$(5,108,142)	$(1,843,562)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,206,589	$1,206,589
Foreign exchange contracts	—	—	—	(617,442)	—	(617,442)
Interest rate contracts	(72,807)	25,010	(4,043,613)	—	(1,530,441)	(5,621,851)

	$(72,807)	$25,010	$(4,043,613)	$(617,442)	$(323,852)	$(5,032,704)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts Long Positions(2)	Futures Contracts Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$1,057,971	$439,783	$441,755,729	$174,597,241	$37,207,782

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements Buy Protection(4)	Credit Default Swap Agreements Sell Protection(4)
$67,008,206	$72,963	$548,777	$169,798	$49,000

	Currency Swap Agreements(4)	Total Return Swap Agreements(4)	Forward Rate Agreements(4)
	$80,258	$4,053	$120,660

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$6,556	$(6,556)	$—	$—
Barclays Capital Group	505,014	(21)	(530,474)	—
BNP Paribas	12,741	—	—	12,741
Citigroup Global Markets	1,820,198	(21,915)	(1,734,000)	64,283
Credit Suisse First Boston Corp.	555,461	—	(602,000)	—
Deutsche Bank AG	3,390,252	(345,200)	(3,050,201)	—
Goldman Sachs & Co.	19,638	(19,638)	—	—
Hong Kong & Shanghai Bank	178,018	(178,018)	—	—
JPMorgan Chase	1,068,088	(992,174)	—	75,914
UBS AG	—	—	—	—

	$7,555,966

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(203,623)	$6,556	$—	$(197,067)
Barclays Capital Group	(21)	21	—	—
BNP Paribas	—	—	—	—
Citigroup Global Markets	(21,915)	21,915	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(345,200)	345,200	—	—
Goldman Sachs & Co.	(112,004)	19,638	—	(92,366)
Hong Kong & Shanghai Bank	(4,189,513)	178,018	3,982,881	(28,614)
JPMorgan Chase	(992,174)	992,174	—	—
UBS AG	(11,827)	—	—	(11,827)

	$(5,876,277)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $36,993,201:
Unaffiliated investments (cost $914,914,359)	$933,588,009
Affiliated investments (cost $136,575,762)	132,978,708
Foreign currency, at value (cost $577,622)	575,092
Dividends and interest receivable	9,614,786
Unrealized appreciation on over-the-counter swap agreements	3,911,866
Premium paid for swap agreements	2,353,616
Receivable for investments sold	177,254
Receivable for Series shares sold	168,657
Unrealized appreciation on forward foreign currency exchange contracts	136,175
Deposit with Broker	48,350
Tax reclaim receivable	2,265
Prepaid expenses	1,235

Total Assets	1,083,556,013

LIABILITIES
Payable to broker for collateral for securities on loan	38,015,140
Unrealized depreciation on over-the-counter swap agreements	4,805,324
Payable for investments purchased	3,346,405
Unrealized depreciation on forward foreign currency exchange contracts	977,294
Payable for Series shares repurchased	451,830
Management fee payable	340,161
Accrued expenses and other liabilities	220,642
Options written outstanding, at value (premiums received $271,161)	167,021
Due to broker—variation margin futures	111,774
Payable to custodian	101,573
Due to broker—variation margin swaps	54,113
Deferred trustees’ fees	2,087
Affiliated transfer agent fee payable	926

Total Liabilities	48,594,290

NET ASSETS	$1,034,961,723

Net assets were comprised of:
Paid-in capital	$937,307,076
Retained earnings	97,654,647

Net assets, June 30, 2015	$1,034,961,723

Net asset value and redemption price per share $1,034,961,723 / 89,019,538 outstanding shares of beneficial interest	$11.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Interest income (net of foreign withholding taxes of $10,391)	$20,368,323
Affiliated dividend income	631,695
Unaffiliated dividend income	44,297
Affiliated income from securities lending, net	34,288

Total income	21,078,603

EXPENSES
Management fee	2,111,010
Custodian and accounting fees	107,000
Shareholders’ reports	53,000
Audit fee	23,000
Trustees’ fees	10,000
Insurance expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Loan Interest expense	44
Miscellaneous	11,438

Total expenses	2,333,492

NET INVESTMENT INCOME	18,745,111

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(152,684)
Futures transactions	2,289,912
Options written transactions	385,971
Forward rate agreement transactions	30,908
Swap agreement transactions	(5,108,142)
Foreign currency transactions	8,704,074

6,150,039

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,076,473)	(22,706,673)
Futures	(4,043,613)
Options written	25,010
Swap agreements	(323,852)
Foreign currencies	(633,283)

(27,682,411)

NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(21,532,372)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,787,261)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$18,745,111	$40,596,712
Net realized gain on investment and foreign currency transactions	6,150,039	19,370,419
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(27,682,411)	16,033,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,787,261)	76,000,925

DISTRIBUTIONS	—	(11,827,554)

SERIES SHARE TRANSACTIONS
Series shares sold [867,418 and 2,077,773 shares, respectively]	10,256,322	23,745,718
Series shares issued in reinvestment of distributions [0 and 1,060,767 shares, respectively]	—	11,827,554
Series shares repurchased [3,424,936 and 20,335,487 shares, respectively]	(40,379,351)	(229,380,709)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(30,123,029)	(193,807,437)

TOTAL DECREASE	(32,910,290)	(129,634,066)
NET ASSETS:
Beginning of period	1,067,872,013	1,197,506,079

End of period	$1,034,961,723	$1,067,872,013

SEE NOTES TO FINANCIAL STATEMENTS.

A57

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 1.1%
Boeing Co. (The)	306,179	$42,473,151

Airlines — 0.4%
United Continental Holdings, Inc.*	290,395	15,393,839

Auto Components — 1.0%
Lear Corp.	359,100	40,312,566

Automobiles — 1.5%
General Motors Co.	563,186	18,770,989
Tesla Motors, Inc.*(a)	151,223	40,567,082

		59,338,071

Banks — 6.8%
Bank of America Corp.	2,500,404	42,556,876
Citigroup, Inc.	996,883	55,067,817
JPMorgan Chase & Co.	949,886	64,364,276
PNC Financial Services Group, Inc. (The)	464,799	44,458,024
Wells Fargo & Co.	1,156,205	65,024,969

		271,471,962

Biotechnology — 5.2%
Alexion Pharmaceuticals, Inc.*	227,284	41,086,129
Biogen, Inc.*	155,653	62,874,473
Celgene Corp.*	302,755	35,039,350
Gilead Sciences, Inc.	313,395	36,692,286
Regeneron Pharmaceuticals, Inc.*	67,428	34,397,046

		210,089,284

Capital Markets — 3.0%
Goldman Sachs Group, Inc. (The)	224,319	46,835,564
Morgan Stanley	1,893,713	73,457,127

		120,292,691

Chemicals — 1.2%
FMC Corp.	623,781	32,779,692
Monsanto Co.	135,999	14,496,133

		47,275,825

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	2,772,634	32,938,892

Consumer Finance — 2.1%
Capital One Financial Corp.	478,764	42,116,869
SLM Corp.*	4,118,457	40,649,171

		82,766,040

Diversified Financial Services — 0.8%
Voya Financial, Inc.	660,352	30,686,557

Electric Utilities — 1.0%
FirstEnergy Corp.	1,224,023	39,841,949

Electrical Equipment — 1.1%
Eaton Corp. PLC	670,542	45,254,880

Electronic Equipment, Instruments & Components — 0.5%
Fitbit, Inc. (Class A Stock)*(a)	14,076	538,125

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Flextronics International Ltd.*	1,844,886	$20,865,661

		21,403,786

Energy Equipment & Services — 1.5%
Halliburton Co.	754,934	32,515,007
Schlumberger Ltd.	303,800	26,184,522

		58,699,529

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	282,311	38,128,924
Kroger Co. (The)(a)	417,992	30,308,600

		68,437,524

Food Products — 2.5%
Bunge Ltd.	443,108	38,904,883
Mondelez International, Inc. (Class A Stock)	1,514,117	62,290,773

		101,195,656

Health Care Equipment & Supplies — 0.5%
Zimmer Biomet Holdings, Inc.	182,030	19,883,137

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	1,106,810	54,665,346
Marriott International, Inc. (Class A Stock)(a)	540,209	40,186,148
Starbucks Corp.	1,170,786	62,771,691

		157,623,185

Insurance — 1.7%
MetLife, Inc.	855,760	47,914,002
Travelers Cos., Inc. (The)	223,666	21,619,556

		69,533,558

Internet & Catalog Retail — 5.6%
Amazon.com, Inc.*	197,586	85,770,107
JD.com, Inc. (China), ADR*	924,704	31,532,406
Netflix, Inc.*	91,590	60,169,135
Priceline Group, Inc. (The)*	39,522	45,504,445

		222,976,093

Internet Software & Services — 8.1%
Alibaba Group Holding Ltd. (China), ADR*	340,684	28,028,073
Facebook, Inc. (Class A Stock)*	1,424,115	122,139,223
Google, Inc. (Class A Stock)*	58,391	31,533,476
Google, Inc. (Class C Stock)*	64,305	33,471,395
LinkedIn Corp. (Class A Stock)*	259,465	53,613,253
Tencent Holdings Ltd. (China)	2,770,548	55,401,354

		324,186,774

IT Services — 2.9%
FleetCor Technologies, Inc.*	267,564	41,756,038
MasterCard, Inc. (Class A Stock)	821,626	76,805,598

		118,561,636

Life Sciences Tools & Services — 1.1%
Illumina, Inc.*	206,378	45,064,700

Machinery — 0.9%
SPX Corp.	478,749	34,656,640

SEE NOTES TO FINANCIAL STATEMENTS.

A58

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 3.8%
Comcast Corp. (Class A Stock)	887,649	$53,383,211
Time Warner, Inc.	240,467	21,019,220
Walt Disney Co. (The)	672,076	76,710,755

		151,113,186

Multi-Utilities — 0.6%
PG&E Corp.	470,666	23,109,701

Multiline Retail — 1.3%
Target Corp.	628,113	51,272,864

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	307,390	29,653,913
Concho Resources, Inc.*	288,085	32,801,358
Marathon Oil Corp.	1,177,401	31,248,223
Noble Energy, Inc.	701,485	29,939,380
Occidental Petroleum Corp.	410,422	31,918,519
Suncor Energy, Inc. (Canada)	1,262,075	34,760,112

		190,321,505

Pharmaceuticals — 10.8%
AbbVie, Inc.	337,593	22,682,874
Allergan PLC*	465,125	141,146,832
Bayer AG (Germany), ADR	310,713	43,805,872
Bristol-Myers Squibb Co.	815,373	54,254,919
Merck & Co., Inc.	771,420	43,916,941
Pfizer, Inc.	921,320	30,891,860
Shire PLC (Ireland), ADR	173,933	42,003,080
Teva Pharmaceutical Industries Ltd. (Israel), ADR	892,245	52,731,680

		431,434,058

Road & Rail — 0.5%
Hertz Global Holdings, Inc.*	1,134,552	20,558,082

Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	2,055,728	39,511,092

Software — 5.9%
Adobe Systems, Inc.*	525,404	42,562,978
Microsoft Corp.	1,148,208	50,693,383
Red Hat, Inc.*	507,601	38,542,144
salesforce.com, Inc.*	724,283	50,431,825
Splunk, Inc.*(a)	471,387	32,817,963
Workday, Inc. (Class A Stock)*(a)	286,207	21,863,353

		236,911,646

Specialty Retail — 1.2%
Inditex SA (Spain), ADR	2,909,759	47,225,388

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	1,106,379	138,767,586
EMC Corp.	1,485,306	39,197,225
Hewlett-Packard Co.	1,418,623	42,572,876
NCR Corp.*	554,837	16,700,594

		237,238,281

Textiles, Apparel & Luxury Goods — 3.2%
Coach, Inc.	424,137	14,679,381
NIKE, Inc. (Class B Stock)	724,749	78,287,387
Under Armour, Inc. (Class A Stock)*(a)	440,665	36,769,088

		129,735,856

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 1.5%
SBA Communications Corp. (Class A Stock)*	272,157	$31,289,890
Vodafone Group PLC (United Kingdom), ADR	807,774	29,443,363

		60,733,253

TOTAL LONG-TERM INVESTMENTS (cost $2,640,296,681)		3,899,522,837

SHORT-TERM INVESTMENT — 4.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $194,865,661; includes $94,663,514 of cash collateral for securities on loan)(Note 4)(b)(c)	194,865,661	194,865,661

TOTAL INVESTMENTS — 102.2% (cost $2,835,162,342)		4,094,388,498
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(88,086,181)

NET ASSETS — 100.0%		$4,006,302,317

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,785,223; cash collateral of $94,663,514 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$42,473,151	$—	$—
Airlines	15,393,839	—	—
Auto Components	40,312,566	—	—
Automobiles	59,338,071	—	—
Banks	271,471,962	—	—
Biotechnology	210,089,284	—	—
Capital Markets	120,292,691	—	—
Chemicals	47,275,825	—	—
Communications Equipment	32,938,892	—	—
Consumer Finance	82,766,040	—	—
Diversified Financial Services	30,686,557	—	—
Electric Utilities	39,841,949	—	—
Electrical Equipment	45,254,880	—	—
Electronic Equipment, Instruments & Components	21,403,786	—	—
Energy Equipment & Services	58,699,529	—	—
Food & Staples Retailing	68,437,524	—	—
Food Products	101,195,656	—	—
Health Care Equipment & Supplies	19,883,137	—	—
Hotels, Restaurants & Leisure	157,623,185	—	—
Insurance	69,533,558	—	—
Internet & Catalog Retail	222,976,093	—	—
Internet Software & Services	268,785,420	55,401,354	—
IT Services	118,561,636	—	—
Life Sciences Tools & Services	45,064,700	—	—
Machinery	34,656,640	—	—
Media	151,113,186	—	—
Multi-Utilities	23,109,701	—	—
Multiline Retail	51,272,864	—	—
Oil, Gas & Consumable Fuels	190,321,505	—	—
Pharmaceuticals	431,434,058	—	—
Road & Rail	20,558,082	—	—
Semiconductors & Semiconductor Equipment	39,511,092	—	—
Software	236,911,646	—	—
Specialty Retail	47,225,388	—	—
Technology Hardware, Storage & Peripherals	237,238,281	—	—
Textiles, Apparel & Luxury Goods	129,735,856	—	—
Wireless Telecommunication Services	60,733,253	—	—
Affiliated Money Market Mutual Fund	194,865,661	—	—

Total	$4,038,987,144	$55,401,354	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Pharmaceuticals	10.8%
Internet Software & Services	8.1
Banks	6.8
Technology Hardware, Storage & Peripherals	5.9
Software	5.9
Internet & Catalog Retail	5.6
Biotechnology	5.2
Affiliated Money Market Mutual Fund (including 2.4% of collateral for securities on loan)	4.9
Oil, Gas & Consumable Fuels	4.7
Hotels, Restaurants & Leisure	3.9
Media	3.8
Textiles, Apparel & Luxury Goods	3.2
Capital Markets	3.0

IT Services	2.9%
Food Products	2.5
Consumer Finance	2.1
Insurance	1.7
Food & Staples Retailing	1.7
Wireless Telecommunication Services	1.5
Automobiles	1.5
Energy Equipment & Services	1.5
Multiline Retail	1.3
Chemicals	1.2
Specialty Retail	1.2
Electrical Equipment	1.1
Life Sciences Tools & Services	1.1
Aerospace & Defense	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A60

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Industry table (cont.)
Auto Components	1.0%
Electric Utilities	1.0
Semiconductors & Semiconductor Equipment	1.0
Machinery	0.9
Communications Equipment	0.8
Diversified Financial Services	0.8
Multi-Utilities	0.6

Electronic Equipment, Instruments & Components	0.5%
Road & Rail	0.5
Health Care Equipment & Supplies	0.5
Airlines	0.4

102.2
Liabilities in excess of other assets	(2.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A61

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $93,785,223:
Unaffiliated investments (cost $2,640,296,681)	$3,899,522,837
Affiliated investments (cost $194,865,661)	194,865,661
Receivable for investments sold	3,974,313
Dividends and interest receivable	3,397,744
Tax reclaim receivable	1,998,511
Prepaid expenses	4,683

Total assets	4,103,763,749

LIABILITIES
Payable to broker for collateral for securities on loan	94,663,514
Management fee payable	1,504,143
Payable for Series shares repurchased	1,023,129
Accrued expenses and other liabilities	268,787
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	511
Distribution fee payable	422

Total liabilities	97,461,432

NET ASSETS	$4,006,302,317

Net assets were comprised of:
Paid-in capital	$2,012,688,949
Retained earnings	1,993,613,368

Net assets, June 30, 2015	$4,006,302,317

Class I:
Net asset value and redemption price per share $4,004,300,423 / 100,635,098 outstanding shares of beneficial interest	$39.79

Class II:
Net asset value and redemption price per share $2,001,894 / 50,275 outstanding shares of beneficial interest	$39.82

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $565,231)	$26,662,728
Affiliated income from securities lending, net	141,448
Affiliated dividend income	80,086

Total income	26,884,262

EXPENSES
Management fee	8,998,262
Distribution fee—Class II	2,601
Administration fee—Class II	1,561
Custodian and accounting fees	220,000
Shareholders’ reports	113,000
Insurance expenses	27,000
Trustees’ fees	22,000
Audit fee	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Miscellaneous	15,072

Total expenses	9,425,496

NET INVESTMENT INCOME	17,458,766

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	43,569,064
Foreign currency transactions	(58,627)

43,510,437

Net change in unrealized appreciation (depreciation) on:
Investments	65,993,262
Foreign currencies	(95,524)

65,897,738

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	109,408,175

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,866,941

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,458,766	$20,780,578
Net realized gain on investment and foreign currency transactions	43,510,437	365,889,333
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	65,897,738	(92,188,862)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	126,866,941	294,481,049

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	5,475,644	12,816,469
Series shares repurchased	(145,838,191)	(260,744,091)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(140,362,547)	(247,927,622)

TOTAL INCREASE (DECREASE)	(13,495,606)	46,553,427
NET ASSETS:
Beginning of period	4,019,797,923	3,973,244,496

End of period	$4,006,302,317	$4,019,797,923

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 92.0%
COMMON STOCKS — 61.9%	Shares	Value (Note 2)
Aerospace & Defense — 1.9%
Airbus Group NV (France)	13,567	$883,720
BAE Systems PLC (United Kingdom)	48,072	340,609
General Dynamics Corp.	130,900	18,547,221
Huntington Ingalls Industries, Inc.	65,900	7,419,681
L-3 Communications Holdings, Inc.	8,000	907,040
Lockheed Martin Corp.	92,100	17,121,390
Northrop Grumman Corp.	96,400	15,291,932
Raytheon Co.	127,000	12,151,360
Safran SA (France)	3,677	249,887

		72,912,840

Air Freight & Logistics — 0.8%
FedEx Corp.	86,400	14,722,560
Royal Mail PLC (United Kingdom)	9,010	72,841
United Parcel Service, Inc. (Class B Stock)	175,000	16,959,250

		31,754,651

Airlines — 0.4%
Cathay Pacific Airways Ltd. (Hong Kong)	397,000	975,393
easyJet PLC (United Kingdom)	2,175	52,871
International Consolidated Airlines Group SA (United Kingdom)*	11,080	86,441
Japan Airlines Co. Ltd. (Japan)	1,600	55,759
Ryanair Holdings PLC (Ireland) ADR	13,500	963,225
Singapore Airlines Ltd. (Singapore)	7,200	57,327
Southwest Airlines Co.	410,600	13,586,754

		15,777,770

Auto Components — 0.3%
Bridgestone Corp. (Japan)	1,500	55,444
Cie Generale des Etablissements Michelin (France)	10,823	1,138,840
Continental AG (Germany)	842	199,367
Johnson Controls, Inc.	177,100	8,771,763
NHK Spring Co. Ltd. (Japan)	86,800	955,700
NOK Corp. (Japan)	31,400	972,891
Valeo SA (France)	1,030	162,929

		12,256,934

Automobiles — 0.3%
Daimler AG (Germany)	22,808	2,077,713
Fiat Chrysler Automobiles NV (United Kingdom)*	12,193	178,874
Fuji Heavy Industries Ltd. (Japan)	8,300	305,198
Peugeot SA (France)*	57,600	1,187,821
Renault SA (France)	2,590	271,555
Thor Industries, Inc.	88,000	4,952,640
Toyota Motor Corp. (Japan)	34,900	2,335,413
Volkswagen AG (Germany)	487	112,763

		11,421,977

Banks — 4.0%
Aozora Bank Ltd. (Japan)	16,000	60,368
Australia & New Zealand Banking Group Ltd. (Australia)	38,862	964,446

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Banco Santander SA (Spain)	325,341	$2,288,459
Bank Hapoalim BM (Israel)	193,670	1,042,323
Bank Leumi Le-Israel BM (Israel)*	58,203	245,937
Bank of America Corp.	2,001,100	34,058,722
Bank of Kyoto Ltd. (The) (Japan)	4,000	46,013
Bank of Yokohama Ltd. (The) (Japan)	16,000	97,984
Barclays PLC (United Kingdom)	6,055	24,817
BOC Hong Kong Holdings Ltd. (Hong Kong)	51,000	212,265
Chiba Bank Ltd. (The) (Japan)	10,000	76,148
Citigroup, Inc.	245,550	13,564,182
Commonwealth Bank of Australia (Australia)	7,976	523,043
Credit Agricole SA (France)	14,380	214,693
Danske Bank A/S (Denmark)	9,084	267,042
DNB ASA (Norway)	69,982	1,165,453
Fukuoka Financial Group, Inc. (Japan)	11,000	57,014
HSBC Holdings PLC (United Kingdom)	265,527	2,377,624
ING Groep NV (Netherlands), CVA	53,179	883,059
Intesa Sanpaolo SpA (Italy)	9,749	31,125
JPMorgan Chase & Co.	698,694	47,343,505
KBC Groep NV (Belgium)	18,127	1,215,204
KeyCorp	431,100	6,475,122
Lloyds Banking Group PLC (United Kingdom)	30,523	40,968
Mitsubishi UFJ Financial Group, Inc. (Japan)	342,400	2,463,385
Mizuho Financial Group, Inc. (Japan)	842,000	1,821,863
Nordea Bank AB (Sweden)	41,917	522,779
Oversea-Chinese Banking Corp. Ltd. (Singapore)	58,278	440,113
Regions Financial Corp.	1,321,200	13,687,632
Resona Holdings, Inc. (Japan)	196,300	1,070,645
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	96,297	1,231,768
Societe Generale SA (France)	6,754	316,924
Sumitomo Mitsui Financial Group, Inc. (Japan)	42,900	1,909,874
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	88,000	402,565
Svenska Handelsbanken AB (Sweden) (Class A Stock)	82,575	1,205,451
U.S. Bancorp	49,800	2,161,320
Wells Fargo & Co.	280,112	15,753,499
Westpac Banking Corp. (Australia)	5,892	145,780

		156,409,114

Beverages — 1.7%
Anheuser-Busch InBev NV (Belgium)	4,652	559,825
Carlsberg A/S (Denmark) (Class B Stock)	5,493	497,697
Coca-Cola Co. (The)	437,700	17,170,971

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Coca-Cola Enterprises, Inc.	71,700	$3,114,648
Diageo PLC (United Kingdom)	19,458	563,496
Dr. Pepper Snapple Group, Inc.	19,600	1,428,840
Heineken Holding NV (Netherlands)	630	44,157
Heineken NV (Netherlands)	3,099	235,609
Monster Beverage Corp.*	59,300	7,947,386
PepsiCo, Inc.	353,620	33,006,891
Pernod Ricard SA (France)	2,247	259,759
SABMiller PLC (United Kingdom)	13,646	707,546

		65,536,825

Biotechnology — 2.3%
Amgen, Inc.	138,008	21,186,988
Biogen Idec, Inc.*	65,300	26,377,282
Celgene Corp.*	38,200	4,421,077
Gilead Sciences, Inc.	240,100	28,110,908
Regeneron Pharmaceuticals, Inc.*(a)	14,300	7,294,859

		87,391,114

Building Products — 0.2%
A.O. Smith Corp.	90,000	6,478,200
Asahi Glass Co. Ltd. (Japan)	40,000	240,141
Daikin Industries Ltd. (Japan)	3,200	230,043
Fortune Brands Home & Security, Inc.	32,600	1,493,732

		8,442,116

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	150,630	1,222,233
Bank of New York Mellon Corp. (The)	352,700	14,802,819
Franklin Resources, Inc.	266,000	13,041,980
Goldman Sachs Group, Inc. (The)	122,000	25,472,380
Macquarie Group Ltd. (Australia)	21,877	1,370,714
Mediobanca SpA (Italy)	8,467	83,016
Nomura Holdings, Inc. (Japan)	50,700	342,319
Schroders PLC (United Kingdom)	1,690	84,325
State Street Corp.	73,800	5,682,600
UBS Group AG (Switzerland)	37,770	801,346

		62,903,732

Chemicals — 1.5%
Asahi Kasei Corp. (Japan)	26,000	213,267
BASF SE (Germany)	12,793	1,125,696
Cabot Corp.	82,100	3,061,509
Celanese Corp. Series A	28,500	2,048,580
Daicel Corp. (Japan)	3,800	48,762
Evonik Industries AG (Germany)	1,286	49,104
Givaudan SA (Switzerland)	110	190,444
Hitachi Chemical Co. Ltd. (Japan)	1,500	27,017
JSR Corp. (Japan)	2,500	44,133
K+S AG (Germany)	31,791	1,340,560
Kaneka Corp. (Japan)	4,000	29,212
Kuraray Co. Ltd. (Japan)	24,500	299,276
LyondellBasell Industries NV (Netherlands) (Class A Stock)	208,200	21,552,864
Mitsubishi Chemical Holdings Corp. (Japan)	7,400	46,521

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Mitsubishi Gas Chemical Co., Inc. (Japan)	5,000	$27,996
Mosaic Co. (The)	287,300	13,460,005
Nippon Paint Holdings Co. Ltd. (Japan)	2,100	59,179
Nitto Denko Corp. (Japan)	2,200	180,669
Sherwin-Williams Co. (The)	50,300	13,833,506
Sumitomo Chemical Co. Ltd. (Japan)	21,000	126,177
Symrise AG (Germany)	1,691	105,020
Yara International ASA (Norway)	21,563	1,123,608

		58,993,105

Commercial Services & Supplies
Secom Co. Ltd. (Japan)	2,200	142,924
Societe BIC SA (France)	2,934	467,749
Toppan Printing Co. Ltd. (Japan)	6,000	50,160

		660,833

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.	247,800	2,943,864
Cisco Systems, Inc.	1,027,900	28,226,134
F5 Networks, Inc.*	24,400	2,936,540
Juniper Networks, Inc.	58,900	1,529,633
QUALCOMM, Inc.	25,800	1,615,854

		37,252,025

Construction & Engineering — 0.1%
Ferrovial SA (Spain)	47,939	1,041,546
Kajima Corp. (Japan)	12,000	56,361
Obayashi Corp. (Japan)	9,000	65,629
Skanska AB (Sweden) (Class B Stock)	33,649	681,865
Taisei Corp. (Japan)	21,000	120,561

		1,965,962

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	429	34,001
Imerys SA (France)	469	35,979
Vulcan Materials Co.	47,900	4,020,247

		4,090,227

Consumer Finance — 0.2%
Discover Financial Services	101,800	5,865,716
Synchrony Financial*(a)	83,000	2,733,190

		8,598,906

Containers & Packaging — 0.1%
Packaging Corp of America	44,000	2,749,560
Rexam PLC (United Kingdom)	83,940	728,011

		3,477,571

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	271,000	36,885,810
Industrivarden AB (Sweden) (Class C Stock)	2,268	42,742
Investment AB Kinnevik (Sweden)	3,221	101,880
Investor AB (Sweden) (Class B Stock)	6,188	230,724

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
MSCI, Inc.	12,100	$744,755
ORIX Corp. (Japan)	55,200	819,691

		38,825,602

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	376,247	13,364,294
BT Group PLC (United Kingdom)	156,956	1,111,452
Deutsche Telekom AG (Germany)	67,900	1,170,618
Nippon Telegraph & Telephone Corp. (Japan)	39,600	1,434,144
Telecom Italia SpA (Italy)	1,093,202	1,114,808
Telecom Italia SpA (Italy)*(a)	964,458	1,225,647
Telstra Corp. Ltd. (Australia)	60,379	285,747
Verizon Communications, Inc.	741,588	34,565,417

		54,272,127

Electric Utilities — 0.7%
American Electric Power Co., Inc.	42,800	2,267,116
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	124,000	962,538
Chubu Electric Power Co., Inc. (Japan)	9,000	134,137
Chugoku Electric Power Co., Inc. (The) (Japan)	4,200	61,267
EDP-Energias de Portugal SA (Portugal)	31,305	119,272
Electricite de France (France)	35,867	802,297
Endesa SA (Spain)	4,398	84,229
Enel SpA (Italy)	13,060	59,192
Entergy Corp.	154,500	10,892,250
FirstEnergy Corp.	29,600	963,480
Fortum OYJ (Finland)	55,223	981,037
Hokuriku Electric Power Co. (Japan)	1,700	25,323
Kansai Electric Power Co., Inc. (The) (Japan)*	9,900	109,598
Kyushu Electric Power Co., Inc. (Japan)*	6,000	69,564
Power Assets Holdings Ltd. (Hong Kong)	19,500	177,789
PPL Corp.	315,700	9,303,679
Shikoku Electric Power Co., Inc. (Japan)	2,500	37,425
Tohoku Electric Power Co., Inc. (Japan)	6,400	86,653
Tokyo Electric Power Co., Inc. (Japan)*	20,000	108,958

		27,245,804

Electrical Equipment — 0.3%
Acuity Brands, Inc.	33,800	6,083,324
Babcock & Wilcox Co. (The)	53,800	1,764,640
Fuji Electric Co. Ltd. (Japan)	6,000	25,806
Mitsubishi Electric Corp. (Japan)	106,000	1,368,746
OSRAM Licht AG (Germany)	19,423	929,213
Vestas Wind Systems A/S (Denmark)	21,544	1,073,829

		11,245,558

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	28,400	$973,552
Citizen Holdings Co. Ltd. (Japan)	2,700	18,837
Ibiden Co. Ltd. (Japan)	53,900	911,525
Jabil Circuit, Inc.	270,500	5,758,945
Keyence Corp. (Japan)	1,500	808,466
Kyocera Corp. (Japan)	2,200	114,384
Murata Manufacturing Co. Ltd. (Japan)	10,700	1,867,315
TDK Corp. (Japan)	1,700	130,173

		10,583,197

Energy Equipment & Services — 0.8%
Atwood Oceanics, Inc.	31,500	832,860
Cameron International Corp.*	172,400	9,028,588
Schlumberger Ltd.	232,100	20,004,699
Transocean Ltd.(a)	4,986	80,832

		29,946,979

Food & Staples Retailing — 1.3%
Casino Guichard Perrachon SA (France)	789	59,887
CVS Health Corp.	30,200	3,167,376
Distribuidora Internacional de Alimentacion SA (Spain)	122,384	937,901
ICA Gruppen AB (Sweden)	6,834	242,451
J. Sainsbury PLC (United Kingdom)	145,840	607,088
Koninklijke Ahold NV (Netherlands)	18,921	355,198
Kroger Co. (The)	238,700	17,308,137
METRO AG (Germany)	7,699	243,167
Olam International Ltd. (Singapore)	107,100	149,455
Wal-Mart Stores, Inc.	346,900	24,605,617
Wesfarmers Ltd. (Australia)	21,992	661,370
Whole Foods Market, Inc.	17,300	682,312
WM Morrison Supermarkets PLC (United Kingdom)	269,123	763,975

		49,783,934

Food Products — 0.8%
Archer-Daniels-Midland Co.	327,300	15,782,406
Bunge Ltd.	43,200	3,792,960
ConAgra Foods, Inc.	113,300	4,953,476
Lindt & Spruengli AG (Switzerland)	1	62,591
Nestle SA (Switzerland)	54,141	3,906,307
Nippon Meat Packers, Inc. (Japan)	2,000	45,609
Nisshin Seifun Group, Inc. (Japan)	3,000	39,874
Unilever NV (United Kingdom)	44,221	1,848,846
Wilmar International Ltd. (Singapore)	415,400	1,011,036

		31,443,105

Gas Utilities — 0.3%
AGL Resources, Inc.	165,800	7,719,648
Snam SpA (Italy)	28,766	136,898
UGI Corp.	64,700	2,228,915

		10,085,461

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	415,900	20,412,372
C.R. Bard, Inc.	71,100	12,136,770
DENTSPLY International, Inc.	13,100	675,305

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*	17,500	$2,492,525
Hoya Corp. (Japan)	5,900	236,293
Medtronic PLC	69,300	5,135,130
Stryker Corp.	55,200	5,275,464

		46,363,859

Health Care Providers & Services — 2.1%
Aetna, Inc.	174,800	22,280,008
Alfresa Holdings Corp. (Japan)	1,900	29,566
Anthem, Inc.	66,300	10,882,482
Cigna Corp.	32,300	5,232,600
Express Scripts Holding Co.*(a)	127,700	11,357,638
Fresenius SE & Co. KGaA (Germany)	5,348	343,377
Medipal Holdings Corp. (Japan)	34,500	561,922
Miraca Holdings, Inc. (Japan)	800	39,971
Ryman Healthcare Ltd. (New Zealand)	5,231	28,075
Sonic Healthcare Ltd. (Australia)	65,231	1,074,140
Suzuken Co. Ltd. (Japan)	15,480	495,252
UnitedHealth Group, Inc.	254,100	31,000,200

		83,325,231

Hotels, Restaurants & Leisure — 1.1%
Chipotle Mexican Grill, Inc.*	5,700	3,448,443
Cracker Barrel Old Country Store, Inc.(a)	5,500	820,380
Darden Restaurants, Inc.	89,800	6,382,984
DineEquity, Inc.	19,700	1,952,073
Flight Centre Travel Group Ltd. (Australia)(a)	776	20,395
Marriott Vacations Worldwide Corp.	38,700	3,550,725
McDonald’s Corp.	253,300	24,081,231
Merlin Entertainments PLC (United Kingdom), 144A	9,701	65,063
Sodexo SA (France)	4,040	384,600
Tatts Group Ltd. (Australia)	209,086	599,504
Tui AG (Germany)	6,076	98,311

		41,403,709

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	98,279	947,927
Helen of Troy Ltd.*	30,600	2,983,194
Panasonic Corp. (Japan)	37,800	517,717
Persimmon PLC (United Kingdom)	22,051	684,149
Sony Corp. (Japan)*	16,300	462,869
Taylor Wimpey PLC (United Kingdom)	43,702	127,447

		5,723,303

Household Products — 1.5%
Colgate-Palmolive Co.	75,900	4,964,619
Henkel AG & Co. KGaA (Germany)	4,488	427,958
Kimberly-Clark Corp.	128,800	13,648,936
Procter & Gamble Co. (The)	470,705	36,827,959
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	46,818	1,190,497

		57,059,969

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.(a)	838,300	$11,115,858
Calpine Corp.*(a)	196,600	3,536,834
Electric Power Development Co. Ltd. (Japan)	2,000	70,652

		14,723,344

Industrial Conglomerates — 1.0%
3M Co.	148,200	22,867,260
Carlisle Cos., Inc.	19,300	1,932,316
CK Hutchison Holdings Ltd. (Hong Kong)	26,020	382,545
Danaher Corp.	15,300	1,309,527
General Electric Co.	380,000	10,096,600
Hopewell Holdings Ltd. (Hong Kong)	97,000	355,140
Keppel Corp. Ltd. (Singapore)	20,200	123,122
Siemens AG (Germany)	2,200	222,578

		37,289,088

Insurance — 1.4%
ACE Ltd.	12,100	1,230,328
Aegon NV (Netherlands)	23,100	170,437
Aflac, Inc.	138,300	8,602,260
Ageas (Belgium)	9,435	364,035
AIA Group Ltd. (Hong Kong)	7,400	48,386
Allianz SE (Germany)	12,096	1,886,388
Allstate Corp. (The)	126,500	8,206,055
American Financial Group, Inc.	54,400	3,538,176
AMP Ltd. (Australia)	40,633	188,550
AXA SA (France)	62,231	1,577,674
Direct Line Insurance Group PLC (United Kingdom)	18,877	99,599
Hannover Rueck SE (Germany)	10,202	987,420
Legal & General Group PLC (United Kingdom)	299,900	1,172,621
MetLife, Inc.	136,800	7,659,432
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,383	422,493
NN Group NV (Netherlands)	32,650	919,500
Old Republic International Corp.	150,000	2,344,500
Prudential PLC (United Kingdom)	47,549	1,145,902
Sampo OYJ (Finland) (Class A Stock)	1,437	67,722
SCOR SE (France)	2,097	74,153
Swiss Life Holding AG (Switzerland)	2,664	610,005
Swiss Re AG (Switzerland)	13,787	1,220,463
Tokio Marine Holdings, Inc. (Japan)	9,600	399,255
Travelers Cos., Inc. (The)	89,100	8,612,406
Unum Group	108,300	3,871,725

		55,419,485

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	3,600	1,562,724
Liberty Interactive Corp. QVC Group (Class A Stock)*	246,600	6,843,150
TripAdvisor, Inc.*(a)	116,300	10,134,382

		18,540,256

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services — 1.5%
eBay, Inc.*	68,400	$4,120,416
Equinix, Inc.	11,700	2,971,800
Google, Inc. (Class A Stock)*	31,800	17,173,272
Google, Inc. (Class C Stock)*	62,382	32,470,455
Mixi, Inc. (Japan)	600	29,768

		56,765,711

IT Services — 1.6%
Amadeus IT Holding SA (Spain) (Class A Stock)	13,659	545,271
Atos SE (France)	410	30,637
Automatic Data Processing, Inc.	127,000	10,189,210
Booz Allen Hamilton Holding Corp.	87,700	2,213,548
Broadridge Financial Solutions, Inc.	43,000	2,150,430
Cap Gemini SA (France)	12,887	1,143,292
DST Systems, Inc.	53,100	6,689,538
Fiserv, Inc.*(a)	116,600	9,657,978
International Business Machines Corp.	33,500	5,449,110
MAXIMUS, Inc.	39,100	2,570,043
NTT Data Corp. (Japan)	1,800	78,607
Syntel, Inc.*	16,300	773,924
Total System Services, Inc.	32,900	1,374,233
Visa, Inc. (Class A Stock)(a)	272,800	18,318,520

		61,184,341

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,400	46,379
Brunswick Corp.	97,400	4,953,764
Sega Sammy Holdings, Inc. (Japan)	2,600	33,996
Shimano, Inc. (Japan)	1,100	150,106

		5,184,245

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	25,100	968,358
Lonza Group AG (Switzerland)	8,284	1,107,283
QIAGEN NV*	3,279	80,587
Thermo Fisher Scientific, Inc.	124,600	16,168,096

		18,324,324

Machinery — 0.5%
Amada Co. Ltd. (Japan)	3,800	40,109
ANDRITZ AG (Austria)	16,502	913,818
Caterpillar, Inc.	28,700	2,434,334
Crane Co.	18,000	1,057,140
Cummins, Inc.	13,200	1,731,708
FANUC Corp. (Japan)	7,200	1,473,232
Kawasaki Heavy Industries Ltd. (Japan)	20,000	93,224
Lincoln Electric Holdings, Inc.	17,900	1,089,931
Minebea Co. Ltd. (Japan)	63,000	1,040,027
NGK Insulators Ltd. (Japan)	4,000	102,924
NSK Ltd. (Japan)	6,000	92,515
Oshkosh Corp.(a)	15,500	656,890
Parker Hannifin Corp.	6,300	732,879
Schindler Holding AG (Switzerland)	2,505	409,102
SMC Corp. (Japan)	200	60,184
SPX Corp.	12,500	904,875

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Sumitomo Heavy Industries Ltd. (Japan)	172,000	$1,001,788
THK Co. Ltd. (Japan)	1,200	25,896
Trinity Industries, Inc.(a)	196,000	5,180,280
Volvo AB (Sweden)	21,184	263,053
Wabtec Corp.	15,100	1,423,024
Yangzijiang Shipbuilding Holdings Ltd. (China)	26,000	27,308

		20,754,241

Marine
A.P. Moeller – Maersk A/S (Denmark) (Class A Stock)	59	103,475
A.P. Moeller – Maersk A/S (Denmark) (Class B Stock)	598	1,081,209
Mitsui OSK Lines Ltd. (Japan)	15,000	48,015
Nippon Yusen K.K. (Japan)	23,000	64,033

		1,296,732

Media — 2.1%
Cinemark Holdings, Inc.	77,700	3,121,209
Comcast Corp. (Class A Stock)	505,273	30,387,118
Dentsu, Inc. (Japan)	3,000	155,198
DIRECTV*	92,400	8,573,796
Discovery Communications, Inc. (Class C Stock)*(a)	81,500	2,533,020
ITV PLC (United Kingdom)	52,494	217,189
ProSiebenSat.1 Media AG (Germany)	3,029	149,615
Publicis Groupe SA (France)	14,394	1,066,929
RTL Group SA (Germany)	540	48,816
Sky PLC (United Kingdom)	14,063	229,052
Vivendi SA (France)	15,844	401,751
Walt Disney Co. (The)	287,700	32,838,078
WPP PLC (United Kingdom)	57,804	1,297,471

		81,019,242

Metals & Mining — 0.2%
BHP Billiton Ltd. (Australia)	42,306	862,994
BHP Billiton PLC (Australia)	28,976	569,713
Boliden AB (Sweden)	3,633	66,232
Century Aluminum Co.*(a)	118,700	1,238,041
Fortescue Metals Group Ltd. (Australia)(a)	18,607	27,404
Hitachi Metals Ltd. (Japan)	3,000	46,120
JFE Holdings, Inc. (Japan)	38,700	857,433
Kobe Steel Ltd. (Japan)	551,000	927,009
Mitsubishi Materials Corp. (Japan)	16,000	61,436
Nippon Steel & Sumitomo Metal Corp. (Japan)	105,000	272,250
Norsk Hydro ASA (Norway)	18,575	77,958
Rio Tinto Ltd. (United Kingdom)	6,012	248,697
Rio Tinto PLC (United Kingdom)	18,987	780,987
South32 Ltd. (Australia)*	42,306	58,428
Sumitomo Metal Mining Co. Ltd. (Japan)	7,000	106,463
Voestalpine AG (Austria)	9,095	379,057

		6,580,222

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	80,183	$960,506
National Grid PLC (United Kingdom)	118,513	1,525,351
Public Service Enterprise Group, Inc.	361,600	14,203,648
Vectren Corp.	36,000	1,385,280

		18,074,785

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	38,100	4,007,739
Harvey Norman Holdings Ltd. (Australia)	7,371	25,595
Isetan Mitsukoshi Holdings Ltd. (Japan)	4,800	85,755
J. Front Retailing Co. Ltd. (Japan)	3,300	62,110
Takashimaya Co. Ltd. (Japan)	94,000	852,054
Target Corp.	224,300	18,309,609

		23,342,862

Oil, Gas & Consumable Fuels — 4.5%
BG Group PLC (United Kingdom)	47,400	789,433
BP PLC (United Kingdom)	388,904	2,581,015
Cabot Oil & Gas Corp.(a)	225,700	7,118,578
Caltex Australia Ltd. (Australia)	1,803	44,260
Chevron Corp.	69,156	6,671,479
Eni SpA (Italy)	32,382	575,158
EQT Corp.	151,700	12,339,278
Exxon Mobil Corp.	640,216	53,265,971
Hess Corp.	106,300	7,109,344
HollyFrontier Corp.	167,300	7,142,037
Marathon Oil Corp.	110,700	2,937,978
Marathon Petroleum Corp.	300,200	15,703,462
Neste OYJ (Finland)	1,749	44,617
OMV AG (Austria)	1,730	47,627
ONEOK, Inc.	100,000	3,948,000
Phillips 66	254,000	20,462,240
Repsol SA (Spain)	22,072	389,034
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	53,426	1,510,566
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	33,454	952,447
Statoil ASA (Norway)	15,692	280,620
Total SA (France)	46,247	2,268,465
Valero Energy Corp.	299,600	18,754,960
Western Refining, Inc.	81,300	3,546,306
Woodside Petroleum Ltd. (Australia)	10,154	267,931
World Fuel Services Corp.	88,400	4,238,780

		172,989,586

Paper & Forest Products — 0.4%
International Paper Co.	268,100	12,758,879
Mondi PLC (South Africa)	47,181	1,015,766
Oji Holdings Corp. (Japan)	11,000	47,804
UPM-Kymmene OYJ (Finland)	57,326	1,014,438

		14,836,887

Personal Products
L’Oreal SA (France)	427	76,399

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 3.7%
AbbVie, Inc.	205,000	$13,773,950
AstraZeneca PLC (United Kingdom)	4,455	281,956
Bayer AG (Germany)	7,248	1,015,013
Bristol-Myers Squibb Co.	297,100	19,769,034
GlaxoSmithKline PLC (United Kingdom)	72,717	1,511,918
Johnson & Johnson	427,498	41,663,955
Merck & Co., Inc.	475,000	27,041,750
Novartis AG (Switzerland)	34,743	3,417,338
Novo Nordisk A/S (Denmark) (Class B Stock)	32,905	1,805,658
Orion OYJ (Finland) (Class B Stock)	9,812	343,699
Otsuka Holdings Co. Ltd. (Japan)	33,300	1,061,045
Pfizer, Inc.	752,497	25,231,224
Roche Holding AG (Switzerland)	9,663	2,709,423
Sanofi (France)	16,462	1,628,588
Shire PLC (Ireland)	15,083	1,211,905
Teva Pharmaceutical Industries Ltd. (Israel)	27,061	1,601,415

		144,067,871

Professional Services
SGS SA (Switzerland)	75	136,770

Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc.	942,300	8,659,737
British Land Co. PLC (The) (United Kingdom)	13,341	166,176
CapitaCommercial Trust (Singapore)	28,300	32,754
CBL & Associates Properties, Inc.	62,800	1,017,360
Chambers Street Properties	182,500	1,450,875
Chimera Investment Corp.	46,700	640,257
Equity Residential	23,400	1,641,978
Federation Centres Ltd. (Australia)	447,952	1,007,942
Franklin Street Properties Corp.	84,000	950,040
GEO Group, Inc. (The)	27,200	929,152
Goodman Group (Australia)	23,208	112,087
GPT Group (Australia)	23,181	76,420
Healthcare Realty Trust, Inc.	32,900	765,254
Hospitality Properties Trust	199,900	5,761,118
Intu Properties PLC (United Kingdom)	111,892	540,509
Invesco Mortgage Capital, Inc.	227,300	3,254,936
Land Securities Group PLC (United Kingdom)	24,862	470,115
Lexington Realty Trust(a)	176,500	1,496,720
Link REIT (The) (Hong Kong)	188,500	1,103,090
Prologis, Inc.	349,000	12,947,900
Scentre Group (Australia)	74,785	216,032
Segro PLC (United Kingdom)	10,225	65,147
Simon Property Group, Inc.	17,400	3,010,548
Sunstone Hotel Investors, Inc.	209,000	3,137,090
WP Carey, Inc.	15,200	895,888

		50,349,125

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	338,800	$12,535,600
Cheung Kong Property Holdings Ltd. (Hong Kong)*	38,020	315,380
Daiwa House Industry Co. Ltd. (Japan)	8,200	191,043
Henderson Land Development Co. Ltd. (Hong Kong)	114,510	782,784
Hysan Development Co. Ltd. (Hong Kong)	104,000	450,370
Jones Lang LaSalle, Inc.	33,200	5,677,200
Kerry Properties Ltd. (Hong Kong)	241,000	944,674
Lend Lease Group (Australia)	79,067	914,194
New World Development Co. Ltd. (Hong Kong)	139,000	181,624
Sino Land Co. Ltd. (Hong Kong)	42,000	70,103
Swire Properties Ltd. (Hong Kong)	16,200	51,670
Wheelock & Co. Ltd. (Hong Kong)	13,000	66,335

		22,180,977

Road & Rail — 0.6%
Central Japan Railway Co. (Japan)	2,000	360,909
ComfortDelGro Corp. Ltd. (Singapore)	21,000	48,769
Hankyu Hanshin Holdings, Inc. (Japan)	16,000	94,447
MTR Corp. Ltd. (Hong Kong)	20,500	95,378
Nippon Express Co. Ltd. (Japan)	11,000	54,048
Union Pacific Corp.	216,800	20,676,216
West Japan Railway Co. (Japan)	4,500	287,906

		21,617,673

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp. (Japan)	2,300	23,914
ARM Holdings PLC (United Kingdom)	58,558	958,230
Avago Technologies Ltd. (Singapore)(a)	65,100	8,653,743
Integrated Device Technology, Inc.*(a)	65,100	1,412,670
Intel Corp.	1,059,500	32,224,693
Skyworks Solutions, Inc.	82,800	8,619,480
Texas Instruments, Inc.	369,000	19,007,190
Tokyo Electron Ltd. (Japan)	2,400	152,537

		71,052,457

Software — 2.2%
Dassault Systemes (France)	1,783	129,436
GungHo Online Entertainment, Inc. (Japan)	5,600	21,793
Manhattan Associates, Inc.*	56,100	3,346,365
Microsoft Corp.	1,188,100	52,454,615
Oracle Corp.	393,200	15,845,960
SAP SE (Germany)	930	65,171
SolarWinds, Inc.*	35,800	1,651,454
Symantec Corp.	366,000	8,509,500
Synopsys, Inc.*	49,700	2,517,305

		84,541,599

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 1.8%
ABC-Mart, Inc. (Japan)	400	$24,481
AutoNation, Inc.*	175,000	11,021,500
Dixons Carphone PLC (United Kingdom)	13,627	96,900
Express, Inc.*	61,200	1,108,332
Fast Retailing Co. Ltd. (Japan)	700	317,430
Gap, Inc. (The)(a)	244,400	9,328,748
GNC Holdings, Inc. (Class A Stock)	24,300	1,080,864
Home Depot, Inc. (The)	138,900	15,435,957
Lowe’s Cos., Inc.	147,700	9,891,469
Ross Stores, Inc.	351,000	17,062,110
Ulta Salon Cosmetics & Fragrance, Inc.*	23,500	3,629,575
Urban Outfitters, Inc.*	21,800	763,000
USS Co. Ltd. (Japan)	4,600	82,961

		69,843,327

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	794,000	99,587,450
EMC Corp.	91,500	2,414,685
FUJIFILM Holdings Corp. (Japan)	33,500	1,195,549
Hewlett-Packard Co.	665,800	19,980,658
Western Digital Corp.	30,100	2,360,442

		125,538,784

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	58,800	6,250,440
Christian Dior SE (France)	747	146,240
Luxottica Group SpA (Italy)	17,404	1,157,681
LVMH Moet Hennessy Louis Vuitton SE (France)	8,971	1,577,198
Michael Kors Holdings Ltd.*	261,600	11,010,744
Swatch Group AG (The) (Switzerland)	680	51,078

		20,193,381

Tobacco — 0.8%
Altria Group, Inc.	473,100	23,139,321
British American Tobacco PLC (United Kingdom)	9,083	489,048
Imperial Tobacco Group PLC (United Kingdom)	35,070	1,689,039
Japan Tobacco, Inc. (Japan)	29,300	1,041,594
Philip Morris International, Inc.	50,800	4,072,636
Reynolds American, Inc.	16,100	1,202,026

		31,633,664

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	59,328	1,022,499
Brenntag AG (Germany)	2,103	120,674
Bunzl PLC (United Kingdom)	4,566	124,557
ITOCHU Corp. (Japan)	88,100	1,163,556
Mitsubishi Corp. (Japan)	800	17,587
Mitsui & Co. Ltd. (Japan)	23,400	317,915
Sumitomo Corp. (Japan)	15,500	180,411

		2,947,199

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure
Auckland International Airport Ltd. (New Zealand)	13,161	$44,048
Groupe Eurotunnel SE (France)	6,431	93,245

		137,293

Water Utilities
Severn Trent PLC (United Kingdom)	3,275	107,014

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	63,700	1,537,205
NTT DOCOMO, Inc. (Japan)	9,200	176,627
Vodafone Group PLC (United Kingdom)	359,254	1,310,513

		3,024,345

TOTAL COMMON STOCKS (cost $1,889,754,826)		2,390,926,769

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $1,242,564)	20,650	1,311,069

COMMON STOCKS (continued)	Shares	Value (Note 2)
PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	735	$62,235
Volkswagen AG (Germany) (PRFC)	5,588	1,296,859

		1,359,094

Banks
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)	22,000	571,120
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	2,460	276,052

TOTAL PREFERRED STOCKS (cost $2,181,507)		2,206,266

ASSET-BACKED SECURITIES — 3.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.537%	(b)	04/25/19	442	435,911

Collateralized Loan Obligations — 1.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.455%	(b)	04/20/25	2,550	2,526,492
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	500	492,107
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.986%	(b)	05/15/20	3,900	3,918,006
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.466%	(b)	07/13/25	2,700	2,674,729
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.779%	(b)	04/28/26	1,500	1,497,014
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.875%	(b)	10/15/26	2,500	2,502,813
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.822%	(b)	04/18/27	250	248,661
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.815%	(b)	10/15/26	750	749,348
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.874%	(b)	10/17/26	250	250,283
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791%	(b)	04/18/27	1,250	1,250,185
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.475%	(b)	07/15/24	1,200	1,188,987
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424%	(b)	04/17/25	2,100	2,078,967
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.825%	(b)	04/20/26	2,200	2,197,517
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.075%	(b)	04/20/26	450	446,680
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.785%	(b)	10/18/26	500	498,448
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.745%	(b)	01/20/26	2,300	2,293,093
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.674%	(b)	01/17/26	500	498,536
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.526%	(b)	07/22/20	353	350,483
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.756%	(b)	03/15/20	521	520,055
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.745%	(b)	10/15/26	1,250	1,245,580
HLM (Cayman Islands), Series 2015-15, Class 6A, 144A	1.271%	(b)	05/05/27	250	249,219
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%		01/25/27	1,000	1,001,257
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.415%	(b)	04/15/24	1,850	1,825,072
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.814%	(b)	04/15/27	500	500,189

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.864%	(b)	05/15/26	300	$300,218
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.775%	(b)	04/18/26	750	748,502
Magnetite CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.697%	(b)	07/25/26	3,000	2,983,363
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.755%	(b)	04/15/26	5,300	5,285,278
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.725%	(b)	01/18/27	500	497,675
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.377%	(b)	07/25/23	250	250,467
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.745%	(b)	04/15/26	500	498,429
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.425%	(b)	07/22/25	1,200	1,186,978
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.586%	(b)	12/15/22	449	445,817
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.525%	(b)	02/20/25	250	248,353
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.754%	(b)	07/17/26	800	799,967
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	499,568
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.325%	(b)	04/15/25	3,200	3,148,790
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.926%	(b)	08/17/22	500	498,682
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.975%	(b)	10/20/23	1,100	1,097,342
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,012	1,001,516
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.896%	(b)	01/22/27	2,250	2,252,357
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761%	(b)	04/20/27	250	249,578
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.395%	(b)	07/15/25	2,700	2,668,070
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.885%	(b)	04/20/26	3,000	3,002,203
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.775%	(b)	04/20/26	1,850	1,846,267
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	494,675

					61,007,816

Non-Residential Mortgage-Backed Securities — 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,694,527
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	6,000	5,963,436
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,700	4,687,940
Ford Credit Auto Owner Trust, Series 2014-REV1, Class A, 144A	2.260%		11/15/25	2,000	2,024,738
Ford Credit Auto Owner Trust, Series 2014-REV2, Class A, 144A	2.310%		04/15/26	3,200	3,235,408
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(b)	05/15/20	1,800	1,800,749
Hertz Corp., Series 2015-1A, Class A(c)	2.730%		03/25/21	5,300	5,273,500
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,500	4,503,420
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	3,495	3,536,461

					32,720,179

Residential Mortgage-Backed Securities — 1.2%
Banc of America Funding Trust., Series 2015-R4, Class 4A1, 144A	3.500%	(b)	01/01/30	2,594	2,603,076
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.837%	(b)	03/25/33	227	215,304
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.996%		07/25/35	302	290,225
CSMC, Series 2015-3R, Class 10A1, 144A	2.185%	(b)	10/29/47	4,575	4,570,223
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.942%		07/25/34	328	311,283
GSAMP Trust, Series 2004-HE2, Class A3C	1.347%	(b)	09/25/34	674	657,496
HSBC Home Equity Loan Trust U.S.A., Series 2006-4, Class A4	0.417%	(b)	03/20/36	3,559	3,531,958
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.982%	(b)	06/25/34	582	561,323
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.284%	(b)	09/01/21	4,695	4,719,316
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.184%	(b)	03/01/20	3,918	3,900,254
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A	2.184%	(b)	04/01/20	3,417	3,367,407

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.184%	(b)	04/01/20	2,921	$2,909,845
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.184%	(b)	05/01/20	5,150	5,111,790
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.387%	(b)	05/25/33	383	359,254
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.132%	(b)	06/25/34	819	769,466
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.237%	(b)	12/25/33	693	668,839
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.087%	(b)	07/25/32	344	328,871
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.462%	(b)	09/25/32	439	432,691
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.952%	(b)	02/25/34	754	708,094
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	2,974	2,983,678
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	2,128	2,122,473
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	4,361	4,342,532

					45,465,398

TOTAL ASSET-BACKED SECURITIES (cost $139,280,097)					139,629,304

BANK LOANS(b) — 0.1%
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	663	666,226

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/30/23	673	666,062

Foods
ARAMARK Corp.	3.250%		09/07/19	534	532,452

Healthcare & Pharmaceutical
Grifols Worldwide Operations USA, Inc.	3.281%		02/26/21	247	246,721
RPI Finance Trust (Luxembourg)	3.250%		11/09/18	1,032	1,033,463

					1,280,184

Retailers
Staples, Inc.	3.500%		02/28/22	730	728,581

Technology — 0.1%
First Data Corp.	3.687%		03/26/18	1,134	1,129,976
TransUnion LLC	3.750%		04/09/21	494	490,050

					1,620,026

TOTAL BANK LOANS (cost $5,457,017)					5,493,531

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	235	239,873
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,685	1,419,853
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.673%	(b)	02/25/35	340	331,782
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.732%	(b)	03/25/35	300	276,127
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.553%	(b)	02/25/37	732	711,931
Fannie Mae Connecticut Avenue Securities, Series 2014-CO4, Class 1M1	2.137%	(b)	11/25/24	3,893	3,922,166
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.687%	(b)	02/25/25	1,238	1,239,160
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1	1.335%	(b)	05/25/25	5,968	5,935,961
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.087%	(b)	10/25/27	8,864	8,845,764
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.595%	(b)	07/25/35	405	405,591
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	72	72,882
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.637%	(b)	02/25/34	342	340,038
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	101	100,882

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $24,030,052)					23,842,010

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,900	$3,927,436
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.732%	(b)	04/10/49	5,274	5,572,369
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.756%	(b)	04/10/49	1,500	1,515,281
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%	(b)	12/10/49	1,000	1,069,655
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,089,910
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,834,532
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	2,834,171
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,007	1,046,824
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	978,845
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,699,174
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,786,114
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(b)	04/10/37	3,617	3,621,321
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(b)	04/10/37	4,500	4,532,238
Commercial Mortgage Trust, Series 2014-CCRE20, Class A3	3.326%		11/10/47	5,000	5,031,885
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	2,875,292
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,366,104
Commercial Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%		02/10/35	5,300	5,201,961
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609%	(b)	02/15/39	2,444	2,462,838
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.639%	(b)	02/15/39	640	649,827
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(b)	04/25/27	6,500	6,434,675
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(b)	12/25/23	2,515	2,647,400
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,598,952
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	1,994,122
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.596%	(b)	05/25/22	25,183	2,031,640
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.632%	(b)	06/25/22	7,123	593,684
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	5,800	6,076,503
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	2,400	2,538,233
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.734%	(b)	08/25/16	5,846	71,435
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.906%	(b)	05/25/19	19,477	1,137,163
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.826%	(b)	07/25/19	20,573	1,170,438
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.495%	(b)	11/10/45	2,580	2,585,913
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.449%	(b)	03/10/44	1,886	1,906,708
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.587%	(b)	04/10/38	255	255,480
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	3,952,968
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,422,103
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	5,823,348
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(b)	10/15/42	1,270	1,270,809
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	686	693,869
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,901	1,957,268
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,670,218

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	$3,886,767
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,700	2,801,452
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,372,897
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(b)	11/15/40	1,510	1,513,319
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(b)	05/12/39	930	955,672
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.700%	(b)	02/12/39	530	540,027
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.059%	(b)	06/12/46	1,658	1,698,454
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,775	1,793,231
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,492,451
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	5,000	5,045,145
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.845%	(b)	10/15/42	1,622	1,633,170
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	210	210,242
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	1,275	1,273,839
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,682,420
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,872,747
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,790,784
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.897%	(b)	05/15/43	520	528,104
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	4,500	4,708,107
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	1,316	1,388,411

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $142,441,879)					140,115,945

CORPORATE BONDS — 9.2%
Airlines — 0.2%
American Airlines, Inc. Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A(a)	3.375%		05/01/27	3,260	3,219,250
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	69	70,695
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	591	683,853
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	683	726,100
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A(a)	4.000%		10/29/24	650	661,999
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	315	361,077
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	482	511,389
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	950	1,021,353

					7,255,716

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,090	2,137,518
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,556,199
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	450	460,086
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	715	725,725
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	245	251,154

					5,130,682

Banking — 3.0%
American Express Co., Jr. Sub. Notes	5.200%	(b)	12/31/49	605	600,523
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	2,213	2,128,815
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	645	651,995

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,200	$2,321,000
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,155	2,446,272
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,169,776
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	780	768,173
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	975	992,136
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	3,915,000
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	200	219,553
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	891,871
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,858,693
Bank of America Corp., Sub. Notes, MTN(a)	4.000%		01/22/25	2,000	1,948,588
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	985,023
Bank of America NA, Sub. Notes(a)	6.000%		10/15/36	410	487,118
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%		10/29/15	1,535	1,540,901
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	515	522,365
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	330	363,193
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,175	1,331,071
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	1,560	1,515,354
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	1,830	1,730,975
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,590	2,578,083
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	1,900	1,938,988
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	1,010	1,036,939
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	2,450	2,639,037
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,019,107
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,895	2,311,326
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,268,476
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	958,344
Discover Bank, Sub. Notes	7.000%		04/15/20	570	663,389
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	893,606
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(b)	12/31/49	2,215	2,188,198
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	4,100	3,976,155
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	2,000	2,032,398
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,282,114
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,117,638
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	319,557
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	1,190	1,260,111
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	121,987
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,106,239
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,142,585
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	170	202,491
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,395	1,405,634
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(b)	12/31/49	1,275	1,279,463
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,115,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,132,941
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,714,245
JPMorgan Chase & Co., Sub. Notes(a)	5.625%		08/16/43	490	522,566
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,400	1,651,177
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,136,462
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	2,910,951
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17	20	21,929
Morgan Stanley, Jr. Sub. Notes(a)	5.450%	(b)	12/31/49	840	833,700
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	940	950,472
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,595,042
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	780	957,679
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,345	1,425,297
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	1,290	1,455,235
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,585,641
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	105	117,816
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,825	3,748,041

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346%	(b)	07/29/49	800	$837,600
National City Corp., Sub. Notes	6.875%		05/15/19	3,370	3,908,277
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	460,429
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,455	1,445,950
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	276,603
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	440	513,040
Royal Bank of Canada (Canada), Covered Notes	2.200%		09/23/19	2,940	2,961,635
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	455	456,272
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	955	957,636
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,210	1,223,168
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,700	2,667,100
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	1.950%		04/02/20	4,140	4,108,039
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,102,401
Westpac Banking Corp. (Australia), Covered Notes, 144A	2.000%		05/21/19	1,130	1,140,465

					117,063,569

Brokerage
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	547,125
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		02/06/12	1,715	186,506
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18	700	80,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	820	825,975

					1,640,106

Building Materials & Construction — 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,423,250; purchased 10/27/14-02/11/15)(c)(e)	5.375%		11/15/24	1,400	1,374,590
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	458,438
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $740,000; purchased 06/19/14)(c)(e)	5.250%		06/27/29	740	555,148
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	775	785,515

					3,173,691

Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	1,000	1,090,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%		05/01/25	880	856,900
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	350,415
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	644,920
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%		03/01/16	920	934,333
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	860	809,090
DISH DBS Corp., Gtd. Notes	7.125%		02/01/16	1,000	1,026,250
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,710	1,826,054
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,037,400

					8,575,362

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,226,088
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	1,255	1,374,225
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(c)(e)	6.375%		10/15/17	1,302	1,431,242
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(c)(e)	6.700%		06/01/34	420	511,094
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(c)(e)	7.000%		10/15/37	380	464,493
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	190	182,809
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	280	284,365
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(c)(e)	2.500%		03/15/16	1,890	1,903,213
SPX Corp., Gtd. Notes	6.875%		09/01/17	950	1,023,625

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	1,000	$1,066,990
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	1,445	1,467,968
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,364,973

					12,301,085

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	780	756,263
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%		06/15/21	1,500	1,605,000
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	585	581,696
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%		10/01/44	45	42,004
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	347	522,252
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,300	1,313,000
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	1,185	1,043,562
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	1,000	1,083,265
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	235	210,435
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	345	367,244
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	1,135	1,209,243
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	460	573,211

					9,307,175

Consumer
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,700	1,884,236

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%		08/01/16	175	184,864
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	550	687,884
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	310	365,199
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%		03/15/33	590	773,265
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%		12/01/39	220	251,542
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	550	677,536
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42	570	538,888
Dynegy, Inc., Gtd. Notes, 144A	6.750%		11/01/19	455	473,427
Dynegy, Inc., Gtd. Notes, 144A	7.375%		11/01/22	345	361,387
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	670	787,755
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%		08/01/15	1,295	1,302,252
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,425	1,572,412
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	355	369,553
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	295	359,299
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	165,958
Nevada Power Co., Gen. Ref. Mtge.	6.500%		05/15/18	1,260	1,432,566
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	610	669,426
Northeast Utilities, Sr. Unsec’d. Notes	4.500%		11/15/19	615	671,940
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	140	162,915
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%		05/01/37	535	644,974
Southern California Edison Co., First Mortgage	3.600%		02/01/45	860	766,588
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	497,789
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	199	213,277

					13,930,696

Energy – Integrated — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	460	377,890
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	550	593,081
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%		05/11/25	3,155	3,124,330

					4,095,301

Energy – Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(f)	10/10/36	2,000	800,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	1,195	1,311,398
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	375,011
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	290,395

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other (continued)
Cameron International Corp., Sr. Unsec’d. Notes	4.500%	06/01/21	2,200	$2,305,419
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	1,700	2,191,302
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	65	64,169
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.900%	04/01/35	1,020	965,581
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A(a)	4.650%	03/15/25	1,995	2,059,414
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	1,070	1,063,014
Phillips 66, Gtd. Notes	2.950%	05/01/17	490	503,659
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	6.875%	05/01/18	1,500	1,684,233

				13,613,595

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,285	1,885,489
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	372,175
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	985	1,190,735
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,400	1,379,000
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	815	824,796
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	735	763,092

				6,415,287

Gaming — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375%	11/01/18	1,000	1,026,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.500%	03/01/25	1,125	1,071,562

				2,097,812

Healthcare & Pharmaceutical — 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,175	1,161,364
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,910	1,868,559
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	1,000	982,322
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,615	1,535,497
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	595	566,472
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	445	502,403
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	1,640	1,684,196
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	3.734%	12/15/24	1,025	1,021,552
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	1,100	1,127,500
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	1,665	1,685,813
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,460	1,462,127
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	185	211,966
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	555	568,181
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,100	1,119,250
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	400	416,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	190	187,320
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	580	591,680
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	3,205	3,194,061
Medtronic, Inc., Gtd. Notes, 144A	4.375%	03/15/35	1,355	1,344,600
Merck & Co, Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	420	402,753
Merck & Co, Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	1,380	1,232,848
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	425	425,213
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	445	405,933
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	1,325	1,365,978
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	2.875%	09/29/21	5,305	5,348,724
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	60	74,049
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	120	114,410

				30,600,771

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%	06/15/36	515	632,550
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,380	1,736,482
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	390	356,483
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	360	330,035
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	650	739,589

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance (continued)
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	$772,946
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	720	651,448
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	212,319
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	538,434

					5,970,286

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	585,081
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	150	151,347
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,980	1,883,465
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	2,425	2,882,949
Aon Corp., Gtd. Notes	3.125%		05/27/16	2,655	2,707,991
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,165,719
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375%	(b)	03/29/67	1,300	1,363,700
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(b)	12/29/49	480	506,400
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	837,315
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	425,923
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,030,450
Lincoln National Corp., Jr. Sub. Notes(a)	6.050%	(b)	04/20/67	260	235,300
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	1,272	1,498,920
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	884,255
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	741,758
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	196,642
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	835	971,597
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	400	493,546
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	2,985,050
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	866,143
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	5.100%	(b)	10/16/44	1,925	2,014,031
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	442,440
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	773,996
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,358,954
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	125,154
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	735	766,238
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	626,803
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,815,622
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	393,840
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	518,687

					31,249,316

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,083,750
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	594,718
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	966,259
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	3,132,699
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	491,261

					6,268,687

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	595,492
21st Century Fox America, Inc., Gtd. Notes	6.150%		02/15/41	1,175	1,364,475
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	112,567
CBS Corp., Gtd. Notes	4.850%		07/01/42	155	142,787
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	667,118
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	1,300	1,374,750
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	238,569
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,676,383
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	90	117,030
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	41,805
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	200	179,027
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	425	423,020

					6,933,023

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	920	$954,991
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	1,110	1,112,843
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	1,220	1,232,650
Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	35	34,297
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	5.875%	04/23/45	530	504,136
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500%	07/27/35	425	475,975

				4,314,892

Non-Captive Finance — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	775	766,281
General Electric Capital Corp., Gtd. Notes, MTN	5.875%	01/14/38	1,040	1,243,871
General Electric Capital Corp., Gtd. Notes, MTN	6.000%	08/07/19	920	1,051,642
General Electric Capital Corp., Gtd. Notes, MTN	6.875%	01/10/39	2,270	3,047,870
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	375	384,375
Navient LLC, Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	240	266,712

				6,760,751

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	1,100	1,038,818

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(c)(e)	5.400%	11/01/20	290	323,721
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,595	1,719,613
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	595,478
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	800	861,424

				3,500,236

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(a)	4.750%	09/30/21	500	494,052
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,575	1,619,076
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	692,782
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	250	225,577
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	5.150%	03/15/45	620	547,804
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	820	798,393
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,345	1,318,197
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	510	557,313
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,430	1,395,210
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	394,143
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	151,690

				8,194,237

Railroads
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	847,882
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	850,731
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	115,126

				1,813,739

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	880,570
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	83,172
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	724,652
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	301,945
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	233,451
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	3,080	3,460,654

				5,684,444

Retailers — 0.1%
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	225	245,179
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.400%	03/15/45	755	753,912

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retailers (continued)
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,450	$1,526,125
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	484,222
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	373,280
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	352,174

				3,734,892

Technology — 0.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%	02/09/45	890	754,296
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	3,085	3,029,772
Microsoft Corp., Sr. Unsec’d. Notes(a)	2.700%	02/12/25	1,380	1,329,823
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	907,252
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	605	630,733

				6,651,876

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	480	555,806
AT&T Corp., Gtd. Notes	8.000%	11/15/31	7	9,498
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,460	3,299,830
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	430	395,293
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	875	796,227
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	1,000	931,499
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	802,381
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	400	593,669
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(e)	7.082%	06/01/16	325	337,977
Embarq Corp., Sr. Unsec’d. Notes (original cost $479,966; purchased 05/12/06)(c)(e)	7.995%	06/01/36	480	532,176
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	1,075	1,104,563
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	1,270	1,235,277
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	1,256	1,175,510
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	3,127	2,869,295
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	3,165	3,616,782
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%	09/15/48	1,355	1,190,391
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55	2,056	1,788,625

				21,234,799

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	1,500	1,523,216
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	46	74,071
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	254	418,269
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,050	2,040,584
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	465	475,433
RJ Reynolds Tobacco Co., Gtd. Notes	8.125%	06/23/19	325	385,020

				4,916,593

TOTAL CORPORATE BONDS (cost $345,933,655)				355,351,673

FOREIGN AGENCIES — 0.6%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	800	805,553
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	659,513
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	448,335
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	930	1,032,300
KFW (Germany), Gov’t. Gtd. Notes, GMTN	2.750%	10/01/20	3,525	3,678,754
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	3,158	3,148,412
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	1,624	1,733,620
Pemex Project Funding Master Trust (Mexico), Sr. Unsec’d. Notes	8.625%	12/01/23	350	430,150
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,665	1,645,303
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23	970	920,239
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	510	522,750
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,730	2,960,685

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

FOREIGN AGENCIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	$1,040,300
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,620,923
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,231,175
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	671,716

TOTAL FOREIGN AGENCIES (cost $22,596,947)				22,549,728

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,714,312
State of California, GO, BABs	7.300%	10/01/39	1,270	1,764,093
State of California, GO, BABs	7.500%	04/01/34	475	657,889
State of California, GO, BABs	7.550%	04/01/39	245	354,253
State of California, GO, BABs	7.625%	03/01/40	215	310,327

				4,800,874

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	847,334

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,260,370

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,485,920

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,355,830

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	502,625
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	334,308

				836,933

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	543,354

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	621,874

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,237,520

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	335	381,846

TOTAL MUNICIPAL BONDS (cost $10,676,024)				13,371,855

SOVEREIGN BONDS 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	3,275	3,162,012
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,475	1,467,625
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	598,734
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20	1,135	1,262,688
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%	01/15/24	950	1,049,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	1,120	1,253,538
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%	03/15/22	700	708,400
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	1,006	955,700
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	600	591,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	515	517,575

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	620	$683,240
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,620	1,586,785
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44	400	448,800
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	190	200,925
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.125%		02/18/19	200	208,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,710	1,951,903

TOTAL SOVEREIGN BONDS (cost $16,612,380)					16,646,675

U.S. GOVERNMENT AGENCY OBLIGATIONS 9.1%
Federal Home Loan Bank	0.375%		08/28/15	460	460,197
Federal Home Loan Bank(g)(h)	5.500%		07/15/36	1,080	1,397,237
Federal Home Loan Mortgage Corp.(h)	0.750%		01/12/18	685	681,589
Federal Home Loan Mortgage Corp.	2.236%	(b)	12/01/35	292	310,573
Federal Home Loan Mortgage Corp.	2.292%	(b)	06/01/36	441	469,133
Federal Home Loan Mortgage Corp.(a)(g)	2.375%		01/13/22	6,020	6,095,069
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	978	990,718
Federal Home Loan Mortgage Corp.(i)	3.000%		TBA	9,000	8,946,211
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-01/01/43	4,855	4,969,527
Federal Home Loan Mortgage Corp.(i)	3.500%		TBA	9,500	9,747,705
Federal Home Loan Mortgage Corp.	3.500%		12/01/25-06/01/42	3,439	3,618,500
Federal Home Loan Mortgage Corp.(i)	4.000%		TBA	4,000	4,230,078
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	4,970	5,284,171
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	13,359	14,448,165
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-06/01/39	3,860	4,214,655
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	3,970	4,445,023
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	1,952	2,217,159
Federal Home Loan Mortgage Corp.	7.000%		01/01/31-10/01/32	275	318,917
Federal National Mortgage Assoc.(a)(g)	1.500%		06/22/20	6,650	6,571,138
Federal National Mortgage Assoc.	1.625%		01/21/20	225	224,688
Federal National Mortgage Assoc.	1.875%		02/19/19	230	234,335
Federal National Mortgage Assoc.	1.959%	(b)	07/01/33	345	363,739
Federal National Mortgage Assoc.	2.059%	(b)	06/01/37	138	139,095
Federal National Mortgage Assoc.(i)	2.500%		TBA	10,750	10,880,224
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/43	3,922	3,907,778
Federal National Mortgage Assoc.(i)	3.000%		TBA	35,000	34,869,433
Federal National Mortgage Assoc.	3.000%		02/01/27-12/01/42	6,465	6,634,917
Federal National Mortgage Assoc.(i)	3.500%		TBA	500	527,320
Federal National Mortgage Assoc.(i)	3.500%		TBA	2,000	2,061,094
Federal National Mortgage Assoc.(i)	3.500%		TBA	9,500	9,764,961
Federal National Mortgage Assoc.	3.500%		07/01/27-03/01/43	38,393	39,771,045
Federal National Mortgage Assoc.(i)	4.000%		TBA	20,500	21,671,301
Federal National Mortgage Assoc.(i)	4.000%		TBA	11,500	12,184,025
Federal National Mortgage Assoc.	4.000%		09/01/44	7,508	7,958,642
Federal National Mortgage Assoc.	4.500%		11/01/18-05/01/44	10,832	11,752,679
Federal National Mortgage Assoc.(i)	5.000%		TBA	4,000	4,418,750
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36	3,965	4,383,466
Federal National Mortgage Assoc.	5.500%		03/01/16-08/01/37	5,741	6,451,260
Federal National Mortgage Assoc.	6.000%		09/01/17-05/01/38	5,089	5,795,999
Federal National Mortgage Assoc.	6.500%		07/01/17-09/01/37	1,883	2,183,743
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	201	234,340
Federal National Mortgage Assoc.	7.500%		05/01/32	41	43,476
Financing Corp., Strips Principal, Series A-P	1.282%	(f)	10/06/17	1,570	1,532,201
Financing Corp., Strips Principal, Series B-P	1.282%	(f)	10/06/17	2,140	2,095,991
Government National Mortgage Assoc.(i)	3.000%		TBA	2,500	2,523,438
Government National Mortgage Assoc.(i)	3.000%		TBA	4,500	4,542,539

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.(i)	3.500%		TBA	26,000	$26,984,144
Government National Mortgage Assoc.	3.500%		05/20/43-04/20/45	3,886	4,051,792
Government National Mortgage Assoc.	4.000%		06/15/40-04/20/45	11,057	11,738,203
Government National Mortgage Assoc.(i)	4.500%		TBA	2,000	2,171,562
Government National Mortgage Assoc.	4.500%		04/15/40-12/20/44	12,483	13,548,014
Government National Mortgage Assoc.	5.500%		11/15/32-02/15/36	2,457	2,810,923
Government National Mortgage Assoc.	6.000%		02/15/33-10/15/34	1,186	1,367,608
Government National Mortgage Assoc.	6.500%		10/15/23-07/15/35	1,396	1,614,740
Government National Mortgage Assoc.	8.000%		01/15/24-04/15/25	39	44,176
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,378	1,422,789
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	5,450	5,477,250
Residual Funding Corp. Principal Strip, Bonds	1.825%	(f)	10/15/19	1,535	1,416,827
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	5,045	5,048,975

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $349,423,574)					354,263,247

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds(a)	2.500%		02/15/45	1,285	1,130,903
U.S. Treasury Bonds	2.750%		08/15/42-11/15/42	1,690	1,572,247
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	8,077	8,142,025
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	6,083	6,503,016
U.S. Treasury Notes	1.000%		09/30/19	5,245	5,147,065
U.S. Treasury Notes	1.375%		12/31/18	1,830	1,840,436
U.S. Treasury Notes(h)	1.500%		01/31/19	10,845	10,944,134
U.S. Treasury Notes	1.500%		05/31/19	6,950	6,988,552
U.S. Treasury Notes	1.625%		04/30/19-06/30/20	32,513	32,668,053
U.S. Treasury Notes	2.125%		09/30/21	2,755	2,782,550
U.S. Treasury Notes	2.250%		03/31/21	110	112,372
U.S. Treasury Notes	3.125%		05/15/19-05/15/21	1,660	1,771,726
U.S. Treasury Strips Coupon	2.184%	(f)	02/15/28	5,465	3,865,886
U.S. Treasury Strips Coupon	2.241%	(f)	05/15/28	2,735	1,918,676
U.S. Treasury Strips Coupon	2.280%	(f)	02/15/29	2,735	1,861,756
U.S. Treasury Strips Coupon	2.384%	(f)	05/15/29	5,640	3,801,518
U.S. Treasury Strips Principal	2.351%	(f)	05/15/43	3,320	1,334,434
U.S. Treasury Strips Principal	3.563%	(f)	05/15/44	5,485	2,147,081

TOTAL U.S. TREASURY OBLIGATIONS (cost $95,123,143)					94,532,430

TOTAL LONG-TERM INVESTMENTS (cost $3,044,753,665)					3,560,240,502

SHORT-TERM INVESTMENTS — 14.6%				Shares
AFFILIATED MUTUAL FUNDS — 14.3%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $134,179,464) (Note 4)(j)				13,648,612	127,478,033
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $424,089,504; includes $106,610,240 of cash collateral for securities on loan) (Note 4)(j)(k)				424,089,504	424,089,504

TOTAL AFFILIATED MUTUAL FUNDS (cost $558,268,968)					551,567,537

OPTIONS PURCHASED*				Notional Amount (000)#
Call Options
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $152.00				37,700	647,969
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $160.00				18,900	41,344
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $164.00				18,800	14,687

TOTAL OPTIONS PURCHASED (cost $652,082)					704,000

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATION — 0.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bill (cost $10,247,584)(h)	0.110%	(l)	09/17/15	10,250	$10,250,000

TOTAL SHORT-TERM INVESTMENTS (cost $569,168,634)					562,521,537

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.6% (cost $3,613,922,299)					4,122,762,039

OPTIONS WRITTEN*				Notional Amount (000)#
Call Options
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $156.00				37,800	(242,157)
U.S. Treasury Long Bond Futures, expiring 07/24/15, Strike Price $158.00				37,600	(141,000)

TOTAL OPTIONS WRITTEN (premiums received $334,574)					(383,157)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.6% (cost $3,613,587,725)					4,122,378,882
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (6.6)%					(256,502,976)

NET ASSETS — 100.0%					$3,865,875,906

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $103,974,613; cash collateral of $106,610,240 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(c)	Indicates a security or securities that have been deemed illiquid.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.

(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $7,364,067. The aggregate value of $7,433,654 is approximately 0.2% of net assets.

(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $151,250,000 is approximately 3.91% of net assets.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
97	2 Year U.S. Treasury Notes	Sep. 2015	$21,244,653	$21,236,938	$(7,715)
666	5 Year U.S. Treasury Notes	Sep. 2015	79,286,592	79,425,703	139,111
330	10 Year U.S. Treasury Notes	Sep. 2015	41,451,438	41,636,719	185,281
109	DAX Index	Sep. 2015	33,351,489	33,422,247	70,758

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
869	DJ Euro Stoxx 50 Index	Sep. 2015	$33,267,755	$33,288,188	$20,433
278	IBEX 35 Index	Jul. 2015	33,233,147	33,394,526	161,379
20	MSCI EAFE Index Mini	Sep. 2015	1,883,147	1,834,000	(49,147)
257	U.S. Ultra Bonds	Sep. 2015	40,668,214	39,594,063	(1,074,151)

					(554,051)

Short Position:
150	U.S. Long Bonds	Sep. 2015	23,001,715	22,626,563	375,152

					$(178,899)

(1)	U.S. Treasury Obligation with a market value of $10,250,000 has been segregated with Goldman Sachs & Co. and U.S. Government Agency securities and a U.S Treasury Obligation with a combined market value of $2,537,005 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
3,158	05/17/18	0.989%	3 Month LIBOR(1)	$16,715	$—	$16,715	Credit Suisse First Boston Corp.

Notional Amount (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation
Exchange-traded swap agreements:
26,370	12/31/21	1.831%	3 Month LIBOR(1)	$76,518	$354,133	$277,615
22,285	12/31/21	1.950%	3 Month LIBOR(1)	89,948	135,173	45,225
50,090	05/31/22	2.200%	3 Month LIBOR(1)	(70,213)	(55,484)	14,729

				$96,253	$433,822	$337,569

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,380	$76,571	$57,883	$18,688	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,680	204,189	158,956	45,233	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	5,060	280,760	221,727	59,033	Deutsche Bank AG

				$561,520	$438,566	$122,954

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	51,500	$(969,274)	$(734,773)	$234,501

U.S. Government Agency Obligations with a combined market value of $3,994,958 have been segregated with Citigroup Global Markets to cover requirements for open interest rate and credit default exchange-traded swap contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,214,439,295	$176,487,474	$—
Exchange Traded Fund	1,311,069	—	—
Preferred Stocks	571,120	1,635,146	—
Asset-Backed Securities
Collateralized Debt Obligation	—	435,911	—
Collateralized Loan Obligations	—	61,007,816	—
Non-Residential Mortgage-Backed Securities	—	22,943,259	9,776,920
Residential Mortgage-Backed Securities	—	45,465,398	—
Bank Loans	—	5,493,531	—
Collateralized Mortgage Obligations	—	23,842,010	—
Commercial Mortgage-Backed Securities	—	140,115,945	—
Corporate Bonds	—	355,280,978	70,695
Foreign Agencies	—	22,549,728	—
Municipal Bonds	—	13,371,855	—
Sovereign Bonds	—	16,646,675	—
U.S. Government Agency Obligations	—	354,263,247	—
U.S. Treasury Obligations	—	104,782,430	—
Affiliated Mutual Funds	551,567,537	—	—
Options Purchased	704,000	—	—
Options Written	(383,157)	—	—
Other Financial Instruments*
Futures Contracts	(178,899)	—	—
Over-the-counter interest rate swap	—	16,715	—
Exchange-traded interest rate swaps	—	337,569	—
Over-the-counter credit default swaps	—	561,520	—
Exchange-traded credit default swap	—	234,501	—

Total	$2,768,030,965	$1,345,471,708	$9,847,615

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Affiliated Mutual Funds (including 2.8% of collateral for securities on loan)	14.3%
U.S. Government Agency Obligations	9.1
Oil, Gas & Consumable Fuels	4.5
Banks	4.0
Pharmaceuticals	3.7
Commercial Mortgage-Backed Securities	3.6
Technology Hardware, Storage & Peripherals	3.2
Banking	3.0
U.S. Treasury Obligations	2.7
Biotechnology	2.3
Insurance	2.2
Software	2.2
Health Care Providers & Services	2.1
Media	2.1
Aerospace & Defense	1.9
Semiconductors & Semiconductor Equipment	1.8
Specialty Retail	1.8
Chemicals	1.7
Beverages	1.7
Capital Markets	1.6
IT Services	1.6
Collateralized Loan Obligations	1.6
Household Products	1.5
Internet Software & Services	1.5
Real Estate Investment Trusts (REITs)	1.4
Diversified Telecommunication Services	1.4
Food & Staples Retailing	1.3
Health Care Equipment & Supplies	1.2
Residential Mortgage-Backed Securities	1.2
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.0
Industrial Conglomerates	1.0
Communications Equipment	1.0
Tobacco	0.9
Non-Residential Mortgage-Backed Securities	0.8
Healthcare & Pharmaceutical	0.8
Air Freight & Logistics	0.8
Food Products	0.8
Energy Equipment & Services	0.8
Electric Utilities	0.7
Foreign Agencies	0.6
Collateralized Mortgage Obligations	0.6
Multiline Retail	0.6
Airlines	0.6
Real Estate Management & Development	0.6
Road & Rail	0.6
Telecommunications	0.6
Machinery	0.5

Textiles, Apparel & Luxury Goods	0.5%
Internet & Catalog Retail	0.5
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Sovereign Bonds	0.4
Paper & Forest Products	0.4
Independent Power & Renewable Electricity Producers	0.4
Electric	0.4
Energy – Other	0.4
Municipal Bonds	0.4
Automobiles	0.4
Capital Goods	0.3
Auto Components	0.3
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Gas Utilities	0.3
Technology	0.3
Cable	0.2
Consumer Finance	0.2
Building Products	0.2
Pipelines & Other	0.2
Foods	0.2
Media & Entertainment	0.2
Non-Captive Finance	0.2
Metals & Mining	0.2
Lodging	0.2
Healthcare Insurance	0.2
Automotive	0.1
Household Durables	0.1
Leisure Products	0.1
Retailers	0.1
Metals	0.1
Energy – Integrated	0.1
Construction Materials	0.1
Paper	0.1
Containers & Packaging	0.1
Building Materials & Construction	0.1
Wireless Telecommunication Services	0.1
Trading Companies & Distributors	0.1
Gaming	0.1
Construction & Engineering	0.1
Options Purchased	— *

106.6
Liabilities in excess of other assets	(6.6)

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$438,566		—	$—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	122,954		—	—
Credit contracts	Due from/to broker — variation margin swaps	234,501	*	—	—
Equity contacts	Due from/to broker —variation margin futures	252,570	*	Due from/to broker —variation margin futures	49,147	*
Interest rate contracts	Due from/to broker —variation margin futures	699,544	*	Due from/to broker —variation margin futures	1,081,866	*
Interest rate contracts	Unaffiliated investments	704,000		Options written outstanding, at value	383,157
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	16,715		—	—
Interest rate contracts	Due from/to broker —variation margin swaps	337,569	*	—	—

Total		$2,806,419			$1,514,170

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(514,091)	$(514,091)
Equity	(745)	—	—	5,042,948	—	5,042,203
Interest rate contracts	—	(1,323,064)	364,167	(1,543,705)	(19,947)	(2,522,549)

	$(745)	$(1,323,064)	$364,167	$3,499,243	$(534,038)	$2,005,563

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased**	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$356,157	$356,157
Equity contracts	—	—	(3,149,471)	—	(3,149,471)
Interest rate contracts	82,631	(81,620)	(971,862)	395,926	(574,925)

	$82,631	$(81,620)	$(4,121,333)	$752,083	$(3,368,239)

**	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)
$341,388	$116,867	$255,975,686	$13,093,134

Interest Rate Swaps(2)	Credit Default Swaps as Buyer(2)	Credit Default Swaps as Writer(2)
$100,123	$56,803	$10,267

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$93,286	$—	$(469,000)	$—
Deutsche Bank AG	484,949	—	(610,836)	—

	$578,235

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$—	$—	$—	$—
Deutsche Bank AG	—	—	—	—

$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $103,974,613:
Unaffiliated investments (cost $3,055,653,331)	$3,571,194,502
Affiliated investments (cost $558,268,968)	551,567,537
Foreign currency, at value (cost $6,926,960)	6,924,015
Receivable for investments sold	68,482,883
Dividends and interest receivable	10,829,462
Tax reclaim receivable	458,515
Premium paid for swap agreements	438,566
Unrealized appreciation on over-the-counter swap agreements	139,669
Due from broker—variation margin swaps	16,838
Receivable for Series shares sold	976
Prepaid expenses	4,442

Total Assets	4,210,057,405

LIABILITIES
Payable for investments purchased	228,700,128
Payable to broker for collateral for securities on loan	106,610,240
Due to broker—variation margin futures	5,120,982
Management fee payable	1,932,786
Payable for Series shares repurchased	694,792
Payable to custodian	430,404
Options written outstanding, at value (premiums received $334,574)	383,157
Accrued expenses and other liabilities	308,084
Affiliated transfer agent fee payable	926

Total Liabilities	344,181,499

NET ASSETS	$3,865,875,906

Net assets were comprised of:
Paid-in capital	$2,338,863,532
Retained earnings	1,527,012,374

Net assets, June 30, 2015	$3,865,875,906

Net asset value and redemption price per share $3,865,875,906 / 161,695,081 outstanding shares of beneficial interest	$23.91

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $317,006)	$30,214,877
Interest income	15,899,581
Affiliated dividend income	976,349
Affiliated income from securities lending, net	106,369

Total income	47,197,176

EXPENSES
Management fee	11,739,630
Custodian and accounting fees	285,000
Shareholders’ reports	111,000
Insurance expenses	26,000
Trustees’ fees	19,000
Audit fee	19,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Miscellaneous	29,437

Total expenses	12,244,067

NET INVESTMENT INCOME	34,953,109

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	140,787,405
Futures transactions	3,499,243
Options written transactions	364,167
Swap agreement transactions	(534,038)
Foreign currency transactions	(146,917)

143,969,860

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $577)	(141,701,520)
Futures	(4,121,333)
Securities Sold Short	4,160
Options written	(81,620)
Swap agreements	752,083
Foreign currencies	24,723

(145,123,507)

NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(1,153,647)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,799,462

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$34,953,109	$63,798,028
Net realized gain on investment and foreign currency transactions	143,969,860	396,359,030
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(145,123,507)	(57,434,131)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,799,462	402,722,927

SERIES SHARE TRANSACTIONS
Series shares sold [203,374 and 562,392 shares, respectively]	4,887,181	12,588,751
Series shares repurchased [4,845,437 and 8,998,418 shares, respectively]	(116,622,347)	(202,125,849)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(111,735,166)	(189,537,098)

TOTAL INCREASE (DECREASE)	(77,935,704)	213,185,829
NET ASSETS:
Beginning of period	3,943,811,610	3,730,625,781

End of period	$3,865,875,906	$3,943,811,610

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%		Value (Note 2)
COMMON STOCKS — 96.6%	Shares
Australia — 1.4%
AGL Energy Ltd.	47,200	$565,405
Arrium Ltd.	894,400	93,336
Ausdrill Ltd.	123,200	37,038
Bendigo & Adelaide Bank Ltd.	67,200	635,422
Bradken Ltd.	98,900	109,378
Challenger Ltd.	150,800	781,687
Downer EDI Ltd.	182,200	670,632
Fortescue Metals Group Ltd.(a)	188,800	278,056
Independence Group NL	114,300	367,727
Lend Lease Group	114,600	1,325,037
Macquarie Group Ltd.	50,913	3,189,980
Metcash Ltd.(a)	276,300	235,095
Mineral Resources Ltd.	49,900	253,682
National Australia Bank Ltd.	33,588	862,678
Pacific Brands Ltd.*	460,600	113,476
Primary Health Care Ltd.	139,400	541,061

		10,059,690

Austria — 0.2%
OMV AG	36,200	996,578
Voestalpine AG	14,500	604,324

		1,600,902

Belgium — 0.3%
AGFA-Gevaert NV*	86,100	239,972
Delhaize Group	21,500	1,748,755

		1,988,727

Canada — 1.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	85,830	3,671,655
Brookfield Asset Management, Inc. (Class A Stock)	111,910	3,909,016
Canadian Natural Resources Ltd.	77,400	2,102,184
Canadian Pacific Railway Ltd.	15,150	2,427,484
Suncor Energy, Inc.	71,200	1,960,993

		14,071,332

China — 1.6%
Baidu, Inc., ADR*	9,803	1,951,581
China Overseas Land & Investment Ltd.	542,000	1,907,904
Lenovo Group Ltd.	1,732,000	2,394,602
NetEase, Inc., ADR	15,734	2,279,306
Poly Property Group Co. Ltd.	412,000	198,898
Shougang Fushan Resources Group Ltd.	1,160,000	270,540
Tencent Holdings Ltd.	147,900	2,957,487

		11,960,318

Denmark — 0.7%
A.P. Moeller – Maersk A/S (Class B Stock)	400	723,217
Novo Nordisk A/S (Class B Stock)	59,227	3,250,075
TDC A/S	161,500	1,183,851

		5,157,143

Finland — 0.6%
Sampo OYJ (Class A Stock)	58,787	2,770,460
Tieto OYJ	25,300	590,705

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland (continued)
UPM-Kymmene OYJ	57,300	$1,013,977

		4,375,142

France — 3.9%
Alstom SA*	26,800	761,236
Arkema SA	7,200	520,472
AXA SA	37,000	938,020
BNP Paribas SA	16,000	970,926
Cap Gemini SA	43,815	3,887,123
Cie Generale des Etablissements Michelin	12,000	1,262,689
CNP Assurances	34,000	569,051
Credit Agricole SA	78,500	1,172,004
Electricite de France SA	61,800	1,382,384
Hermes International	3,499	1,306,458
JCDecaux SA	42,632	1,782,802
Renault SA	12,300	1,289,626
Sanofi	22,800	2,255,607
SCOR SE	22,000	777,954
Societe Generale SA	21,400	1,004,171
Thales SA	27,900	1,685,750
Total SA	84,783	4,158,696
Valeo SA	18,468	2,921,330

		28,646,299

Germany — 2.9%
Allianz SE	9,800	1,528,324
Aurubis AG	6,200	364,236
BASF SE	13,500	1,187,907
Bayerische Motoren Werke AG	35,373	3,873,864
Continental AG	13,314	3,152,460
Daimler AG	23,700	2,158,971
Deutsche Bank AG	27,100	814,809
E.ON SE	46,000	613,387
Freenet AG	29,700	1,000,409
Hannover Rueck SE	9,800	948,511
Merck KGaA	4,700	468,545
Muenchener Rueckversicherungs AG	5,700	1,010,580
Rational AG	2,681	984,699
Rheinmetall AG	13,300	674,616
Stada Arzneimittel AG	14,500	489,116
Volkswagen AG	7,400	1,713,448
Wincor Nixdorf AG	13,000	510,962

		21,494,844

Hong Kong — 1.2%
AIA Group Ltd.	514,000	3,360,870
Cheung Kong Property Holdings Ltd.*	46,000	381,575
China Resources Cement Holdings Ltd.	1,173,000	653,796
CK Hutchison Holdings Ltd.	46,000	676,291
First Pacific Co. Ltd.	133,000	112,213
Huabao International Holdings Ltd.	1,045,000	628,243
Kingboard Chemical Holdings Ltd.	216,000	373,088
Singamas Container Holdings Ltd.	2,676,000	485,169
Skyworth Digital Holdings Ltd.	1,072,000	954,350
Yue Yuen Industrial Holdings Ltd.	220,500	737,552

		8,363,147

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
India — 0.9%
HDFC Bank Ltd., ADR	71,267	$4,313,791
Tata Motors Ltd., ADR	69,853	2,407,833

		6,721,624

Indonesia — 0.3%
PT Bank Rakyat Indonesia (Persero) Tbk	2,284,400	1,768,052

Ireland — 0.8%
Permanent TSB Group Holdings PLC*	513	2,684
Ryanair Holdings PLC, ADR	38,861	2,772,732
Smurfit Kappa Group PLC	35,200	970,181
XL Group PLC	55,052	2,047,934

		5,793,531

Israel — 1.2%
Bank Hapoalim BM	128,000	688,890
Check Point Software Technologies Ltd.*(a)	32,288	2,568,510
Elbit Systems Ltd.	11,400	894,747
Teva Pharmaceutical Industries Ltd.	16,300	964,601
Teva Pharmaceutical Industries Ltd., ADR	65,592	3,876,487

		8,993,235

Italy — 0.9%
Enel SpA	242,800	1,100,443
Eni SpA	70,800	1,257,525
Intesa Sanpaolo SpA	1,100,499	3,996,454

		6,354,422

Japan — 9.7%
Alfresa Holdings Corp.	22,900	356,350
Alpine Electronics, Inc.	22,700	437,225
Aoyama Trading Co. Ltd.	22,600	913,024
Aozora Bank Ltd.	231,000	871,566
Asahi Kasei Corp.	76,000	623,396
Astellas Pharma, Inc.	180,000	2,564,252
Bank of Yokohama Ltd. (The)	96,000	587,902
Calsonic Kansei Corp.	105,000	746,640
Daihatsu Motor Co. Ltd.	60,500	861,108
Daikin Industries Ltd.	47,600	3,421,887
Enplas Corp.	12,600	512,195
FANUC Corp.	13,100	2,680,464
Fuji Heavy Industries Ltd.	85,174	3,131,915
Fujikura Ltd.	113,000	631,765
Heiwa Corp.	34,800	692,734
Hogy Medical Co. Ltd.	11,400	584,800
Hoya Corp.	63,600	2,547,163
Isuzu Motors Ltd.	51,100	670,410
ITOCHU Corp.	76,300	1,007,711
Japan Airlines Co. Ltd.	28,000	975,784
JX Holdings, Inc.	101,400	437,171
Kao Corp.	57,200	2,660,200
KDDI Corp.	32,600	786,702
Keihin Corp.	37,200	533,018
Keyence Corp.	4,400	2,371,498
KYORIN Holdings, Inc.	37,400	762,522
Kyowa Exeo Corp.	66,900	778,490

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Marubeni Corp.	109,700	$629,530
Medipal Holdings Corp.	36,500	594,498
Mitsubishi Corp.	50,200	1,103,597
Mitsubishi UFJ Financial Group, Inc.	243,500	1,751,853
Mitsui & Co. Ltd.	59,300	805,657
Mizuho Financial Group, Inc.	597,700	1,293,263
Murata Manufacturing Co. Ltd.	21,400	3,734,631
Nippon Telegraph & Telephone Corp.	74,000	2,679,966
Nishi-Nippon City Bank Ltd. (The)	167,000	481,160
Nissan Motor Co. Ltd.	140,100	1,463,618
Nitori Holdings Co. Ltd.	23,400	1,907,768
NTT DOCOMO, Inc.	62,400	1,197,990
ORIX Corp.	201,000	2,984,746
Otsuka Holdings Co. Ltd.	15,100	481,134
Resona Holdings, Inc.	266,300	1,452,434
Ricoh Co. Ltd.	66,500	688,871
Sankyu, Inc.	151,000	824,595
Seino Holdings Co. Ltd.	52,600	588,864
Shimachu Co. Ltd.	30,700	885,101
SKY Perfect JSAT Holdings, Inc.	107,500	576,905
SMC Corp.	6,700	2,016,158
Sumitomo Corp.	84,300	981,203
Sumitomo Metal Mining Co. Ltd.	53,000	806,076
Sumitomo Mitsui Financial Group, Inc.	81,786	3,641,048
Toagosei Co. Ltd.	73,500	612,481
Toho Holdings Co. Ltd.	41,200	948,401
Toyo Tire & Rubber Co. Ltd.	35,200	743,848
Toyoda Gosei Co. Ltd.	23,800	573,682
Tsumura & Co.	22,900	492,640
Yokohama Rubber Co. Ltd. (The)	45,000	902,954

		70,992,564

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	183,619

Netherlands — 2.5%
Aegon NV	95,000	700,930
ING Groep NV, CVA	58,400	969,756
Koninklijke Ahold NV	78,461	1,472,924
Koninklijke Philips NV	28,400	724,840
NXP Semiconductors NV*	80,045	7,860,419
Royal Dutch Shell PLC (Class A Stock), ADR	34,450	1,963,995
Royal Dutch Shell PLC (Class A Stock)	66,302	1,885,625
Royal Dutch Shell PLC (Class B Stock)	94,700	2,696,141

		18,274,630

New Zealand — 0.2%
Air New Zealand Ltd.	737,900	1,274,910

Norway — 0.5%
DNB ASA	50,500	841,008
Fred Olsen Energy ASA*(a)	17,100	119,075
Marine Harvest ASA	85,500	979,195
Statoil ASA	36,600	654,518
Yara International ASA	23,200	1,208,909

		3,802,705

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Singapore — 0.3%
DBS Group Holdings Ltd.	119,000	$1,825,895
Wilmar International Ltd.	222,100	540,566

		2,366,461

South Africa — 1.0%
Aspen Pharmacare Holdings Ltd.	41,314	1,221,756
Bidvest Group Ltd.	74,947	1,896,402
Discovery Ltd.	282,432	2,933,214
Mondi PLC	49,500	1,065,692

		7,117,064

South Korea — 0.4%
Samsung Electronics Co. Ltd.	2,596	2,945,386

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	14,600	470,938
Amadeus IT Holding SA (Class A Stock)	53,972	2,154,578
Banco Santander SA	94,600	665,419
Ebro Foods SA	26,300	509,545
Gas Natural SDG SA	13,900	315,632
Iberdrola SA	150,200	1,014,085
Repsol SA	57,200	1,008,189

		6,138,386

Sweden — 1.4%
Atlas Copco AB (Class A Stock)	77,228	2,160,709
Boliden AB	45,100	822,205
Hexagon AB (Class B Stock)	77,898	2,821,507
Nordea Bank AB	86,400	1,077,560
Securitas AB (Class B Stock)	46,500	614,122
Swedbank AB (Class A Stock)	40,800	951,228
Telefonaktiebolaget LM Ericsson (Class B Stock)	77,900	811,339
TeliaSonera AB	154,700	911,761

		10,170,431

Switzerland — 3.1%
Actelion Ltd.*	24,541	3,594,066
Baloise Holding AG	11,400	1,390,012
Credit Suisse Group AG*	94,400	2,604,259
Geberit AG	7,210	2,403,776
Georg Fischer AG	2,000	1,374,921
Helvetia Holding AG	1,400	800,233
Oriflame Holding AG*	13,600	219,835
Partners Group Holding AG	9,293	2,777,563
Swiss Life Holding AG*	7,800	1,786,050
Swiss Re AG*	23,900	2,115,694
TE Connectivity Ltd.	26,600	1,710,380
UBS AG	1,500	31,859
Zurich Insurance Group AG*	5,800	1,765,692

		22,574,340

United Kingdom — 7.8%
3i Group PLC	120,600	978,565
Alent PLC	54	312
Anglo American PLC	47,800	690,535
ARM Holdings PLC	71,067	1,162,925
AstraZeneca PLC	56,472	3,574,105
Aviva PLC	129,800	1,005,345

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
BAE Systems PLC	227,200	$1,609,799
Barclays PLC	287,100	1,176,715
Barratt Developments PLC	98,600	951,023
Beazley PLC	129,500	601,871
Bellway PLC	25,400	946,117
Berkeley Group Holdings PLC	20,500	1,077,246
Bovis Homes Group PLC	40,500	708,348
BP PLC	317,500	2,107,133
BT Group PLC	141,300	1,000,588
Carillion PLC	145,900	783,242
Centrica PLC	220,400	914,540
Compass Group PLC	250,864	4,149,051
Debenhams PLC	301,400	422,499
DS Smith PLC	63,600	385,680
GlaxoSmithKline PLC	52,400	1,089,491
Home Retail Group PLC	107,200	284,658
HSBC Holdings PLC	167,100	1,496,273
IG Group Holdings PLC	164,794	1,931,606
InterContinental Hotels Group PLC	56,935	2,295,420
Intermediate Capital Group PLC	108,800	939,889
J. Sainsbury PLC	306,300	1,275,036
Man Group PLC	325,800	802,984
National Express Group PLC	163,900	791,969
Old Mutual PLC	282,100	892,941
Petrofac Ltd.	34,000	494,721
Premier Foods PLC*	357,756	211,964
Prudential PLC	123,054	2,965,528
QinetiQ Group PLC	269,900	950,278
Reckitt Benckiser Group PLC	36,107	3,113,643
Relx PLC	187,865	3,052,915
Rio Tinto Ltd.	18,500	765,286
St. James’s Place PLC	143,811	2,044,917
Tate & Lyle PLC	81,200	662,802
Vesuvius PLC	81,100	540,526
WM Morrison Supermarkets PLC	452,000	1,283,119
Wolseley PLC	36,190	2,307,980
WPP PLC	116,413	2,613,011

		57,052,596

United States — 50.1%
3M Co.	11,425	1,762,878
AbbVie, Inc.	27,150	1,824,209
AES Corp.	249,400	3,307,044
Alexion Pharmaceuticals, Inc.*	16,110	2,912,205
Allstate Corp. (The)	34,100	2,212,067
Amazon.com, Inc.*	19,634	8,522,923
American Express Co.	24,550	1,908,026
Ameriprise Financial, Inc.	14,450	1,805,239
Amgen, Inc.	16,450	2,525,404
Amphenol Corp. (Class A Stock)	110,932	6,430,728
ANSYS, Inc.*	41,201	3,759,179
Apache Corp.	55,000	3,169,650
Apple, Inc.	55,267	6,931,863
AT&T, Inc.	52,450	1,863,024
Avon Products, Inc.(a)	65,450	409,717
Baker Hughes, Inc.	23,300	1,437,610
Bank of America Corp.	299,650	5,100,043
Bank of New York Mellon Corp. (The)	53,750	2,255,888
Baxalta, Inc.*	12,500	399,250

SEE NOTES TO FINANCIAL STATEMENTS.

A94

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Boeing Co. (The)	18,150	$2,517,768
Bristol-Myers Squibb Co.	83,933	5,584,902
Carnival Corp.	73,450	3,627,695
Celanese Corp., Series A	65,000	4,672,200
Charles Schwab Corp. (The)	321,861	10,508,762
Cisco Systems, Inc.	78,600	2,158,356
Cognizant Technology Solutions Corp. (Class A Stock)*	91,696	5,601,709
Colfax Corp.*(a)	79,455	3,666,848
Comcast Corp. (Class A Stock)	29,400	1,768,116
CONSOL Energy, Inc.(a)	21,800	473,932
Costco Wholesale Corp.	42,957	5,801,772
Danaher Corp.	80,698	6,906,942
DaVita HealthCare Partners, Inc.*	63,522	5,048,093
E.I. du Pont de Nemours & Co.	4,400	281,380
Ecolab, Inc.	53,820	6,085,427
Emerson Electric Co.	7,500	415,725
Entergy Corp.	18,450	1,300,725
EQT Corp.	16,100	1,309,574
Estee Lauder Cos., Inc. (The) (Class A Stock)	79,173	6,861,132
Exelon Corp.	67,150	2,109,853
Express Scripts Holding Co.*(a)	94,628	8,416,214
Exxon Mobil Corp.	30,400	2,529,280
Facebook, Inc. (Class A Stock)*	84,415	7,239,852
Fastenal Co.(a)	118,273	4,988,755
FirstEnergy Corp.	68,100	2,216,655
FMC Technologies, Inc.*	98,159	4,072,617
General Electric Co.	196,950	5,232,961
General Motors Co.	52,200	1,739,826
Genpact Ltd.*	197,290	4,208,196
Gilead Sciences, Inc.	41,472	4,855,542
Google, Inc. (Class A Stock)*	5,656	3,054,466
Google, Inc. (Class C Stock)*	5,742	2,988,768
Hess Corp.	32,750	2,190,320
Honeywell International, Inc.	21,550	2,197,454
Illinois Tool Works, Inc.	18,050	1,656,810
International Paper Co.	32,600	1,551,434
Intuitive Surgical, Inc.*	13,779	6,675,925
Invesco Ltd.	31,650	1,186,559
Johnson & Johnson	36,950	3,601,147
Johnson Controls, Inc.	35,450	1,755,839
JPMorgan Chase & Co.	110,500	7,487,480
Kohl’s Corp.	36,700	2,297,787
Las Vegas Sands Corp.	21,250	1,117,113
Loews Corp.	15,900	612,309
Lowe’s Cos., Inc.	57,650	3,860,820
Marsh & McLennan Cos., Inc.	67,000	3,798,900
Mattel, Inc.	42,450	1,090,541
Mead Johnson Nutrition Co.	61,056	5,508,472
Medtronic PLC	38,871	2,880,341
Merck & Co., Inc.	69,200	3,939,556
MetLife, Inc.	67,600	3,784,924
Microsoft Corp.	99,750	4,403,962
Morgan Stanley	124,800	4,840,992
National Instruments Corp.	95,757	2,821,001
NetSuite, Inc.*(a)	28,390	2,604,783
News Corp. (Class A Stock)*	45,500	663,845
NRG Energy, Inc.	59,100	1,352,208
Occidental Petroleum Corp.	34,300	2,667,511
PepsiCo, Inc.	28,350	2,646,189
Pfizer, Inc.	165,550	5,550,891

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
PG&E Corp.	83,100	$4,080,210
Philip Morris International, Inc.	31,250	2,505,313
PNC Financial Services Group, Inc.	19,400	1,855,610
Procter & Gamble Co. (The)	34,050	2,664,072
QUALCOMM, Inc.	31,800	1,991,634
Raytheon Co.	15,950	1,526,096
salesforce.com, inc.*	91,171	6,348,237
Schlumberger Ltd.	54,864	4,728,728
Southwest Airlines Co.	87,750	2,903,647
Starbucks Corp.	158,704	8,508,915
Stericycle, Inc.*	52,244	6,995,994
T-Mobile U.S., Inc.*	25,650	994,451
Texas Instruments, Inc.	41,150	2,119,637
Thermo Fisher Scientific, Inc.	25,450	3,302,392
Time Warner Cable, Inc.	12,500	2,227,125
Time Warner, Inc.	38,850	3,395,878
TripAdvisor, Inc.*	70,282	6,124,373
Tyco International PLC	37,050	1,425,684
U.S. Bancorp	69,550	3,018,470
Union Pacific Corp.	17,650	1,683,281
United Technologies Corp.	41,800	4,636,874
Viacom, Inc. (Class B Stock)	16,150	1,043,936
Visa, Inc. (Class A Stock)	121,922	8,187,062
Vulcan Materials Co.	20,500	1,720,565
Wal-Mart Stores, Inc.	9,300	659,649
Wells Fargo & Co.	56,700	3,188,808
Western Union Co. (The)	99,550	2,023,852
Weyerhaeuser Co.	49,950	1,573,425
Whole Foods Market, Inc.	99,669	3,930,945

		366,890,966

TOTAL COMMON STOCKS (cost $562,597,205)		707,132,466

	Units
RIGHTS*
Spain
Repsol SA, expiring 07/09/15 (cost $31,487)	57,200	29,653

TOTAL LONG-TERM INVESTMENTS (cost $562,628,692)		707,162,119

SHORT-TERM INVESTMENT — 5.8%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $42,709,639; includes $22,106,732 of cash collateral for securities on loan)(Note 4)(b)(c)	42,709,639	42,709,639

TOTAL INVESTMENTS — 102.4% (cost $605,338,331)		749,871,758
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(17,509,637)

NET ASSETS — 100.0%		$732,362,121

SEE NOTES TO FINANCIAL STATEMENTS.

A95

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,605,587; cash collateral of $22,106,732 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$10,059,690	$—
Austria	—	1,600,902	—
Belgium	239,972	1,748,755	—
Canada	14,071,332	—	—
China	4,230,887	7,729,431	—
Denmark	—	5,157,143	—
Finland	—	4,375,142	—
France	—	28,646,299	—
Germany	984,699	20,510,145	—
Hong Kong	493,788	7,869,359	—
India	6,721,624	—	—
Indonesia	—	1,768,052	—
Ireland	4,823,350	970,181	—
Israel	6,444,997	2,548,238	—
Italy	—	6,354,422	—
Japan	512,195	70,480,369	—
Liechtenstein	183,619	—	—
Netherlands	9,824,414	8,450,216	—
New Zealand	—	1,274,910	—
Norway	—	3,802,705	—
Singapore	—	2,366,461	—
South Africa	—	7,117,064	—
South Korea	—	2,945,386	—
Spain	—	6,138,386	—
Sweden	—	10,170,431	—
Switzerland	1,930,215	20,644,125	—
United Kingdom	947,460	56,105,136	—
United States	366,890,966	—	—
Rights	29,653	—	—
Affiliated Money Market Mutual Fund	42,709,639	—	—

Total	$461,038,810	$288,832,948	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Banks	7.5%
Insurance	5.9
Affiliated Money Market Mutual Fund (including 3.0% of collateral for securities on loan)	5.8
Pharmaceuticals	5.8
Oil, Gas & Consumable Fuels	4.6
Capital Markets	4.5
IT Services	3.6
Electronic Equipment, Instruments & Components	2.8
Internet Software & Services	2.8
Software	2.7
Hotels, Restaurants & Leisure	2.7
Food & Staples Retailing	2.7
Automobiles	2.6
Industrial Conglomerates	2.4
Media	2.3
Aerospace & Defense	2.2
Chemicals	2.2
Health Care Providers & Services	2.2
Machinery	2.1
Internet & Catalog Retail	2.0
Biotechnology	1.9
Technology Hardware, Storage & Peripherals	1.8
Auto Components	1.7
Electric Utilities	1.7
Health Care Equipment & Supplies	1.7
Trading Companies & Distributors	1.6
Energy Equipment & Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Commercial Services & Supplies	1.4
Personal Products	1.4
Real Estate Management & Development	1.3

Food Products	1.1%
Airlines	1.1
Diversified Telecommunication Services	1.0
Specialty Retail	1.0
Road & Rail	0.9
Multi-Utilities	0.8
Household Products	0.8
Building Products	0.8
Diversified Financial Services	0.8
Metals & Mining	0.8
Household Durables	0.7
Communications Equipment	0.6
Independent Power & Renewable Electricity Producers	0.6
Paper & Forest Products	0.5
Wireless Telecommunication Services	0.5
Life Sciences Tools & Services	0.4
Multiline Retail	0.4
Beverages	0.3
Tobacco	0.3
Construction Materials	0.3
Construction & Engineering	0.3
Textiles, Apparel & Luxury Goods	0.3
Consumer Finance	0.3
Electrical Equipment	0.2
Leisure Products	0.2
Real Estate Investment Trusts (REITs)	0.2
Containers & Packaging	0.2
Marine	0.1

102.4
Liabilities in excess of other assets	(2.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$29,653		$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*
Equity contracts	$(1,834)

*	Included in net change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $21,605,587:
Unaffiliated investments (cost $562,628,692)	$707,162,119
Affiliated investments (cost $42,709,639)	42,709,639
Cash	12,469
Foreign currency, at value (cost $3,264,510)	3,213,337
Tax reclaim receivable	1,728,802
Dividends and interest receivable	900,490
Receivable for investments sold	690,124
Receivable for Series shares sold	83,486
Prepaid expenses	881

Total Assets	756,501,347

LIABILITIES
Payable to broker for collateral for securities on loan	22,106,732
Payable for investments purchased	1,369,593
Management fee payable	453,925
Accrued expenses and other liabilities	163,857
Payable for Series shares repurchased	44,193
Affiliated transfer agent fee payable	926

Total Liabilities	24,139,226

NET ASSETS	$732,362,121

Net assets were comprised of:
Paid-in capital	$519,763,758
Retained earnings	212,598,363

Net assets, June 30, 2015	$732,362,121

Net asset value and redemption price per share $732,362,121 / 27,261,121 outstanding shares of beneficial interest	$26.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $106,285)	$9,456,683
Affiliated dividend income	16,047
Affiliated income from securities lending, net	12,358

Total income	9,485,088

EXPENSES
Management fee	2,745,543
Custodian and accounting fees	159,000
Shareholders’ reports	42,000
Audit fee	13,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Loan interest expense	42
Miscellaneous	20,825

Total expenses	3,005,410
Less: Management fee waiver	(38,481)

Net expenses	2,966,929

NET INVESTMENT INCOME	6,518,159

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	19,512,995
Foreign currency transactions	(114,999)

19,397,996

Net change in unrealized appreciation (depreciation) on:
Investments	6,057,602
Foreign currencies	(38,406)

6,019,196

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	25,417,192

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,935,351

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,518,159	$10,803,379
Net realized gain on investment and foreign currency transactions	19,397,996	38,470,561
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,019,196	(25,504,944)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	31,935,351	23,768,996

SERIES SHARE TRANSACTIONS
Series shares sold [165,191 and 941,874 shares, respectively]	4,406,096	23,729,047
Series shares repurchased [868,536 and 2,863,482 shares, respectively]	(23,152,397)	(72,868,700)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(18,746,301)	(49,139,653)

TOTAL INCREASE (DECREASE)	13,189,050	(25,370,657)
NET ASSETS:
Beginning of period	719,173,071	744,543,728

End of period	$732,362,121	$719,173,071

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 100.0% ASSET-BACKED SECURITIES — 6.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 5.6%
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 144A	1.853%	(a)	10/15/26	750	$750,844
Ares CLO Ltd., Series 2014-31A, Class A1, 144A	1.726%	(a)	08/28/25	1,000	998,261
Babson CLO Ltd., Series 2013-IA, Class A, 144A	1.375%	(a)	04/20/25	1,750	1,735,948
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	1.874%	(a)	10/17/26	750	750,850
Battalion CLO VIII Ltd., Series 2015-8A, Class A1, 144A	1.791%	(a)	04/18/27	500	500,074
Blue Hill CLO Ltd., Series 2013-1A, Class A, 144A	1.755%	(a)	01/15/26	600	600,028
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.674%	(a)	01/17/26	250	249,268
Galaxy CLO Ltd., Series 2014-18A, Class A, 144A	1.745%	(a)	10/15/26	3,250	3,238,509
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.755%	(a)	04/15/26	2,260	2,253,722
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	1.745%	(a)	04/15/26	250	249,215
Shackleton II CLO Ltd., Series 2012-2A, Class A1, 144A	1.685%	(a)	10/20/23	500	499,026
Silver Spring Ltd., Series 2014-1A, Class A, 144A	1.725%	(a)	10/15/26	1,500	1,493,281
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A (Cayman Islands)	1.786%	(a)	07/20/27	750	749,250
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	1.885%	(a)	04/20/26	1,500	1,501,101
Voya CLO Ltd., Series 2014-3A, Class A1, 144A	1.697%	(a)	07/25/26	3,000	2,979,567

					18,548,944

Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	220	228,317
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	65	67,238
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	411	424,594
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	76	78,657
Merrill Lynch Mortgage Investors, Inc., Series 2003-E, Class A1	0.807%	(a)	10/25/28	45	42,501
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.637%	(a)	02/25/34	197	195,522

					1,036,829

Non-Residential Mortgage-Backed Securities — 0.2%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	164	169,219
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	127	130,464
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	90	92,642
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	259	274,208

					666,533

TOTAL ASSET-BACKED SECURITIES (cost $20,200,414)					20,252,306

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	168	169,318
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,637	1,702,153
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	978,845
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(a)	04/10/37	1,500	1,510,746
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.639%	(a)	02/15/39	200	203,071
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	550	528,651
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%		10/25/24	2,730	2,665,004
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(a)	04/25/27	1,600	1,583,920
Federal National Mortgage Assoc., Series 2012-M2, Class A2	2.717%		02/25/22	200	203,455
Federal National Mortgage Assoc., Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,831,914
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(a)	12/25/23	2,650	2,789,507
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	279,247
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	4,825	5,246,165
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100	1,204,297

SEE NOTES TO FINANCIAL STATEMENTS.

A99

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.798%	(a)	06/25/20	18,609	$1,166,489
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, I/O	1.866%	(a)	03/25/22	18,331	1,705,015
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.596%	(a)	05/25/22	9,201	742,330
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.632%	(a)	06/25/22	9,757	813,266
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	2,004,902
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.022%	(a)	10/25/22	27,532	1,447,485
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	3,600	3,587,051
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	3,600	3,771,623
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310%	(a)	05/25/23	2,730	2,849,667
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%		07/25/23	3,600	3,690,306
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%		07/25/23	5,200	5,499,504
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.734%	(a)	08/25/16	3,182	38,883
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.906%	(a)	05/25/19	8,278	483,294
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.826%	(a)	07/25/19	7,837	445,881
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	1,800	1,793,133
FHLMC Multifamily Structured Pass-Through Certificates, Series-K044, Class A2	2.811%		01/25/25	3,200	3,172,755
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,700	1,760,056
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.961%	(a)	06/15/49	792	799,928
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,667,090
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	1,700	1,747,336
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(a)	05/12/39	1,375	1,412,956
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	6.066%	(a)	06/12/46	250	259,032
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,500	1,573,281
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,600	1,614,446
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284%	(a)	09/15/42	800	799,558
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,300	1,286,557
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(a)	07/15/42	62	62,003
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(a)	01/15/45	1,500	1,519,684
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(a)	01/15/45	1,700	1,734,809
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%	(a)	05/15/43	2,000	2,051,434
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(a)	07/15/45	2,294	2,357,227

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $75,153,365)					74,753,274

FOREIGN AGENCIES — 0.7%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	820	825,691
KFW, Gov’t. Gtd., GMTN	2.750%		10/01/20	1,320	1,377,576

TOTAL FOREIGN AGENCIES (cost $2,176,860)					2,203,267

SEE NOTES TO FINANCIAL STATEMENTS.

A100

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

MUNICIPAL BOND — 0.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Utah
State of Utah, BABs, Series D (cost $630,000)	4.554%		07/01/24	630	$695,570

U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.8%
Federal Home Loan Mortgage Corp.	0.750%		07/14/17-01/12/18	3,180	3,173,088
Federal Home Loan Mortgage Corp.	2.479%	(a)	05/01/34	390	414,107
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	978	990,718
Federal Home Loan Mortgage Corp.(c)	3.000%		TBA	1,000	994,023
Federal Home Loan Mortgage Corp.	3.000%		06/01/29-06/01/45	1,885	1,913,823
Federal Home Loan Mortgage Corp.(c)	3.500%		TBA	4,000	4,104,297
Federal Home Loan Mortgage Corp.	3.500%		08/01/26-01/01/27	886	936,992
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	3,248	3,447,528
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	3,167	3,428,732
Federal Home Loan Mortgage Corp.	5.000%		06/01/33-05/01/34	1,444	1,605,480
Federal Home Loan Mortgage Corp.	5.500%		05/01/37-05/01/38	911	1,019,388
Federal Home Loan Mortgage Corp.	6.000%		09/01/34-08/01/39	640	725,807
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	94	107,914
Federal National Mortgage Assoc.	0.875%		05/21/18	580	576,529
Federal National Mortgage Assoc.(e)	1.500%		06/22/20	1,355	1,338,931
Federal National Mortgage Assoc.	1.625%		01/21/20	2,415	2,411,653
Federal National Mortgage Assoc.	1.875%		02/19/19	90	91,696
Federal National Mortgage Assoc.	2.104%	(a)	04/01/34	160	170,524
Federal National Mortgage Assoc.	2.207%	(a)	04/01/34	299	317,581
Federal National Mortgage Assoc.	2.261%	(a)	07/01/33	1,011	1,069,623
Federal National Mortgage Assoc.	2.350%	(a)	06/01/34	281	299,314
Federal National Mortgage Assoc.	2.392%	(a)	08/01/33	688	729,712
Federal National Mortgage Assoc.(c)	2.500%		TBA	250	253,028
Federal National Mortgage Assoc.(b)(e)	2.625%		09/06/24	850	850,328
Federal National Mortgage Assoc.(c)	3.000%		TBA	14,500	14,445,908
Federal National Mortgage Assoc.	3.000%		08/01/28	1,951	2,025,813
Federal National Mortgage Assoc.(c)	3.500%		TBA	500	527,320
Federal National Mortgage Assoc.(c)	3.500%		TBA	500	515,273
Federal National Mortgage Assoc.(c)	3.500%		TBA	35,000	35,976,173
Federal National Mortgage Assoc.	3.500%		03/01/27-06/01/39	1,477	1,548,653
Federal National Mortgage Assoc.(c)	4.000%		TBA	11,000	11,654,284
Federal National Mortgage Assoc.(c)	4.000%		TBA	6,500	6,871,388
Federal National Mortgage Assoc.	4.000%		09/01/40-09/01/44	5,135	5,459,742
Federal National Mortgage Assoc.(c)	4.500%		TBA	500	540,547
Federal National Mortgage Assoc.	4.500%		05/01/40	3,708	4,048,915
Federal National Mortgage Assoc.(c)	5.000%		TBA	3,500	3,866,406
Federal National Mortgage Assoc.	5.000%		07/01/18-05/01/36	2,425	2,647,089
Federal National Mortgage Assoc.	5.500%		01/01/17-11/01/35	6,189	7,000,646
Federal National Mortgage Assoc.	6.000%		05/01/21-05/01/38	1,193	1,352,010
Federal National Mortgage Assoc.	6.500%		07/01/32-10/01/37	1,429	1,675,724
Federal National Mortgage Assoc.	7.000%		12/01/31-01/01/36	203	232,058
Federal National Mortgage Assoc.	8.000%		03/01/22-02/01/26	9	9,498
Federal National Mortgage Assoc.	9.000%		02/01/25-04/01/25	30	34,500
Financing Corp. Strips Principal, Series 4-P	1.390%	(d)	10/06/17	2,700	2,644,472
Financing Corp. Strips Principal, Series D-P	2.224%	(d)	09/26/19	1,370	1,269,961
Government National Mortgage Assoc.(c)	3.000%		TBA	3,000	3,028,125
Government National Mortgage Assoc.(c)	3.500%		TBA	3,000	3,113,555
Government National Mortgage Assoc.	3.500%		02/20/45-04/20/45	3,916	4,084,717
Government National Mortgage Assoc.	4.000%		06/15/40-01/20/45	3,426	3,633,951
Government National Mortgage Assoc.(c)	4.500%		TBA	2,000	2,171,562
Government National Mortgage Assoc.	4.500%		02/20/41-03/20/41	2,512	2,740,633
Government National Mortgage Assoc.	5.000%		07/15/33-04/15/34	794	885,392
Government National Mortgage Assoc.	5.500%		03/15/34-03/15/36	668	768,563
Government National Mortgage Assoc.	6.500%		07/15/32-08/15/32	221	258,397
Government National Mortgage Assoc.	7.000%		03/15/23-08/15/28	490	544,335

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	7.500%		12/15/25-02/15/26	78	$88,754
Government National Mortgage Assoc.	8.500%		09/15/24-04/15/25	165	188,464
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	937	967,455
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	1,520	1,527,600
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,040	1,042,600
Residual Funding Corp.Strips Principal, Sr. Unsec’d. Notes, PO	1.825%	(d)	10/15/19	2,745	2,533,673
Residual Funding Corp.Strips Principal, Sr. Unsec’d. Notes, PO	2.066%	(d)	07/15/20	1,545	1,398,312
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	3,480	3,482,742

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $164,948,613)					167,776,026

U.S. TREASURY OBLIGATIONS — 19.5%
U.S. Treasury Bonds	2.750%		08/15/42-11/15/42	5,265	4,898,114
U.S. Treasury Bonds	2.875%		05/15/43	1,185	1,129,268
U.S. Treasury Bonds	4.625%		02/15/40	830	1,058,444
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	4,536	4,572,569
U.S. Treasury Notes	0.750%		06/30/17	340	340,664
U.S. Treasury Notes(f)	1.250%		11/30/18	3,365	3,373,412
U.S. Treasury Notes(e)	1.375%		12/31/18-03/31/20	7,295	7,296,337
U.S. Treasury Notes(e)	1.500%		12/31/18	11,905	12,022,193
U.S. Treasury Notes	1.500%		05/31/19-10/31/19	5,560	5,565,841
U.S. Treasury Notes(e)	1.625%		04/30/19	8,680	8,776,973
U.S. Treasury Notes	2.125%		09/30/21	3,940	3,979,400
U.S. Treasury Notes	3.125%		05/15/19	425	453,521
U.S. Treasury Strips Coupon	2.037%	(d)	02/15/22	2,280	1,982,348
U.S. Treasury Strips Coupon	2.184%	(d)	02/15/28	550	389,065
U.S. Treasury Strips Coupon	2.241%	(d)	05/15/28	275	192,920
U.S. Treasury Strips Coupon	2.280%	(d)	02/15/29	275	187,197
U.S. Treasury Strips Coupon	2.384%	(d)	05/15/29	565	380,826
U.S. Treasury Strips Coupon(f)	2.404%	(d)	08/15/21	3,370	2,974,103
U.S. Treasury Strips Coupon	4.138%	(d)	02/15/42	5,000	2,079,740
U.S. Treasury Strips Principal	2.351%	(d)	05/15/43	1,500	602,907
U.S. Treasury Strips Principal	3.371%	(d)	05/15/44	4,510	1,765,421
U.S. Treasury Strips Principal	3.879%	(d)	02/15/44	715	282,147

TOTAL U.S. TREASURY OBLIGATIONS (cost $64,108,210)					64,303,410

TOTAL LONG-TERM INVESTMENTS (cost $327,217,462)					329,983,853

SHORT-TERM INVESTMENTS — 26.9%

				Shares
AFFILIATED MUTUAL FUNDS — 26.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $55,573,949)(Note 4)(g)				5,648,746	52,759,283
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $35,782,813; includes $335,198 of cash collateral for securities on loan)(Note 4)(g)(h)				35,782,813	35,782,813

TOTAL AFFILIATED MUTUAL FUNDS (cost $91,356,762)					88,542,096

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
U.S. Treasury Long Bond Futures expiring 07/24/15, Strike Price $152.00				21,200	364,375
U.S. Treasury Long Bond Futures expiring 07/24/15, Strike Price $160.00				10,600	23,188

SEE NOTES TO FINANCIAL STATEMENTS.

A102

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

OPTIONS PURCHASED* (continued)	Notional Amount (000)#	Value (Note 2)
Call Options (continued)
U.S. Treasury Long Bond Futures expiring 07/24/15, Strike Price $164.00	10,600	$8,281

TOTAL OPTIONS PURCHASED (cost $366,763)		395,844

TOTAL SHORT-TERM INVESTMENTS (cost $91,723,525) (Note 3)		88,937,940

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 126.9% (cost $418,940,987)		418,921,793

OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bond Futures expiring 07/24/15, Strike Price $156.00	21,200	(135,812)
U.S. Treasury Long Bond Futures expiring 07/24/15, Strike Price $158.00	21,200	(79,500)

TOTAL OPTIONS WRITTEN (premiums received $188,081)		(215,312)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 126.9% (cost $418,752,906)		418,706,481
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (26.9)%		(88,703,774)

NET ASSETS 100.0%		$330,002,707

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $327,898; cash collateral of $335,198 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	All or partial amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $85,250,000 is approximately 26% of net assets.

(d)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
39	2 Year U.S. Treasury Notes	Sep. 2015	$8,541,665	$8,538,563	$(3,102)
90	5 Year U.S. Treasury Notes	Sep. 2015	10,669,507	10,733,203	63,696
346	10 Year U.S. Treasury Notes	Sep. 2015	43,482,602	43,655,468	172,866

					233,460

Short Positions:
7	U.S. Long Bonds	Sep. 2015	1,053,258	1,055,906	(2,648)
5	U.S. Ultra Bonds	Sep. 2015	769,836	770,312	(476)

					(3,124)

					$230,336

(1)	U.S. Treasury securities with a combined market value of $1,167,445 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
1,360	11/30/16	0.945%	3 Month LIBOR(1)	$(6,149)	$—	$(6,149)	Citigroup Global Markets
4,700	02/15/19	1.656%	3 Month LIBOR(1)	(65,102)	—	(65,102)	Citigroup Global Markets
4,700	02/15/19	1.794%	3 Month LIBOR(2)	90,555	—	90,555	JPMorgan Chase

				$19,304	$—	$19,304

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
100	02/21/16	0.429%	3 Month LIBOR(1)	$150	$(24)	$(174)
7,855	09/17/21	2.358%	3 Month LIBOR(2)	197	162,242	162,045
10,555	12/31/21	1.831%	3 Month LIBOR(1)	17,669	141,747	124,078
16,300	12/31/21	1.950%	3 Month LIBOR(1)	47,095	98,870	51,775
5,100	01/13/22	2.351%	3 Month LIBOR(1)	181	(91,301)	(91,482)
4,850	01/13/22	2.480%	3 Month LIBOR(1)	179	(125,854)	(126,033)
1,710	01/22/22	2.467%	3 Month LIBOR(1)	160	(42,677)	(42,837)
27,675	05/31/22	2.200%	3 Month LIBOR(1)	(38,559)	(30,655)	7,904
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(424,777)	(424,997)
11,725	08/18/24	2.750%	3 Month LIBOR(2)	168	364,343	364,175
5,290	09/17/24	2.732%	3 Month LIBOR(1)	110	(153,980)	(154,090)
230	09/17/29	3.070%	3 Month LIBOR(2)	11	10,535	10,524

				$ 27,581	$(91,531)	$(119,112)

U.S. Treasury obligations with a combined market value of $1,090,217 and U.S. Government Agency obligations with a combined market value of $1,023,418 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2015.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$17,799,694	$749,250
Collateralized Mortgage Obligations	—	1,036,829	—
Non-Residential Mortgage-Backed Securities	—	666,533	—
Commercial Mortgage-Backed Securities	—	74,753,274	—
Foreign Agencies	—	2,203,267	—
Municipal Bond	—	695,570	—
U.S. Government Agency Obligations	—	167,776,026	—
U.S. Treasury Obligations	—	64,303,410	—
Affiliated Mutual Funds	88,542,096	—	—
Options Purchased	395,844	—	—
Options Written	(215,312)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$230,336	$—	$—
Over-the-counter interest rate swaps	—	19,304	—
Exchange-traded interest rate swaps	—	(119,112)	—

Total	$88,952,964	$329,134,795	$749,250

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

U.S. Government Agency Obligations	50.8%
Affiliated Mutual Funds	26.8
Commercial Mortgage-Backed Securities	22.7
U.S. Treasury Obligations	19.5
Collateralized Loan Obligations	5.6
Foreign Agencies	0.7
Collateralized Mortgage Obligations	0.3

Non-Residential Mortgage-Backed Securities	0.2%
Municipal Bond	0.2
Options Purchased	0.1

126.9
Liabilities in excess of other assets	(26.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin futures	$236,562	*	Due from broker — variation margin futures	$6,226	*
Interest rate contracts	Due from broker — variation margin swaps	720,501	*	Due from broker — variation margin swaps	839,613	*
Interest rate contracts	Unrealized appreciation on swap agreements	90,555		Unrealized depreciation on swap agreements	71,251
Interest rate contracts	Unaffiliated investments	395,844		Options written outstanding, at value	215,312

Total		$1,443,462			$1,132,402

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(772,677)	$221,537	$(526,005)	$(153,461)	$(1,230,606)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$50,648	$(50,430)	$(1,824)	$208,850	$207,244

*	Included in net unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Interest Rate Swap Agreements(2)
$194,585	$70,400	$69,944,539	$8,957,393	$119,583

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
JPMorgan Chase	90,555	—	—	90,555

	$90,555

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(71,251)	$—	$—	$(71,251)
JPMorgan Chase	—	—	—	—

	$(71,251)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $327,898:
Unaffiliated investments (cost $327,584,225)	$330,379,697
Affiliated investments (cost $91,356,762)	88,542,096
Receivable for investments sold	87,639,774
Dividends and interest receivable	970,195
Unrealized appreciation on over-the-counter swap agreements	90,555
Due from broker—variation margin swaps	39,419
Receivable for Series shares sold	1,866
Prepaid expenses	389

Total Assets	507,663,991

LIABILITIES
Payable for investments purchased	176,750,058
Payable to broker for collateral for securities on loan	335,198
Options written outstanding, at value (premiums received $188,081)	215,312
Management fee payable	108,705
Accrued expenses and other liabilities	102,685
Unrealized depreciation on over-the-counter swap agreements	71,251
Payable to custodian	39,356
Payable for Series shares repurchased	24,606
Due to broker—variation margin futures	12,367
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	820

Total Liabilities	177,661,284

NET ASSETS	$330,002,707

Net assets were comprised of:
Paid-in capital	$316,463,681
Retained earnings	13,539,026

Net assets, June 30, 2015	$330,002,707

Net asset value and redemption price per share $330,002,707 / 27,637,596 outstanding shares of beneficial interest	$11.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Interest income	$2,823,732
Affiliated dividend income	365,820
Affiliated income from securities lending, net	13,876

Total income	3,203,428

EXPENSES
Management fee	670,154
Shareholders’ reports	50,000
Custodian and accounting fees	39,000
Audit fee	16,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Miscellaneous	7,461

Total expenses	800,615

NET INVESTMENT INCOME	2,402,813

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	1,348,138
Futures transactions	(526,005)
Options written transactions	221,537
Swap agreement transactions	(153,461)

890,209

Net change in unrealized appreciation (depreciation) on:
Investments	(2,799,962)
Futures	(1,824)
Options written	(50,430)
Swap agreements	208,850

(2,643,366)

NET LOSS ON INVESTMENT TRANSACTIONS	(1,753,157)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$649,656

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income	$2,402,813	$5,901,363
Net realized gain on investment transactions	890,209	7,472,234
Net change in unrealized appreciation (depreciation) on investments	(2,643,366)	5,994,740

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	649,656	19,368,337

DISTRIBUTIONS	—	(1,210,720)

SERIES SHARE TRANSACTIONS
Series shares sold [165,541 and 449,768 shares, respectively]	1,991,940	5,246,081
Series shares issued in reinvestment of distributions [0 and 105,280 shares, respectively]	—	1,210,720
Series shares repurchased [982,647 and 2,279,485 shares, respectively]	(11,819,420)	(26,512,995)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(9,827,480)	(20,056,194)

TOTAL DECREASE	(9,177,824)	(1,898,577)
NET ASSETS:
Beginning of period	339,180,531	341,079,108

End of period	$330,002,707	$339,180,531

SEE NOTES TO FINANCIAL STATEMENTS.

A107

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 96.8% ASSET-BACKED SECURITIES — 0.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 0.4%
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A	0.508%	(a)	07/15/21	377	$372,061
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	4.526%	(a)	08/17/22	13,000	13,038,062

					13,410,123

Residential Mortgage-Backed Securities
Argent Securities, Inc./Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.235%	(a)	12/25/33	99	93,230

TOTAL ASSET-BACKED SECURITIES (cost $12,023,295)					13,503,353

BANK LOANS(a) — 1.5%
Capital Goods — 0.1%
Neff Rental LLC	7.250%		06/09/21	4,415	4,368,219

Chemicals — 0.2%
Solenis International LP	7.750%		07/31/22	7,500	7,246,875

Energy – Other — 0.1%
American Energy Marcellus LLC	8.500%		08/04/21	3,675	1,947,750

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21	4,053	4,056,515
Golden Nugget, Inc.	5.500%		11/21/19	1,448	1,458,356

					5,514,871

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000%		03/25/21	1,000	982,500

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%		12/28/20	1,750	1,750,000

Technology — 0.8%
Evergreen Skills Lux Sarl (Luxembourg)	9.250%		04/28/22	16,200	15,171,300
Kronos, Inc.	9.750%		04/30/20	11,450	11,750,526

					26,921,826

TOTAL BANK LOANS (cost $51,265,733)					48,732,041

COLLATERALIZED MORTGAGE OBLIGATIONS
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	2.568%	(a)	10/25/35	86	76,390
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.397%	(a)	10/25/46	37	25,772
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	1.923%	(a)	09/25/45	17	16,022
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.587%	(a)	05/25/35	35	26,821
Banc of America Funding Trust, Series 2006-B, Class 2A1	2.607%	(a)	03/20/36	108	92,777
Bear Stearns ARM Trust, Series 2005-10, Class A2	2.708%	(a)	10/25/35	41	40,675
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	2.757%	(a)	09/25/37	73	65,508
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	5.070%	(a)	10/25/35	26	23,505
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.612%	(a)	02/25/37	35	30,589
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.377%	(a)	09/25/46	39	33,441
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.397%	(a)	07/20/46	30	22,184
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	0.507%	(a)	03/25/35	89	85,369
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5	6.000%		05/25/36	58	48,808
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.368%	(a)	07/19/46	46	27,674
HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.438%	(a)	09/19/46	33	2,396
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	0.377%	(a)	09/25/46	35	29,699
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	27	24,263
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.397%	(a)	04/25/46	24	17,692
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.500%	(a)	02/25/36	183	146,115
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.517%	(a)	03/25/37	154	54,355

SEE NOTES TO FINANCIAL STATEMENTS.

A108

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	55	$48,024
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1	0.377%	(a)	07/25/46	47	37,322
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.537%	(a)	04/25/36	105	43,296
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.290%	(a)	02/25/37	29	25,243
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.379%	(a)	02/25/37	36	31,856
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A	0.918%	(a)	04/25/47	41	35,476

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $970,055)					1,111,272

CORPORATE BONDS — 94.8%
Aerospace & Defense — 1.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%		03/15/22	2,450	2,180,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.000%		10/15/22	3,425	3,039,688
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.125%		01/15/23	3,250	2,884,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%		03/15/25	3,150	2,858,625
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%		03/15/20	2,026	2,037,143
DAE Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	6,225	6,140,962
LMI Aerospace, Inc., Sec’d. Notes	7.375%		07/15/19	3,798	3,788,505
Orbital ATK, Inc., Gtd. Notes, 144A	5.250%		10/01/21	2,965	3,024,300
Sequa Corp., Gtd. Notes, 144A (original cost $5,349,594; purchased 12/10/12-12/17/13)(b)(c)(d)	7.000%		12/15/17	5,359	3,644,120
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	6,550	6,468,125
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	6,150	6,073,125
TransDigm, Inc., Gtd. Notes(b)	7.500%		07/15/21	5,245	5,638,375

					47,777,843

Automotive — 3.3%
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.250%		03/15/21	4,875	5,118,750
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22	5,000	5,250,000
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	762,750
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%		03/01/22	12,125	12,943,437
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	4,050	4,151,250
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	6,909	7,237,178
FCA US LLC/CG Co.-Issuer, Inc., Sec’d. Notes	8.250%		06/15/21	2,100	2,289,000
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	5.250%		04/15/23	5,925	5,807,685
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	2,025	2,134,903
General Motors Financial Co., Inc., Gtd. Notes(b)	3.250%		05/15/18	1,150	1,176,156
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	650	672,750
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	763,375
Lear Corp., Gtd. Notes	5.250%		01/15/25	8,125	7,982,813
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	5,475	5,406,563
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	8,075	8,256,687
Omega US Sub. LLC, Sr. Unsec’d. Notes, 144A	8.750%		07/15/23	7,200	7,182,000
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	8,300	8,092,500
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22	1,800	1,941,750
Titan International, Inc., Sr. Sec’d. Notes(b)	6.875%		10/01/20	4,425	4,065,469
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.500%		04/29/22	8,550	8,375,152
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.750%		04/29/25	10,450	10,116,958

					109,727,126

Banking — 1.4%
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20	3,993	4,701,758
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	6,625	6,575,312
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(a)	12/29/49	730	770,150
Bank of America Corp., Series U, Jr. Sub. Notes	5.200%	(a)	12/31/49	2,925	2,797,031

SEE NOTES TO FINANCIAL STATEMENTS.

A109

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Series N, Jr. Sub. Notes(b)	5.800%	(a)	12/31/49	9,515	$9,538,787
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375%	(a)	12/31/49	3,925	3,877,508
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	443,501
Morgan Stanley, Series H, Jr. Sub. Notes	5.450%	(a)	12/31/49	4,975	4,937,688
Morgan Stanley, Series J, Jr. Sub. Notes(b)	5.550%	(a)	12/31/49	6,450	6,403,237
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900%	(a)	12/31/49	4,975	4,987,438

					45,032,410

Building Materials & Construction — 4.6%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%		06/15/19	7,250	7,141,250
Beazer Homes USA, Inc., Gtd. Notes	7.250%		02/01/23	4,475	4,340,750
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	6,619	6,668,642
Beazer Homes USA, Inc., Gtd. Notes(b)	9.125%		05/15/19	3,750	3,904,687
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20	700	696,794
Brookfield Residential Properties, Inc. (Canada), Sr. Notes, 144A	6.375%		05/15/25	4,075	3,993,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	6,600	6,501,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,250,000; purchased 10/27/14)(c)(d)	5.375%		11/15/24	6,250	6,136,562
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,522,813; purchased 04/19/13)(c)(d)	6.750%		05/01/21	1,375	1,433,438
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	5,975	6,654,656
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	2,175	2,074,298
D.R. Horton, Inc., Gtd. Notes	4.750%		02/15/23	8,825	8,802,937
HD Supply, Inc., Sr. Sec’d. Notes, 144A(b)	5.250%		12/15/21	5,475	5,550,281
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	4,275	4,403,250
KB Home, Gtd. Notes(b)	7.625%		05/15/23	4,550	4,754,750
KB Home, Gtd. Notes	7.000%		12/15/21	2,725	2,813,563
KB Home, Gtd. Notes(b)	7.500%		09/15/22	6,350	6,604,000
Lennar Corp., Gtd. Notes	4.750%		05/30/25	6,575	6,377,750
Meritage Homes Corp., Gtd. Notes, 144A(b)	6.000%		06/01/25	3,600	3,618,000
Ryland Group, Inc. (The), Gtd. Notes	5.375%		10/01/22	2,900	2,929,000
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%		04/01/23	2,875	2,910,938
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%		04/01/25	4,200	4,231,500
Standard Pacific Corp., Gtd. Notes	5.875%		11/15/24	1,500	1,545,000
Standard Pacific Corp., Gtd. Notes	6.250%		12/15/21	6,300	6,678,000
Standard Pacific Corp., Gtd. Notes(b)	8.375%		01/15/21	3,125	3,625,000
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $6,550,000; purchased 06/23/15)(c)(d)	6.125%		07/15/23	6,550	6,550,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%		03/01/24	3,163	3,044,388
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%		04/15/23	9,212	9,096,850
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	400	408,000
USG Corp., Gtd. Notes, 144A	5.500%		03/01/25	700	697,375
WCI Communities, Inc., Gtd. Notes	6.875%		08/15/21	8,570	8,848,525
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22	6,525	6,753,375

					149,788,059

Cable — 3.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%		04/15/18	1,375	1,485,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	9,975	10,872,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%		03/15/21	635	633,413
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%		09/01/23	2,875	2,880,391
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%		01/15/24	900	904,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%		05/01/23	5,675	5,518,937
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%		05/01/25	1,125	1,095,469
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(b)	5.875%		05/01/27	24,000	23,430,000

SEE NOTES TO FINANCIAL STATEMENTS.

A110

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Cable (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	11,210	$10,180,081
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	8,635	7,841,659
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	3,800	3,774,350
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	4,530	4,779,150
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	937,125
DISH DBS Corp., Gtd. Notes(b)	5.875%	07/15/22	3,275	3,209,500
DISH DBS Corp., Gtd. Notes(b)	5.875%	11/15/24	4,000	3,842,500
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22	600	579,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	5.500%	08/01/23	12,000	10,626,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,700	5,635,875
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	7,500	7,312,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	11,408	11,379,480
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A(b)	6.125%	01/15/25	3,575	3,735,875
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	3,825	3,815,438

				124,468,993

Capital Goods — 7.5%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	4,235	4,383,225
AECOM, Gtd. Notes, 144A(b)	5.875%	10/15/24	10,900	11,049,875
Ahern Rentals, Inc., Sec’d. Notes, 144A(b)	7.375%	05/15/23	5,325	5,258,437
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $1,880,000; purchased 09/17/14)(b)(c)(d)	7.000%	02/01/21	2,000	1,780,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	8,925	9,460,500
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,493,500
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	4,025	3,994,812
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $2,061,938; purchased 01/16/14-02/12/14)(b)(c)(d)	7.000%	02/01/19	2,025	2,080,688
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $5,325,000; purchased 11/22/13)(c)(d)	8.500%	12/01/21	5,325	4,952,250
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,150	4,544,250
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	1,200	1,212,000
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,060	1,049,400
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	6,850	6,952,750
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,912,938; purchased 04/08/13-12/11/14)(c)(d)	8.750%	12/15/19	5,475	5,392,875
CNH Industrial Capital LLC, Gtd. Notes(b)	3.625%	04/15/18	2,950	2,950,000
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	5,225	5,460,125
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,475	4,553,312
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(b)	6.000%	07/15/22	9,350	8,461,750
General Cable Corp., Gtd. Notes	5.750%	10/01/22	3,225	3,023,437
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $5,875,000; purchased 11/10/14)(c)(d)	8.250%	12/01/22	5,875	6,198,125
Griffon Corp., Gtd. Notes	5.250%	03/01/22	13,235	13,168,825
H&E Equipment Services, Inc., Gtd. Notes(b)	7.000%	09/01/22	12,295	12,679,219
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(b)	8.500%	10/15/17	6,250	6,468,750
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $11,048,375; purchased 01/24/14-05/06/15)(b)(c)(d)	6.875%	02/15/21	11,400	8,892,000
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000%	09/01/19	17,325	16,155,562
Manitowoc Co., Inc. (The), Gtd. Notes	5.875%	10/15/22	2,550	2,747,625
Modular Space Corp., Sec’d. Notes, 144A (original cost $1,800,000; purchased 02/19/14)(c)(d)	10.250%	01/31/19	1,800	1,557,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,395,938; purchased 04/12/13-11/10/14)(c)(d)	7.875%	05/01/18	7,275	7,347,750
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	1,450	1,482,321

SEE NOTES TO FINANCIAL STATEMENTS.

A111

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $12,829,344; purchased 04/07/14-07/11/14)(b)(c)(d)	6.375%	05/01/22	12,750	$12,367,500
Terex Corp., Gtd. Notes	6.000%	05/15/21	7,239	7,275,195
Terex Corp., Gtd. Notes(b)	6.500%	04/01/20	2,175	2,278,313
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,452,000; purchased 10/10/13-02/02/15)(c)(d)	7.500%	02/15/19	4,400	4,422,000
United Rentals North America, Inc., Gtd. Notes(b)	5.500%	07/15/25	6,075	5,869,969
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	5,150	5,072,750
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	2,600	2,655,250
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	2,625	2,800,849
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	15,640	16,930,300
United Rentals North America, Inc., Gtd. Notes	8.250%	02/01/21	1,315	1,405,406
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	7,915	7,796,275
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	9,900	9,299,862

				245,924,032

Chemicals — 4.1%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	6,350	6,477,000
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(b)	7.375%	05/01/21	8,145	8,725,331
Axiall Corp., Gtd. Notes(b)	4.875%	05/15/23	2,175	2,098,875
Chemours Co./The, Sr. Unsec’d. Notes, 144A(b)	6.625%	05/15/23	5,850	5,667,188
Chemours Co./The, Sr. Unsec’d. Notes, 144A	7.000%	05/15/25	4,675	4,534,750
Chemtura Corp., Gtd. Notes(b)	5.750%	07/15/21	15,933	16,171,995
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	2,625	2,546,250
Hexion, Inc., Sr. Sec’d. Notes(b)	6.625%	04/15/20	7,585	6,959,237
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	9,275	8,370,687
Hexion, Inc., Sec’d. Notes	9.000%	11/15/20	21,885	15,757,200
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	6,025	6,190,688
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	12,902	13,031,020
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	7,125	7,356,562
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	8,200	8,200,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A(b)	8.750%	12/15/20	15,445	14,286,625
Tronox Finance LLC, Gtd. Notes(b)	6.375%	08/15/20	6,481	6,011,128
Univar USA, Inc., Gtd. Notes, 144A	6.750%	07/15/23	1,775	1,792,750

				134,177,286

Consumer — 2.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(b)	7.750%	10/01/22	11,000	11,082,500
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(c)(d)	6.875%	06/15/19	3,100	3,267,400
Energizer Holdings, Inc., Gtd. Notes, 144A	5.500%	06/15/25	3,750	3,703,125
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(b)	4.625%	05/15/21	5,805	5,427,675
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	5,475	5,228,625
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	4,875	4,935,937
Service Corp. International, Sr. Unsec’d. Notes(b)	5.375%	01/15/22	925	971,250
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	8,650	9,039,250
Spectrum Brands, Inc., Gtd. Notes	6.375%	11/15/20	4,200	4,441,500
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%	07/15/25	4,850	4,922,750
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	19,932	19,483,530
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	5,450	5,095,750

				77,599,292

Electric — 6.3%
AES Corp., Sr. Unsec’d. Notes(b)	4.875%	05/15/23	2,175	2,044,500
AES Corp., Sr. Unsec’d. Notes(b)	5.500%	03/15/24	2,400	2,310,000

SEE NOTES TO FINANCIAL STATEMENTS.

A112

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21	11,999	$13,168,902
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	2,100	2,220,750
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	7,479	8,077,320
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%		01/15/23	10,710	10,522,575
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	11,800	11,416,500
Calpine Corp., Sr. Unsec’d. Notes(b)	5.750%		01/15/25	7,075	6,880,437
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%		03/01/24	3,150	3,142,125
Covanta Holding Corp., Sr. Unsec’d. Notes(b)	6.375%		10/01/22	2,450	2,563,313
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	330	346,500
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	730	759,200
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	15,875	16,748,125
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%		10/01/19	4,250	4,515,625
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	7,310	7,145,525
Dynegy, Inc., Gtd. Notes, 144A	7.375%		11/01/22	29,330	30,723,175
Dynegy, Inc., Gtd. Notes, 144A(b)	7.625%		11/01/24	13,380	14,149,350
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%		10/01/21	1,000	950,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.500%		10/15/18	3,350	3,417,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.875%		10/15/20	13,600	13,838,000
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,408,509; purchased 06/07/13-04/09/15)(c)(d)	7.000%		06/30/23	4,500	4,005,000
Mirant Corp., Bonds, 144A(c)	7.400%	(a)	07/15/49	1,825	1,825
Mirant Mid Atlantic Trust, Series B, Pass-Through Certificates	9.125%		06/30/17	1,636	1,726,156
NRG Energy, Inc., Gtd. Notes(b)	6.250%		07/15/22	9,018	9,153,270
NRG Energy, Inc., Gtd. Notes(b)	6.250%		05/01/24	10,500	10,421,250
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18	5,370	5,886,863
NRG Energy, Inc., Gtd. Notes(b)	7.875%		05/15/21	3,155	3,360,075
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	4,950	5,185,125
NRG REMA LLC, Series B, Pass-Through Certificates	9.237%		07/02/17	294	306,545
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%		07/02/26	6,910	7,445,525
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(c)(d)	9.200%		11/30/29	200	224,000
Talen Energy Supply LLC, Gtd. Notes, 144A	5.125%		07/15/19	5,625	5,512,500

					208,167,056

Energy – Integrated — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	5,000	4,107,500

Energy – Other — 5.6%
Antero Resources Corp., Gtd. Notes(b)	5.125%		12/01/22	1,975	1,866,375
Bonanza Creek Energy, Inc., Gtd. Notes	5.750%		02/01/23	2,300	2,064,250
Bonanza Creek Energy, Inc., Gtd. Notes(b)	6.750%		04/15/21	3,775	3,576,813
Bristow Group, Inc., Gtd. Notes	6.250%		10/15/22	3,525	3,489,750
California Resources Corp., Gtd. Notes(b)	5.500%		09/15/21	4,675	4,068,185
California Resources Corp., Gtd. Notes(b)	6.000%		11/15/24	19,950	17,157,000
CGG SA (France), Gtd. Notes	6.500%		06/01/21	2,125	1,763,750
CGG SA (France), Gtd. Notes	6.875%		01/15/22	1,355	1,124,650
CGG SA (France), Gtd. Notes(b)	7.750%		05/15/17	928	900,160
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%		02/15/20	9,750	9,969,375
Concho Resources, Inc., Gtd. Notes(b)	5.500%		04/01/23	4,325	4,325,000
CSI Compressco Partners LP/Compressco Finance, Inc., Gtd. Notes, 144A	7.250%		08/15/22	5,725	5,467,375
Denbury Resources, Inc., Gtd. Notes(b)	6.375%		08/15/21	2,565	2,462,400
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	7.000%		08/15/21	4,100	4,079,500
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		09/15/23	2,500	2,578,125
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(b)	9.375%		05/01/20	501	535,419
Halcon Resources Corp., Sec’d. Notes, 144A(b)	8.625%		02/01/20	3,900	3,851,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,525,000; purchased 05/20/15)(c)(d)	5.750%		10/01/25	9,525	9,144,000

SEE NOTES TO FINANCIAL STATEMENTS.

A113

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other (continued)
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $4,964,063; purchased 03/19/13-04/24/15)(c)(d)	7.625%	04/15/21	4,600	$4,784,000
Hornbeck Offshore Services, Inc., Gtd. Notes(b)	5.875%	04/01/20	3,622	3,332,240
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	8.500%	10/01/22	6,325	5,297,187
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	10,920	10,510,500
Memorial Resource Development Corp., Gtd. Notes	5.875%	07/01/22	6,850	6,615,045
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	5,975	5,915,250
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,875	1,903,125
Parker Drilling Co., Gtd. Notes	7.500%	08/01/20	1,975	1,797,250
PHI, Inc., Gtd. Notes	5.250%	03/15/19	3,525	3,260,625
Pioneer Energy Services Corp., Gtd. Notes	6.125%	03/15/22	2,400	1,920,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	2,075	2,012,750
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	2,500	2,450,000
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.250%	05/01/23	5,525	5,290,187
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.375%	10/01/22	2,300	2,221,110
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	2,000	1,960,000
Rice Energy, Inc., Gtd. Notes, 144A(b)	7.250%	05/01/23	5,775	5,919,375
Samson Investment Co., Gtd. Notes (original cost $11,880,531; purchased 02/08/12-09/10/14)(c)(d)	9.750%	02/15/20	11,525	662,688
Sanchez Energy Corp., Gtd. Notes(b)	6.125%	01/15/23	1,375	1,230,625
SESI LLC, Gtd. Notes	6.375%	05/01/19	1,150	1,169,550
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(b)	6.500%	07/15/22	1,975	1,264,000
Triangle USA Petroleum Corp., Gtd. Notes, 144A	6.750%	07/15/22	4,850	3,758,750
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	6,900	6,253,125
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes, 144A	7.500%	02/15/23	5,975	6,154,250
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	6,608	6,657,560
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	6.000%	01/15/22	13,128	12,963,900

				183,726,469

Foods — 4.3%
B&G Foods, Inc., Gtd. Notes(b)	4.625%	06/01/21	4,025	3,964,625
BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(b)	6.000%	04/01/22	6,875	7,064,062
CEC Entertainment, Inc., Gtd. Notes(b)	8.000%	02/15/22	10,420	10,341,850
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%	01/01/20	5,350	5,550,625
Darling Ingredients, Inc., Gtd. Notes(b)	5.375%	01/15/22	4,800	4,800,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	5,750	5,843,725
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,017,471; purchased 05/20/11-06/15/11)(c)(d)	7.250%	06/01/21	3,085	3,250,819
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $7,716,750; purchased 09/13/13-10/15/13)(c)(d)	7.250%	06/01/21	7,725	8,140,219
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,550,000; purchased 05/20/15)(b)(c)(d)	5.750%	06/15/25	6,550	6,474,348
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,273,813; purchased 06/11/14-07/10/14)(b)(c)(d)	5.875%	07/15/24	6,275	6,314,219
Kraft Heinz Foods Co., Sec’d Notes, 144A	4.875%	02/15/25	7,800	8,492,250
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,675,380; purchased 04/19/12-02/10/15)(c)(d)	9.375%	05/01/20	10,386	11,138,985
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(b)	10.250%	06/30/20	6,450	6,667,687
Pilgrim’s Pride Corp., Gtd. Notes, 144A(b)	5.750%	03/15/25	3,200	3,232,000
Post Holdings, Inc., Gtd. Notes(b)	7.375%	02/15/22	10,525	10,709,187
Post Holdings, Inc., Gtd. Notes, 144A(b)	6.000%	12/15/22	9,075	8,734,687
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	3,375	3,375,000
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(b)	10.250%	12/15/20	5,250	4,462,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	2,525	2,695,438
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	6,975	7,201,687
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	7.750%	11/15/22	2,850	2,990,719
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $6,700,000; purchased 05/29/15)(b)(c)(d)	8.000%	06/15/22	6,700	6,708,375

SEE NOTES TO FINANCIAL STATEMENTS.

A114

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods (continued)
TreeHouse Foods, Inc., Gtd. Notes(b)	4.875%	03/15/22	2,875	$2,896,563

				141,049,570

Gaming — 4.6%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	9,750	9,993,750
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	6,959	7,550,515
CCM Merger, Inc., Gtd. Notes, 144A (original cost $12,251,245; purchased 03/14/12-05/21/14)(c)(d)	9.125%	05/01/19	12,112	12,959,840
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.875%	11/01/20	350	356,125
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	5.375%	11/01/23	5,425	5,574,188
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%	12/01/21	12,750	13,196,250
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	1,725	1,772,438
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	4,598	4,965,840
MGM Resorts International, Gtd. Notes(b)	6.625%	12/15/21	18,915	19,766,175
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	1,755	1,983,150
MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	9,043	9,619,359
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875%	11/01/21	11,725	11,812,937
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	810	859,613
Pinnacle Entertainment, Inc., Gtd. Notes	7.750%	04/01/22	6,775	7,435,562
Scientific Games International, Inc., Gtd. Notes(b)	6.625%	05/15/21	26,275	20,363,125
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	2,250	2,154,375
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(b)	7.000%	01/01/22	3,200	3,304,000
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	4,860	5,200,200
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $13,195,000; purchased 05/16/13-05/14/15)(c)(d)	6.375%	06/01/21	13,375	12,706,250

				151,573,692

Healthcare & Pharmaceutical — 9.8%
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	3,206	3,302,180
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	4,220	4,610,350
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	5.625%	02/15/23	3,250	3,290,625
Amsurg Corp., Gtd. Notes	5.625%	07/15/22	3,450	3,480,188
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	6,280	6,429,150
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	6,250	6,360,094
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	2,200	2,436,500
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	6,225	6,411,750
CHS/Community Health Systems, Inc., Gtd. Notes(b)	6.875%	02/01/22	7,900	8,334,500
CHS/Community Health Systems, Inc., Gtd. Notes(b)	7.125%	07/15/20	1,750	1,854,125
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	12,855	13,545,956
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%	01/15/19	3,575	3,512,438
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,433	6,786,815
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	23,900	20,972,250
DaVita Healthcare Partners, Inc., Gtd. Notes(b)	5.000%	05/01/25	5,675	5,462,187
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	11,800	12,803,000
Endo Finance LLC, Gtd. Notes, 144A(b)	5.750%	01/15/22	2,450	2,480,625
Endo Finance LLC/Endo Ltd./Endo Finco, Inc, Gtd. Notes, 144A	6.000%	07/15/23	5,650	5,777,125
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(b)	6.000%	02/01/25	2,125	2,159,531
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,375	4,385,938
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,625	2,670,938
HCA, Inc., Gtd. Notes	5.375%	02/01/25	37,290	37,897,827
HCA, Inc., Gtd. Notes(b)	5.875%	05/01/23	4,215	4,478,437
HCA, Inc., Gtd. Notes	8.000%	10/01/18	4,543	5,269,880
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,475	1,465,781
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	2,050	2,093,563
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,300	1,358,500
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A(b)	6.625%	05/01/23	9,100	9,486,750
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	3,506	3,501,618

SEE NOTES TO FINANCIAL STATEMENTS.

A115

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	4,725	$5,055,750
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.750%	01/15/23	2,625	2,851,406
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	4,100	4,233,250
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	6,675	6,228,609
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	5.500%	04/15/25	5,600	5,432,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	2,000	2,045,000
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,800	6,006,132
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	3,625	3,643,125
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	13,155	13,286,550
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A	6.500%	05/15/23	5,575	5,658,625
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.375%	10/01/21	8,595	8,401,612
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	1,075	1,064,250
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.750%	06/01/20	2,975	3,021,484
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	6.750%	02/01/20	4,100	4,284,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	14,650	16,019,775
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(b)	5.000%	03/01/19	2,075	2,075,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	6.750%	06/15/23	6,950	7,089,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	1,925	1,944,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.625%	12/01/21	2,920	2,985,700
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	3,075	3,151,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	2,375	2,556,094
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	21,385	21,999,819

				321,652,427

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	3,475	3,531,295

Lodging — 0.8%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	12,300	12,776,010
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,425	2,667,500
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $2,975,000; purchased 05/05/15)(c)(d)	6.250%	05/15/25	2,975	2,952,687
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,405,750; purchased 07/17/14)(c)(d)	8.500%	10/15/22	5,850	6,493,500

				24,889,697

Media & Entertainment — 3.1%
AMC Entertainment, Inc., Gtd. Notes, 144A	5.750%	06/15/25	9,200	9,016,000
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	2,475	2,673,000
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	6,000	6,615,000
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	3,925	3,974,063
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	4,425	4,469,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	1,300	1,335,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	2,100	2,123,520
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	3,144	3,022,170
Cinemark USA, Inc., Gtd. Notes(b)	5.125%	12/15/22	5,850	5,798,812
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,970	3,044,250
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(b)	7.625%	03/15/20	2,700	2,787,750
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	7,075	7,587,937
Gray Television, Inc., Gtd. Notes(b)	7.500%	10/01/20	7,130	7,557,800
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	2,000	2,045,000
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	2,400	2,400,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes	9.750%	04/01/21	3,230	3,553,000
Mood Media Corp., Gtd. Notes, 144A	9.250%	10/15/20	3,700	3,154,250

SEE NOTES TO FINANCIAL STATEMENTS.

A116

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,300,000; purchased 07/30/13)(c)(d)	5.000%		08/01/18	2,300	$2,346,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22	4,350	4,507,470
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22	250	245,000
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(b)	6.000%		04/01/24	3,425	3,442,125
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%		11/15/23	2,560	2,643,200
Sinclair Television Group, Inc., Gtd. Notes(b)	5.375%		04/01/21	4,850	4,886,375
Sinclair Television Group, Inc., Gtd. Notes(b)	6.125%		10/01/22	2,825	2,902,688
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%		08/01/24	2,000	1,955,000
TEGNA, Inc., Gtd. Notes, 144A	5.500%		09/15/24	2,250	2,227,500
Tribune Media Co., Gtd. Notes, 144A(b)	5.875%		07/15/22	7,125	7,178,437

					103,491,347

Metals — 1.3%
AK Steel Corp., Gtd. Notes	7.625%		10/01/21	3,825	3,117,375
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	6.250%		03/01/21	3,200	3,352,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	7.000%		02/25/22	5,070	5,462,925
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%		04/01/20	1,400	1,407,000
CONSOL Energy, Inc., Gtd. Notes	5.875%		04/15/22	3,425	2,911,250
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%		12/15/20	1,791	1,773,090
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.000%		02/15/21	2,491	2,382,019
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.250%		05/15/22	850	812,813
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	8.250%		11/01/19	7,200	6,075,000
GrafTech International Ltd., Gtd. Notes	6.375%		11/15/20	1,950	1,774,500
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,733,125; purchased 01/06/15-01/29/15)(b)(c)(d)	8.250%		03/15/18	4,275	3,911,625
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%		11/15/22	8,367	8,262,412
Peabody Energy Corp., Gtd. Notes(b)	6.250%		11/15/21	1,125	382,500
Peabody Energy Corp., Sec’d. Notes, 144A(b)	10.000%		03/15/22	2,775	1,720,500

					43,345,009

Non-Captive Finance — 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	4.250%		07/01/20	550	550,344
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		07/01/22	2,950	2,957,375
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	1,600	1,582,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(b)	4.500%		05/15/21	3,875	3,894,375
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	950	979,640
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%		08/15/22	20,950	20,740,500
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.375%		05/15/20	750	781,875
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(b)	5.500%		02/15/19	1,775	1,850,438
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911%	(a)	11/30/35	100	100,555
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18	525	585,375
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,425	4,447,125
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	6.250%		05/15/19	2,120	2,292,250
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%		12/15/20	1,125	1,335,938
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	1,525	1,860,500
International Lease Finance Corp. E-Capital Trust II Ltd., Ltd. Gtd. Notes, 144A	6.250%	(a)	12/21/65	4,250	4,165,000
Jet Equipment Trust 1994-A, Equipment Trust, 144A(c)	10.000%	(a)(e)	12/15/13	34	27,510
Jet Equipment Trust 1994-A, Sr. Unsec’d. Notes, 144A(c)	7.630%	(a)(e)	02/15/15	11	—
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	5,875	5,669,375
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,345,312
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,500	1,470,000

SEE NOTES TO FINANCIAL STATEMENTS.

A117

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance (continued)
Navient Corp., Sr. Unsec’d. Notes, MTN(b)	8.000%	03/25/20	6,100	$6,801,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	5,125	5,342,812
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	6,730	6,973,962
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	9,525	9,631,680
Springleaf Finance Corp., Gtd. Notes	8.250%	10/01/23	1,125	1,268,438
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/21	15,675	9,405,000

				97,058,879

Packaging — 2.4%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	4,782	4,865,685
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.625%	06/15/19	5,787	5,989,965
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(b)	9.125%	10/15/20	5,350	5,644,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.000%	06/30/21	1,725	1,720,688
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%	01/31/19	2,875	2,925,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.750%	01/31/21	1,360	1,390,600
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	1,350	1,417,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	988	1,008,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	5,150	5,150,000
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	6,900	6,865,500
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	4,970	5,206,075
PaperWorks Finance LLC, Sr. Sec’d. Notes, 144A(b)	9.500%	08/15/19	525	522,375
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	6,010	5,979,950
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,500,000; purchased 09/25/13-01/22/15)(c)(d)	6.500%	10/01/21	8,500	8,648,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	10,200	10,710,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes(b)	5.750%	10/15/20	965	989,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21	1,575	1,641,938
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,200	3,152,000
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	3,500	3,521,875
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500%	12/01/20	1,400	1,543,500

				78,893,088

Paper — 0.3%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	5,750	6,023,125
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(b)	9.000%	12/15/19	4,025	3,823,750

				9,846,875

Pipelines & Other — 3.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	5,635	5,973,100
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,240	1,289,600
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	2,900	3,001,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A(b)	6.250%	04/01/23	4,725	4,914,000
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	4,300	4,848,250
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%	06/15/23	3,075	3,090,375
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,175	4,164,562
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	6,345	6,360,862
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	4,284	4,433,940

SEE NOTES TO FINANCIAL STATEMENTS.

A118

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines & Other (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%		05/15/23	5,525	$5,527,762
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	2,275	2,184,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(b)	4.875%		12/01/24	3,550	3,470,125
MarkWest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	4.875%		06/01/25	2,400	2,346,000
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes, 144A	6.875%		05/15/23	2,625	2,638,125
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(b)	5.500%		04/15/23	3,275	3,333,295
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%		09/01/20	4,050	4,406,116
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,353,375; purchased 02/21/14-02/25/14)(c)(d)	5.625%		04/15/20	3,475	3,553,188
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,464,483; purchased 01/10/13-06/13/13)(c)(d)	6.000%		01/15/19	5,522	5,756,685
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes, 144A	5.625%		11/15/23	1,350	1,306,125
Selectica, Inc. (Escrow Shares)	—%	(a)(e)	12/31/49	1,350	14
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%		06/01/24	5,700	5,697,150
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%		08/01/21	2,200	2,348,500
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(b)	6.375%		04/01/23	8,950	9,308,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(b)	4.250%		11/15/23	2,425	2,243,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%		02/01/21	1,000	1,037,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%		10/01/20	2,847	2,925,293
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21	3,025	3,153,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%		10/15/22	2,500	2,587,500

					101,898,255

Real Estate Investment Trusts — 1.6%
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875%		06/01/21	400	407,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%		11/15/22	3,322	3,438,270
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	6.375%		11/15/22	3,375	3,493,125
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	4,125	4,176,562
ESH Hospitality, Inc., Gtd. Notes, 144A(b)	5.250%		05/01/25	3,500	3,403,750
Felcor Lodging LP, Gtd. Notes, 144A	6.000%		06/01/25	6,800	6,902,000
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%		03/01/23	2,425	2,491,688
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24	3,275	3,373,250
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	2,800	2,800,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	5.000%		04/15/23	4,125	4,042,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	4,300	4,418,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21	2,950	3,053,250
Sabre GIBL, Inc., Sr. Sec’d. Notes, 144A(b)	5.375%		04/15/23	5,225	5,146,625
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		12/15/21	5,875	6,687,536

					53,833,806

Retailers — 3.4%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%		08/01/19	6,375	6,698,213
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.125%		03/15/23	9,195	9,631,762
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%		03/15/20	2,400	1,908,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%		03/15/19	8,800	7,436,000
CST Brands, Inc., Gtd. Notes	5.000%		05/01/23	3,400	3,383,000
Dollar Tree, Inc., Sr. Sec’d. Notes, 144A(b)	5.750%		03/01/23	4,175	4,362,875
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20	9,550	9,831,773
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $9,346,625; purchased 06/06/13-12/03/14)(c)(d)	9.250%		06/15/21	9,150	9,607,500
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%		05/15/19	1,000	1,015,000
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	5,685	5,983,463

SEE NOTES TO FINANCIAL STATEMENTS.

A119

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Retailers (continued)
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	5.000%		05/01/25	3,400	$3,289,500
Men’s Wearhouse, Inc. (The), Gtd. Notes(b)	7.000%		07/01/22	2,900	3,103,000
Murphy Oil USA, Inc., Gtd. Notes	6.000%		08/15/23	2,000	2,075,000
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(b)	8.000%		10/15/21	22,966	24,171,715
PVH Corp., Sr. Unsec’d. Notes(b)	4.500%		12/15/22	2,950	2,920,500
Rite Aid Corp., Gtd. Notes, 144A(b)	6.125%		04/01/23	13,450	13,853,500
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500%		12/01/17	2,661	2,672,708

					111,943,509

Technology — 10.1%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%		09/15/21	750	785,625
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%		02/15/23	5,300	5,459,000
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%		11/15/20	5,375	5,684,063
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A	9.625%		10/15/18	5,355	5,462,100
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	2,550	2,894,250
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21	11,675	11,996,062
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%		03/01/21	8,170	6,740,250
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%		06/01/23	8,025	8,165,437
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	8.125%		07/15/21	15,820	12,814,200
Boxer Parent Co., Sr. Unsec’d. Notes, PIK, 144A(b)	9.000%		10/15/19	17,560	12,467,600
Brightstar Corp., Gtd. Notes, 144A (original cost $3,345,000; purchased 11/23/10)(c)(d)	9.500%		12/01/16	3,345	3,436,988
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $7,199,306; purchased 07/26/13-08/09/13)(c)(d)	7.250%		08/01/18	7,275	7,693,313
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24	11,384	11,270,160
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $650,000; purchased 03/21/13)(b)(c)(d)	11.000%		03/15/21	650	687,375
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%		06/01/20	22,980	23,841,750
CommScope, Inc., Gtd. Notes, 144A	5.500%		06/15/24	3,350	3,257,875
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(b)	6.000%		06/15/25	8,550	8,517,937
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	4,400	4,653,000
First Data Corp., Gtd. Notes	10.625%		06/15/21	9,444	10,459,230
First Data Corp., Gtd. Notes	11.250%		01/15/21	4,650	5,161,500
First Data Corp., Gtd. Notes(b)	11.750%		08/15/21	27,331	30,747,375
First Data Corp., Gtd. Notes	12.625%		01/15/21	22,062	25,481,610
First Data Corp., Sr. Sec’d. Notes, 144A(b)	6.750%		11/01/20	132	139,508
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	3,345	3,545,700
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	9,154	9,222,655
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $10,493,694; purchased 04/03/14-04/02/15)(b)(c)(d)	7.125%		05/01/21	10,466	10,492,165
Infor US, Inc., Gtd. Notes, 144A (original cost $12,319,563; purchased 03/18/15-04/09/15)(b)(c)(d)	6.500%		05/15/22	12,265	12,479,637
Interactive Data Corp., Gtd. Notes, 144A	5.875%		04/15/19	500	503,750
Italics Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%		07/15/23	9,225	9,109,687
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%		08/01/23	12,100	11,600,875
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%		01/15/26	11,200	10,346,000
Nortel Networks Ltd. (Canada), Gtd. Notes	10.125%	(a)(e)	07/15/13	1,550	1,402,750
Nuance Communications, Inc., Gtd. Notes, 144A(b)	5.375%		08/15/20	11,075	11,130,375
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%		06/15/22	6,800	6,706,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	2,860	2,974,400
Project Homestake Merger Corp., Gtd. Notes, 144A	8.875%		03/01/23	6,670	6,469,900
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%		10/15/23	6,075	5,999,063
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%		10/01/25	3,625	3,529,844
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19	12,360	13,132,500
Syniverse Holdings, Inc., Gtd. Notes	9.125%		01/15/19	4,830	4,250,400
TransUnion, Sr. Unsec’d. Notes	8.125%		06/15/18	750	766,500
TransUnion, Sr. Unsec’d. Notes, PIK	9.625%		06/15/18	2,000	2,005,600

					333,484,509

SEE NOTES TO FINANCIAL STATEMENTS.

A120

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications — 5.0%
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,025	$984,000
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	4,050	3,807,000
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	10,925	10,651,875
Altice US Finance II Corp., Sr. Sec’d. Notes, 144A(b)	7.750%	07/15/25	2,850	2,764,500
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.750%	07/15/25	3,925	3,768,000
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	3,840,000
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes	6.150%	09/15/19	1,570	1,652,425
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	5,150	5,187,337
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	600	569,820
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	6,100	6,115,250
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	7,750	7,597,325
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	3,465	3,845,804
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	6.250%	09/15/21	1,525	1,387,750
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	1,950	1,730,625
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.500%	04/15/20	250	261,375
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	4,400	4,356,000
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	835,076
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	16,670	14,336,200
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	14,940	15,238,800
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,656	2,999,315
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	7.000%	08/15/20	2,075	2,059,438
Sprint Corp., Gtd. Notes	7.625%	02/15/25	8,000	7,540,000
Sprint Corp., Gtd. Notes(b)	7.125%	06/15/24	9,650	8,951,340
Sprint Corp., Gtd. Notes	7.875%	09/15/23	6,305	6,149,266
T-Mobile USA, Inc., Gtd. Notes(b)	6.375%	03/01/25	7,350	7,515,375
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,650	5,861,875
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	8,525	8,493,031
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	13,425	13,576,031
Windstream Services LLC, Gtd. Notes(b)	6.375%	08/01/23	6,675	5,431,781
Windstream Services LLC, Gtd. Notes(b)	7.500%	04/01/23	3,860	3,367,850
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A(b)	6.375%	05/15/25	2,000	1,940,000

				162,814,464

Tobacco — 0.2%
Vector Group Ltd., Gtd. Notes(b)	7.750%	02/15/21	5,290	5,660,300

Transportation — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	6,650	6,483,750
Hertz Corp. (The), Gtd. Notes(b)	5.875%	10/15/20	1,375	1,392,188
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	650	670,735
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $9,469,750; purchased 12/07/12-12/12/13)(c)(d)	8.375%	12/15/18	9,270	9,652,387
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	5,850	5,067,563
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	12,250	11,989,687
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	3,925	4,194,255

				39,450,565

TOTAL CORPORATE BONDS (cost $3,154,343,589)				3,114,913,353

			Shares
COMMON STOCKS
Cable
Adelphia Recovery Trust*(c)			500,000	500

Media
DEX Media, Inc.*(b)			36,485	26,634

SEE NOTES TO FINANCIAL STATEMENTS.

A121

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications
Netia SA (Poland)*	227,114	$332,819

TOTAL COMMON STOCKS (cost $24,646,419)		359,953

PREFERRED STOCKS — 0.1%
Banking — 0.1%
Goldman Sachs Group, Inc. (The) Series K	87,000	2,259,390
Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 09/25/00)*(c)(d)	3,000	153,000
Cable
Adelphia Communications Corp. (Class A Stock)*	5,000	5

TOTAL PREFERRED STOCKS (cost $2,179,765)		2,412,395

	Units
WARRANTS*
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (cost $0)(c)	5,557	56

TOTAL LONG-TERM INVESTMENTS (cost $3,245,428,856)		3,181,032,423

SHORT-TERM INVESTMENTS — 17.5%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,108,699)(Note 4)(f)	538,242	5,027,184
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $570,807,877; includes $505,290,408 of cash collateral for securities on loan)(Note 4)(f)(g)	570,807,877	570,807,877

TOTAL SHORT-TERM INVESTMENTS (cost $575,916,576)		575,835,061

TOTAL INVESTMENTS — 114.3% (cost $3,821,345,432)		3,756,867,484
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (14.3)%		(470,097,007)

NET ASSETS 100.0%		$3,286,770,477

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $494,488,012; cash collateral of $505,290,408 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	Indicates a security or securities that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate cost of the securities is $264,290,873. The aggregate value of $250,399,251 is approximately 7.6% of net assets.

(e)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A122

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	3,150	0.276%	$91,922	$—	$ 91,922	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2015(2)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.23.V4	12/20/19	5.000%	29,100	$1,469,550	$2,246,433	$776,883

Cash of $1,500,000 has been segregated with Citigroup Global Markets to cover requirements for open credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,410,123	$—
Residential Mortgage Backed Securities	—	93,230	—
Bank Loans	—	46,982,041	1,750,000
Collateralized Mortgage Obligations	—	1,111,272	—
Corporate Bonds	—	3,107,438,479	7,474,874
Common Stocks	359,453	—	500
Preferred Stocks	2,259,390	—	153,005
Warrants	—	—	56
Affiliated Mutual Funds	575,835,061	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A123

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Credit Default Swap Agreements
Over-the-counter credit default swaps	$—	$91,922	$—
Exchange-traded credit default swaps	—	776,883	—

Total	$578,453,904	$3,169,903,950	$9,378,435

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stock	Preferred Stocks	Warrants
Balance as of 12/31/14	$15,600,203	$12,007,067	$500	$174,005	$56
Realized gain (loss)	(250,272)	6,183	—	—	—
Change in unrealized appreciation (depreciation)**	284,820	108,014	—	(21,000)	—
Purchases	—	1,087,500	—	—	—
Sales	(8,575,318)	(16,442)	—	—	—
Accrued discount/premium	7,395	(12,524)	—	—	—
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	(5,316,828)	(5,704,924)	—	—	—

Balance as of 06/30/15	$1,750,000	$7,474,874	$500	$153,005	$56

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value

**	Of which, $100,139 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Bank Loans	$1,750,000	Market approach	Single broker indicative quote
Common Stocks	500	Stale pricing	Unadjusted last trade price
Corporate Bonds	7,445,525	Market approach	Single broker indicative quote
Corporate Bonds	29,349	Stale pricing	Unadjusted last trade price
Preferred Stocks	153,005	Stale pricing	Unadjusted last trade price
Warrants	56	Stale pricing	Unadjusted last trade price

	$9,378,435

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$5,316,828	L3 to L2	Single Broker Quote to Multiple Broker Quotes
Corporate Bonds	5,704,924	L3 to L2	Single Broker Quote to Evaluated Bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Affiliated Money Market Mutual Funds (including 15.4% of collateral for securities on loan)	17.5%
Technology	10.9
Healthcare & Pharmaceutical	9.8
Capital Goods	7.6
Electric	6.3
Energy – Other	5.7
Telecommunications	5.0
Gaming	4.8
Building Materials & Construction	4.6
Chemicals	4.3

Foods	4.3%
Cable	3.8
Retailers	3.4
Automotive	3.3
Media & Entertainment	3.1
Pipelines & Other	3.1
Non-Captive Finance	2.9
Packaging	2.4
Consumer	2.4
Real Estate Investment Trusts	1.6
Aerospace & Defense	1.5

SEE NOTES TO FINANCIAL STATEMENTS.

A124

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Industry table (cont.)
Banking	1.5%
Metals	1.3
Transportation	1.2
Lodging	0.9
Collateralized Loan Obligations	0.4
Paper	0.3

Tobacco	0.2%
Energy – Integrated	0.1
Insurance	0.1

114.3
Liabilities in excess of other assets	(14.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$776,883	*	—	$—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	91,922		—
Equity contracts	Unaffiliated investments	56		—	—

Total		$868,861			$—

*	Includes cumulative appreciation/depreciation as reported in the the schedule of exchange-traded swap contracts. Only unsettled margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Total
Credit contracts	$738,759	$738,759

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Warrants*	Total
Credit contracts	$729,963	$—	$729,963
Equity contracts	—	(150,616)	(150,616)

	$729,963	$(150,616)	$579,347

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30 2015, the Portfolio’s average notional amount for credit default swaps as writer was $22,650,000.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Goldman Sachs & Co.	$91,922	$—	$(240,761)	$—

	$91,922

SEE NOTES TO FINANCIAL STATEMENTS.

A125

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Goldman Sachs & Co.	$—	$—	$—	$—

$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A126

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $494,488,012:
Unaffiliated investments (cost $3,245,428,856)	$3,181,032,423
Affiliated investments (cost $575,916,576)	575,835,061
Cash	450,755
Foreign currency, at value (cost $80,530)	73,424
Deposit with broker	1,500,000
Dividends and interest receivable	53,746,537
Receivable for investments sold	11,653,090
Due from broker—variation margin swaps	140,425
Unrealized appreciation on over-the-counter swap agreements	91,922
Receivable for Series shares sold	35,076
Tax reclaim receivable	1,450
Prepaid expenses	5,537

Total Assets	3,824,565,700

LIABILITIES
Payable to broker for collateral for securities on loan	505,290,408
Payable for investments purchased	30,690,813
Management fee payable	1,493,355
Accrued expenses and other liabilities	209,124
Payable for Series shares repurchased	108,833
Deferred trustees’ fees	1,764
Affiliated transfer agent fee payable	926

Total Liabilities	537,795,223

NET ASSETS	$3,286,770,477

Net assets were comprised of:
Paid-in capital	$3,543,273,231
Retained earnings	(256,502,754)

Net assets, June 30, 2015	$3,286,770,477

Net asset value and redemption price per share $3,286,770,477 / 645,398,479 outstanding shares of beneficial interest	$5.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Interest income	$109,250,308
Affiliated income from securities lending, net	645,328
Unaffiliated dividend income (net of foreign withholding taxes of $5,478)	100,991
Affiliated dividend income	95,772

Total income	110,092,399

EXPENSES
Management fee	8,980,690
Custodian and accounting fees	181,000
Shareholders’ reports	57,000
Insurance expenses	22,000
Audit fee	22,000
Trustees’ fees	17,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Miscellaneous	13,336

Total expenses	9,307,026

NET INVESTMENT INCOME	100,785,373

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(681,972)
Swap agreement transactions	738,759
Foreign currency transactions	(2,220)

54,567

Net change in unrealized appreciation (depreciation) on:
Investments	(12,556,592)
Swap agreements	729,963
Foreign currencies	(1,368)

(11,827,997)

NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(11,773,430)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,011,943

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income	$100,785,373	$190,915,035
Net realized gain on investment and foreign currency transactions	54,567	24,147,212
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,827,997)	(126,250,354)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	89,011,943	88,811,893

DISTRIBUTIONS	(101,431,061)	(195,015,297)

SERIES SHARE TRANSACTIONS
Series shares sold [474,830 and 46,491,364 shares, respectively]	2,461,638	242,512,118
Series shares issued in reinvestment of distributions [19,791,565 and 37,178,309 shares, respectively]	101,431,061	195,015,297
Series shares repurchased [9,784,877 and 19,914,504 shares, respectively]	(50,564,540)	(105,962,476)

NET INCREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	53,328,159	331,564,939

TOTAL INCREASE	40,909,041	225,361,535
NET ASSETS:
Beginning of period	3,245,861,436	3,020,499,901

End of period	$3,286,770,477	$3,245,861,436

SEE NOTES TO FINANCIAL STATEMENTS.

A127

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.7%
Boeing Co. (The)	213,027	$29,551,106

Automobiles — 1.6%
Tesla Motors, Inc.*(a)	102,900	27,603,954

Beverages — 0.5%
Monster Beverage Corp.*	62,940	8,435,219

Biotechnology — 9.1%
Alexion Pharmaceuticals, Inc.*	134,702	24,350,081
Biogen Idec, Inc.*	107,363	43,368,210
Celgene Corp.*	202,353	23,419,324
Gilead Sciences, Inc.	212,856	24,921,181
Incyte Corp. Ltd.*	55,371	5,770,212
Regeneron Pharmaceuticals, Inc.*	39,595	20,198,597
Vertex Pharmaceuticals, Inc.*	108,442	13,390,418

		155,418,023

Capital Markets — 1.1%
Morgan Stanley	481,611	18,681,691

Chemicals — 2.1%
Monsanto Co.	209,102	22,288,182
Sherwin-Williams Co. (The)	48,657	13,381,648

		35,669,830

Diversified Financial Services — 1.0%
McGraw Hill Financial, Inc.	174,736	17,552,231

Electronic Equipment, Instruments & Components
Fitbit, Inc. (Class A Stock)*(a)	11,918	455,625

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	198,404	17,100,441

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	186,330	25,165,730
Kroger Co. (The)	244,579	17,734,423

		42,900,153

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	605,642	29,724,909

Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc.*	28,747	17,391,648
Marriott International, Inc. (Class A Stock)	329,259	24,493,577
Starbucks Corp.	662,287	35,508,517

		77,393,742

Internet & Catalog Retail — 9.3%
Amazon.com, Inc.*	138,273	60,022,927
JD.com, Inc. (China), ADR*	565,091	19,269,603
Netflix, Inc.*	61,457	40,373,562
Priceline Group, Inc. (The)*	24,288	27,964,474
TripAdvisor, Inc.*	99,723	8,689,862
Vipshop Holdings Ltd. (China)*(a)	141,061	3,138,607

		159,459,035

Internet Software & Services — 11.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	225,534	18,554,682
Facebook, Inc. (Class A Stock)*	732,372	62,811,885

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Google, Inc. (Class A Stock)*	44,758	$24,171,110
Google, Inc. (Class C Stock)*	51,258	26,680,302
LendingClub Corp.*(a)	69,817	1,029,801
LinkedIn Corp. (Class A Stock)*	138,483	28,614,742
Tencent Holdings Ltd. (China)	1,482,647	29,647,800
Twitter, Inc.*	268,548	9,726,808

		201,237,130

IT Services — 7.2%
FleetCor Technologies, Inc.*	137,167	21,406,282
MasterCard, Inc. (Class A Stock)	634,507	59,313,714
Visa, Inc. (Class A Stock)	640,733	43,025,221

		123,745,217

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*	142,785	31,178,533

Media — 3.3%
Time Warner, Inc.	201,211	17,587,853
Walt Disney Co. (The)	345,220	39,403,411

		56,991,264

Multiline Retail — 1.1%
Dollar General Corp.	228,229	17,742,523

Oil, Gas & Consumable Fuels — 2.1%
Concho Resources, Inc.*	172,930	19,689,810
EOG Resources, Inc.	178,983	15,669,962

		35,359,772

Pharmaceuticals — 7.9%
Allergan PLC*	127,036	38,550,344
Bristol-Myers Squibb Co.	575,668	38,304,949
Novo Nordisk A/S (Denmark), ADR	507,679	27,800,502
Shire PLC (Ireland), ADR	124,885	30,158,479

		134,814,274

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	205,172	19,140,496

Road & Rail — 1.0%
Canadian Pacific Railway Ltd. (Canada)	102,941	16,494,236

Semiconductors & Semiconductor Equipment — 1.9%
ARM Holdings PLC (United Kingdom), ADR	363,745	17,921,716
NXP Semiconductors NV (Netherlands)*	153,491	15,072,816

		32,994,532

Software — 8.6%
Adobe Systems, Inc.*	371,652	30,107,529
FireEye, Inc.*(a)	225,050	11,007,195
Red Hat, Inc.*	331,774	25,191,600
salesforce.com, inc.*	462,441	32,199,767
Splunk, Inc.*	265,515	18,485,154
VMware, Inc. (Class A Stock)*	128,451	11,013,389
Workday, Inc. (Class A Stock)*(a)	237,744	18,161,264

		146,165,898

SEE NOTES TO FINANCIAL STATEMENTS.

A128

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 4.8%
Inditex SA (Spain)	890,300	$29,039,255
O’Reilly Automotive, Inc.*(a)	100,006	22,599,356
Tiffany & Co.	144,568	13,271,342
TJX Cos., Inc. (The)	266,788	17,653,362

		82,563,315

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	782,352	98,126,500

Textiles, Apparel & Luxury Goods — 5.0%
Luxottica Group SpA (Italy)	264,879	17,619,240
NIKE, Inc. (Class B Stock)	415,293	44,859,950
Under Armour, Inc. (Class A Stock)*(a)	270,642	22,582,368

		85,061,558

TOTAL LONG-TERM INVESTMENTS (cost $901,915,672)		1,701,561,207

SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $91,355,170; includes $87,256,096 of cash collateral for securities on loan) (Note 4)(b)(c)	91,355,170	91,355,170

TOTAL INVESTMENTS — 104.8% (cost $993,270,842)		1,792,916,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(82,453,331)

NET ASSETS — 100.0%		$1,710,463,046

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,416,474; cash collateral of $87,256,096 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$29,551,106	$—	$—
Automobiles	27,603,954	—	—
Beverages	8,435,219	—	—
Biotechnology	155,418,023	—	—
Capital Markets	18,681,691	—	—
Chemicals	35,669,830	—	—
Diversified Financial Services	17,552,231	—	—
Electronic Equipment, Instruments & Components	455,625	—	—
Energy Equipment & Services	17,100,441	—	—
Food & Staples Retailing	42,900,153	—	—
Health Care Equipment & Supplies	29,724,909	—	—
Hotels, Restaurants & Leisure	77,393,742	—	—
Internet & Catalog Retail	159,459,035	—	—
Internet Software & Services	171,589,330	29,647,800	—
IT Services	123,745,217	—	—
Life Sciences Tools & Services	31,178,533	—	—
Media	56,991,264	—	—
Multiline Retail	17,742,523	—	—
Oil, Gas & Consumable Fuels	35,359,772	—	—
Pharmaceuticals	134,814,274	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A129

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs)	$19,140,496	$—	$—
Road & Rail	16,494,236	—	—
Semiconductors & Semiconductor Equipment	32,994,532	—	—
Software	146,165,898	—	—
Specialty Retail	53,524,060	29,039,255	—
Technology Hardware, Storage & Peripherals	98,126,500	—	—
Textiles, Apparel & Luxury Goods	67,442,318	17,619,240	—
Affiliated Money Market Mutual Fund	91,355,170	—	—

Total	$1,716,610,082	$76,306,295	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Internet Software & Services	11.8%
Internet & Catalog Retail	9.3
Biotechnology	9.1
Software	8.6
Pharmaceuticals	7.9
IT Services	7.2
Technology Hardware, Storage & Peripherals	5.7
Affiliated Money Market Mutual Fund (including 5.1% of collateral for securities on loan)	5.3
Textiles, Apparel & Luxury Goods	5.0
Specialty Retail	4.8
Hotels, Restaurants & Leisure	4.5
Media	3.3
Food & Staples Retailing	2.5
Chemicals	2.1
Oil, Gas & Consumable Fuels	2.1

Semiconductors & Semiconductor Equipment	1.9%
Life Sciences Tools & Services	1.8
Health Care Equipment & Supplies	1.8
Aerospace & Defense	1.7
Automobiles	1.6
Real Estate Investment Trusts (REITs)	1.1
Capital Markets	1.1
Multiline Retail	1.1
Diversified Financial Services	1.0
Energy Equipment & Services	1.0
Road & Rail	1.0
Beverages	0.5

104.8
Liabilities in excess of other assets	(4.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A130

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $86,416,474:
Unaffiliated investments (cost $901,915,672)	$1,701,561,207
Affiliated investments (cost $91,355,170)	91,355,170
Receivable for investments sold	6,500,376
Dividends and interest receivable	566,469
Tax reclaim receivable	380,006
Receivable for Series shares sold	31,263
Prepaid expenses	1,825

Total Assets	1,800,396,316

LIABILITIES
Payable to broker for collateral for securities on loan	87,256,096
Payable for investments purchased	1,420,347
Management fee payable	853,349
Payable for Series shares repurchased	225,046
Accrued expenses and other liabilities	154,758
Distribution fee payable	9,999
Payable to custodian	6,139
Administration fee payable	6,096
Deferred trustees’ fees	514
Affiliated transfer agent fee payable	926

Total Liabilities	89,933,270

NET ASSETS	$1,710,463,046

Net assets were comprised of:
Paid-in capital	$1,146,203,750
Retained earnings	564,259,296

Net assets, June 30, 2015	$1,710,463,046

Class I:
Net asset value and redemption price per share $1,662,333,012 / 37,437,746 outstanding shares of beneficial interest	$44.40

Class II:
Net asset value and redemption price per share $48,130,034 / 1,114,900 outstanding shares of beneficial interest	$43.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $139,267)	$7,075,856
Affiliated income from securities lending, net	118,143
Affiliated dividend income	6,997

Total income	7,200,996

EXPENSES
Management fee	5,038,027
Distribution fee—Class II	57,568
Administration fee—Class II	34,541
Custodian and accounting fees	97,000
Shareholders’ reports	69,000
Audit fee	11,000
Trustees’ fees	11,000
Insurance expenses	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Interest expense	880
Miscellaneous	10,846

Total expenses	5,353,862

NET INVESTMENT INCOME	1,847,134

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	64,223,265
Foreign currency transactions	(9,418)

64,213,847

Net change in unrealized appreciation (depreciation) on:
Investments	73,383,488
Foreign currencies	(7,209)

73,376,279

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	137,590,126

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,437,260

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,847,134	$2,163,148
Net realized gain on investment and foreign currency transactions	64,213,847	141,635,759
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	73,376,279	7,671,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	139,437,260	151,470,077

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	15,912,517	26,462,176
Series shares repurchased	(68,607,205)	(146,401,640)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(52,694,688)	(119,939,464)

TOTAL INCREASE	86,742,572	31,530,613
NET ASSETS:
Beginning of period	1,623,720,474	1,592,189,861

End of period	$1,710,463,046	$1,623,720,474

SEE NOTES TO FINANCIAL STATEMENTS.

A131

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

CERTIFICATES OF DEPOSIT — 21.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bank of America NA	0.230%		08/12/15	7,000	$7,000,000
Bank of America NA	0.270%		09/11/15	3,000	3,000,000
Bank of America NA	0.274%	(a)	08/03/15	4,000	4,000,000
Bank of Montreal	0.281%	(a)	07/06/15	1,000	1,000,000
Bank of Nova Scotia	0.220%		09/18/15	2,000	2,000,000
Bank of Nova Scotia	0.250%		09/23/15	2,000	2,000,000
Bank of Nova Scotia	0.289%	(a)	08/03/15	1,000	1,000,000
Bank of Nova Scotia	0.335%	(a)	03/10/16	2,000	2,000,000
Bank of Nova Scotia	0.396%	(a)	01/11/16	8,000	8,003,071
Bank of Nova Scotia	0.466%	(a)	05/16/16	1,000	1,001,116
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.327%	(a)	08/25/15	6,000	6,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.329%	(a)	09/11/15	2,000	2,000,172
Canadian Imperial Bank of Commerce	0.274%	(a)	08/28/15	2,000	2,000,000
Canadian Imperial Bank of Commerce	0.316%	(a)	03/14/16	4,000	4,000,000
Canadian Imperial Bank of Commerce	0.376%	(a)	11/16/15	3,800	3,800,436
Canadian Imperial Bank of Commerce	0.391%	(a)	03/24/16	2,800	2,801,566
Chase Bank USA NA	0.270%		07/27/15	3,000	3,000,195
Citibank NA	0.200%		09/21/15	8,000	8,000,000
DNB Bank ASA	0.200%		09/09/15	5,000	5,000,000
HSBC Bank USA NA	0.260%		08/03/15	3,000	3,000,000
HSBC Bank USA NA	0.299%	(a)	10/28/15	3,000	3,000,000
Nordea Bank Finland PLC	0.245%		07/27/15	2,000	2,000,065
Nordea Bank Finland PLC	0.250%		09/08/15	2,650	2,650,152
Norinchukin Bank	0.210%		07/16/15	3,000	3,000,000
Royal Bank of Canada	0.309%	(a)	02/12/16	4,000	4,000,000
Royal Bank of Canada	0.316%	(a)	12/11/15	5,000	5,000,000
Skandinaviska Enskilda Banken AB	0.276%	(a)	10/15/15	3,000	3,000,000
Skandinaviska Enskilda Banken AB	0.311%	(a)	07/10/15	4,000	4,000,000
State Street Bank & Trust Co.	0.281%	(a)	10/01/15	6,000	6,000,000
State Street Bank & Trust Co.	0.332%	(a)	03/21/16	4,000	4,000,000
Svenska Handelsbanken AB	0.200%		07/24/15	5,000	5,000,000
Svenska Handelsbanken AB	0.200%		08/18/15	1,000	1,000,000
Svenska Handelsbanken AB	0.205%		07/15/15	3,000	3,000,006
Svenska Handelsbanken AB	0.205%		08/12/15	3,000	3,000,018
Svenska Handelsbanken AB	0.225%		07/13/15	3,000	3,000,025
Toronto-Dominion Bank (The)	0.274%	(a)	10/06/15	10,000	10,000,000
U.S. Bank NA	0.246%	(a)	07/27/15	5,000	5,000,000
U.S. Bank NA	0.284%	(a)	10/30/15	5,000	5,000,000
Wells Fargo Bank NA	0.294%	(a)	07/08/15	3,000	3,000,066
Wells Fargo Bank NA	0.296%	(a)	08/20/15	3,000	3,000,000
Wells Fargo Bank NA	0.325%	(a)	05/03/16	2,000	2,000,000

					150,256,888

COMMERCIAL PAPER — 26.8%
BASF SE, 144A	0.203%	(b)	08/28/15	9,000	8,997,100
BMW US Capital LLC, 144A	0.112%	(b)	07/13/15	10,000	9,999,633
Caisse Centrale Desjardins du Quebec, 144A	0.277%	(a)	10/22/15	10,000	10,000,000
Cargill, Inc., 144A	0.081%	(b)	07/01/15	17,000	17,000,000
CDP Financial, Inc., 144A	0.162%	(b)	07/23/15	5,000	4,999,511
CDP Financial, Inc., 144A	0.193%	(b)	07/07/15	8,000	7,999,747
Commonwealth Bank of Australia, 144A	0.307%	(a)	04/13/16	7,000	7,000,000
CPPIB Capital, Inc., 144A	0.112%	(b)	07/09/15	3,000	2,999,927
CPPIB Capital, Inc., 144A	0.142%	(b)	07/21/15	3,000	2,999,767
CPPIB Capital, Inc., 144A	0.152%	(b)	08/27/15	6,000	5,998,575
CPPIB Capital, Inc., 144A	0.162%	(b)	09/18/15	5,000	4,998,244
DNB Bank ASA, 144A	0.337%	(a)	04/21/16	4,000	4,000,000
Electricite de France, 144A	0.142%	(b)	07/21/15	5,000	4,999,611
Electricite de France, 144A	0.152%	(b)	07/06/15	1,000	999,979
European Investment Bank	0.122%	(b)	07/01/15	6,000	6,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A132

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMERCIAL PAPER (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
European Investment Bank	0.195%	(b)	09/04/15	9,700	$9,696,717
HSBC Bank PLC, 144A	0.336%	(a)	04/29/16	6,000	6,000,000
ING (U.S.) Funding LLC	0.274%	(b)	09/18/15	6,000	5,996,445
International Finance Corp.	0.098%	(b)	08/04/15	3,000	2,999,726
JPMorgan Securities LLC, 144A	0.364%	(a)	10/20/15	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.384%	(a)	08/07/15	4,000	4,000,000
JPMorgan Securities LLC, 144A	0.384%	(a)	09/02/15	2,000	2,000,000
JPMorgan Securities LLC, 144A	0.403%	(a)	05/09/16	2,000	2,000,000
KFW, 144A	0.162%	(b)	09/01/15	2,000	1,999,449
KFW, 144A	0.203%	(b)	09/30/15	1,000	999,495
National Oilwell Varco, Inc., 144A	0.198%	(b)	07/08/15	7,000	6,999,735
New York Life Capital Corp., 144A	0.122%	(b)	07/23/15	2,000	1,999,853
Nordea Bank AB, 144A	0.213%	(b)	09/01/15	1,000	999,638
PNC Bank NA	0.285%	(b)	07/01/15	1,000	1,000,000
Province of Ontario	0.081%	(b)	07/09/15	1,535	1,534,973
Province of Ontario	0.142%	(b)	09/01/15	2,000	1,999,518
Province of Quebec, 144A	0.127%	(b)	07/07/15	1,000	999,979
Province of Quebec, 144A	0.147%	(b)	09/01/15	4,000	3,999,001
PSP Capital, Inc., 144A	0.162%	(b)	07/22/15	5,000	4,999,533
Schlumberger Investment SA, 144A	0.183%	(b)	09/15/15	1,000	999,620
State Street Corp.	0.203%	(b)	07/09/15	6,000	5,999,733
Sumitomo Mitsui Banking Corp., 144A	0.203%	(b)	07/27/15	2,000	1,999,711
Swedbank AB	0.239%	(b)	09/04/15	7,000	6,997,029
Toyota Motor Credit Corp.	0.173%	(b)	08/25/15	4,000	3,998,961
Toyota Motor Credit Corp.	0.273%	(a)	10/30/15	2,000	2,000,000

					184,211,210

OTHER CORPORATE OBLIGATIONS — 13.3%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.755%	(a)	09/11/15	5,900	5,905,166
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.795%	(a)	07/15/16	2,500	2,509,327
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, 144A	2.650%		09/16/15	6,500	6,530,105
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.332%	(a)	09/03/15	4,000	4,000,338
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.483%	(a)	06/03/16	7,000	7,008,015
Export Development Canada, Unsec’d. Notes, MTN, 144A	0.179%	(a)	11/12/15	3,000	2,999,846
General Electric Capital Corp., Gtd. Notes, MTN	0.874%	(a)	01/08/16	4,140	4,152,628
General Electric Capital Corp., Gtd. Notes, MTN	0.932%	(a)	09/30/15	5,000	5,007,122
Inter-American Development Bank, Sr. Unsec’d. Notes, MTN	0.186%	(a)	07/29/15	4,000	4,000,000
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	0.184%	(a)	08/07/15	7,000	7,000,006
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	0.186%	(a)	09/14/15	1,000	999,998
International Finance Corp., Sr. Unsec’d. Notes, MTN	0.186%	(a)	08/27/15	9,000	8,999,896
KFW, Gov.‘t. Gtd. Notes	0.243%	(a)	07/09/15	6,000	6,000,095
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	1.920%		07/30/15	2,700	2,703,454
Total Capital Canada Ltd., Gtd. Notes	0.655%	(a)	01/15/16	2,600	2,605,333
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.282%	(a)	08/26/15	6,000	6,000,000
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.450%		07/27/15	1,000	1,001,549
Volkswagen International Finance NV, Gtd. Notes, 144A	0.606%	(a)	11/18/15	1,000	1,000,894
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.434%	(a)	06/02/16	3,000	3,002,268
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.555%	(a)	07/20/15	7,000	7,001,032
Westpac Banking Corp., Sr. Unsec’d. Notes	3.000%		08/04/15	3,180	3,187,969

					91,615,041

TIME DEPOSIT — 1.3%
U.S. Bank NA	0.130%		07/01/15	9,243	9,243,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.6%
Federal Farm Credit Bank	0.163%	(a)	02/03/16	3,000	3,000,093
Federal Farm Credit Bank	0.184%	(a)	10/01/15	3,000	3,000,268

SEE NOTES TO FINANCIAL STATEMENTS.

A133

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Farm Credit Bank	0.216%	(a)	07/27/15	2,000	$2,000,105
Federal Home Loan Bank	0.030%	(b)	07/06/15	15,000	14,999,937
Federal Home Loan Bank	0.051%	(b)	08/03/15	12,000	11,999,450
Federal Home Loan Bank	0.065%	(b)	08/12/15	10,000	9,999,214
Federal Home Loan Bank	0.071%	(b)	08/07/15	4,000	3,999,712
Federal Home Loan Bank	0.072%	(b)	07/01/15	2,000	2,000,000
Federal Home Loan Bank	0.076%	(b)	07/22/15	10,000	9,999,563
Federal Home Loan Bank	0.077%	(b)	07/24/15	4,000	3,999,806
Federal Home Loan Bank	0.079%	(b)	07/31/15	11,000	10,999,331
Federal Home Loan Bank	0.085%	(b)	08/05/15	11,000	10,999,108
Federal Home Loan Bank	0.086%	(b)	07/23/15-08/28/15	4,000	3,999,617
Federal Home Loan Bank	0.090%	(b)	08/19/15	13,000	12,998,516
Federal Home Loan Bank	0.093%	(b)	07/17/15-09/16/15	9,200	9,199,025
Federal Home Loan Bank	0.096%	(b)	09/30/15	9,500	9,497,719
Federal Home Loan Bank	0.117%	(b)	08/26/15	1,000	999,821
Federal Home Loan Bank	0.145%	(a)	07/10/15	5,000	5,000,000
Federal Home Loan Bank	0.150%	(a)	08/10/15	5,000	4,999,987
Federal Home Loan Bank	0.162%	(a)	01/21/16	6,000	5,999,832
Federal Home Loan Bank	0.165%	(a)	12/24/15	5,000	4,999,442
Federal Home Loan Bank	0.167%	(a)	11/25/15-01/25/16	19,000	19,000,704
Federal Home Loan Bank	0.181%	(a)	09/14/15	5,000	5,000,142
Federal Home Loan Mortgage Corp.	0.145%	(a)	02/18/16	9,000	8,999,129
Federal Home Loan Mortgage Corp.	0.165%	(a)	10/16/15	3,000	3,000,124
Federal Home Loan Mortgage Corp.	0.175%	(a)	07/17/15	9,000	9,000,122
Federal Home Loan Mortgage Corp.	0.182%	(a)	07/21/16	2,000	1,999,901
Federal Home Loan Mortgage Corp.	1.750%		09/10/15	1,000	1,003,081
Federal National Mortgage Assoc.	0.155%	(a)	08/05/15	4,000	4,000,041

					196,693,790

U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Notes	1.750%		07/31/15	13,000	13,017,870

REPURCHASE AGREEMENT(c) — 7.6%
TD Securities (USA) Ltd. 0.12%, dated 06/30/15, due 07/01/15 in the amount of $52,000,173				52,000	52,000,000

TOTAL INVESTMENTS — 101.4% (amortized cost $697,037,799)					697,037,799
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%					(9,910,871)

NET ASSETS — 100.0%					$687,126,928

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	The value of the Repurchase Agreement is $52,000,000. The Repurchase Agreement is collateralized by a U.S. Treasury Obligation (coupon rate 6.000%, maturity date 02/15/26), with the value, including accrued interest of $53,040,007. The Repurchase Agreement is subject to a contractual netting arrangement. For further detail on the repurchase agreement and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$150,256,888	$—
Commercial Paper	—	184,211,210	—
Other Corporate Obligations	—	91,615,041	—
Time Deposit	—	9,243,000	—
U.S. Government Agency Obligations	—	196,693,790	—
U.S. Treasury Obligation	—	13,017,870	—
Repurchase Agreement	—	52,000,000	—

Total	$—	$697,037,799	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

U.S. Government Agency Obligations	28.6%
Commercial Paper	26.8
Certificates of Deposit	21.9
Other Corporate Obligations	13.3
Repurchase Agreement	7.6

U.S. Treasury Obligation	1.9%
Time Deposit	1.3

101.4
Liabilities in excess of other assets	(1.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A135

MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments, at amortized cost which approximates fair value:	$697,037,799
Receivable for Series shares sold	791,246
Interest receivable	325,133
Prepaid expenses	963

Total Assets	698,155,141

LIABILITIES
Payable for investments purchased	9,497,719
Payable for Series shares repurchased	1,323,659
Accrued expenses	125,423
Management fee payable	78,941
Payable to custodian	1,545
Affiliated transfer agent fee payable	926

Total Liabilities	11,028,213

NET ASSETS	$687,126,928

Net assets were comprised of:
Paid-in capital	$687,126,928

Net assets, June 30, 2015	$687,126,928

Net asset value and redemption price per share $687,126,928 / 68,709,710 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Interest income	$660,498

EXPENSES
Management fee	1,506,024
Custodian and accounting fees	60,000
Shareholders’ reports	50,000
Audit fee	11,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Miscellaneous	7,959

Total expenses	1,659,983
Less: Management fee waiver	(999,485)

Net expenses	660,498

NET INVESTMENT INCOME	—

REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	4,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,527

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$—	$72
Net realized gain on investment transactions	4,527	7,039

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,527	7,111

DISTRIBUTIONS	(4,527)	(7,111)

SERIES SHARE TRANSACTIONS
Series shares sold [14,109,433 and 22,388,218 shares, respectively]	141,094,336	223,882,182
Series shares issued in reinvestment of distributions [453 and 711 shares, respectively]	4,527	7,111
Series shares repurchased [27,755,929 and 26,634,487 shares, respectively]	(277,559,290)	(266,344,871)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(136,460,427)	(42,455,578)

TOTAL DECREASE	(136,460,427)	(42,455,578)
NET ASSETS:
Beginning of period	823,587,355	866,042,933

End of period	$687,126,928	$823,587,355

SEE NOTES TO FINANCIAL STATEMENTS.

A136

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 96.5%		Value (Note 2)
COMMON STOCKS — 96.4%	Shares
Aluminum — 1.4%
Alcoa, Inc.	14,698	$163,883
Century Aluminum Co.*(a)	119,396	1,245,300
Constellium NV (Netherlands) (Class A Stock)*	556,144	6,579,184
Norsk Hydro ASA (Norway)	40,321	169,224

		8,157,591

Coal & Consumable Fuels — 1.2%
CONSOL Energy, Inc.	325,416	7,074,544

Diversified Chemicals — 2.2%
Dow Chemical Co. (The)	111,266	5,693,481
E.I. du Pont de Nemours & Co.	2,765	176,822
FMC Corp.	133,729	7,027,459

		12,897,762

Diversified Metals & Mining — 9.4%
African Rainbow Minerals Ltd. (South Africa)	286,406	1,947,589
Anglo American PLC (United Kingdom)	11,172	161,395
BHP Billiton Ltd. (Australia), ADR(a)	167,986	6,838,710
First Quantum Minerals Ltd. (Canada)	705,631	9,225,744
Freeport-McMoRan Copper & Gold, Inc.	235,818	4,390,931
Glencore PLC (Switzerland)	2,375,440	9,525,938
Ivanhoe Mines Ltd. (Canada)*(a)	357,087	257,309
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	433,900	309,184
Lundin Mining Corp. (Canada)*	1,477,222	6,067,373
Northern Dynasty Minerals Ltd. (Canada)*(a)	399,636	135,876
Rio Tinto PLC (United Kingdom), ADR(a)	212,906	8,773,856
South32 Ltd. (Australia), ADR*(a)	67,193	450,865
Southern Copper Corp. (Mexico)(a)	230,876	6,790,063

		54,874,833

Fertilizers & Agricultural Chemicals — 1.3%
Potash Corp. of Saskatchewan, Inc. (Canada)	243,368	7,537,107

Gold — 6.9%
Agnico Eagle Mines Ltd. (Canada)	232,557	6,597,642
Alacer Gold Corp.	1,330,410	3,120,978
Algold Resources Ltd. (Canada), 144A*(b)	29,193	3,974
Axmin, Inc. (Canada)*	155,620	1,246
B2Gold Corp. (Canada)*(a)	2,155,332	3,295,984
Barrick Gold Corp. (Canada)	608,805	6,489,861
Eldorado Gold Corp. (Canada)	1,202,097	4,985,478
Goldcorp, Inc. (Canada)	8,025	130,005
Guyana Goldfields Inc., Reg. D (Canada)*	365,319	1,158,257
Guyana Goldfields, Inc. (Canada), 144A*(b)	726,972	2,304,891
Kinross Gold Corp. (Canada)*	841,375	1,951,990
Newmont Mining Corp.	8,257	192,884

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gold (continued)
Randgold Resources Ltd. (United Kingdom), ADR(a)	150,192	$10,055,354

		40,288,544

Integrated Oil & Gas — 4.0%
Chevron Corp.	912	87,981
Occidental Petroleum Corp.	126,700	9,853,459
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	2,284	130,211
Suncor Energy, Inc. (Canada)	479,887	13,206,490

		23,278,141

Oil & Gas Drilling — 2.5%
Independence Contract Drilling Inc.*(a)	336,881	2,988,135
Patterson-UTI Energy, Inc.	449,215	8,451,980
Rowan Cos. PLC (Class A Stock)	148,456	3,133,906

		14,574,021

Oil & Gas Equipment & Services — 14.1%
Baker Hughes, Inc.	3,239	199,846
Cameron International Corp.*	273,308	14,313,140
Core Laboratories NV(a)	29,832	3,402,041
Dril-Quip, Inc.*	170,002	12,792,650
FMC Technologies, Inc.*	146,692	6,086,251
Halliburton Co.	390,361	16,812,848
National Oilwell Varco, Inc.	3,970	191,672
Schlumberger Ltd.	243,257	20,966,321
Superior Energy Services, Inc.	368,965	7,763,024

		82,527,793

Oil & Gas Exploration & Production — 38.8%
Africa Oil Corp. (Canada)*(a)	353,810	640,201
Africa Oil Corp., Reg. D (Canada)*	42,762	77,376
Anadarko Petroleum Corp.	305,789	23,869,889
Antero Resources Corp*(a)	168,632	5,790,823
Bankers Petroleum Ltd. (Canada)*	718,499	1,783,304
Cabot Oil & Gas Corp.	6,075	191,605
Canadian Natural Resources Ltd. (Canada)	5,497	149,299
Cimarex Energy Co.	105,859	11,677,306
Cobalt International Energy, Inc.*	467,415	4,538,600
Concho Resources, Inc.*	207,930	23,674,910
ConocoPhillips	2,821	173,238
Continental Resources, Inc.*(a)	3,555	150,696
Crew Energy Inc (Canada)*	438,928	2,006,628
Devon Energy Corp.	285,313	16,973,270
EOG Resources, Inc.	211,605	18,526,018
EQT Corp.	1,601	130,225
Genel Energy PLC (United Kingdom)*	378,961	3,020,466
Gulfport Energy Corp.*	163,956	6,599,229
Hess Corp.	102,328	6,843,697
Kosmos Energy Ltd.*	331,163	2,791,704
Laredo Petroleum, Inc.*	374,004	4,704,970
Lekoil Ltd. (Nigeria)*	820,280	380,213
Lekoil Ltd., Reg. D (Nigeria)*	2,947,579	1,366,249
Marathon Oil Corp.	432,941	11,490,254
MEG Energy Corp. (Canada)*	199,892	3,264,849

SEE NOTES TO FINANCIAL STATEMENTS.

A137

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Exploration & Production (continued)
MEG Energy Corp. (Canada), 144A*(b)	131,600	$2,149,432
Mobius Resources Inc., Reg. D (Canada)*	773,332	92,874
Mobius Resources, Inc. (Canada)*	321,393	38,598
Newfield Exploration Co.*	170,207	6,147,877
Noble Energy, Inc.	439,901	18,774,975
NuVista Energy Ltd. (Canada)*	383,330	2,053,225
Oasis Petroleum, Inc.*(a)	162,836	2,580,951
Oil Search Ltd. (Australia)	661,043	3,633,553
PDC Energy, Inc.*	201,886	10,829,165
Pioneer Natural Resources Co.	45,551	6,317,468
Range Resources Corp.	216,354	10,683,560
Rice Energy, Inc.*(a)	270,745	5,639,618
Seven Generations Energy Ltd. (Canada), 144A(b)*	129,839	1,696,535
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	53,477	698,755
Whiting Petroleum Corp.*	156,420	5,255,712

		227,407,317

Oil & Gas Refining & Marketing — 6.1%
Marathon Petroleum Corp.	320,451	16,762,792
Phillips 66	168,330	13,560,665
Valero Energy Corp.	2,964	185,546
Western Refining, Inc.	116,368	5,075,972

		35,584,975

Oil & Gas Storage & Transportation — 2.7%
Cheniere Energy, Inc.*	2,668	184,786
Euronav NV (Belgium)	180,016	2,666,037
Kinder Morgan, Inc.	170,592	6,549,027
Williams Cos., Inc. (The)	113,052	6,488,054

		15,887,904

Packaged Foods & Meats — 0.4%
Adecoagro SA (Luxembourg)*	289,976	2,673,579

Paper Packaging — 0.4%
Packaging Corp. of America	39,918	2,494,476

Precious Metals & Minerals — 0.1%
Lonmin PLC (United Kingdom), 144A(a)(b)	25,898	45,592
Platinum Group Metals Ltd. (Canada)*(a)	1,234,422	493,769
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	11,297

		550,658

Renewable Electricity — 1.3%
NextEra Energy Partners LP	24,739	980,159
NextEra Energy Partners LP, Reg D, PIPE, Private Placement (original cost $1,300,943; purchased 05/07/15)(b)(c)	31,071	1,169,481
TerraForm Power, Inc. (Class A Stock)	149,180	5,665,857

		7,815,497

COMMON STOCKS (continued)	Shares	Value (Note 2)
Silver — 1.2%
Silver Wheaton Corp. (Canada)	211,452	$3,666,578
Tahoe Resources, Inc.	177,274	2,148,862
Tahoe Resources, Inc., 144A(b)	116,000	1,406,116

		7,221,556

Specialty Chemicals — 1.1%
Ashland, Inc.	656	79,966
Cytec Industries, Inc.	48,310	2,924,204
Flotek Industries, Inc.*(a)	260,973	3,269,992
PPG Industries, Inc.	1,624	186,305

		6,460,467

Steel — 1.3%
ArcelorMittal (Luxembourg), ADR(a)	19,789	192,349
Nucor Corp.	3,940	173,636
Reliance Steel & Aluminum Co.	119,054	7,200,386

		7,566,371

TOTAL COMMON STOCKS (cost $529,969,048)		564,873,136

CONVERTIBLE PREFERRED STOCKS — 0.1%
Steel
Manabi SA (Brazil) (Class A Preferred), Private Placement (original cost $4,587,721; purchased 05/25/11), 144A*(b)(c)	3,660	395,112
Manabi SA (Brazil) (Class B Preferred), Private Placement (original cost $1,848,551; purchased 08/21/12), 144A*(b)(c)	1,464	158,045

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $6,436,272)		553,157

TOTAL LONG-TERM INVESTMENTS (cost $536,405,320)		565,426,293

SHORT-TERM INVESTMENT — 10.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $59,620,543; includes $39,480,426 of cash collateral for securities on loan) (Note 4)(d)(e)	59,620,543	59,620,543

TOTAL INVESTMENTS — 106.7% (cost $596,025,863)		625,046,836
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(39,186,877)

NET ASSETS — 100.0%		$585,859,959

SEE NOTES TO FINANCIAL STATEMENTS.

A138

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,905,746; cash collateral of $39,480,426 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a restricted security; the aggregate original cost of such securities is $8,840,190. The aggregate value of, $1,733,935, is approximately 0.3% of net assets.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$7,988,367	$169,224	$—
Coal & Consumable Fuels	7,074,544	—	—
Diversified Chemicals	12,897,762	—	—
Diversified Metals & Mining	44,878,316	9,996,517	—
Fertilizers & Agricultural Chemicals	7,537,107	—	—
Gold	36,825,396	3,463,148	—
Integrated Oil & Gas	23,278,141	—	—
Oil & Gas Drilling	14,574,021	—	—
Oil & Gas Equipment & Services	82,527,793	—	—
Oil & Gas Exploration & Production	215,448,208	11,959,109	—
Oil & Gas Refining & Marketing	35,584,975	—	—
Oil & Gas Storage & Transportation	15,887,904	—	—
Packaged Foods & Meats	2,673,579	—	—
Paper Packaging	2,494,476	—	—
Precious Metals & Minerals	493,769	45,592	11,297
Renewable Electricity	6,646,016	—	1,169,481
Silver	5,815,440	1,406,116	—
Specialty Chemicals	6,460,467	—	—
Steel	7,566,371	—	—
Convertible Preferred Stocks
Steel	—	—	553,157
Affiliated Money Market Mutual Fund	59,620,543	—	—

Total	$596,273,195	$27,039,706	$1,733,935

SEE NOTES TO FINANCIAL STATEMENTS.

A139

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Oil & Gas Exploration & Production	38.8%
Oil & Gas Equipment & Services	14.1
Affiliated Money Market Mutual Fund (including 6.7% of collateral for securities on loan)	10.2
Diversified Metals & Mining	9.4
Gold	6.9
Oil & Gas Refining & Marketing	6.1
Integrated Oil & Gas	4.0
Oil & Gas Storage & Transportation	2.7
Oil & Gas Drilling	2.5
Diversified Chemicals	2.2
Aluminum	1.4
Steel	1.4

Renewable Electricity	1.3%
Fertilizers & Agricultural Chemicals	1.3
Silver	1.2
Coal & Consumable Fuels	1.2
Specialty Chemicals	1.1
Packaged Foods & Meats	0.4
Paper Packaging	0.4
Precious Metals & Minerals	0.1

106.7
Liabilities in excess of other assets	(6.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Operations is presented in the summary below.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

For the six months ended June 30, 2015, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants*
Equity contracts	$(502)

*	Included in net change in unrealized (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $37,905,746:
Unaffiliated investments (cost $536,405,320)	$565,426,293
Affiliated investments (cost $59,620,543)	59,620,543
Cash	75,869
Dividends receivable	331,671
Tax reclaim receivable	249,603
Receivable for Series shares sold	77,266
Prepaid expenses	1,100

Total Assets	625,782,345

LIABILITIES
Payable to broker for collateral for securities on loan	39,480,426
Management fee payable	200,182
Accrued expenses	159,974
Payable for Series shares repurchased	66,755
Distribution fee payable	8,825
Administration fee payable	5,298
Affiliated transfer agent fee payable	926

Total Liabilities	39,922,386

NET ASSETS	$585,859,959

Net assets were comprised of:
Paid-in capital	$483,506,716
Retained earnings	102,353,243

Net assets, June 30, 2015	$585,859,959

Class I:
Net asset value and redemption price per share $543,852,147 / 18,843,070 outstanding shares of beneficial interest	$28.86

Class II:
Net asset value and redemption price per share $42,007,812 / 1,484,316 outstanding shares of beneficial interest	$28.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $105,207)	$4,883,261
Affiliated income from securities lending, net	114,350
Affiliated dividend income	20,076

Total income	5,017,687

EXPENSES
Management fee	1,394,346
Distribution fee—Class II	56,088
Administration fee—Class II	33,653
Shareholders’ reports	66,000
Custodian and accounting fees	55,000
Audit fee	12,000
Trustees’ fees	8,000
Insurance expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Miscellaneous	20,847

Total expenses	1,662,934
Less: Management fee waiver	(154,931)

Net expenses	1,508,003

NET INVESTMENT INCOME	3,509,684

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	13,969,298
Foreign currency transactions	(2,091)

13,967,207

Net change in unrealized appreciation (depreciation) on:
Investments	(37,321,045)
Foreign currencies	(14,106)

(37,335,151)

NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(23,367,944)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,858,260)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,509,684	$4,754,100
Net realized gain on investment and foreign currency transactions	13,967,207	39,025,005
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(37,335,151)	(199,664,806)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(19,858,260)	(155,885,701)

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	23,367,947	36,365,649
Series shares repurchased	(50,126,200)	(94,184,529)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(26,758,253)	(57,818,880)

TOTAL DECREASE	(46,616,513)	(213,704,581)
NET ASSETS:
Beginning of period	632,476,472	846,181,053

End of period	$585,859,959	$632,476,472

SEE NOTES TO FINANCIAL STATEMENTS.

A141

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 98.7%		Value (Note 2)
COMMON STOCKS — 98.0%	Shares
Aerospace & Defense — 1.8%
AAR Corp.	35,471	$1,130,461
Aerojet Rocketdyne Holdings, Inc.*(a)	65,775	1,355,623
Aerovironment, Inc.*	21,114	550,653
American Science & Engineering, Inc.	7,516	329,276
Cubic Corp.	22,873	1,088,297
Curtiss-Wright Corp.	50,002	3,622,145
Engility Holdings, Inc.	18,300	460,428
Moog, Inc. (Class A Stock)*	40,694	2,876,252
National Presto Industries, Inc.	5,199	417,583
TASER International, Inc.*(a)	56,200	1,872,022

		13,702,740

Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*	26,200	1,439,952
Echo Global Logistics, Inc.*(a)	25,100	819,766
Forward Air Corp.	32,556	1,701,376
Hub Group, Inc. (Class A Stock)*	35,870	1,446,996
UTi Worldwide, Inc.*(a)	96,700	966,033

		6,374,123

Airlines — 0.7%
Allegiant Travel Co.	14,194	2,524,829
Hawaiian Holdings, Inc.*(a)	57,400	1,363,250
Republic Airways Holdings, Inc.*	52,400	481,032
SkyWest, Inc.	54,060	813,062

		5,182,173

Auto Components — 0.8%
Dorman Products, Inc.*(a)	32,300	1,539,418
Drew Industries, Inc.	25,289	1,467,268
Gentherm, Inc.*	37,700	2,070,107
Standard Motor Products, Inc.	21,999	772,605
Superior Industries International, Inc.	24,318	445,262

		6,294,660

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	28,131	663,610

Banks — 8.3%
Banner Corp.	20,400	977,772
BBCN Bancorp, Inc.	83,382	1,233,220
Boston Private Financial Holdings, Inc.	84,902	1,138,536
Cardinal Financial Corp.	33,800	736,502
Central Pacific Financial Corp.	27,900	662,625
City Holding Co.(a)	15,944	785,242
Columbia Banking System, Inc.	56,108	1,825,754
Community Bank System, Inc.	42,796	1,616,405
CVB Financial Corp.	101,400	1,785,654
First BanCorp (Puerto Rico)*	109,372	527,173
First Commonwealth Financial Corp.	91,210	874,704
First Financial Bancorp	64,803	1,162,566
First Financial Bankshares, Inc.(a)	67,378	2,333,974
First Midwest Bancorp, Inc.	81,840	1,552,505
FNB Corp.	181,900	2,604,808
Glacier Bancorp, Inc.	79,173	2,329,270
Hanmi Financial Corp.	33,636	835,518
Home BancShares, Inc.	61,804	2,259,554
Independent Bank Corp.	27,606	1,294,445
LegacyTexas Financial Group, Inc.	38,000	1,147,600
MB Financial, Inc.	67,783	2,334,447

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
National Penn Bancshares, Inc.	144,376	$1,628,561
NBT Bancorp, Inc.	46,310	1,211,933
OFG Bancorp (Puerto Rico)	46,700	498,289
Old National Bancorp	111,447	1,611,524
Pinnacle Financial Partners, Inc.	35,071	1,906,810
PrivateBancorp, Inc.	74,449	2,964,559
S&T Bancorp, Inc.	29,873	883,942
Simmons First National Corp. (Class A Stock)	16,378	764,525
Southside Bancshares, Inc.	24,570	718,181
Sterling Bancorp	94,758	1,392,943
Susquehanna Bancshares, Inc.	191,509	2,704,107
Talmer Bancorp, Inc. (Class A Stock)	60,700	1,016,725
Texas Capital Bancshares, Inc.*	48,100	2,993,744
Tompkins Financial Corp.	12,564	674,938
UMB Financial Corp.	42,872	2,444,561
United Bankshares, Inc.(a)	67,197	2,703,335
United Community Banks, Inc.	47,387	988,967
Westamerica Bancorporation(a)	26,900	1,362,485
Wilshire Bancorp, Inc.	73,813	932,258
Wintrust Financial Corp.	49,713	2,653,680

		62,074,341

Biotechnology — 1.2%
Acorda Therapeutics, Inc.*(a)	44,900	1,496,517
Emergent BioSolutions, Inc.*	31,257	1,029,918
Ligand Pharmaceuticals, Inc.*	18,800	1,896,920
MiMedx Group, Inc.*	92,900	1,076,711
Momenta Pharmaceuticals, Inc.*	61,800	1,409,658
Repligen Corp.*	32,500	1,341,275
Spectrum Pharmaceuticals, Inc.*(a)	60,700	415,188

		8,666,187

Building Products — 1.2%
AAON, Inc.	43,589	981,624
American Woodmark Corp.*	13,200	724,020
Apogee Enterprises, Inc.	30,638	1,612,784
Gibraltar Industries, Inc.*	30,468	620,633
Griffon Corp.	41,929	667,510
PGT, Inc.*	49,900	724,049
Quanex Building Products Corp.	35,388	758,365
Simpson Manufacturing Co., Inc.	44,183	1,502,222
Universal Forest Products, Inc.	21,064	1,095,960

		8,687,167

Capital Markets — 1.6%
Calamos Asset Management, Inc. (Class A Stock)	17,500	214,375
Evercore Partners, Inc. (Class A Stock)	38,200	2,061,272
Financial Engines, Inc.(a)	54,600	2,319,408
Greenhill & Co., Inc.	28,900	1,194,437
HFF, Inc. (Class A Stock)	34,600	1,443,858
Interactive Brokers Group, Inc. (Class A Stock)	61,400	2,551,784
Investment Technology Group, Inc.	35,966	891,957
Piper Jaffray Cos.*	16,865	735,989
Virtus Investment Partners, Inc.	7,310	966,747

		12,379,827

SEE NOTES TO FINANCIAL STATEMENTS.

A142

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals 2.2%
A. Schulman, Inc.	30,766	$1,345,089
American Vanguard Corp.	26,248	362,222
Balchem Corp.	32,683	1,821,097
Calgon Carbon Corp.	55,354	1,072,761
Flotek Industries, Inc.*(a)	52,000	651,560
FutureFuel Corp.	23,200	298,584
H.B. Fuller Co.	53,018	2,153,591
Hawkins, Inc.	10,000	403,900
Innophos Holdings, Inc.	22,000	1,158,080
Intrepid Potash, Inc.*(a)	58,900	703,266
Koppers Holdings, Inc.	21,500	531,480
Kraton Performance Polymers, Inc.*	32,900	785,652
LSB Industries, Inc.*	20,600	841,304
OM Group, Inc.	31,956	1,073,722
Quaker Chemical Corp.	13,998	1,243,582
Rayonier Advanced Materials, Inc.	44,700	726,822
Stepan Co.	20,170	1,091,399
Tredegar Corp.	26,635	588,900

		16,853,011

Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	54,903	1,804,662
Brady Corp. (Class A Stock)	50,122	1,240,018
Brink’s Co. (The)	51,000	1,500,930
Essendant, Inc.	40,342	1,583,424
G&K Services, Inc. (Class A Stock)	21,019	1,453,254
Healthcare Services Group, Inc.	75,076	2,481,262
Interface, Inc.	69,402	1,738,520
Matthews International Corp. (Class A Stock)	31,200	1,657,968
Mobile Mini, Inc.(a)	48,697	2,047,222
Tetra Tech, Inc.	63,188	1,620,140
UniFirst Corp.	16,530	1,848,880
US Ecology, Inc.	22,700	1,105,944
Viad Corp.	21,147	573,295

		20,655,519

Communications Equipment — 1.1%
ADTRAN, Inc.	55,900	908,375
Bel Fuse, Inc. (Class B Stock)	11,022	226,171
Black Box Corp.	16,093	321,860
CalAmp Corp.*(a)	37,900	692,054
Comtech Telecommunications Corp.	16,959	492,659
Digi International, Inc.*	25,464	243,181
Harmonic, Inc.*	92,924	634,671
Ixia*	62,100	772,524
NETGEAR, Inc.*	36,446	1,094,109
ViaSat, Inc.*	46,115	2,778,890

		8,164,494

Construction & Engineering — 1.0%
Aegion Corp.*	39,237	743,149
Comfort Systems USA, Inc.	39,084	896,978
Dycom Industries, Inc.*	35,831	2,108,654
EMCOR Group, Inc.	65,925	3,149,237
MYR Group, Inc.*	23,000	712,080
Orion Marine Group, Inc.*	28,800	207,936

		7,818,034

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials — 0.2%
Headwaters, Inc.*	77,368	$1,409,645

Consumer Finance — 1.1%
Cash America International, Inc.	28,944	758,043
Encore Capital Group, Inc.*(a)	25,400	1,085,596
Enova International, Inc.*	27,639	516,297
EZCORP, Inc. (Class A Stock)*	46,611	346,320
First Cash Financial Services, Inc.*	29,625	1,350,604
Green Dot Corp. (Class A Stock)*	42,100	804,952
PRA Group, Inc.*(a)	50,767	3,163,292
World Acceptance Corp.*(a)	8,952	550,637

		8,575,741

Containers & Packaging — 0.1%
Myers Industries, Inc.	25,620	486,780

Distributors — 0.5%
Pool Corp.	45,855	3,218,104
VOXX International Corp.*	20,657	171,040

		3,389,144

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	18,033	463,809
Capella Education Co.	11,486	616,454
Career Education Corp.*	63,300	208,890
Regis Corp.*	46,400	731,264
Strayer Education, Inc.*	11,600	499,960
Universal Technical Institute, Inc.	18,106	155,711

		2,676,088

Diversified Financial Services — 0.5%
MarketAxess Holdings, Inc.	39,200	3,636,584

Diversified Telecommunication Services — 0.7%
8x8, Inc.*	90,800	813,568
Atlantic Tele-Network, Inc.	10,600	732,248
Cincinnati Bell, Inc.*	219,900	840,018
Consolidated Communications Holdings, Inc.(a)	49,400	1,037,894
General Communication, Inc. (Class A Stock)*	30,124	512,409
Iridium Communications, Inc.*(a)	82,800	752,652
Lumos Networks Corp.	21,021	310,901

		4,999,690

Electric Utilities — 0.9%
ALLETE, Inc.	47,097	2,184,830
El Paso Electric Co.	42,608	1,476,793
UIL Holdings Corp.	59,811	2,740,540

		6,402,163

Electrical Equipment — 1.1%
AZZ, Inc.	27,042	1,400,776
Encore Wire Corp.	19,731	873,886
EnerSys	46,700	3,282,543
Franklin Electric Co., Inc.	41,600	1,344,928
General Cable Corp.	51,200	1,010,176
Powell Industries, Inc.	9,572	336,647
Vicor Corp.*	17,231	210,046

		8,459,002

SEE NOTES TO FINANCIAL STATEMENTS.

A143

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components — 4.0%
Agilysys, Inc.*	11,832	$108,618
Anixter International, Inc.*	28,764	1,873,974
Badger Meter, Inc.	15,207	965,492
Benchmark Electronics, Inc.*	55,010	1,198,118
Checkpoint Systems, Inc.	44,039	448,317
Coherent, Inc.*	25,100	1,593,348
CTS Corp.	34,864	671,829
Daktronics, Inc.	41,208	488,727
DTS, Inc.*	18,585	566,657
Electro Scientific Industries, Inc.	28,041	147,776
Fabrinet (Thailand)*	31,300	586,249
FARO Technologies, Inc.*	18,384	858,533
II-VI, Inc.*	54,362	1,031,791
Insight Enterprises, Inc.*	40,735	1,218,384
Itron, Inc.*	37,400	1,288,056
Littelfuse, Inc.	23,725	2,251,265
Mercury Systems, Inc.*	34,008	497,877
Methode Electronics, Inc.	40,266	1,105,302
MTS Systems Corp.	15,735	1,084,928
Newport Corp.*	41,408	785,096
OSI Systems, Inc.*	19,600	1,387,484
Park Electrochemical Corp.	20,444	391,707
Plexus Corp.*	35,320	1,549,842
Rofin-Sinar Technologies, Inc.*	29,500	814,200
Rogers Corp.*	19,631	1,298,394
Sanmina Corp.*	85,900	1,731,744
ScanSource, Inc.*	30,033	1,143,056
SYNNEX Corp.	29,550	2,162,764
TTM Technologies, Inc.*	62,889	628,261

		29,877,789

Energy Equipment & Services — 1.7%
Basic Energy Services, Inc.*	35,517	268,153
Bristow Group, Inc.	36,655	1,953,711
CARBO Ceramics, Inc.(a)	20,900	870,067
Era Group, Inc.*(a)	20,371	417,198
Exterran Holdings, Inc.	72,600	2,370,390
Geospace Technologies Corp.*(a)	13,910	320,626
Gulf Island Fabrication, Inc.	13,677	152,772
GulfMark Offshore, Inc. (Class A Stock)(a)	26,300	305,080
Hornbeck Offshore Services, Inc.*(a)	33,315	683,957
ION Geophysical Corp.*	134,445	143,856
Matrix Service Co.*	27,973	511,346
Newpark Resources, Inc.*	84,000	682,920
Pioneer Energy Services Corp.*	67,217	426,156
SEACOR Holdings, Inc.*(a)	18,171	1,289,051
Tesco Corp.	34,500	376,050
TETRA Technologies, Inc.*	78,341	499,816
U.S. Silica Holdings, Inc.	56,200	1,650,032

		12,921,181

Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	28,024	1,092,936
SpartanNash Co.	39,506	1,285,525

		2,378,461

Food Products — 1.7%
B&G Foods, Inc.	60,800	1,734,624
Cal-Maine Foods, Inc.(a)	31,590	1,648,998

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Calavo Growers, Inc.	16,290	$845,940
Darling Ingredients, Inc.*	173,520	2,543,803
Diamond Foods, Inc.*	27,749	870,764
J&J Snack Foods Corp.	15,718	1,739,511
Sanderson Farms, Inc.(a)	21,035	1,580,991
Seneca Foods Corp. (Class A Stock)*	6,900	191,613
Snyder’s-Lance, Inc.	54,916	1,772,139

		12,928,383

Gas Utilities — 1.8%
Laclede Group, Inc. (The)	45,514	2,369,459
New Jersey Resources Corp.	89,808	2,474,210
Northwest Natural Gas Co.	28,665	1,209,090
Piedmont Natural Gas Co., Inc.	83,003	2,930,836
South Jersey Industries, Inc.	71,544	1,769,283
Southwest Gas Corp.(a)	49,211	2,618,517

		13,371,395

Health Care Equipment & Supplies — 4.6%
Abaxis, Inc.	22,312	1,148,622
ABIOMED, Inc.*	39,500	2,596,335
Analogic Corp.	13,133	1,036,194
AngioDynamics, Inc.*	27,000	442,800
Anika Therapeutics, Inc.*	15,400	508,662
Cantel Medical Corp.	37,162	1,994,484
CONMED Corp.	29,049	1,692,685
CryoLife, Inc.	26,353	297,262
Cyberonics, Inc.*	27,297	1,623,079
Cynosure, Inc. (Class A Stock)*	23,290	898,528
Greatbatch, Inc.*	26,744	1,442,036
Haemonetics Corp.*	54,294	2,245,600
ICU Medical, Inc.*	14,592	1,395,871
Integra LifeSciences Holdings Corp.*	26,602	1,792,177
Invacare Corp.	30,802	666,247
Masimo Corp.*	50,000	1,937,000
Meridian Bioscience, Inc.	43,675	814,102
Merit Medical Systems, Inc.*(a)	46,048	991,874
Natus Medical, Inc.*	34,725	1,477,896
Neogen Corp.*	39,020	1,851,109
NuVasive, Inc.*	50,800	2,406,904
SurModics, Inc.*	13,552	317,388
Vascular Solutions, Inc.*	16,600	576,352
West Pharmaceutical Services, Inc.	75,634	4,392,823

		34,546,030

Health Care Providers & Services — 3.6%
Aceto Corp.	28,800	709,344
Air Methods Corp.*(a)	37,716	1,559,179
Almost Family, Inc.*	8,252	329,337
Amedisys, Inc.*(a)	35,359	1,404,813
AMN Healthcare Services, Inc.*	49,599	1,566,832
Amsurg Corp.*	50,874	3,558,636
Bio-Reference Laboratories, Inc.*	25,970	1,071,262
Chemed Corp.	18,011	2,361,242
CorVel Corp.*	9,290	297,466
Cross Country Healthcare, Inc.*	31,263	396,415
Ensign Group, Inc. (The)	24,100	1,230,546
ExamWorks Group, Inc.*	36,900	1,442,790
Hanger, Inc.*	37,009	867,491

SEE NOTES TO FINANCIAL STATEMENTS.

A144

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
HealthEquity, Inc.*	35,800	$1,147,390
Healthways, Inc.*	36,986	443,092
IPC Healthcare, Inc.*	18,305	1,013,914
Kindred Healthcare, Inc.	87,678	1,778,987
Landauer, Inc.	10,168	362,388
LHC Group, Inc.*	12,898	493,349
Magellan Health, Inc.*	28,741	2,013,882
PharMerica Corp.*	31,695	1,055,444
Providence Service Corp. (The)*	12,600	557,928
Select Medical Holdings Corp.	101,900	1,650,780

		27,312,507

Health Care Technology — 1.1%
Computer Programs & Systems, Inc.(a)	11,036	589,543
HealthStream, Inc.*	25,300	769,626
MedAssets, Inc.*	63,500	1,400,810
Medidata Solutions, Inc.*(a)	58,100	3,155,992
Omnicell, Inc.*	38,122	1,437,581
Quality Systems, Inc.	46,034	762,783

		8,116,335

Hotels, Restaurants & Leisure — 4.1%
Biglari Holdings, Inc.*	1,836	759,645
BJ’s Restaurants, Inc.*	22,872	1,108,148
Bob Evans Farms, Inc.	24,900	1,271,145
Boyd Gaming Corp.*	82,900	1,239,355
Cracker Barrel Old Country Store, Inc.(a)	25,178	3,755,551
DineEquity, Inc.	17,405	1,724,661
Interval Leisure Group, Inc.	41,636	951,383
Jack in the Box, Inc.	39,317	3,466,187
Marcus Corp. (The)	19,358	371,286
Marriott Vacations Worldwide Corp.	29,000	2,660,750
Monarch Casino & Resort, Inc.*	10,531	216,517
Papa John’s International, Inc.	30,930	2,338,617
Pinnacle Entertainment, Inc.*	63,613	2,371,493
Popeyes Louisiana Kitchen, Inc.*	24,300	1,457,757
Red Robin Gourmet Burgers, Inc.*	14,863	1,275,543
Ruby Tuesday, Inc.*	65,184	408,704
Ruth’s Hospitality Group, Inc.	36,448	587,542
Scientific Games Corp. (Class A Stock)*(a)	51,800	804,972
Sonic Corp.	51,914	1,495,123
Texas Roadhouse, Inc.	66,230	2,478,989

		30,743,368

Household Durables — 1.9%
Ethan Allen Interiors, Inc.(a)	27,299	719,056
Helen of Troy Ltd.*	28,210	2,750,193
iRobot Corp.*(a)	31,300	997,844
La-Z-Boy, Inc.	53,801	1,417,118
M/I Homes, Inc.*	25,670	633,279
Meritage Homes Corp.*	39,497	1,859,914
Ryland Group, Inc. (The)(a)	49,200	2,281,404
Standard Pacific Corp.*(a)	154,422	1,375,900
TopBuild Corp.*	37,500	1,087,500
Universal Electronics, Inc.*	16,654	830,035

		13,952,243

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	41,188	$469,955
WD-40 Co.	14,409	1,255,889

		1,725,844

Insurance — 2.6%
American Equity Investment Life Holding Co.	81,000	2,185,380
AMERISAFE, Inc.	19,914	937,153
eHealth, Inc.*	18,291	232,113
Employers Holdings, Inc.	33,015	752,082
HCI Group, Inc.	9,500	419,995
Horace Mann Educators Corp.	43,300	1,575,254
Infinity Property & Casualty Corp.	12,089	916,830
Meadowbrook Insurance Group, Inc.	48,600	417,960
Montpelier Re Holdings Ltd. (Bermuda)	39,100	1,544,450
Navigators Group, Inc. (The)*	11,518	893,336
ProAssurance Corp.	57,866	2,673,988
RLI Corp.	39,010	2,004,724
Safety Insurance Group, Inc.	13,360	771,006
Selective Insurance Group, Inc.	59,907	1,680,391
Stewart Information Services Corp.	23,302	927,419
United Fire Group, Inc.	22,061	722,718
United Insurance Holdings Corp.	17,400	270,396
Universal Insurance Holdings, Inc.	31,500	762,300

		19,687,495

Internet & Catalog Retail — 0.3%
Blue Nile, Inc.*	12,480	379,267
FTD Cos., Inc.*	19,206	541,417
Nutrisystem, Inc.	30,628	762,025
PetMed Express, Inc.(a)	21,181	365,796

		2,048,505

Internet Software & Services — 2.0%
Blucora, Inc.*(a)	42,812	691,414
comScore, Inc.*	35,477	1,889,505
Dealertrack Technologies, Inc.*(a)	47,283	2,968,900
DHI Group, Inc.*	39,800	353,822
j2 Global, Inc.	48,178	3,273,213
Liquidity Services, Inc.*	22,400	215,712
LivePerson, Inc.*	51,900	509,139
LogMeIn, Inc.*	25,800	1,663,842
Monster Worldwide, Inc.*	90,100	589,254
NIC, Inc.	64,000	1,169,920
QuinStreet, Inc.*	36,100	232,845
Stamps.com, Inc.*	15,920	1,171,234
XO Group, Inc.*	24,795	405,398

		15,134,198

IT Services — 2.0%
CACI International, Inc. (Class A Stock)*	25,444	2,058,165
Cardtronics, Inc.*	47,100	1,745,055
Ciber, Inc.*	73,923	255,034
CSG Systems International, Inc.	34,424	1,089,864
ExlService Holdings, Inc.*	33,300	1,151,514
Forrester Research, Inc.	11,362	409,259

SEE NOTES TO FINANCIAL STATEMENTS.

A145

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Heartland Payment Systems, Inc.	38,411	$2,076,115
IGATE Corp.*	37,400	1,783,606
ManTech International Corp. (Class A Stock)	24,900	722,100
Perficient, Inc.*	36,914	710,225
Sykes Enterprises, Inc.*	40,970	993,523
TeleTech Holdings, Inc.	18,267	494,670
Virtusa Corp.*	28,400	1,459,760

		14,948,890

Leisure Products — 0.3%
Arctic Cat, Inc.	13,657	453,549
Callaway Golf Co.	81,280	726,643
Sturm Ruger & Co., Inc.	19,727	1,133,316

		2,313,508

Life Sciences Tools & Services — 1.0%
Affymetrix, Inc.*(a)	80,800	882,336
Albany Molecular Research, Inc.*(a)	25,100	507,522
Cambrex Corp.*	32,832	1,442,638
Luminex Corp.*	40,200	693,852
PAREXEL International Corp.*	57,957	3,727,215

		7,253,563

Machinery — 3.6%
Actuant Corp. (Class A Stock)	62,664	1,446,912
Albany International Corp. (Class A Stock)	30,204	1,202,119
Astec Industries, Inc.	19,910	832,636
Barnes Group, Inc.	51,816	2,020,306
Briggs & Stratton Corp.	46,846	902,254
CIRCOR International, Inc.	17,988	980,886
EnPro Industries, Inc.	23,978	1,372,021
ESCO Technologies, Inc.	27,421	1,025,820
Federal Signal Corp.	65,400	975,114
Harsco Corp.	77,900	1,285,350
Hillenbrand, Inc.	66,348	2,036,884
John Bean Technologies Corp.	30,747	1,155,780
Lindsay Corp.(a)	12,479	1,097,029
Lydall, Inc.*	17,856	527,823
Mueller Industries, Inc.	59,798	2,076,186
Standex International Corp.	13,470	1,076,657
Tennant Co.	19,400	1,267,596
Titan International, Inc.	53,200	571,368
Toro Co. (The)	57,866	3,922,157
Watts Water Technologies, Inc. (Class A Stock)	29,721	1,541,034

		27,315,932

Marine — 0.3%
Matson, Inc.	45,600	1,917,024

Media — 0.6%
EW Scripps Co. (The) (Class A Stock)	55,201	1,261,343
Gannett Co., Inc.*	111,700	1,562,683
Harte-Hanks, Inc.	44,100	262,836
Scholastic Corp.	28,200	1,244,466
Sizmek, Inc.*	18,200	129,220

		4,460,548

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 1.2%
A.M. Castle & Co.*(a)	17,983	$110,955
AK Steel Holding Corp.*(a)	186,600	722,142
Century Aluminum Co.*(a)	51,063	532,587
Globe Specialty Metals, Inc.	67,300	1,191,210
Haynes International, Inc.	13,200	651,024
Kaiser Aluminum Corp.(a)	18,300	1,520,364
Materion Corp.	21,178	746,524
Olympic Steel, Inc.	9,638	168,087
RTI International Metals, Inc.*	32,311	1,018,443
Stillwater Mining Co.*(a)	124,300	1,440,637
SunCoke Energy, Inc.	67,500	877,500

		8,979,473

Multi-Utilities — 0.6%
Avista Corp.	60,203	1,845,222
NorthWestern Corp.	49,400	2,408,250

		4,253,472

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	36,366	701,500
Tuesday Morning Corp.*(a)	45,932	517,424

		1,218,924

Oil, Gas & Consumable Fuels — 1.4%
Approach Resources, Inc.*(a)	39,100	267,835
Bill Barrett Corp.*	51,800	444,962
Bonanza Creek Energy, Inc.*	40,400	737,300
Carrizo Oil & Gas, Inc.*	49,800	2,452,152
Cloud Peak Energy, Inc.*(a)	64,000	298,240
Comstock Resources, Inc.(a)	46,400	154,512
Contango Oil & Gas Co.*	16,500	202,455
Green Plains, Inc.	36,100	994,555
Northern Oil & Gas, Inc.*(a)	59,900	405,523
PDC Energy, Inc.*(a)	42,126	2,259,639
Penn Virginia Corp.*(a)	74,498	326,301
PetroQuest Energy, Inc.*	44,245	87,605
Rex Energy Corp.*(a)	52,100	291,239
Stone Energy Corp.*(a)	58,594	737,699
Swift Energy Co.*(a)	46,344	94,078
Synergy Resources Corp.*	92,400	1,056,132

		10,810,227

Paper & Forest Products — 1.2%
Boise Cascade Co.*	41,500	1,522,220
Clearwater Paper Corp.*	20,080	1,150,584
Deltic Timber Corp.	11,691	790,779
KapStone Paper & Packaging Corp.	88,800	2,053,056
Neenah Paper, Inc.	17,578	1,036,399
P.H. Glatfelter Co.	45,400	998,346
Schweitzer-Mauduit International, Inc.	32,076	1,279,191
Wausau Paper Corp.	48,867	448,599

		9,279,174

Personal Products — 0.1%
Inter Parfums, Inc.	18,000	610,740
Medifast, Inc.*	11,900	384,608

		995,348

Pharmaceuticals — 1.9%
ANI Pharmaceuticals, Inc.*(a)	8,700	539,835
Depomed, Inc.*(a)	62,800	1,347,688

SEE NOTES TO FINANCIAL STATEMENTS.

A146

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Impax Laboratories, Inc.*	70,100	$3,218,992
Lannett Co., Inc.*(a)	28,200	1,676,208
Medicines Co. (The)*(a)	69,600	1,991,256
Nektar Therapeutics*	138,100	1,727,631
Prestige Brands Holdings, Inc.*	54,900	2,538,576
Sagent Pharmaceuticals, Inc.*	23,800	578,578
Supernus Pharmaceuticals, Inc.*	29,500	500,910

		14,119,674

Professional Services — 1.5%
CDI Corp.	14,888	193,544
Exponent, Inc.	27,080	1,212,643
Heidrick & Struggles International, Inc.	17,314	451,549
Insperity, Inc.	23,779	1,210,351
Kelly Services, Inc. (Class A Stock)	31,139	477,984
Korn/Ferry International	52,900	1,839,333
Navigant Consulting, Inc.*	50,400	749,448
On Assignment, Inc.*	48,886	1,920,242
Resources Connection, Inc.	39,200	630,728
TrueBlue, Inc.*	43,818	1,310,158
WageWorks, Inc.*	34,900	1,411,705

		11,407,685

Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust	72,305	2,104,798
Agree Realty Corp.	18,500	539,645
American Assets Trust, Inc.	39,100	1,533,111
Associated Estates Realty Corp.	60,800	1,740,704
Capstead Mortgage Corp.	98,000	1,087,800
CareTrust REIT, Inc.	29,455	373,195
Cedar Realty Trust, Inc.	77,366	495,142
Chesapeake Lodging Trust	62,700	1,911,096
CoreSite Realty Corp.	27,800	1,263,232
Cousins Properties, Inc.	213,400	2,215,092
DiamondRock Hospitality Co.	208,570	2,671,782
EastGroup Properties, Inc.	33,963	1,909,739
Education Realty Trust, Inc.	50,633	1,587,851
EPR Properties	60,070	3,290,635
Franklin Street Properties Corp.	91,002	1,029,233
GEO Group, Inc. (The)	78,173	2,670,390
Getty Realty Corp.	27,300	446,628
Government Properties Income Trust(a)	73,800	1,368,990
Healthcare Realty Trust, Inc.	104,800	2,437,648
Inland Real Estate Corp.	92,735	873,564
Kite Realty Group Trust	87,772	2,147,781
Lexington Realty Trust(a)	222,716	1,888,632
LTC Properties, Inc.	37,326	1,552,762
Medical Properties Trust, Inc.	217,266	2,848,357
Parkway Properties, Inc.	88,748	1,547,765
Pennsylvania Real Estate Investment Trust	72,422	1,545,485
Post Properties, Inc.	57,361	3,118,718
PS Business Parks, Inc.	20,402	1,472,004
Retail Opportunity Investments Corp.	98,300	1,535,446
Sabra Health Care REIT, Inc.	68,400	1,760,616
Saul Centers, Inc.	11,900	585,361
Sovran Self Storage, Inc.	37,697	3,276,246
Summit Hotel Properties, Inc.	90,700	1,180,007

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Universal Health Realty Income Trust	14,100	$655,086
Urstadt Biddle Properties, Inc. (Class A Stock)	29,350	548,258

		57,212,799

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*(a)	35,256	463,969

Road & Rail — 0.8%
ArcBest Corp.	25,395	807,561
Celadon Group, Inc.	28,600	591,448
Heartland Express, Inc.	58,048	1,174,311
Knight Transportation, Inc.	64,788	1,732,431
Roadrunner Transportation Systems, Inc.*	29,300	755,940
Saia, Inc.*	26,400	1,037,256

		6,098,947

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*	40,297	1,107,765
Brooks Automation, Inc.	70,405	806,137
Cabot Microelectronics Corp.*	26,011	1,225,378
CEVA, Inc.*	21,300	413,859
Cirrus Logic, Inc.*	66,600	2,266,398
Cohu, Inc.	26,897	355,847
Diodes, Inc.*	38,670	932,334
DSP Group, Inc.*	22,728	234,780
Exar Corp.*	49,723	486,291
Kopin Corp.*	62,996	217,336
Kulicke & Soffa Industries, Inc. (Singapore)*	78,032	913,755
Micrel, Inc.	46,902	651,938
Microsemi Corp.*	100,019	3,495,664
MKS Instruments, Inc.	56,085	2,127,865
Monolithic Power Systems, Inc.	38,600	1,957,406
Nanometrics, Inc.*	25,100	404,612
Pericom Semiconductor Corp.	21,160	278,254
Power Integrations, Inc.	31,000	1,400,580
Rudolph Technologies, Inc.*(a)	30,994	372,238
Semtech Corp.*	64,600	1,282,310
Synaptics, Inc.*	38,679	3,354,823
Tessera Technologies, Inc.	49,177	1,867,743
Ultratech, Inc.*(a)	28,711	532,876
Veeco Instruments, Inc.*(a)	42,342	1,216,909

		27,903,098

Software — 2.3%
Blackbaud, Inc.	49,283	2,806,667
Bottomline Technologies (de), Inc.*	39,600	1,101,276
Ebix, Inc.(a)	29,457	960,593
Epiq Systems, Inc.	33,317	562,391
Interactive Intelligence Group, Inc.*(a)	18,079	803,973
MicroStrategy, Inc. (Class A Stock)*	9,560	1,625,965
Monotype Imaging Holdings, Inc.	42,000	1,012,620
NetScout Systems, Inc.*(a)	38,995	1,429,947
Progress Software Corp.*	53,147	1,461,542
Synchronoss Technologies, Inc.*(a)	38,600	1,765,178
Take-Two Interactive Software, Inc.*	88,912	2,451,304
Tangoe, Inc.*	38,400	483,072

SEE NOTES TO FINANCIAL STATEMENTS.

A147

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
VASCO Data Security International, Inc.*(a)	30,700	$926,833

		17,391,361

Specialty Retail — 4.1%
Barnes & Noble, Inc.*(a)	47,800	1,240,888
Big 5 Sporting Goods Corp.	19,137	271,937
Buckle, Inc. (The)(a)	29,659	1,357,492
Caleres, Inc.	45,934	1,459,783
Cato Corp. (The) (Class A Stock)	27,003	1,046,636
Children’s Place, Inc. (The)	21,665	1,417,108
Christopher & Banks Corp.*	38,378	153,896
Finish Line, Inc. (The) (Class A Stock)	47,846	1,331,076
Francesca’s Holdings Corp.*(a)	44,300	596,721
Genesco, Inc.*	25,322	1,672,012
Group 1 Automotive, Inc.	22,464	2,040,405
Haverty Furniture Cos., Inc.	21,541	465,716
Hibbett Sports, Inc.*(a)	25,896	1,206,236
Kirkland’s, Inc.	15,600	434,772
Lithia Motors, Inc. (Class A Stock)	24,130	2,730,551
Lumber Liquidators Holdings, Inc.*(a)	28,322	586,549
MarineMax, Inc.*	26,542	624,002
Men’s Wearhouse, Inc. (The)	48,167	3,086,060
Monro Muffler Brake, Inc.	33,372	2,074,403
Outerwall, Inc.	19,431	1,478,893
Pep Boys-Manny Moe & Jack (The)*	56,326	691,120
Select Comfort Corp.*	54,900	1,650,843
Sonic Automotive, Inc. (Class A Stock)	34,547	823,255
Stage Stores, Inc.	33,079	579,875
Stein Mart, Inc.	29,583	309,734
Vitamin Shoppe, Inc.*	31,300	1,166,551
Zumiez, Inc.*	22,750	605,832

		31,102,346

Technology Hardware, Storage & Peripherals — 0.6%
Electronics For Imaging, Inc.*	49,300	2,145,043
QLogic Corp.*	91,600	1,299,804
Super Micro Computer, Inc.*	37,700	1,115,166

		4,560,013

Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.*	79,643	1,171,548
G-III Apparel Group Ltd.*	40,200	2,828,070
Iconix Brand Group, Inc.*(a)	50,131	1,251,771
Movado Group, Inc.	18,017	489,342
Oxford Industries, Inc.	15,316	1,339,384
Perry Ellis International, Inc.*	12,579	299,003
Steven Madden Ltd.*	58,700	2,511,186
Unifi, Inc.*	15,200	509,200
Wolverine World Wide, Inc.	108,454	3,088,770

		13,488,274

Thrifts & Mortgage Finance — 1.2%
Astoria Financial Corp.	92,700	1,278,333
Bank Mutual Corp.	45,335	347,720
BofI Holding, Inc.*(a)	14,200	1,501,082
Brookline Bancorp, Inc.	73,732	832,434
Dime Community Bancshares, Inc.	31,781	538,370

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
Northwest Bancshares, Inc.	97,000	$1,243,540
Oritani Financial Corp.	39,000	625,950
Provident Financial Services, Inc.(a)	56,700	1,076,733
TrustCo Bank Corp. NY	99,395	698,747
Walker & Dunlop, Inc.*	27,900	746,046

		8,888,955

Tobacco — 0.2%
Universal Corp.	23,800	1,364,216

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	42,228	1,674,340
DXP Enterprises, Inc.*	13,300	618,450
Kaman Corp.	28,722	1,204,601
Veritiv Corp.*	8,500	309,910

		3,807,301

Water Utilities — 0.2%
American States Water Co.	39,652	1,482,588

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	22,780	383,615

TOTAL COMMON STOCKS (cost $451,457,504)		735,715,381

EXCHANGE TRADED FUND — 0.7%
iShares Core S&P Small-Cap ETF(a) (cost $3,479,366)	43,800	5,163,144

TOTAL LONG-TERM INVESTMENTS (cost $454,936,870)		740,878,525

SHORT-TERM INVESTMENTS — 12.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $93,644,242; includes $86,589,727 of cash collateral for securities on loan) (Note 4)(b)(c)	93,644,242	93,644,242

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.152%, 09/17/15 (cost $749,756)(d)(e)	750	750,000

TOTAL SHORT-TERM INVESTMENTS (cost $94,393,998)		94,394,242

TOTAL INVESTMENTS — 111.3% (cost $549,330,868)		835,272,767
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (11.3)%		(84,470,231)

NET ASSETS — 100.0%		$750,802,536

SEE NOTES TO FINANCIAL STATEMENTS.

A148

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,464,857; cash collateral of $86,589,727 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Position:
78	Russell 2000 Mini Index	Sep. 2015	$9,863,379	$9,753,120	$(110,259)

(1)	A U.S. Treasury Obligation with a market value of $750,000 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,702,740	$—	$—
Air Freight & Logistics	6,374,123	—	—
Airlines	5,182,173	—	—
Auto Components	6,294,660	—	—
Automobiles	663,610	—	—
Banks	62,074,341	—	—
Biotechnology	8,666,187	—	—
Building Products	8,687,167	—	—
Capital Markets	12,379,827	—	—
Chemicals	16,853,011	—	—
Commercial Services & Supplies	20,655,519	—	—
Communications Equipment	8,164,494	—	—
Construction & Engineering	7,818,034	—	—
Construction Materials	1,409,645	—	—
Consumer Finance	8,575,741	—	—
Containers & Packaging	486,780	—	—
Distributors	3,389,144	—	—
Diversified Consumer Services	2,676,088	—	—
Diversified Financial Services	3,636,584	—	—
Diversified Telecommunication Services	4,999,690	—	—
Electric Utilities	6,402,163	—	—
Electrical Equipment	8,459,002	—	—
Electronic Equipment, Instruments & Components	29,877,789	—	—
Energy Equipment & Services	12,921,181	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A149

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food & Staples Retailing	$2,378,461	$—	$—
Food Products	12,928,383	—	—
Gas Utilities	13,371,395	—	—
Health Care Equipment & Supplies	34,546,030	—	—
Health Care Providers & Services	27,312,507	—	—
Health Care Technology	8,116,335	—	—
Hotels, Restaurants & Leisure	30,743,368	—	—
Household Durables	13,952,243	—	—
Household Products	1,725,844	—	—
Insurance	19,687,495	—	—
Internet & Catalog Retail	2,048,505	—	—
Internet Software & Services	15,134,198	—	—
IT Services	14,948,890	—	—
Leisure Products	2,313,508	—	—
Life Sciences Tools & Services	7,253,563	—	—
Machinery	27,315,932	—	—
Marine	1,917,024	—	—
Media	4,460,548	—	—
Metals & Mining	8,979,473	—	—
Multi-Utilities	4,253,472	—	—
Multiline Retail	1,218,924	—	—
Oil, Gas & Consumable Fuels	10,810,227	—	—
Paper & Forest Products	9,279,174	—	—
Personal Products	995,348	—	—
Pharmaceuticals	14,119,674	—	—
Professional Services	11,407,685	—	—
Real Estate Investment Trusts (REITs)	57,212,799	—	—
Real Estate Management & Development	463,969	—	—
Road & Rail	6,098,947	—	—
Semiconductors & Semiconductor Equipment	27,903,098	—	—
Software	17,391,361	—	—
Specialty Retail	31,102,346	—	—
Technology Hardware, Storage & Peripherals	4,560,013	—	—
Textiles, Apparel & Luxury Goods	13,488,274	—	—
Thrifts & Mortgage Finance	8,888,955	—	—
Tobacco	1,364,216	—	—
Trading Companies & Distributors	3,807,301	—	—
Water Utilities	1,482,588	—	—
Wireless Telecommunication Services	383,615	—	—
Exchange Traded Fund	5,163,144	—	—
Affiliated Money Market Mutual Fund	93,644,242	—	—
U.S. Treasury Obligation	—	750,000	—
Other Financial Instruments*
Futures Contracts	(110,259)	—	—

Total	$834,412,508	$750,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Affiliated Money Market Mutual Fund (including 11.5% of collateral for securities on loan)	12.5%
Banks	8.3
Real Estate Investment Trusts (REITs)	7.6
Health Care Equipment & Supplies	4.6
Specialty Retail	4.1
Hotels, Restaurants & Leisure	4.1
Electronic Equipment, Instruments & Components	4.0
Semiconductors & Semiconductor Equipment	3.7

Machinery	3.6%
Health Care Providers & Services	3.6
Commercial Services & Supplies	2.7
Insurance	2.6
Software	2.3
Chemicals	2.2
Internet Software & Services	2.0
IT Services	2.0
Pharmaceuticals	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

A150

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

Household Durables	1.9%
Aerospace & Defense	1.8
Textiles, Apparel & Luxury Goods	1.8
Gas Utilities	1.8
Food Products	1.7
Energy Equipment & Services	1.7
Capital Markets	1.6
Professional Services	1.5
Oil, Gas & Consumable Fuels	1.4
Paper & Forest Products	1.2
Metals & Mining	1.2
Thrifts & Mortgage Finance	1.2
Building Products	1.2
Biotechnology	1.2
Consumer Finance	1.1
Electrical Equipment	1.1
Communications Equipment	1.1
Health Care Technology	1.1
Construction & Engineering	1.0
Life Sciences Tools & Services	1.0
Electric Utilities	0.9
Air Freight & Logistics	0.8
Auto Components	0.8
Road & Rail	0.8
Airlines	0.7
Exchange Traded Fund	0.7
Diversified Telecommunication Services	0.7

Technology Hardware, Storage & Peripherals	0.6%
Media	0.6
Multi-Utilities	0.6
Trading Companies & Distributors	0.5
Diversified Financial Services	0.5
Distributors	0.5
Diversified Consumer Services	0.4
Food & Staples Retailing	0.3
Leisure Products	0.3
Internet & Catalog Retail	0.3
Marine	0.3
Household Products	0.2
Water Utilities	0.2
Construction Materials	0.2
Tobacco	0.2
Multiline Retail	0.2
Personal Products	0.1
U.S. Treasury Obligation	0.1
Automobiles	0.1
Containers & Packaging	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1

111.3
Liabilities in excess of other assets	(11.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as headging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker —variation margin futures	$110,259	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,104,890

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(585,629)

As of June 30, 2015, the Portfolio’s average volume at trade date for futures long positions was $10,640,533.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $84,464,857:
Unaffiliated investments (cost $455,686,626)	$741,628,525
Affiliated investments (cost $93,644,242)	93,644,242
Receivable for investments sold	10,551,370
Dividends and interest receivable	805,984
Receivable for Series shares sold	123,623
Due from broker—variation margin futures	34,595
Prepaid expenses	874

Total Assets	846,789,213

LIABILITIES
Payable to broker for collateral for securities on loan	86,589,727
Payable for investments purchased	8,558,223
Payable to custodian	477,792
Management fee payable	218,881
Accrued expenses	126,243
Payable for Series shares repurchased	14,885
Affiliated transfer agent fee payable	926

Total Liabilities	95,986,677

NET ASSETS	$750,802,536

Net assets were comprised of:
Paid-in capital	$292,541,393
Retained earnings	458,261,143

Net assets, June 30, 2015	$750,802,536

Net asset value and redemption price per share $750,802,536 / 26,179,532 outstanding shares of beneficial interest	$28.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,516)	$5,475,355
Affiliated income from securities lending, net	324,943
Affiliated dividend income	6,612
Interest income	399

Total income	5,807,309

EXPENSES
Management fee	1,494,910
Shareholders’ reports	56,000
Custodian and accounting fees	54,000
Audit fee	11,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Miscellaneous	32,325

Total expenses	1,672,235
Less: Management fee waiver	(186,869)

Net expenses	1,485,366

NET INVESTMENT INCOME	4,321,943

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	29,986,297
Futures transactions	1,104,890

31,091,187

Net change in unrealized appreciation (depreciation) on:
Investments	(5,228,007)
Futures	(585,629)

(5,813,636)

NET GAIN ON INVESTMENT TRANSACTIONS	25,277,551

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,599,494

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,321,943	$7,114,995
Net realized gain on investment transactions	31,091,187	56,954,073
Net change in unrealized appreciation (depreciation) on investments	(5,813,636)	(25,932,519)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,599,494	38,136,549

SERIES SHARE TRANSACTIONS
Series shares sold [113,375 and 439,963 shares, respectively]	3,192,677	11,510,506
Series shares repurchased [1,168,792 and 2,647,810 shares, respectively]	(32,926,545)	(68,806,270)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(29,733,868)	(57,295,764)

TOTAL DECREASE	(134,374)	(19,159,215)
NET ASSETS:
Beginning of period	750,936,910	770,096,125

End of period	$750,802,536	$750,936,910

SEE NOTES TO FINANCIAL STATEMENTS.

A152

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Boeing Co. (The)	119,436	$16,568,162
General Dynamics Corp.	58,200	8,246,358
Honeywell International, Inc.	144,050	14,688,779
L-3 Communications Holdings, Inc.	15,500	1,757,390
Lockheed Martin Corp.	49,598	9,220,268
Northrop Grumman Corp.	36,626	5,809,982
Precision Castparts Corp.	26,000	5,196,620
Raytheon Co.	56,818	5,436,346
Rockwell Collins, Inc.	24,600	2,271,810
Textron, Inc.	51,100	2,280,593
United Technologies Corp.	152,100	16,872,453

		88,348,761

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	27,300	1,703,247
Expeditors International of Washington, Inc.	35,600	1,641,338
FedEx Corp.	48,640	8,288,256
United Parcel Service, Inc. (Class B Stock)	127,900	12,394,789

		24,027,630

Airlines — 0.5%
American Airlines Group, Inc.	127,500	5,091,713
Delta Air Lines, Inc.	151,700	6,231,836
Southwest Airlines Co.	124,837	4,130,856

		15,454,405

Auto Components — 0.4%
BorgWarner, Inc.	41,800	2,375,912
Delphi Automotive PLC (United Kingdom)	53,600	4,560,824
Goodyear Tire & Rubber Co. (The)	50,000	1,507,500
Johnson Controls, Inc.	120,400	5,963,412

		14,407,648

Automobiles — 0.6%
Ford Motor Co.	726,959	10,911,655
General Motors Co.	248,200	8,272,506
Harley-Davidson, Inc.	38,900	2,192,015

		21,376,176

Banks — 6.0%
Bank of America Corp.	1,931,582	32,875,526
BB&T Corp.	133,100	5,365,261
Citigroup, Inc.	558,022	30,825,135
Comerica, Inc.	32,150	1,649,938
Fifth Third Bancorp	149,849	3,119,856
Huntington Bancshares, Inc.	148,275	1,676,990
JPMorgan Chase & Co.	685,045	46,418,649
KeyCorp	155,600	2,337,112
M&T Bank Corp.(a)	24,600	3,073,278
People’s United Financial, Inc.(a)	55,900	906,139
PNC Financial Services Group, Inc. (The)	95,593	9,143,471
Regions Financial Corp.	247,212	2,561,116
SunTrust Banks, Inc.	96,900	4,168,638
U.S. Bancorp	327,581	14,217,015

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Wells Fargo & Co.	861,436	$48,447,161
Zions Bancorporation	36,700	1,164,675

		207,949,960

Beverages — 2.0%
Brown-Forman Corp. (Class B Stock)	28,850	2,890,193
Coca-Cola Co. (The)	722,350	28,337,790
Coca-Cola Enterprises, Inc.	40,300	1,750,632
Constellation Brands, Inc. (Class A Stock)	31,100	3,608,222
Dr. Pepper Snapple Group, Inc.	36,000	2,624,400
Molson Coors Brewing Co. (Class B Stock)	29,600	2,066,376
Monster Beverage Corp.*	27,000	3,618,540
PepsiCo, Inc.	272,414	25,427,123

		70,323,276

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	40,300	7,285,031
Amgen, Inc.	139,894	21,476,527
Biogen, Inc.*	43,275	17,480,503
Celgene Corp.*	147,100	17,024,619
Gilead Sciences, Inc.	272,600	31,916,008
Regeneron Pharmaceuticals, Inc.*	13,700	6,988,781
Vertex Pharmaceuticals, Inc.*	44,600	5,507,208

		107,678,677

Building Products — 0.1%
Allegion PLC	17,733	1,066,463
Masco Corp.	63,500	1,693,545

		2,760,008

Capital Markets — 2.3%
Affiliated Managers Group, Inc.*	10,100	2,207,860
Ameriprise Financial, Inc.	33,700	4,210,141
Bank of New York Mellon Corp. (The)	204,389	8,578,206
BlackRock, Inc.	23,500	8,130,530
Charles Schwab Corp. (The)	211,400	6,902,210
E*TRADE Financial Corp.*	53,610	1,605,620
Franklin Resources, Inc.	72,400	3,549,772
Goldman Sachs Group, Inc. (The)	74,500	15,554,855
Invesco Ltd.	79,300	2,972,957
Legg Mason, Inc.	18,500	953,305
Morgan Stanley	283,410	10,993,474
Northern Trust Corp.	40,300	3,081,338
State Street Corp.	76,125	5,861,625
T. Rowe Price Group, Inc.	48,200	3,746,586

		78,348,479

Chemicals — 2.3%
Air Products & Chemicals, Inc.	35,600	4,871,148
Airgas, Inc.	12,800	1,353,984
CF Industries Holdings, Inc.	44,000	2,828,320
Dow Chemical Co. (The)	200,911	10,280,616
E.I. du Pont de Nemours & Co.	166,491	10,647,099
Eastman Chemical Co.	27,600	2,258,232
Ecolab, Inc.	49,300	5,574,351
FMC Corp.	24,900	1,308,495

SEE NOTES TO FINANCIAL STATEMENTS.

A153

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
International Flavors & Fragrances, Inc.	15,200	$1,661,208
LyondellBasell Industries NV (Class A Stock)	73,100	7,567,312
Monsanto Co.	88,796	9,464,766
Mosaic Co. (The)	57,400	2,689,190
PPG Industries, Inc.	50,400	5,781,888
Praxair, Inc.(a)	53,400	6,383,970
Sherwin-Williams Co. (The)	14,900	4,097,798
Sigma-Aldrich Corp.	22,100	3,079,635

		79,848,012

Commercial Services & Supplies — 0.4%
ADT Corp. (The)(a)	31,400	1,054,098
Cintas Corp.	17,500	1,480,325
Pitney Bowes, Inc.	37,400	778,294
Republic Services, Inc.	45,635	1,787,523
Stericycle, Inc.*	15,700	2,102,387
Tyco International PLC	77,600	2,986,048
Waste Management, Inc.	78,830	3,653,770

		13,842,445

Communications Equipment — 1.5%
Cisco Systems, Inc.	940,975	25,839,173
F5 Networks, Inc.*	13,500	1,624,725
Harris Corp.	22,700	1,745,857
Juniper Networks, Inc.	66,300	1,721,811
Motorola Solutions, Inc.	35,427	2,031,384
QUALCOMM, Inc.	301,950	18,911,129

		51,874,079

Construction & Engineering — 0.1%
Fluor Corp.	27,800	1,473,678
Jacobs Engineering Group, Inc.*(a)	23,600	958,632
Quanta Services, Inc.*	39,200	1,129,744

		3,562,054

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(a)	11,500	1,627,365
Vulcan Materials Co.	24,500	2,056,285

		3,683,650

Consumer Finance — 0.8%
American Express Co.	161,100	12,520,692
Capital One Financial Corp.	101,569	8,935,025
Discover Financial Services	82,605	4,759,700
Navient Corp.	72,400	1,318,404

		27,533,821

Containers & Packaging — 0.2%
Avery Dennison Corp.	16,900	1,029,886
Ball Corp.	25,400	1,781,810
MeadWestvaco Corp.	30,989	1,462,371
Owens-Illinois, Inc.*	30,300	695,082
Sealed Air Corp.	38,220	1,963,743

		6,932,892

Distributors — 0.1%
Genuine Parts Co.	28,225	2,526,984

Diversified Consumer Services
H&R Block, Inc.	50,900	1,509,185

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc. (Class B Stock)*	335,200	$45,624,072
CME Group, Inc.	58,600	5,453,316
Intercontinental Exchange, Inc.	20,698	4,628,280
Leucadia National Corp.	57,500	1,396,100
McGraw Hill Financial, Inc.	50,500	5,072,725
Moody’s Corp.(a)	32,820	3,543,247
NASDAQ OMX Group, Inc. (The)	22,100	1,078,701

		66,796,441

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	953,111	33,854,503
CenturyLink, Inc.	104,585	3,072,707
Frontier Communications Corp.(a)	191,716	948,994
Level 3 Communications, Inc.*	53,000	2,791,510
Verizon Communications, Inc.	755,738	35,224,948

		75,892,662

Electric Utilities — 1.6%
American Electric Power Co., Inc.	90,440	4,790,607
Duke Energy Corp.(a)	127,348	8,993,316
Edison International	60,200	3,345,916
Entergy Corp.	33,400	2,354,700
Eversource Energy	58,500	2,656,485
Exelon Corp.	158,773	4,988,648
FirstEnergy Corp.	77,780	2,531,739
NextEra Energy, Inc.	81,875	8,026,206
Pepco Holdings, Inc.	45,900	1,236,546
Pinnacle West Capital Corp.	20,900	1,189,001
PPL Corp.	123,100	3,627,757
Southern Co. (The)	166,800	6,988,920
Xcel Energy, Inc.	93,395	3,005,451

		53,735,292

Electrical Equipment — 0.5%
AMETEK, Inc.	44,200	2,421,276
Eaton Corp. PLC	86,961	5,868,998
Emerson Electric Co.	124,900	6,923,207
Rockwell Automation, Inc.	25,100	3,128,464

		18,341,945

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	57,300	3,321,681
Corning, Inc.	234,700	4,630,631
FLIR Systems, Inc.	25,000	770,500
TE Connectivity Ltd. (Switzerland)	75,000	4,822,500

		13,545,312

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	79,448	4,901,941
Cameron International Corp.*	36,300	1,901,031
Diamond Offshore Drilling, Inc.(a)	11,900	307,139
Ensco PLC (Class A Stock)	43,300	964,291
FMC Technologies, Inc.*	43,200	1,792,368
Halliburton Co.	156,500	6,740,455
Helmerich & Payne, Inc.(a)	20,000	1,408,400
National Oilwell Varco, Inc.	71,300	3,442,364
Noble Corp. PLC(a)	43,600	671,004
Schlumberger Ltd.	234,972	20,252,237
Transocean Ltd.(a)	61,500	991,380

		43,372,610

SEE NOTES TO FINANCIAL STATEMENTS.

A154

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	80,822	$10,915,819
CVS Health Corp.	207,238	21,735,122
Kroger Co. (The)	90,700	6,576,657
Sysco Corp.	109,400	3,949,340
Wal-Mart Stores, Inc.	291,500	20,676,095
Walgreens Boots Alliance, Inc.	159,600	13,476,624
Whole Foods Market, Inc.	66,600	2,626,704

		79,956,361

Food Products — 1.6%
Archer-Daniels-Midland Co.	117,138	5,648,394
Campbell Soup Co.(a)	32,400	1,543,860
ConAgra Foods, Inc.	78,700	3,440,764
General Mills, Inc.	111,500	6,212,780
Hershey Co. (The)	27,400	2,433,942
Hormel Foods Corp.	24,500	1,381,065
J.M. Smucker Co. (The)	18,200	1,973,062
Kellogg Co.	46,800	2,934,360
Keurig Green Mountain, Inc.	21,300	1,632,219
Kraft Foods Group, Inc.	108,537	9,240,840
McCormick & Co., Inc. (Non-Voting Shares)	23,700	1,918,515
Mead Johnson Nutrition Co.	37,393	3,373,596
Mondelez International, Inc. (Class A Stock)	301,511	12,404,163
Tyson Foods, Inc. (Class A Stock)(a)	54,000	2,302,020

		56,439,580

Gas Utilities
AGL Resources, Inc.	22,437	1,044,667

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	278,550	13,671,234
Baxter International, Inc.(a)	100,200	7,006,986
Becton, Dickinson & Co.	38,554	5,461,174
Boston Scientific Corp.*	242,699	4,295,772
C.R. Bard, Inc.	13,800	2,355,660
DENTSPLY International, Inc.	25,500	1,314,525
Edwards Lifesciences Corp.*	20,000	2,848,600
Intuitive Surgical, Inc.*	6,790	3,289,755
Medtronic PLC	261,828	19,401,455
St. Jude Medical, Inc.	52,100	3,806,947
Stryker Corp.	55,300	5,285,021
Varian Medical Systems, Inc.*(a)	18,700	1,576,971
Zimmer Biomet Holdings, Inc.	31,386	3,428,293

		73,742,393

Health Care Providers & Services — 2.9%
Aetna, Inc.	64,957	8,279,419
AmerisourceBergen Corp.	38,600	4,104,724
Anthem, Inc.	49,300	8,092,102
Cardinal Health, Inc.	60,975	5,100,559
Cigna Corp.	47,700	7,727,400
DaVita HealthCare Partners, Inc.*	32,000	2,543,040
Express Scripts Holding Co.*	133,626	11,884,696
HCA Holdings, Inc.*	54,400	4,935,168
Henry Schein, Inc.*	15,500	2,202,860
Humana, Inc.	27,700	5,298,456

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings*	18,600	$2,254,692
McKesson Corp.	43,007	9,668,404
Patterson Cos., Inc.	16,000	778,400
Quest Diagnostics, Inc.	27,000	1,958,040
Tenet Healthcare Corp.*	18,000	1,041,840
UnitedHealth Group, Inc.	175,700	21,435,400
Universal Health Services, Inc. (Class B Stock)	16,700	2,373,070

		99,678,270

Health Care Technology — 0.1%
Cerner Corp.*	56,300	3,888,078

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	83,200	4,109,248
Chipotle Mexican Grill, Inc.*	5,770	3,490,792
Darden Restaurants, Inc.	22,950	1,631,286
Marriott International, Inc. (Class A Stock)(a)	38,303	2,849,360
McDonald’s Corp.	176,800	16,808,376
Royal Caribbean Cruises Ltd.(a)	30,700	2,415,783
Starbucks Corp.	275,700	14,781,656
Starwood Hotels & Resorts Worldwide, Inc.	31,700	2,570,553
Wyndham Worldwide Corp.	22,463	1,839,944
Wynn Resorts Ltd.	14,900	1,470,183
Yum! Brands, Inc.	80,000	7,206,400

		59,173,581

Household Durables — 0.4%
D.R. Horton, Inc.	61,600	1,685,376
Garmin Ltd.	22,700	997,211
Harman International Industries, Inc.	12,900	1,534,326
Leggett & Platt, Inc.	25,900	1,260,812
Lennar Corp. (Class A Stock)(a)	33,200	1,694,528
Mohawk Industries, Inc.*	11,500	2,195,350
Newell Rubbermaid, Inc.	50,449	2,073,958
PulteGroup, Inc.	60,785	1,224,818
Whirlpool Corp.	14,507	2,510,436

		15,176,815

Household Products — 1.7%
Clorox Co. (The)	24,300	2,527,686
Colgate-Palmolive Co.	157,400	10,295,534
Kimberly-Clark Corp.	67,488	7,151,703
Procter & Gamble Co. (The)	498,406	38,995,286

		58,970,209

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	123,400	1,636,284
NRG Energy, Inc.	62,900	1,439,152

		3,075,436

Industrial Conglomerates — 2.3%
3M Co.	116,700	18,006,810
Danaher Corp.	113,000	9,671,670
General Electric Co.	1,849,875	49,151,179
Roper Technologies, Inc.	18,600	3,207,756

		80,037,415

SEE NOTES TO FINANCIAL STATEMENTS.

A155

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — 2.5%
ACE Ltd.	60,500	$6,151,640
Aflac, Inc.	81,100	5,044,420
Allstate Corp. (The)	76,888	4,987,725
American International Group, Inc.	245,429	15,172,421
Aon PLC	51,725	5,155,948
Assurant, Inc.	13,200	884,400
Chubb Corp. (The)	42,700	4,062,478
Cincinnati Financial Corp.	27,828	1,396,409
Genworth Financial, Inc. (Class A Stock)*	90,600	685,842
Hartford Financial Services Group, Inc. (The)	77,700	3,229,989
Lincoln National Corp.	47,063	2,787,071
Loews Corp.	55,526	2,138,306
Marsh & McLennan Cos., Inc.	99,500	5,641,650
MetLife, Inc.	205,300	11,494,747
Principal Financial Group, Inc.(a)	50,500	2,590,145
Progressive Corp. (The)(a)	99,000	2,755,170
Torchmark Corp.	23,375	1,360,892
Travelers Cos., Inc. (The)	59,398	5,741,411
Unum Group	46,656	1,667,952
XL Group PLC (Ireland)	53,500	1,990,200

		84,938,816

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.*	70,100	30,429,709
Expedia, Inc.	18,100	1,979,235
Netflix, Inc.*	11,070	7,272,326
Priceline Group, Inc. (The)*	9,570	11,018,611
TripAdvisor, Inc.*	20,900	1,821,226

		52,521,107

Internet Software & Services — 3.3%
Akamai Technologies, Inc.*	33,100	2,311,042
eBay, Inc.*	202,400	12,192,576
Equinix, Inc.	10,500	2,667,000
Facebook, Inc. (Class A Stock)*	386,000	33,105,290
Google, Inc. (Class A Stock)*	52,515	28,360,201
Google, Inc. (Class C Stock)*	52,840	27,503,748
VeriSign, Inc.*(a)	19,500	1,203,540
Yahoo!, Inc.*	160,200	6,294,258

		113,637,655

IT Services — 3.3%
Accenture PLC (Class A Stock)	115,400	11,168,412
Alliance Data Systems Corp.*	11,500	3,357,310
Automatic Data Processing, Inc.	87,700	7,036,171
Cognizant Technology Solutions Corp. (Class A Stock)*	112,100	6,848,189
Computer Sciences Corp.	26,300	1,726,332
Fidelity National Information Services, Inc.	52,700	3,256,860
Fiserv, Inc.*	44,100	3,652,803
International Business Machines Corp.	169,125	27,509,872
MasterCard, Inc. (Class A Stock)	178,500	16,686,180
Paychex, Inc.	60,350	2,829,208
Teradata Corp.*(a)	27,000	999,000
Total System Services, Inc.	29,893	1,248,631
Visa, Inc. (Class A Stock)	356,100	23,912,115

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Western Union Co. (The)(a)	96,304	$1,957,860
Xerox Corp.	189,611	2,017,461

		114,206,404

Leisure Products — 0.1%
Hasbro, Inc.	21,150	1,581,808
Mattel, Inc.	61,581	1,582,016

		3,163,824

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	61,982	2,391,266
PerkinElmer, Inc.	20,700	1,089,648
Thermo Fisher Scientific, Inc.	73,300	9,511,408
Waters Corp.*	15,500	1,989,890

		14,982,212

Machinery — 1.5%
Caterpillar, Inc.(a)	111,300	9,440,466
Cummins, Inc.	31,100	4,080,009
Deere & Co.	61,750	5,992,838
Dover Corp.	30,000	2,105,400
Flowserve Corp.	24,600	1,295,436
Illinois Tool Works, Inc.	63,275	5,808,012
Ingersoll-Rand PLC	48,700	3,283,354
Joy Global, Inc.	18,200	658,840
PACCAR, Inc.(a)	65,528	4,181,342
Pall Corp.	19,800	2,464,110
Parker-Hannifin Corp.	25,887	3,011,435
Pentair PLC (United Kingdom)	33,107	2,276,106
Snap-on, Inc.	11,000	1,751,750
Stanley Black & Decker, Inc.	29,135	3,066,167
Xylem, Inc.	33,600	1,245,552

		50,660,817

Media — 3.6%
Cablevision Systems Corp. (Class A Stock)(a)	39,300	940,842
CBS Corp. (Class B Non-Voting Stock)	84,468	4,687,974
Comcast Corp. (Class A Stock)	466,246	28,040,034
DIRECTV*	92,825	8,613,232
Discovery Communications, Inc. (Class A Stock)*(a)	27,500	914,650
Discovery Communications, Inc. (Class C Stock)*(a)	49,100	1,526,028
Gannett Co., Inc.*	21,050	294,489
Interpublic Group of Cos., Inc. (The)	75,062	1,446,445
News Corp. (Class A Stock)*	88,925	1,297,416
Omnicom Group, Inc.	45,600	3,168,744
Scripps Networks Interactive, Inc. (Class A Stock)(a)	17,900	1,170,123
Tegna, Inc.	42,100	1,350,147
Time Warner Cable, Inc.	51,626	9,198,204
Time Warner, Inc.	152,715	13,348,818
Twenty-First Century Fox, Inc. (Class A Stock)	325,700	10,599,906
Viacom, Inc. (Class B Stock)	67,443	4,359,516
Walt Disney Co. (The)	287,676	32,835,339

		123,791,907

SEE NOTES TO FINANCIAL STATEMENTS.

A156

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 0.3%
Alcoa, Inc.	224,376	$2,501,792
Allegheny Technologies, Inc.	19,340	584,068
Freeport-McMoRan, Inc.	189,012	3,519,404
Newmont Mining Corp.	96,303	2,249,638
Nucor Corp.	58,900	2,595,723

		11,450,625

Multiline Retail — 0.8%
Dollar General Corp.	55,100	4,283,474
Dollar Tree, Inc.*	38,000	3,001,620
Family Dollar Stores, Inc.	17,500	1,379,175
Kohl’s Corp.(a)	37,300	2,335,353
Macy’s, Inc.	62,920	4,245,212
Nordstrom, Inc.	26,000	1,937,000
Target Corp.	117,168	9,564,424

		26,746,258

Multi-Utilities — 1.1%
Ameren Corp.	44,900	1,691,832
CenterPoint Energy, Inc.	79,410	1,511,172
CMS Energy Corp.	51,000	1,623,840
Consolidated Edison, Inc.	54,100	3,131,308
Dominion Resources, Inc.	107,784	7,207,516
DTE Energy Co.	32,800	2,448,192
NiSource, Inc.	58,400	2,662,456
PG&E Corp.	88,000	4,320,800
Public Service Enterprise Group, Inc.	93,500	3,672,680
SCANA Corp.	26,600	1,347,290
Sempra Energy	42,754	4,230,081
TECO Energy, Inc.	42,300	747,018
Wec Energy Group, Inc.	58,676	2,638,678

		37,232,863

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	93,526	7,300,639
Apache Corp.	69,550	4,008,166
Cabot Oil & Gas Corp.(a)	76,300	2,406,502
Chesapeake Energy Corp.(a)	93,400	1,043,278
Chevron Corp.	345,542	33,334,437
Cimarex Energy Co.	16,200	1,787,022
ConocoPhillips	226,629	13,917,287
CONSOL Energy, Inc.(a)	41,800	908,732
Devon Energy Corp.	71,400	4,247,586
EOG Resources, Inc.	100,900	8,833,795
EQT Corp.	28,100	2,285,654
Exxon Mobil Corp.	771,704	64,205,773
Hess Corp.	44,975	3,007,928
Kinder Morgan, Inc.	316,543	12,152,086
Marathon Oil Corp.	124,594	3,306,725
Marathon Petroleum Corp.	100,894	5,277,765
Murphy Oil Corp.(a)	31,300	1,301,141
Newfield Exploration Co.*	30,000	1,083,600
Noble Energy, Inc.	71,400	3,047,352
Occidental Petroleum Corp.	141,600	11,012,232
ONEOK, Inc.	38,540	1,521,559
Phillips 66	100,364	8,085,324
Pioneer Natural Resources Co.	27,200	3,772,368
QEP Resources, Inc.	29,800	551,598

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	30,500	$1,506,090
Southwestern Energy Co.*	71,000	1,613,830
Spectra Energy Corp.	123,942	4,040,509
Tesoro Corp.	23,200	1,958,312
Valero Energy Corp.	95,100	5,953,260
Williams Cos., Inc. (The)	123,600	7,093,404

		220,563,954

Paper & Forest Products — 0.1%
International Paper Co.	78,067	3,715,208

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,200	3,570,392

Pharmaceuticals — 6.3%
AbbVie, Inc.	316,100	21,238,759
Allergan PLC*	71,706	21,759,903
Bristol-Myers Squibb Co.	306,040	20,363,902
Eli Lilly & Co.	179,400	14,978,106
Endo International PLC*	36,100	2,875,365
Hospira, Inc.*	31,720	2,813,881
Johnson & Johnson	510,996	49,801,670
Mallinckrodt PLC*	21,500	2,530,980
Merck & Co., Inc.	522,303	29,734,710
Mylan NV*(a)	73,800	5,008,068
Perrigo Co. PLC	26,500	4,897,995
Pfizer, Inc.	1,130,323	37,899,730
Zoetis, Inc.	92,500	4,460,350

		218,363,419

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	6,900	841,800
Equifax, Inc.	22,100	2,145,689
Nielsen NV	66,000	2,954,820
Robert Half International, Inc.	25,400	1,409,700

		7,352,009

Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	78,000	7,276,620
Apartment Investment & Management Co. (Class A Stock)	28,974	1,070,010
AvalonBay Communities, Inc.	24,418	3,903,706
Boston Properties, Inc.	28,300	3,425,432
Crown Castle International Corp.(a)	61,700	4,954,510
Equity Residential	67,200	4,715,424
Essex Property Trust, Inc.	12,100	2,571,250
General Growth Properties, Inc.	116,000	2,976,560
HCP, Inc.	85,100	3,103,597
Health Care REIT, Inc.	64,500	4,233,135
Host Hotels & Resorts, Inc.	137,326	2,723,174
Iron Mountain, Inc.(a)	34,030	1,054,930
Kimco Realty Corp.	76,200	1,717,548
Macerich Co. (The)	26,200	1,954,520
Plum Creek Timber Co., Inc.	32,100	1,302,297
Prologis, Inc.	94,528	3,506,989
Public Storage	26,800	4,941,116
Realty Income Corp.(a)	39,400	1,748,966
Simon Property Group, Inc.	57,101	9,879,615

SEE NOTES TO FINANCIAL STATEMENTS.

A157

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	18,300	$2,010,987
Ventas, Inc.	61,104	3,793,947
Vornado Realty Trust	32,257	3,062,157
Weyerhaeuser Co.	96,910	3,052,665

		78,979,155

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	52,300	1,935,100

Road & Rail — 0.8%
CSX Corp.	181,372	5,921,796
Kansas City Southern	20,600	1,878,720
Norfolk Southern Corp.	56,800	4,962,048
Ryder System, Inc.	9,600	838,752
Union Pacific Corp.	162,300	15,478,551

		29,079,867

Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	54,400	2,785,280
Analog Devices, Inc.	57,600	3,697,056
Applied Materials, Inc.	224,200	4,309,124
Avago Technologies Ltd. (Singapore)	47,400	6,300,882
Broadcom Corp. (Class A Stock)	100,650	5,182,468
First Solar, Inc.*(a)	14,300	671,814
Intel Corp.	870,600	26,479,299
KLA-Tencor Corp.	30,400	1,708,784
Lam Research Corp.	29,550	2,403,892
Linear Technology Corp.	44,200	1,954,966
Microchip Technology, Inc.(a)	37,300	1,768,953
Micron Technology, Inc.*(a)	197,100	3,713,364
NVIDIA Corp.	93,450	1,879,280
Qorvo, Inc.*	26,086	2,093,923
Skyworks Solutions, Inc.	35,300	3,674,730
Texas Instruments, Inc.(a)	192,300	9,905,373
Xilinx, Inc.	48,200	2,128,512

		80,657,700

Software — 3.6%
Adobe Systems, Inc.*	87,875	7,118,754
Autodesk, Inc.*	41,900	2,098,143
CA, Inc.(a)	58,873	1,724,390
Citrix Systems, Inc.*	29,700	2,083,752
Electronic Arts, Inc.*	57,400	3,817,100
Intuit, Inc.	51,100	5,149,347
Microsoft Corp.	1,494,000	65,960,100
Oracle Corp.	589,295	23,748,588
Red Hat, Inc.*(a)	33,600	2,551,248
Salesforce.com, inc.*	111,700	7,777,671
Symantec Corp.	124,811	2,901,856

		124,930,949

Specialty Retail — 2.3%
AutoNation, Inc.*	14,289	899,921
AutoZone, Inc.*(a)	5,900	3,934,710
Bed Bath & Beyond, Inc.*(a)	32,400	2,234,952
Best Buy Co., Inc.	53,825	1,755,233
CarMax, Inc.*	38,200	2,529,222

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
GameStop Corp. (Class A Stock)(a)	19,800	$850,608
Gap, Inc. (The)	49,087	1,873,651
Home Depot, Inc. (The)	241,169	26,801,111
L. Brands, Inc.	45,396	3,891,799
Lowe’s Cos., Inc.	172,825	11,574,091
O’Reilly Automotive, Inc.*	18,800	4,248,424
Ross Stores, Inc.	76,600	3,723,526
Staples, Inc.	116,100	1,777,491
Tiffany & Co.	20,800	1,909,440
TJX Cos., Inc. (The)	126,100	8,344,037
Tractor Supply Co.	25,200	2,266,488
Urban Outfitters, Inc.*	19,000	665,000

		79,279,704

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	1,062,405	133,252,147
EMC Corp.	362,474	9,565,689
Hewlett-Packard Co.	335,466	10,067,335
NetApp, Inc.	57,900	1,827,324
SanDisk Corp.	39,400	2,293,868
Seagate Technology PLC(a)	59,400	2,821,500
Western Digital Corp.	40,100	3,144,642

		162,972,505

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	51,000	1,765,110
Fossil Group, Inc.*	8,300	575,688
Hanesbrands, Inc.	74,000	2,465,680
Michael Kors Holdings Ltd.*	37,300	1,569,957
NIKE, Inc. (Class B Stock)	128,700	13,902,174
PVH Corp.	15,400	1,774,080
Ralph Lauren Corp.	11,400	1,508,904
Under Armour, Inc. (Class A Stock)*(a)	30,400	2,536,576
VF Corp.	63,244	4,410,637

		30,508,806

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	88,000	869,440

Tobacco 1.3%
Altria Group, Inc.	363,500	17,778,785
Philip Morris International, Inc.	284,600	22,816,382
Reynolds American, Inc.	76,242	5,692,228

		46,287,395

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	50,200	2,117,436
United Rentals, Inc.*(a)	17,900	1,568,398
W.W. Grainger, Inc.(a)	11,000	2,603,150

		6,288,984

TOTAL LONG-TERM INVESTMENTS (cost $1,329,571,580)		3,353,542,284

SEE NOTES TO FINANCIAL STATEMENTS.

A158

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENTS — 6.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 6.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $208,948,664; includes $111,980,415 of cash collateral for securities on loan) (Note 4)(b)(c)	208,948,664	$208,948,664

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills, 0.152%, 09/17/15 (cost $5,998,049)(d)(e)	6,000	6,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $214,946,713)		214,948,664

TOTAL INVESTMENTS — 103.1% (cost $1,544,518,293)		3,568,490,948
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (3.1)%		(107,560,000)

NET ASSETS — 100.0%		$3,460,930,948

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,588,439; cash collateral of $111,980,415 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Positions:
41	S&P 500 E-mini	Sep. 2015	$4,278,165	$4,211,520	$(66,645)
201	S&P 500 Index	Sep. 2015	104,944,702	103,233,600	(1,711,102)

					$(1,777,747)

(1)	A U.S. Government Treasury security with a market value of $6,000,000 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$88,348,761	$—	$—
Air Freight & Logistics	24,027,630	—	—
Airlines	15,454,405	—	—
Auto Components	14,407,648	—	—
Automobiles	21,376,176	—	—
Banks	207,949,960	—	—
Beverages	70,323,276	—	—
Biotechnology	107,678,677	—	—
Building Products	2,760,008	—	—
Capital Markets	78,348,479	—	—
Chemicals	79,848,012	—	—
Commercial Services & Supplies	13,842,445	—	—
Communications Equipment	51,874,079	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A159

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Construction & Engineering	$3,562,054	$—	$—
Construction Materials	3,683,650	—	—
Consumer Finance	27,533,821	—	—
Containers & Packaging	6,932,892	—	—
Distributors	2,526,984	—	—
Diversified Consumer Services	1,509,185	—	—
Diversified Financial Services	66,796,441	—	—
Diversified Telecommunication Services	75,892,662	—	—
Electric Utilities	53,735,292	—	—
Electrical Equipment	18,341,945	—	—
Electronic Equipment, Instruments & Components	13,545,312	—	—
Energy Equipment & Services	43,372,610	—	—
Food & Staples Retailing	79,956,361	—	—
Food Products	56,439,580	—	—
Gas Utilities	1,044,667	—	—
Health Care Equipment & Supplies	73,742,393	—	—
Health Care Providers & Services	99,678,270	—	—
Health Care Technology	3,888,078	—	—
Hotels, Restaurants & Leisure	59,173,581	—	—
Household Durables	15,176,815	—	—
Household Products	58,970,209	—	—
Independent Power & Renewable Electricity Producers	3,075,436	—	—
Industrial Conglomerates	80,037,415	—	—
Insurance	84,938,816	—	—
Internet & Catalog Retail	52,521,107	—	—
Internet Software & Services	113,637,655	—	—
IT Services	114,206,404	—	—
Leisure Products	3,163,824	—	—
Life Sciences Tools & Services	14,982,212	—	—
Machinery	50,660,817	—	—
Media	123,791,907	—	—
Metals & Mining	11,450,625	—	—
Multiline Retail	26,746,258	—	—
Multi-Utilities	37,232,863	—	—
Oil, Gas & Consumable Fuels	220,563,954	—	—
Paper & Forest Products	3,715,208	—	—
Personal Products	3,570,392	—	—
Pharmaceuticals	218,363,419	—	—
Professional Services	7,352,009	—	—
Real Estate Investment Trusts (REITs)	78,979,155	—	—
Real Estate Management & Development	1,935,100	—	—
Road & Rail	29,079,867	—	—
Semiconductors & Semiconductor Equipment	80,657,700	—	—
Software	124,930,949	—	—
Specialty Retail	79,279,704	—	—
Technology Hardware, Storage & Peripherals	162,972,505	—	—
Textiles, Apparel & Luxury Goods	30,508,806	—	—
Thrifts & Mortgage Finance	869,440	—	—
Tobacco	46,287,395	—	—
Trading Companies & Distributors	6,288,984	—	—
Affiliated Money Market Mutual Fund	208,948,664	—	—
U.S. Treasury Obligation	—	6,000,000	—
Other Financial Instruments*
Futures Contracts	(1,777,747)	—	—

Total	$3,560,713,201	$6,000,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Oil, Gas & Consumable Fuels	6.4%
Pharmaceuticals	6.3
Affiliated Money Market Mutual Fund (including 3.2% of collateral for securities on loan)	6.0
Banks	6.0
Technology Hardware, Storage & Peripherals	4.7
Software	3.6
Media	3.6
IT Services	3.3
Internet Software & Services	3.3
Biotechnology	3.1
Health Care Providers & Services	2.9
Aerospace & Defense	2.6
Insurance	2.5
Semiconductors & Semiconductor Equipment	2.3
Industrial Conglomerates	2.3
Food & Staples Retailing	2.3
Chemicals	2.3
Specialty Retail	2.3
Real Estate Investment Trusts (REITs)	2.3
Capital Markets	2.3
Diversified Telecommunication Services	2.2
Health Care Equipment & Supplies	2.1
Beverages	2.0
Diversified Financial Services	1.9
Hotels, Restaurants & Leisure	1.7
Household Products	1.7
Food Products	1.6
Electric Utilities	1.6
Internet & Catalog Retail	1.5
Communications Equipment	1.5
Machinery	1.5
Tobacco	1.3
Energy Equipment & Services	1.3

Multi-Utilities	1.1%
Textiles, Apparel & Luxury Goods	0.9
Road & Rail	0.8
Consumer Finance	0.8
Multiline Retail	0.8
Air Freight & Logistics	0.7
Automobiles	0.6
Electrical Equipment	0.5
Airlines	0.5
Household Durables	0.4
Life Sciences Tools & Services	0.4
Auto Components	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Metals & Mining	0.3
Professional Services	0.2
Containers & Packaging	0.2
Trading Companies & Distributors	0.2
U.S. Treasury Obligation	0.2
Health Care Technology	0.1
Paper & Forest Products	0.1
Construction Materials	0.1
Personal Products	0.1
Construction & Engineering	0.1
Leisure Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Building Products	0.1
Distributors	0.1
Real Estate Management & Development	0.1

103.1
Liabilities in excess of other assets	(3.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging Instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$—	Due from/to broker — variation margin futures	$1,777,747	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$7,070,392

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(5,795,603)

For the six months ended June 30, 2015, the Fund’s average value at trade date for futures long positions was $106,999,805.

SEE NOTES TO FINANCIAL STATEMENTS.

A161

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $108,588,439:
Unaffiliated investments (cost $1,335,569,629)	$3,359,542,284
Affiliated investments (cost $208,948,664)	208,948,664
Cash	287,493
Dividends and interest receivable	3,916,484
Receivable for investments sold	2,047,724
Due from broker—variation margin futures	203,970
Receivable for Series shares sold	8,163
Tax reclaim receivable	494
Prepaid expenses	3,496

Total Assets	3,574,958,772

LIABILITIES
Payable to broker for collateral for securities on loan	111,980,415
Management fee payable	868,539
Payable for Series shares repurchased	800,099
Payable for investments purchased	197,570
Accrued expenses and other liabilities	180,275
Affiliated transfer agent fee payable	926

Total Liabilities	114,027,824

NET ASSETS	$3,460,930,948

Net assets were comprised of:
Paid-in capital	$1,417,174,813
Retained earnings	2,043,756,135

Net assets, June 30, 2015	$3,460,930,948

Net asset value and redemption price per share $3,460,930,948 / 71,292,904 outstanding shares of beneficial interest	$48.55

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $6,862)	$34,621,339
Affiliated income from securities lending, net	134,749
Affiliated dividend income	88,207
Interest income	3,172

Total income	34,847,467

EXPENSES
Management fee	5,985,632
Custodian and accounting fees	162,000
Shareholders’ reports	54,000
Insurance expenses	20,000
Trustees’ fees	19,000
Audit fee	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Miscellaneous	13,251

Total expenses	6,277,883
Less: Management fee waiver	(855,117)

Net expenses	5,422,766

NET INVESTMENT INCOME	29,424,701

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	34,869,859
Futures transactions	7,070,392

41,940,251

Net change in unrealized appreciation (depreciation) on:
Investments	(28,370,106)
Futures	(5,795,603)

(34,165,709)

NET GAIN ON INVESTMENT TRANSACTIONS	7,774,542

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,199,243

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$29,424,701	$51,495,446
Net realized gain on investment transactions	41,940,251	41,942,935
Net change in unrealized appreciation (depreciation) on investments	(34,165,709)	295,725,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	37,199,243	389,163,886

DISTRIBUTIONS	(93,414,310)	(225,034,357)

SERIES SHARE TRANSACTIONS
Series shares sold [4,255,287 and 5,571,572 shares, respectively]	211,647,212	260,144,327
Series shares issued in reinvestment of distributions [1,896,737 and 4,895,244 shares, respectively]	93,414,310	225,034,357
Series shares repurchased [2,010,192 and 4,786,716 shares, respectively]	(100,589,305)	(227,184,200)

NET INCREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	204,472,217	257,994,484

TOTAL INCREASE	148,257,150	422,124,013
NET ASSETS:
Beginning of period	3,312,673,798	2,890,549,785

End of period	$3,460,930,948	$3,312,673,798

SEE NOTES TO FINANCIAL STATEMENTS.

A162

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.0%
Boeing Co. (The)	223,684	$31,029,445

Airlines — 0.8%
United Continental Holdings, Inc.*	227,257	12,046,894

Auto Components — 1.5%
Lear Corp.	211,920	23,790,139

Automobiles — 0.7%
General Motors Co.	330,357	11,010,799

Banks — 12.6%
Bank of America Corp.	1,948,329	33,160,559
Citigroup, Inc.	709,419	39,188,305
JPMorgan Chase & Co.	759,535	51,466,092
PNC Financial Services Group, Inc. (The)	236,738	22,643,990
Wells Fargo & Co.	861,891	48,472,750

		194,931,696

Capital Markets — 4.4%
Goldman Sachs Group, Inc. (The)	185,453	38,720,732
Morgan Stanley	766,950	29,749,990

		68,470,722

Chemicals — 1.3%
FMC Corp.	382,660	20,108,783

Communications Equipment — 1.5%
Brocade Communications Systems, Inc.	2,018,678	23,981,895

Consumer Finance — 4.9%
Capital One Financial Corp.	274,366	24,135,977
Navient Corp.	1,307,252	23,805,059
SLM Corp.*	2,825,889	27,891,524

		75,832,560

Diversified Financial Services — 1.5%
Voya Financial, Inc.	502,949	23,372,040

Electric Utilities — 2.1%
FirstEnergy Corp.	983,979	32,028,516

Electrical Equipment — 1.4%
Eaton Corp. PLC	332,344	22,429,897

Electronic Equipment, Instruments & Components — 1.0%
Flextronics International Ltd.*	1,330,282	15,045,489

Energy Equipment & Services — 1.4%
Halliburton Co.	513,346	22,109,812

Food Products — 3.7%
Bunge Ltd.	263,115	23,101,497
Mondelez International, Inc. (Class A Stock)	815,078	33,532,309

		56,633,806

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.(a)	142,268	15,539,934

Health Care Providers & Services — 3.8%
Cigna Corp.	226,416	36,679,392
HCA Holdings, Inc.*	243,502	22,090,501

		58,769,893

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	714,382	$35,283,327
Hyatt Hotels Corp. (Class A Stock)*	357,843	20,286,120

		55,569,447

Insurance — 3.6%
MetLife, Inc.	619,016	34,658,706
Travelers Cos., Inc. (The)(a)	216,668	20,943,129

		55,601,835

Internet Software & Services — 1.5%
Google, Inc. (Class A Stock)*	42,243	22,812,910

Machinery — 1.2%
SPX Corp.	268,787	19,457,491

Media — 5.8%
Comcast Corp. (Class A Stock)	499,574	30,044,380
Liberty Global PLC (United Kingdom) (Series C)*	563,947	28,552,637
Viacom, Inc. (Class B Stock)	178,452	11,535,137
Vivendi SA (France)	769,143	19,502,892

		89,635,046

Multiline Retail — 1.9%
Target Corp.	357,291	29,165,664

Multi-Utilities — 1.2%
PG&E Corp.	370,391	18,186,198

Oil, Gas & Consumable Fuels — 7.3%
Anadarko Petroleum Corp.	253,842	19,814,906
Chevron Corp.	144,148	13,905,958
Marathon Oil Corp.	828,482	21,987,912
Noble Energy, Inc.	439,314	18,749,922
Occidental Petroleum Corp.	231,947	18,038,518
Suncor Energy, Inc. (Canada)	730,914	20,114,753

		112,611,969

Pharmaceuticals — 12.0%
AbbVie, Inc.	280,700	18,860,233
Allergan PLC*	127,768	38,772,477
Bayer AG (Germany), ADR	164,132	23,140,150
Merck & Co., Inc.	565,538	32,196,078
Mylan NV*(a)	318,508	21,613,953
Pfizer, Inc.	866,712	29,060,854
Teva Pharmaceutical Industries Ltd. (Israel), ADR	376,226	22,234,957

		185,878,702

Road & Rail — 2.1%
Hertz Global Holdings, Inc.*	884,454	16,026,306
Union Pacific Corp.	165,834	15,815,589

		31,841,895

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	1,118,829	21,503,893

Software — 3.0%
Microsoft Corp.	658,519	29,073,614
PTC, Inc.*	410,037	16,819,718

		45,893,332

SEE NOTES TO FINANCIAL STATEMENTS.

A163

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	160,276	$20,102,617
EMC Corp.	808,337	21,332,014
Hewlett-Packard Co.	897,717	26,940,487
NCR Corp.*	433,722	13,055,032

		81,430,150

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.(a)	331,803	11,483,702

Wireless Telecommunication Services — 1.3%
Vodafone Group PLC (United Kingdom), ADR	568,907	20,736,660

TOTAL LONG-TERM INVESTMENTS (cost $1,090,278,248)		1,508,941,214

SHORT-TERM INVESTMENT — 4.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $72,166,327; includes $36,854,714 of cash collateral for securities on loan) (Note 4)(b)(c)	72,166,327	72,166,327

TOTAL INVESTMENTS — 102.2% (cost $1,162,444,575)		1,581,107,541
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(34,340,212)

NET ASSETS — 100.0%		$1,546,767,329

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,127,204; cash collateral of $36,854,714 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$31,029,445	$—	$—
Airlines	12,046,894	—	—
Auto Components	23,790,139	—	—
Automobiles	11,010,799	—	—
Banks	194,931,696	—	—
Capital Markets	68,470,722	—	—
Chemicals	20,108,783	—	—
Communications Equipment	23,981,895	—	—
Consumer Finance	75,832,560	—	—
Diversified Financial Services	23,372,040	—	—
Electric Utilities	32,028,516	—	—
Electrical Equipment	22,429,897	—	—
Electronic Equipment, Instruments & Components	15,045,489	—	—
Energy Equipment & Services	22,109,812	—	—
Food Products	56,633,806	—	—
Health Care Equipment & Supplies	15,539,934	—	—
Health Care Providers & Services	58,769,893	—	—
Hotels, Restaurants & Leisure	55,569,447	—	—
Insurance	55,601,835	—	—
Internet Software & Services	22,812,910	—	—
Machinery	19,457,491	—	—
Media	70,132,154	19,502,892	—
Multiline Retail	29,165,664	—	—
Multi-Utilities	18,186,198	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A164

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$112,611,969	$—	$—
Pharmaceuticals	185,878,702	—	—
Road & Rail	31,841,895	—	—
Semiconductors & Semiconductor Equipment	21,503,893	—	—
Software	45,893,332	—	—
Technology Hardware, Storage & Peripherals	81,430,150	—	—
Textiles, Apparel & Luxury Goods	11,483,702	—	—
Wireless Telecommunication Services	20,736,660	—	—
Affiliated Money Market Mutual Fund	72,166,327	—	—

Total	$1,561,604,649	$19,502,892	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Banks	12.6%
Pharmaceuticals	12.0
Oil, Gas & Consumable Fuels	7.3
Media	5.8
Technology Hardware, Storage & Peripherals	5.3
Consumer Finance	4.9
Affiliated Money Market Mutual Fund (including 2.4% of collateral for securities on loan)	4.7
Capital Markets	4.4
Health Care Providers & Services	3.8
Food Products	3.7
Insurance	3.6
Hotels, Restaurants & Leisure	3.6
Software	3.0
Electric Utilities	2.1
Road & Rail	2.1
Aerospace & Defense	2.0
Multiline Retail	1.9
Communications Equipment	1.5

Auto Components	1.5%
Diversified Financial Services	1.5
Internet Software & Services	1.5
Electrical Equipment	1.4
Energy Equipment & Services	1.4
Semiconductors & Semiconductor Equipment	1.4
Wireless Telecommunication Services	1.3
Chemicals	1.3
Machinery	1.2
Multi-Utilities	1.2
Health Care Equipment & Supplies	1.0
Electronic Equipment, Instruments & Components	1.0
Airlines	0.8
Textiles, Apparel & Luxury Goods	0.7
Automobiles	0.7

102.2
Liabilities in excess of other assets	(2.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A165

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $36,127,204:
Unaffiliated investments (cost $1,090,278,248)	$1,508,941,214
Affiliated investments (cost $72,166,327)	72,166,327
Cash	2,630
Foreign currency, at value (cost $605,352)	600,236
Dividends receivable	2,020,480
Tax reclaim receivable	1,088,062
Receivable for Series shares sold	4,273
Prepaid expenses	1,874

Total Assets	1,584,825,096

LIABILITIES
Payable to broker for collateral for securities on loan	36,854,714
Payable for Series shares repurchased	554,874
Management fee payable	519,803
Accrued expenses	123,303
Distribution fee payable	2,190
Administration fee payable	1,314
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	643

Total Liabilities	38,057,767

NET ASSETS	$1,546,767,329

Net assets were comprised of:
Paid-in capital	$969,061,162
Retained earnings	577,706,167

Net assets, June 30, 2015	$1,546,767,329

Class I:
Net asset value and redemption price per share $1,536,346,093 / 57,814,759 outstanding shares of beneficial interest	$26.57

Class II:
Net asset value and redemption price per share $10,421,236 / 393,318 outstanding shares of beneficial interest	$26.50

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $376,507)	$15,503,413
Affiliated dividend income	31,702
Affiliated income from securities lending, net	12,545

Total income	15,547,660

EXPENSES
Management fee	3,123,685
Distribution fee—Class II	13,076
Administration fee—Class II	7,846
Custodian and accounting fees	77,000
Shareholders’ reports	52,000
Insurance expenses	11,000
Trustees’ fees	11,000
Audit fee	11,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Miscellaneous	9,334

Total expenses	3,327,941

NET INVESTMENT INCOME	12,219,719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	38,045,254
Foreign currency transactions	2,697

38,047,951

Net change in unrealized appreciation (depreciation) on:
Investments	(44,565,753)
Foreign currencies	(10,037)

(44,575,790)

NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(6,527,839)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,691,880

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$12,219,719	$17,952,928
Net realized gain on investment and foreign currency transactions	38,047,951	109,078,499
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(44,575,790)	26,171,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,691,880	153,202,962

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	2,774,840	11,406,469
Series shares repurchased	(64,882,842)	(137,573,230)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(62,108,002)	(126,166,761)

TOTAL INCREASE (DECREASE)	(56,416,122)	27,036,201
NET ASSETS:
Beginning of period	1,603,183,451	1,576,147,250

End of period	$1,546,767,329	$1,603,183,451

SEE NOTES TO FINANCIAL STATEMENTS.

A166

GLOSSARY

SCHEDULE OF INVESTMENTS	As of June 30, 2015 (Unaudited)

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Index

CDX	Credit Derivative Index
DAX	German Stock Index
IBEX	Spanish Stock Index
STOXX	Stock Index of Eurozone

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AID	Agency for International Development
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CDO	Collateralized Debt Obligation
CDO	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
COLIBOR	Columbia Interbank Offered Rate
CVA	Certificate Van Aandelen (Bearer)
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PO	Principle Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Service
STRIPS	Separate Trading of Registered Interest and Principle of Securities
SWX	Swiss Exchange
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

SEE NOTES TO FINANCIAL STATEMENTS.

A167

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to the thirteen Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

High Yield Bond Portfolio:    High total return.

Jennison Portfolio:    Long-term growth of capital.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity.

Natural Resources Portfolio:    Long-term growth of capital.

Small Capitalization Stock Portfolio:    Long-term growth of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

Value Portfolio:    Capital appreciation.

Note 2:	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

B1

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Portfolio values all of its securities of sufficient credit quality, at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of their net assets (the Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the

B2

time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss

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from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, the value of equities or foreign currency exchange rates. The Portfolio may also use futures to gain additional market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options:    Certain Portfolios purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change

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in the price of the security underlying the written option. The Portfolio, as a purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options, and guarantees the options contracts against default.

Swap Agreements:    Certain Portfolios entered into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and

B5

may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Certain Portfolios entered into total return swaps to manage its exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are arrangements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian, and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the

B6

portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2015, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending:    Each Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial

B7

statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), Brown Advisory, LLC (“Brown”), LSV Asset Management (“LSV”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, cost of compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.74	***
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.13	*
Natural Resources Portfolio	0.45	0.40	****
Small Capitalization Stock Portfolio	0.40	0.35	**
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.30	**
Value Portfolio	0.40	0.40

*	In order to support the income yield, PI has voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield of the Portfolio (excluding capital gain or loss) does not fall below 0.00%. Prior to July 1, 2012, PI had voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield of the Portfolio (excluding capital gain or loss) did not fall below 0.02%. The waiver is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended June 30, 2015, the total waiver as a result of this voluntary agreement was $999,485 or an annualized 0.27% of the Money Market Portfolio’s average daily net assets.
**	PI has contractually agreed, through June 30, 2016, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

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***	PI has contractually agreed, through March 31, 2015, to waive a portion of its management fee equal to an annual rate of 0.01% of the average daily net assets of the Portfolio. Effective April 1, 2015, PI has contractually agreed, through June 30, 2016, to waive a portion of its management fee equal to an annual rate of 0.011% of the average daily net assets of the Portfolio.
****	PI had contractually agreed, through June 30, 2015, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

At June 30, 2015, the Subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Certain Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$176,026
Global Portfolio	12,946
Jennison Portfolio	51,559
Natural Resources Portfolio	37,779
Value Portfolio	51,062

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Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated for the securities lending as follows:

Portfolio	Amount
Conservative Balanced Portfolio	$34,257
Diversified Bond Portfolio	10,242
Equity Portfolio	42,269
Flexible Managed Portfolio	31,773
Global Portfolio	3,706
Government Income Portfolio	4,145
High Yield Bond Portfolio	192,760
Jennison Portfolio	35,289
Natural Resources Portfolio	34,156
Small Capitalization Stock Portfolio	97,061
Stock Index Portfolio	40,250
Value Portfolio	3,747

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2015 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,890,866,083	$1,979,635,655
Diversified Bond Portfolio	202,903,490	138,157,957
Equity Portfolio	629,127,960	751,646,232
Flexible Managed Portfolio	3,375,981,936	3,516,590,583
Global Portfolio	116,907,055	130,673,102
Government Income Portfolio	1,043,483,955	1,028,889,951
High Yield Bond Portfolio	1,104,963,050	930,669,422
Jennison Portfolio	253,008,331	304,217,488
Natural Resources Portfolio	100,637,700	117,665,442
Small Capitalization Stock Portfolio	46,551,400	69,682,379
Stock Index Portfolio	235,291,565	95,779,442
Value Portfolio	216,340,777	242,023,705

Options written transactions, during the six months ended June 30, 2015, were as follows:

Conservative Balanced Portfolio	Notional Amount (000)	Premiums
Balance as of December 31, 2014	84,000	$38,632
Options written	530,100	775,130
Options closed	(268,000)	(415,369)
Options expired	(291,700)	(157,081)

Balance as of June 30, 2015	54,400	$241,312

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Diversified Bond Portfolio	Notional Amount (000)	Premiums
Balance as of December 31, 2014	649,000	$455,618
Options written	132,238,850	934,850
Options closed	(131,705,000)	(391,476)
Options expired	(649,500)	(727,831)

Balance as of June 30, 2015	533,350	$271,161

Flexible Managed Portfolio	Notional Amount (000)	Premiums
Balance as of December 31, 2014	108,800	$50,037
Options written	661,100	987,732
Options closed	(329,700)	(506,869)
Options expired	(364,800)	(196,326)

Balance as of June 30, 2015	75,400	$334,574

Government Income Portfolio	Notional Amount (000)	Premiums
Balance as of December 31, 2014	76,400	$35,136
Options written	384,000	576,773
Options closed	(199,500)	(307,761)
Options expired	(218,500)	(116,067)

Balance as of June 30, 2015	42,400	$188,081

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2015, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

B11

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2015:
Series shares sold	139,289	$5,459,082
Series shares repurchased	(3,706,537)	(145,555,630)

Net increase (decrease) in shares outstanding	(3,567,248)	$(140,096,548)

Year ended December 31, 2014:
Series shares sold	334,797	$12,282,548
Series shares repurchased	(7,032,156)	(259,927,615)

Net increase (decrease) in shares outstanding	(6,697,359)	$(247,645,067)

Class II
Six months ended June 30, 2015:
Series shares sold	412	$16,562
Series shares repurchased	(7,152)	(282,561)

Net increase (decrease) in shares outstanding	(6,740)	$(265,999)

Year ended December 31, 2014:
Series shares sold	14,613	$533,921
Series shares repurchased	(21,926)	(816,476)

Net increase (decrease) in shares outstanding	(7,313)	$(282,555)

Jennison Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2015:
Shares sold	202,166	$8,715,849
Shares repurchased	(1,437,789)	(62,113,884)

Net increase (decrease) in shares outstanding	(1,235,623)	$(53,398,035)

Year ended December 31, 2014:
Shares sold	437,648	$16,981,425
Shares repurchased	(3,542,532)	(136,572,954)

Net increase (decrease) in shares outstanding	(3,104,884)	$(119,591,529)

Class II
Six months ended June 30, 2015:
Shares sold	170,725	$7,196,668
Shares repurchased	(154,988)	(6,493,321)

Net increase (decrease) in shares outstanding	15,737	$703,347

Year ended December 31, 2014:
Shares sold	251,796	$9,480,751
Shares repurchased	(262,299)	(9,828,686)

Net increase (decrease) in shares outstanding	(10,503)	$(347,935)

B12

Natural Resources Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2015:
Shares sold	256,608	$7,757,178
Shares repurchased	(1,128,436)	(33,785,551)

Net increase (decrease) in shares outstanding	(871,828)	$(26,028,373)

Year ended December 31, 2014:
Shares sold	439,890	$17,269,602
Shares repurchased	(1,968,633)	(74,412,547)

Net increase (decrease) in shares outstanding	(1,528,743)	$(57,142,945)

Class II
Six months ended June 30, 2015:
Shares sold	544,739	$15,610,769
Shares repurchased	(542,534)	(16,340,649)

Net increase (decrease) in shares outstanding	2,205	$(729,880)

Year ended December 31, 2014:
Shares sold	534,762	$19,096,047
Shares repurchased	(522,704)	(19,771,982)

Net increase (decrease) in shares outstanding	12,058	$(675,935)

Value Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2015:
Shares sold	100,305	$2,642,840
Shares repurchased	(2,433,890)	(64,522,737)

Net increase (decrease) in shares outstanding	(2,333,585)	$(61,879,897)

Year ended December 31, 2014:
Shares sold	321,290	$8,064,035
Shares repurchased	(5,408,640)	(136,662,414)

Net increase (decrease) in shares outstanding	(5,087,350)	$(128,598,379)

Class II
Six months ended June 30, 2015:
Shares sold	5,001	$132,000
Shares repurchased	(13,576)	(360,105)

Net increase (decrease) in shares outstanding	(8,575)	$(228,105)

Year ended December 31, 2014:
Shares sold	129,503	$3,342,434
Shares repurchased	(35,694)	(910,816)

Net increase (decrease) in shares outstanding	93,809	$2,431,618

Note 8:	Borrowings

The Portfolios (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B13

The following Portfolios utilized the SCA during the six months ended June 30, 2015. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Maximum Balance Outstanding	Amount Outstanding at June 30, 2015
Diversified Bond Portfolio	$223,600	5	1.43%	$391,000	—
Global Portfolio	351,333	3	1.43%	471,000	—
Jennison Portfolio	1,376,278	18	1.43%	3,775,000	—

Note 9:	Ownership and Affiliates

As of June 30, 2015, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10:	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

B14

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014(a)	2013(a)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.45		$20.63	$17.77	$16.32	$15.96	$14.65

Income (Loss) From Investment Operations:
Net investment income	.20		.36	.35	.38	.36	.37
Net realized and unrealized gain (loss) on investments	(.08)		1.46	2.51	1.43	.37	1.31

Total from investment operations	.12		1.82	2.86	1.81	.73	1.68

Less Distributions	—		—	—	(.36)	(.37)	(.37)

Net Asset Value, end of period	$22.57		$22.45	$20.63	$17.77	$16.32	$15.96

Total Return(b)	.53%		8.82%	16.09%	11.23%	4.60%	11.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,502.6		$2,574.4	$2,504.4	$2,287.0	$2,191.6	$2,234.7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58	%(e)	.58%	.58%	.58%	.59%	.59%
Expenses before waivers and/or expense reimbursement	.58	%(e)	.58%	.58%	.58%	.59%	.59%
Net investment income	1.77	%(e)	1.66%	1.84%	2.11%	2.12%	2.32%
Portfolio turnover rate(d)	109	%(f)	134%	196%	188%	215%	185%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014(a)	2013	2012(a)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.66		$11.01	$11.88	$11.74	$11.67	$11.16

Income (Loss) From Investment Operations:
Net investment income	.21		.43	.48	.54	.56	.52
Net realized and unrealized gain (loss) on investments	(.24)		.34	(.56)	.66	.30	.63

Total from investment operations	(.03)		.77	(.08)	1.20	.86	1.15

Less Distributions	—		(.12)	(.79)	(1.06)	(.79)	(.64)

Net Asset Value, end of period	$11.63		$11.66	$11.01	$11.88	$11.74	$11.67

Total Return(b)	(.26)%		7.09%	(.71)%	10.68%	7.51%	10.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,035.0		$1,067.9	$1,197.5	$1,305.9	$1,556.9	$1,522.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.44	%(e)	.44%	.44%	.44%	.42%	.46%
Expenses before waivers and/or expense reimbursement	.44	%(e)	.44%	.44%	.44%	.42%	.46%
Net investment income	3.55	%(e)	3.73%	4.10%	4.57%	4.76%	4.46%
Portfolio turnover rate	37	%(f)	50%	111%	144%	167%	191%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$38.56		$35.81	$26.81	$23.73	$24.75	$22.30

Income (Loss) From Investment Operations:
Net investment income	.17		.19	.27	.27	.13	.15
Net realized and unrealized gain (loss) on investments	1.06		2.56	8.73	2.96	(.98)	2.48

Total from investment operations	1.23		2.75	9.00	3.23	(.85)	2.63

Less Distributions:	—		—	—	(.15)	(.17)	(.18)

Net Asset Value, end of period	$39.79		$38.56	$35.81	$26.81	$23.73	$24.75

Total Return(a)	3.19%		7.68%	33.57%	13.69%	(3.47)%	11.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,004.3		$4,017.6	$3,970.9	$3,167.0	$2,997.5	$3,324.3
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.47%	.48%	.48%
Expenses before waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.47%	.48%	.48%
Net investment income	.87	%(d)	.52%	.86%	1.04%	.58%	.71%
Portfolio turnover rate	16	%(e)	51%	45%	48%	49%	68%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$38.66		$36.05	$27.10	$23.99	$25.00	$22.46

Income (Loss) From Investment Operations:
Net investment income	.09		.04	.13	.17	.06	.04
Net realized and unrealized gain (loss) on investments	1.07		2.57	8.82	3.00	(1.03)	2.54

Total from investment operations	1.16		2.61	8.95	3.17	(.97)	2.58

Less Distributions:	—		—	—	(.06)	(.04)	(.04)

Net Asset Value, end of period	$39.82		$38.66	$36.05	$27.10	$23.99	$25.00

Total Return(a)	3.00%		7.24%	33.03%	13.23%	(3.87)%	11.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.0		$2.2	$2.3	$1.8	$2.0	$1.9
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.87%	.88%	.88%
Expenses before waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.87%	.88%	.88%
Net investment income	.48	%(d)	.11%	.47%	.63%	.19%	.34%
Portfolio turnover rate	16	%(e)	51%	45%	48%	49%	68%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014(a)	2013(a)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.71		$21.35	$17.77	$15.99	$15.63	$14.28

Income (Loss) From Investment Operations:
Net investment income	.21		.37	.36	.37	.33	.31
Net realized and unrealized gain (loss) on investments	(.01)		1.99	3.22	1.74	.34	1.37

Total from investment operations	.20		2.36	3.58	2.11	.67	1.68

Less Distributions	—		—	—	(.33)	(.31)	(.33)

Net Asset Value, end of period	$23.91		$23.71	$21.35	$17.77	$15.99	$15.63

Total Return(b)	.84%		11.05%	20.15%	13.37%	4.34%	12.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,865.9		$3,943.8	$3,730.6	$3,265.8	$3,036.8	$3,077.3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.63%	.64%
Expenses before waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.63%	.64%
Net investment income	1.79	%(e)	1.66%	1.86%	2.05%	2.01%	2.06%
Portfolio turnover rate(d)	108	%(f)	161%	210%	214%	246%	205%

	Global Portfolio
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.72		$24.91	$19.57	$16.94	$18.49	$16.68

Income (Loss) From Investment Operations:
Net investment income	.24		.37	.31	.36	.29	.28
Net realized and unrealized gain (loss) on investments	.90		.44	5.03	2.57	(1.56)	1.79

Total from investment operations	1.14		.81	5.34	2.93	(1.27)	2.07

Less Distributions	—		—	—	(.30)	(.28)	(.26)

Net Asset Value, end of period	$26.86		$25.72	$24.91	$19.57	$16.94	$18.49

Total Return(b)	4.43%		3.25%	27.29%	17.52%	(6.97)%	12.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$732.4		$719.2	$744.5	$611.2	$564.2	$648.5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements	.81	%(e)	.81%	.84%	.84%	.84%	.87%
Expenses before waivers and/or expense reimbursements	.82	%(e)	.82%	.84%	.84%	.84%	.87%
Net investment income	1.78	%(e)	1.45%	1.29%	1.82%	1.54%	1.60%
Portfolio turnover rate	17	%(f)	37%	70%	57%	69%	69%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.92		$11.30	$12.15	$12.37	$12.03	$11.86

Income (Loss) From Investment Operations:
Net investment income	.09		.21	.21	.25	.30	.35
Net realized and unrealized gain (loss) on investments	(.07)		.45	(.49)	.19	.60	.47

Total from investment operations	.02		.66	(.28)	.44	.90	.82

Less Distributions	—		(.04)	(.57)	(.66)	(.56)	(.65)

Net Asset Value, end of period	$11.94		$11.92	$11.30	$12.15	$12.37	$12.03

Total Return(a)	.17%		5.86%	(2.34)%	3.63%	7.63%	6.99%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$330.0		$339.2	$341.1	$382.9	$416.7	$399.2
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	.48	%(d)	.47%	.49%	.48%	.46%	.50%
Expenses before waivers and/or expense reimbursement	.48	%(d)	.47%	.49%	.48%	.46%	.50%
Net investment income	1.43	%(d)	1.73%	1.78%	1.96%	2.48%	2.87%
Portfolio turnover rate(c)	341	%(e)	830%	1135%	1154%	1554%	1122%

	High Yield Bond Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.11		$5.29	$5.26	$4.93	$5.06	$4.83

Income (Loss) From Investment Operations:
Net investment income	.16		.32	.34	.35	.38	.42
Net realized and unrealized gain (loss) on investments	(.02)		(.18)	.03	.34	(.13)	.23

Total from investment operations	.14		.14	.37	.69	.25	.65

Less Distributions	(.16)		(.32)	(.34)	(.36)	(.38)	(.42)

Net Asset Value, end of period	$5.09		$5.11	$5.29	$5.26	$4.93	$5.06

Total Return(a)	2.74%		2.71%	7.26%	14.43%	5.10%	14.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,286.8		$3,245.9	$3,020.5	$2,841.8	$2,158.4	$2,141.2
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	.57	%(d)	.57%	.57%	.57%	.58%	.58%
Expenses before waivers and/or expense reimbursements	.57	%(d)	.57%	.57%	.57%	.58%	.58%
Net investment income	6.17	%(d)	5.95%	6.34%	6.95%	7.53%	8.51%
Portfolio turnover rate	29	%(e)	48%	54%	53%	68%	89%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014	2013(a)	2012(a)	2011	2010(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$40.85		$37.15	$26.98	$23.26	$23.26	$20.87

Income (Loss) From Investment Operations:
Net investment income	.05		.06	.06	.11	.03	.06
Net realized and unrealized gain on investments	3.50		3.64	10.11	3.65	.04	2.42

Total from investment operations	3.55		3.70	10.17	3.76	.07	2.48

Less Distributions	—		—	—	(.04)	(.07)	(.09)

Net Asset Value, end of period	$44.40		$40.85	$37.15	$26.98	$23.26	$23.26

Total Return(b)	8.69%		9.96%	37.69%	16.18%	.30%	11.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,662.3		$1,580.0	$1,551.9	$1,213.3	$1,126.3	$1,362.1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.64%	.64%
Expenses before waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.64%	.64%
Net investment income	.23	%(e)	.15%	.18%	.42%	.16%	.29%
Portfolio turnover rate	15	%(f)	34%	40%	45%	51%	67%

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014	2013(a)	2012(a)	2011	2010(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$39.80		$36.33	$26.49	$22.89	$22.91	$20.55

Income (Loss) From Investment Operations:
Net investment income (loss)	(.03)		(.10)	(.07)	— (d)	(.07)	(.02)
Net realized and unrealized gain on investments	3.40		3.57	9.91	3.60	.05	2.38

Total from investment operations	3.37		3.47	9.84	3.60	(.02)	2.36

Less Distributions	—		—	—	—	—	— (d)

Net Asset Value, end of period	$43.17		$39.80	$36.33	$26.49	$22.89	$22.91

Total Return(b)	8.47%		9.55%	37.15%	15.73%	(.09)%	11.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$48.1		$43.7	$40.3	$33.6	$31.9	$33.2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03	%(e)	1.03%	1.03%	1.03%	1.04%	1.04%
Expenses before waivers and/or expense reimbursement	1.03	%(e)	1.03%	1.03%	1.03%	1.04%	1.04%
Net investment income (loss)	(.17	)%(e)	(.25)%	(.22)%	.02%	(.24)%	(.10)%
Portfolio turnover rate	15	%(f)	34%	40%	45%	51%	67%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014		2013		2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00		$10.00		$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	—	(a)	—	(a)	—	(a)	— (a)	— (a)	— (a)
Distributions	—	(a)	—	(a)	—	(a)	— (a)	— (a)	— (a)
Capital contributions(c)	—		—		—		—	—	— (a)

Net Asset Value, end of period	$10.00		$10.00		$10.00		$10.00	$10.00	$10.00

Total Return(b)	—	%(d)	—	%(d)	—	%(d)	.01%	.02%	.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$687.1		$823.6		$866.0		$903.5	$1,016.0	$1,127.1
Ratios to average net assets:
Expenses after waivers and/or expense reimbursements	.17	%(e)	.16%		.17%		.21%	.18%	.25%
Expenses before waivers and/or expense reimbursements	.44	%(e)	.44%		.44%		.44%	.42%	.44%
Net investment income	.00	%(e)	.00	%(d)	.00	%(d)	.01%	.02%	.03%

(a)	Less than $.005 per share.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(d)	Less than .005%.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014(a)	2013(a)	2012	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.87		$37.29	$33.83	$38.25	$47.33	$37.15

Income (Loss) From Investment Operations:
Net investment income	.17		.23	.20	.25	.16	.08
Net realized and unrealized gain (loss) on investments	(1.18)		(7.65)	3.26	(1.49)	(9.16)	10.26

Total from investment operations	(1.01)		(7.42)	3.46	(1.24)	(9.00)	10.34

Less Distributions	—		—	—	(3.18)	(.08)	(.16)

Net Asset Value, end of period	$28.86		$29.87	$37.29	$33.83	$38.25	$47.33

Total Return(b)	(3.38)%		(19.90)%	10.23%	(2.47)%	(19.03)%	27.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$543.9		$589.0	$792.1	$802.2	$926.6	$1,259.5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.46	%(d)	.45%	.48%	.50%	.50%	.50%
Expenses before waivers and/or expense reimbursement	.51	%(d)	.50%	.51%	.50%	.50%	.50%
Net investment income	1.16	%(d)	.59%	.55%	.71%	.36%	.22%
Portfolio turnover rate	17	%(e)	24%	22%	26%	34%	28%

	Natural Resources Portfolio
	Class II
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014(a)	2013(a)	2012	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.35		$36.78	$33.50	$37.89	$46.98	$36.88

Income (Loss) From Investment Operations:
Net investment income (loss)	.11		.07	.05	.12	(.02)	(.07)
Net realized and unrealized gain (loss) on investments	(1.16)		(7.50)	3.23	(1.51)	(9.07)	10.20

Total from investment operations	(1.05)		(7.43)	3.28	(1.39)	(9.09)	10.13

Less Distributions	—		—	—	(3.00)	—	(.03)

Net Asset Value, end of period	$28.30		$29.35	$36.78	$33.50	$37.89	$46.98

Total Return(b)	(3.58)%		(20.20)%	9.79%	(2.94)%	(19.35)%	27.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$42.0		$43.5	$54.1	$61.2	$67.9	$101.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.86	%(d)	.85%	.88%	.90%	.90%	.90%
Expenses before waivers and/or expense reimbursement	.91	%(d)	.90%	.91%	.90%	.90%	.90%
Net investment income (loss)	.76	%(d)	.19%	.15%	.31%	(.04)%	(.18)%
Portfolio turnover rate	17	%(e)	24%	22%	26%	34%	28%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31,
			2014(d)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.57		$26.16	$18.56	$17.00	$17.27	$13.83

Income (Loss) From Investment Operations:
Net investment income	.16		.25	.22	.26	.10	.13
Net realized and unrealized gain (loss) on investments	.95		1.16	7.38	2.35	— (c)	3.43

Total from investment operations	1.11		1.41	7.60	2.61	.10	3.56

Less Distributions	—		—	—	(1.05)	(.37)	(.12)

Net Asset Value, end of period	$28.68		$27.57	$26.16	$18.56	$17.00	$17.27

Total Return(a)	4.03%		5.39%	40.95%	16.03%	.56%	25.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$750.8		$750.9	$770.1	$578.4	$542.6	$589.9
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	.40	%(e)	.40%	.42%	.46%	.48%	.49%
Expenses before waivers and/or expense reimbursements	.45	%(e)	.45%	.45%	.46%	.48%	.49%
Net investment income	1.16	%(e)	.96%	.92%	1.43%	.60%	.88%
Portfolio turnover rate	6	%(f)	15%	14%	10%	17%	15%

	Stock Index Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014(d)	2013(d)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$49.33		$47.02	$35.65	$31.47	$31.37	$27.89

Income (Loss) From Investment Operations:
Net investment income	.43		.79	.73	.68	.54	.48
Net realized and unrealized gain on investments	.13		5.20	10.64	4.19	.07	3.51

Total from investment operations	.56		5.99	11.37	4.87	.61	3.99

Less Distributions	(1.34)		(3.68)	—	(.69)	(.51)	(.51)

Net Asset Value, end of period	$48.55		$49.33	$47.02	$35.65	$31.47	$31.37

Total Return(a)	1.10%		13.31%	31.89%	15.68%	1.95%	14.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,460.9		$3,312.7	$2,890.5	$2,340.3	$2,162.4	$2,277.6
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	.32	%(e)	.32%	.32%	.32%	.33%	.36%
Expenses before waivers and/or expense reimbursements	.37	%(e)	.37%	.37%	.37%	.38%	.38%
Net investment income	1.72	%(e)	1.67%	1.77%	1.97%	1.74%	1.70%
Portfolio turnover rate	3	%(f)	5%	3%	2%	2%	4%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.48		$24.05	$18.07	$15.93	$17.04	$15.10

Income (Loss) From Investment Operations:
Net investment income	.21		.29	.22	.22	.14	.17
Net realized and unrealized gain (loss) on investments	(.12)		2.14	5.76	2.09	(1.08)	1.90

Total from investment operations	.09		2.43	5.98	2.31	(.94)	2.07

Less Distributions	—		—	—	(.17)	(.17)	(.13)

Net Asset Value, end of period	$26.57		$26.48	$24.05	$18.07	$15.93	$17.04

Total Return(b)	.34%		10.10%	33.09%	14.62%	(5.58)%	13.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,536.3		$1,592.6	$1,568.7	$1,263.3	$1,231.6	$1,432.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.42	%(d)	.40%	.40%	.43%	.43%	.44%
Expenses before waivers and/or expense reimbursement	.42	%(d)	.42%	.43%	.43%	.43%	.44%
Net investment income	1.57	%(d)	1.13%	1.06%	1.36%	.90%	1.08%
Portfolio turnover rate	14	%(e)	37%	41%	28%	43%	63%

	Value Portfolio
	Class II
	Six Months Ended June 30, 2015(a)		Year Ended December 31,
			2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.45		$24.12	$18.20	$16.04	$17.13	$15.16

Income (Loss) From Investment Operations:
Net investment income	.16		.18	.16	.17	.08	.12
Net realized and unrealized gain (loss) on investments	(.11)		2.15	5.76	2.08	(1.08)	1.90

Total from investment operations	.05		2.33	5.92	2.25	(1.00)	2.02

Less Distributions	—		—	—	(.09)	(.09)	(.05)

Net Asset Value, end of period	$26.50		$26.45	$24.12	$18.20	$16.04	$17.13

Total Return(b)	.19%		9.66%	32.53%	14.14%	(5.89)%	13.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.4		$10.6	$7.4	$6.2	$6.0	$7.1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.82	%(d)	.80%	.80%	.83%	.83%	.84%
Expenses before waivers and/or expense reimbursement	.82	%(d)	.82%	.83%	.83%	.83%	.84%
Net investment income	1.17	%(d)	.73%	.66%	.95%	.50%	.69%
Portfolio turnover rate	14	%(e)	37%	41%	28%	43%	63%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that the management fee was subject to a voluntary waiver by PI of 0.05% of the management fee at each breakpoint level, and that PI had agreed to retain this waiver.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2014, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of similar mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its benchmark index over the one-, three- and five-year periods.

•

The Board noted that the Portfolio’s portfolio manager team responsible for the Portfolio’s performance record had recently been replaced, resulting in changes in the securities selection process for the Portfolio.

•

The Board further noted that the Portfolio’s repositioning by the new portfolio manager was not completed until the end of 2014 and that through the first quarter of 2015 the Portfolio beat its benchmark and its Peer Universe median.

•

The Board considered that the Portfolio’s performance had improved during the first quarter of 2015, with the Portfolio ranked in the second quartile of its Peer Universe and outperforming its benchmark index.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to continue to monitor the Portfolio’s performance and to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	—
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed over the one-year period.

•

The Board considered that the Portfolio’s recent performance had improved, with the Portfolio ranked in the first quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2015.

•	The Board noted that PI had contractually agreed to waive of 0.011% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the three- and ten-year periods, although it underperformed over the one- and five-year periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio’s net performance (which reflects the impact of Portfolio fees, expenses and subsidies) in relation to the Peer Universe was in the second quartile for the one-, three- and five-year periods, and in the first quartile for the ten-year period.

•

The Board noted that PI presently voluntarily waived a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%. The Board and PI agreed to continue PI’s voluntary yield waiver support.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	2nd Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed against its benchmark index over the ten-year period, although it underperformed over the one-, three- and five-year periods.

•

The Board considered PI’s explanation that the Portfolio historically demonstrated a volatile pattern of returns over shorter time periods, but that over longer time periods the Portfolio had outperformed peer funds and its benchmark index.

•	At the Board’s request, PI agreed to present strategic alternatives to the Board if the performance of the Portfolio does not improve promptly.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.05% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio’s outperformed its benchmark index over the five- and ten-year periods, although it underperformed over the one- and three-year periods.

•	The Board further considered that, through the first quarter of 2015, the Portfolio outperformed its benchmark and its Peer Universe median for the trailing one-, three-, five- and ten-year periods.

•	The Board took into account that, on a net basis, the Portfolio outperformed its Peer Universe Median for all periods.

•	The Board noted that PI had contractually agreed to waive 0.05% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed over the one-, three- and five-year periods.

•

The Board noted that the Portfolio’s portfolio manager team responsible for the Portfolio’s performance record had recently been replaced, resulting in changes in the securities selection process for the Portfolio.

•

The Board further noted that the Portfolio’s repositioning by the new portfolio manager was not completed until the end of 2014 and that through the first quarter of 2015 the Portfolio’s performance had begun to improve.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to continue to monitor the Portfolio’s performance and to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2015 Prudential Financial, Inc. and its related entities. Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229045-00004-00    PSF-SAR-A

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

SP International Growth Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2015

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2015

SP International Growth
Five Largest Holdings	(% of Net Assets	)
Tencent Holdings Ltd. (China)	2.8%
Continental AG (Germany)	2.3%
Murata Manufacturing Co. Ltd. (Japan)	2.2%
FANUC Corp. (Japan)	2.1%
St. James’s Place PLC (United Kingdom)	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP International Growth (Class I)	Actual	$1,000.00	$1,084.20	1.23%	$6.36
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
SP International Growth (Class II)	Actual	$1,000.00	$1,082.30	1.63%	$8.42
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 97.5%	Shares	Value (Note 2)
Argentina — 0.7%
MercadoLibre, Inc.	4,086	$578,986

Australia — 1.2%
Brambles Ltd.	30,615	249,749
Insurance Australia Group Ltd.	72,745	312,758
Macquarie Group Ltd.	7,507	470,355

		1,032,862

Austria — 0.3%
Andritz AG	5,040	279,096

Belgium — 0.3%
Colruyt SA	5,905	264,887

Canada — 2.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	24,051	1,028,859
Brookfield Asset Management, Inc. (Class A Stock)	16,924	591,155
Home Capital Group, Inc.	6,900	239,097
Shawcor Ltd.	5,645	165,373
Suncor Energy, Inc.	15,215	419,052

		2,443,536

China — 7.3%
Alibaba Group Holding Ltd., ADR*	13,103	1,077,984
Baidu, Inc., ADR*	1,471	292,846
China Overseas Land & Investment Ltd.	82,000	288,650
JD.com, Inc., ADR*	31,247	1,065,523
Lenovo Group Ltd.	262,000	362,232
NetEase, Inc., ADR	2,369	343,185
Tencent Holdings Ltd.	117,841	2,356,411
Vipshop Holdings Ltd., ADS*(a)	20,728	461,198

		6,248,029

Denmark — 1.6%
Jyske Bank A/S*	5,682	285,331
Novo Nordisk A/S (Class B Stock)	19,916	1,092,888

		1,378,219

Finland — 0.5%
Sampo OYJ (Class A Stock)	8,891	419,007

France — 7.4%
Arkema SA	3,057	220,984
BNP Paribas SA	4,150	251,834
Cap Gemini SA	6,626	587,837
Dassault Systemes SA	19,225	1,395,626
Hermes International	530	197,892
JCDecaux SA	6,440	269,310
Pernod Ricard SA	2,115	244,500
Publicis Groupe SA	3,980	295,010
Rexel SA	18,809	303,514
Sanofi	4,240	419,464
Schneider Electric SE	4,395	304,306
Sodexo	4,305	409,827
SPIE SA*	6,100	121,391
Total SA	7,000	343,357
Valeo SA	5,762	911,453

		6,276,305

COMMON STOCKS (continued)	Shares	Value (Note 2)
Germany — 6.7%
Bayer AG	9,667	$1,353,771
Bayerische Motoren Werke AG	3,505	383,849
Brenntag AG	6,185	354,905
Continental AG	8,262	1,956,258
Deutsche Boerse AG	3,095	256,352
KUKA AG	6,753	562,487
Linde AG	1,765	334,492
Rational AG	406	149,119
SAP SE, ADR(a)	4,680	328,676

		5,679,909

Hong Kong — 0.7%
AIA Group Ltd.	77,600	507,400
Jardine Matheson Holdings Ltd.	2,200	124,740

		632,140

India — 1.2%
HDFC Bank Ltd., ADR	10,767	651,727
Tata Motors Ltd., ADR	10,562	364,072

		1,015,799

Indonesia — 0.7%
PT Bank Rakyat Indonesia Persero Tbk	345,200	267,174
PT Tower Bersama Infrastructure Tbk*	162,434	112,391
PT Tower Bersama Infrastructure Tbk , 144A*(g)	256,930	177,774

		557,339

Ireland — 2.1%
DCC PLC	3,475	272,891
Ryanair Holdings PLC, ADR	5,877	419,324
Shire PLC	13,740	1,103,996

		1,796,211

Israel — 2.5%
Bezeq Israeli Telecommunication Corp. Ltd.	215,779	367,466
Check Point Software Technologies Ltd.*(a)	12,878	1,024,445
Teva Pharmaceutical Industries Ltd., ADR	12,020	710,382

		2,102,293

Italy — 3.0%
Anima Holding SpA	35,468	311,525
Anima Holding SpA, 144A(g)	5,753	50,530
Azimut Holding SpA	8,870	259,642
Brembo SpA	10,482	447,166
Intesa Sanpaolo SpA	166,435	604,407
Luxottica Group SpA	13,924	926,197

		2,599,467

Japan — 19.2%
Astellas Pharma, Inc.	27,200	387,487
Daikin Industries Ltd.	7,200	517,596
FANUC Corp.	8,613	1,762,354
Fuji Heavy Industries Ltd.	38,624	1,420,235
Hoya Corp.	9,600	384,478
Kansai Paint Co. Ltd.	31,600	489,585
Kao Corp.	8,600	399,960

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Keyence Corp.	1,500	$808,465
Laox Co. Ltd.*	61,047	232,585
Minebea Co. Ltd.	53,544	883,924
Miraca Holdings, Inc.	5,700	284,796
Murata Manufacturing Co. Ltd.	10,851	1,893,667
Nihon Kohden Corp.	9,700	239,981
Nitori Holdings Co. Ltd.	3,500	285,350
Ono Pharmaceutical Co. Ltd.	6,083	663,929
ORIX Corp.	30,400	451,424
Pigeon Corp.	34,542	1,087,830
Santen Pharmaceutical Co. Ltd.	22,600	319,761
SMC Corp.	3,000	902,758
SoftBank Group Corp.	5,000	294,515
Sugi Holdings Co. Ltd.	3,300	168,363
Sumitomo Mitsui Financial Group, Inc.	7,800	347,250
Sundrug Co. Ltd.	5,100	303,681
Sysmex Corp.	13,901	827,909
Toyota Motor Corp.	8,000	535,338
Unicharm Corp.	18,951	450,172

		16,343,393

Mexico — 0.4%
Alsea SAB de CV	93,231	281,339
Alsea SAB de CV, 144A(g)	20,763	62,656

		343,995

Netherlands — 2.0%
Akzo Nobel NV	5,082	371,033
ASML Holding NV	4,565	474,841
Koninklijke Ahold NV	12,930	242,731
NXP Semiconductors NV*	3,471	340,852
Royal Dutch Shell PLC (Class A Stock)	10,016	284,854

		1,714,311

Norway — 0.2%
DnB ASA	10,665	177,611

Philippines — 0.6%
Universal Robina Corp.	128,499	552,521

Singapore — 0.2%
United Overseas Bank Ltd.	10,000	171,090

South Africa — 2.5%
Aspen Pharmacare Holdings Ltd.	29,944	885,517
Aspen Pharmacare Holdings Ltd., 144A(g)	2,865	84,725
Bidvest Group Ltd. (The)	11,335	286,812
Discovery Ltd.	42,696	443,422
Mr. Price Group Ltd.	22,173	456,386

		2,156,862

South Korea — 1.5%
Amorepacific Corp.	1,037	387,797
Samsung Electronics Co. Ltd.	762	864,555

		1,252,352

Spain — 2.8%
Amadeus IT Holding SA (Class A Stock)	24,864	992,578
Banco Bilbao Vizcaya Argentaria SA	19,474	191,896

COMMON STOCKS (continued)	Shares	Value (Note 2)
Spain (continued)
Inditex SA	38,136	$1,243,897

		2,428,371

Sweden — 2.2%
Assa Abloy AB	30,321	570,817
Atlas Copco AB (Class A Stock)	11,671	326,535
Hexagon AB (Class B Stock)	11,781	426,714
Nordea Bank AB	20,100	250,682
Telefonaktiebolaget LM Ericsson (Class B Stock)	31,155	324,484

		1,899,232

Switzerland — 6.9%
Actelion Ltd.*	3,712	543,628
Cie Financiere Richemont SA	2,870	233,268
Geberit AG	1,090	363,400
Givaudan SA*	298	515,929
Julius Baer Group Ltd.*	5,345	299,929
Novartis AG	14,928	1,468,325
Partners Group Holding AG	2,350	702,386
Pentair PLC	2,900	199,375
Roche Holding AG	2,185	612,655
SGS SA	220	401,191
Sonova Holding AG	1,360	183,906
UBS Group AG*	17,960	381,048

		5,905,040

Taiwan — 0.8%
Largan Precision Co. Ltd.	6,000	684,905

United Kingdom — 15.9%
Aldermore Group PLC*	25,961	125,800
Aldermore Group PLC, 144A*(g)	21,716	105,229
Amlin PLC	53,739	402,077
ARM Holdings PLC	39,826	651,704
Ashtead Group PLC	36,761	633,564
AstraZeneca PLC	13,185	834,477
Barclays PLC	82,085	336,436
Bunzl PLC	17,522	477,988
Burberry Group PLC	13,587	335,194
Compass Group PLC	37,940	627,491
Howden Joinery Group PLC	45,140	366,389
IG Group Holdings PLC	24,923	292,131
InterContinental Hotels Group PLC	8,611	347,165
ITV PLC	168,176	695,813
Just Eat PLC*	49,102	313,755
Just Eat PLC, 144A*(g)	74,390	475,341
Lloyds Banking Group PLC	279,230	374,780
OneSavings Bank PLC	68,039	336,753
OneSavings Bank PLC, 144A(g)	20,118	99,572
Prudential PLC	34,217	824,609
Reckitt Benckiser Group PLC	5,461	470,923
Reed Elsevier PLC	51,872	842,950
SABMiller PLC	4,545	235,659
Spectris PLC	5,780	191,498
St. James’s Place PLC	113,592	1,615,219
TalkTalk Telecom Group PLC(a)	77,310	464,243
Travis Perkins PLC	10,835	358,850

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Wolseley PLC	5,468	$348,716
WPP PLC	17,606	395,185

		13,579,511

United States — 3.2%
Allergan PLC*	3,288	997,777
AON PLC	4,360	434,605
Jazz Pharmaceuticals PLC*	4,006	705,336
Nielsen NV	8,420	376,963
Samsonite International SA	58,000	200,529

		2,715,210

TOTAL COMMON STOCKS (cost $70,177,082)		83,228,489

	Units
PARTICIPATORY NOTE* — 0.6%
India
Bharti Infratel Ltd., Private Placement, Expiring 06/18/20, 144A(g) (cost $521,085)	75,344	528,181

	Shares
PREFERRED STOCKS — 0.8%
Germany
Henkel AG & Co. KGaA (PRFC)	3,280	368,069
Volkswagen AG (PRFC)	1,335	309,826

TOTAL PREFERRED STOCKS (cost $611,856)		677,895

	Units
WARRANTS*
Thailand
Minor International PCL, Expiring 11/03/17 (cost $0)	13,111	1,568

TOTAL LONG-TERM INVESTMENTS (cost $71,310,023)		84,436,133

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $2,626,346; includes $2,201,984 of cash collateral for securities on loan) (Note 4)(b)(w)	2,626,346	$2,626,346

TOTAL INVESTMENTS — 102.0% (cost $73,936,369)		87,062,479
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(1,733,145)

NET ASSETS — 100.0%		$85,329,334

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Share
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,153,414; cash collateral of $2,201,984 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that has been deemed illiquid.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

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SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$578,986	$—	$—
Australia	—	1,032,862	—
Austria	—	279,096	—
Belgium	—	264,887	—
Canada	2,443,536	—	—
China	3,240,736	3,007,293	—
Denmark	—	1,378,219	—
Finland	—	419,007	—
France	121,391	6,154,914	—
Germany	477,795	5,202,114	—
Hong Kong	124,740	507,400	—
India	1,015,799	—	—
Indonesia	112,391	444,948	—
Ireland	419,324	1,376,887	—
Israel	1,734,827	367,466	—
Italy	—	2,599,467	—
Japan	—	16,343,393	—
Mexico	281,339	62,656	—
Netherlands	340,852	1,373,459	—
Norway	—	177,611	—
Philippines	—	552,521	—
Singapore	—	171,090	—
South Africa	—	2,156,862	—
South Korea	—	1,252,352	—
Spain	—	2,428,371	—
Sweden	—	1,899,232	—
Switzerland	199,375	5,705,665	—
Taiwan	—	684,905	—
United Kingdom	462,553	13,116,958	—
United States	2,715,210	—	—
Preferred Stocks
Germany	—	677,895	—
Warrants
Thailand	1,568	—	—
Participatory Note
India	—	528,181	—
Affiliated Money Market Mutual Fund	2,626,346	—	—

Total	$16,896,768	$70,165,711	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Pharmaceuticals	13.9%
Internet Software & Services	6.5
Machinery	6.0
Insurance	5.9
Electronic Equipment, Instruments & Components	5.0
Banks	4.7
Auto Components	3.9
Automobiles	3.5
Software	3.2
Affiliated Money Market Mutual Fund (including 2.6% of collateral for securities on loan)	3.1
Specialty Retail	2.9
Media	2.9
Trading Companies & Distributors	2.9
Capital Markets	2.9
Household Products	2.8
Food & Staples Retailing	2.4
Chemicals	2.3
Textiles, Apparel & Luxury Goods	2.2
Hotels, Restaurants & Leisure	2.0
IT Services	1.9
Internet & Catalog Retail	1.8
Semiconductors & Semiconductor Equipment	1.8
Building Products	1.6
Health Care Equipment & Supplies	1.5
Technology Hardware, Storage & Peripherals	1.4
Wireless Telecommunication Services	1.3
Oil, Gas & Consumable Fuels	1.2
Diversified Financial Services	1.1
Real Estate Management & Development	1.0
Personal Products	1.0
Professional Services	1.0
Diversified Telecommunication Services	0.9
Thrifts & Mortgage Finance	0.8
Industrial Conglomerates	0.7
Food Products	0.6
Biotechnology	0.6
Beverages	0.6
Airlines	0.5
Communications Equipment	0.4
Electrical Equipment	0.4
Health Care Providers & Services	0.3
Commercial Services & Supplies	0.3
Energy Equipment & Services	0.2
Construction & Engineering	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Portfolio's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$529,749	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

For the six months ended June 30, 2015, the Portfolio did not have any realized gain or (loss) or derivatives recognized in income on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Participatory Notes(1)	Warrants(1)	Total
Equity contracts	$7,096	$(369)	$6,727

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

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SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS
Investments at value, including securities on loan of $2,153,414:
Unaffiliated investments (cost $71,310,023)	$84,436,133
Affiliated investments (cost $2,626,346)	2,626,346
Foreign currency, at value (cost $71,754)	71,644
Tax reclaim receivable	483,871
Receivable for investments sold	262,891
Dividends receivable	57,116
Prepaid expenses	128

Total assets	87,938,129

LIABILITIES
Payable to broker for collateral for securities on loan	2,201,984
Accrued expenses and other liabilities	137,112
Loan payable	103,000
Payable for Series shares repurchased	61,994
Management fee payable	58,974
Payable for investments purchased	42,036
Distribution fee payable	1,497
Administration fee payable	1,268
Affiliated transfer agent fee payable	926
Loan interest payable (Note 8)	4

Total liabilities	2,608,795

NET ASSETS	$85,329,334

Net assets were comprised of:
Paid-in capital	$101,477,666
Retained earnings	(16,148,332)

Net assets, June 30, 2015	$85,329,334

Class I:
Net asset value and redemption price per share $78,216,705 / 12,142,387 outstanding shares of beneficial interest	$6.44

Class II:
Net asset value and redemption price per share $7,112,629 / 1,127,442 outstanding shares of beneficial interest	$6.31

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $107,630)	$980,688
Affiliated income from securities lending, net	9,753
Affiliated dividend income	1,087

Total income	991,528

EXPENSES
Management fee	362,297
Distribution fee—Class II	8,959
Administration fee—Class II	5,376
Custodian and accounting fees	91,000
Shareholders’ reports	29,000
Audit fee	14,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Insurance expenses	1,000
Interest expense	4
Miscellaneous	17,418

Total expenses	545,054
Less: Management fee waiver and/or expense reimbursement	(5,541)

Net expenses	539,513

NET INVESTMENT INCOME	452,015

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	2,767,229
Foreign currency transactions	(30,703)

2,736,526

Net change in unrealized appreciation (depreciation) on:
Investments	3,672,560
Foreign currencies	(1,079)

3,671,481

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	6,408,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,860,022

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$452,015	$453,449
Net realized gain on investment and foreign currency transactions	2,736,526	4,334,159
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,671,481	(10,137,649)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,860,022	(5,350,041)

SERIES SHARE TRANSACTIONS (NOTE 7)
Series shares sold	2,819,476	4,090,920
Series shares repurchased	(5,790,303)	(13,294,205)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(2,970,827)	(9,203,285)

TOTAL INCREASE (DECREASE)	3,889,195	(14,553,326)
NET ASSETS:
Beginning of period	81,440,139	95,993,465

End of period	$85,329,334	$81,440,139

SEE NOTES TO FINANCIAL STATEMENTS.

A6

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to SP International Growth Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

Note 2:	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating

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observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadvisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s subadvisor under the guidelines adopted by the Board. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from

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valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes:    The Portfolio may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Portfolio may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counter-party risk, beyond those normally associated with a direct investment in the underlying security. The Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of a P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Concentration of Risk:    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements:    The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-advisor may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisors who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Warrants and Rights:    The Portfolio holds warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including

B3

amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on its distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), Neuberger Berman Management, LLC (“Neuberger Berman”) and William Blair & Company LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for the Portfolio. PI pays for the services of the Subadvisors, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.85% of the Portfolio’s average daily net assets. PI has contractually agreed, through June 30, 2016, to waive a portion of its management fee equal to an annual rate of 0.013% of the average net assets of the Portfolio. The effective management fee rate was 0.84% for the six months ended June 30, 2015.

The Portfolio has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Portfolio has an administration agreement with PI, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was $1,806.

B4

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated $2,925 for these services.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2015 were $25,513,928 and $27,725,913, respectively.

Note 6:	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Portfolio offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Portfolio to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Transactions in shares of beneficial interest were as follows:

Class I	Shares	Amount
Six months ended June 30, 2015:
Series shares sold	355,777	$2,279,120
Series shares repurchased	(757,021)	(4,851,684)

Net increase (decrease) in shares outstanding	(401,244)	$(2,572,564)

Year ended December 31, 2014:
Series shares sold	624,079	$3,816,899
Series shares repurchased	(1,856,721)	(11,353,391)

Net increase (decrease) in shares outstanding	(1,232,642)	$(7,536,492)

B5

Class II
Six months ended June 30, 2015:
Series shares sold	85,860	$540,356
Series shares repurchased	(150,990)	(938,619)

Net increase (decrease) in shares outstanding	(65,130)	$(398,263)

Year ended December 31, 2014:
Series shares sold	45,381	$274,021
Series shares repurchased	(324,195)	(1,940,814)

Net increase (decrease) in shares outstanding	(278,814)	$(1,666,793)

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio utilized the SCA during the six months ended June 30, 2015. The average daily balance for the 1 day that the Portfolio had loans outstanding during the period was $103,000 borrowed at a weighted average interest rate of 1.44%. The maximum loan outstanding amount during the period was $103,000. At June 30, 2015, the Portfolio had an outstanding loan amount of $103,000.

Note 9:	Ownership and Affiliates

As of June 30, 2015, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10:	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

B6

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance(c):
Net Asset Value, beginning of period	$5.94		$6.30	$5.30	$4.36	$5.19	$4.63

Income (Loss) From Investment Operations:
Net investment income	.03		.03	.02	.08	.02	.04
Net realized and unrealized gain (loss) on investments	.47		(.39)	.98	.89	(.79)	.59

Total from investment operations	.50		(.36)	1.00	.97	(.77)	.63

Less Distributions:	—		—	—	(.03)	(.06)	(.07)

Net Asset Value, end of period	$6.44		$5.94	$6.30	$5.30	$4.36	$5.19

Total Return(a)	8.42%		(5.71)%	18.87%	22.40%	(14.91)%	14.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$78.2		$74.5	$86.9	$80.9	$75.5	$162.1
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.23	%(e)	1.23%	1.30%	1.19%	1.21%	1.10%
Expenses before waivers and/or expense reimbursement	1.24	%(e)	1.24%	1.31%	1.19%	1.21%	1.10%
Net investment income	1.09	%(e)	.55%	.37%	1.59%	.47%	.77%
Portfolio turnover rate	30	%(f)	55%	103%	111%	118%	141%

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance(c):
Net Asset Value, beginning of period	$5.83		$6.21	$5.24	$4.30	$5.10	$4.54

Income (Loss) From Investment Operations:
Net investment income (loss)	.02		.01	— (d)	.06	— (d)	.02
Net realized and unrealized gain (loss) on investments	.46		(.39)	.97	.88	(.78)	.59

Total from investment operations	.48		(.38)	.97	.94	(.78)	.61

Less Distributions:	—		—	—	—	(.02)	(.05)

Net Asset Value, end of period	$6.31		$5.83	$6.21	$5.24	$4.30	$5.10

Total Return(a)	8.23%		(6.12)%	18.51%	21.86%	(15.32)%	13.81%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.1		$6.9	$9.1	$8.6	$7.2	$10.1
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.63	%(e)	1.63%	1.70%	1.59%	1.61%	1.50%
Expenses before waivers and/or expense reimbursement	1.64	%(e)	1.64%	1.71%	1.59%	1.61%	1.50%
Net investment income (loss)	.70	%(e)	.17%	(.03)%	1.16%	(.09)%	.39%
Portfolio turnover rate	30	%(f)	55%	103%	111%	118%	141%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Less than $.005.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and the SP International Growth Portfolio (the Portfolio), its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.
The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2014. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of similar mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•

The Board considered that the Portfolio’s recent performance against its Peer Universe had shown improvement, with the Portfolio ranked in the first quartile of its Peer Universe for the first quarter of 2015.

•	The Board noted that PI had contractually agreed to waive 0.013% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, and the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0278963-00001-00    PSF-SAR-SP INTL GROWTH

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

SP Prudential U.S. Emerging Growth Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2015

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2015

SP Prudential U.S. Emerging Growth
Five Largest Holdings	(% of Net Assets	)
SBA Communications Corp.	2.8%
Vantiv, Inc.	2.1%
Electronic Arts, Inc.	2.1%
Dollar Tree, Inc.	2.0%
Roper Technologies, Inc.	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP Prudential U.S. Emerging Growth (Class I)	Actual	$1,000.00	$1,050.60	0.67%	$3.41
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
SP Prudential U.S. Emerging Growth (Class II)	Actual	$1,000.00	$1,048.50	1.07%	$5.43
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS	Shares	Value (Note 2)
Air Freight & Logistics — 0.6%
Expeditors Internatioal Washington, Inc.	32,703	$1,507,772

Airlines — 1.9%
Spirit Airlines, Inc.*	51,404	3,192,189
United Continental Holdings, Inc.*	32,212	1,707,558

		4,899,747

Auto Components — 1.3%
Delphi Automotive PLC (United Kingdom)	38,670	3,290,430

Banks — 1.0%
First Republic Bank	41,127	2,592,235

Beverages — 1.8%
Constellation Brands, Inc. (Class A Stock)	24,092	2,795,154
Monster Beverage Corp.*	12,248	1,641,477

		4,436,631

Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.*	22,573	3,087,535
Incyte Corp.*	26,210	2,731,344
Vertex Pharmaceuticals, Inc.*	12,280	1,516,334

		7,335,213

Capital Markets — 2.5%
Affiliated Managers Group, Inc.*	12,483	2,728,784
Artisan Partners Asset Management, Inc. (Class A Stock)	26,492	1,230,818
TD Ameritrade Holding Corp.	62,578	2,304,122

		6,263,724

Chemicals — 2.8%
Airgas, Inc.	19,270	2,038,381
Axalta Coating Systems Ltd.*	67,653	2,237,961
FMC Corp.	53,480	2,810,374

		7,086,716

Commercial Services & Supplies — 2.2%
Copart, Inc.*	51,375	1,822,785
Stericycle, Inc.*	27,460	3,677,169

		5,499,954

Communications Equipment — 1.0%
F5 Networks, Inc.*	20,398	2,454,899

Construction & Engineering — 1.3%
Quanta Services, Inc.*	109,620	3,159,248

Consumer Finance — 1.1%
SLM Corp.*	278,305	2,746,870

Electrical Equipment — 1.3%
AMETEK, Inc.	59,651	3,267,682

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. (Class A Stock)	74,317	4,308,157
Fitbit, Inc. (Class A Stock)*(a)	1,776	67,896

		4,376,053

Food & Staples Retailing — 0.5%
Sprouts Farmers Market, Inc.*(a)	48,977	1,321,400

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 3.5%
Hain Celestial Group, Inc. (The)*	68,852	$4,534,593
J.M. Smucker Co. (The)	18,598	2,016,209
Mead Johnson Nutrition Co.	24,127	2,176,738

		8,727,540

Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.*	41,895	2,627,235
Cooper Cos., Inc. (The)	14,642	2,605,837
DexCom, Inc.*	6,991	559,140

		5,792,212

Health Care Providers & Services — 6.6%
Centene Corp.*	41,575	3,342,630
Envision Healthcare Holdings, Inc.*	78,177	3,086,428
Henry Schein, Inc.*(a)	30,264	4,301,120
Laboratory Corp. of America Holdings*	18,764	2,274,572
Universal Health Services, Inc. (Class B Stock)	25,286	3,593,140

		16,597,890

Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.*	1,678	1,015,173
Hilton Worldwide Holdings, Inc.*	120,741	3,326,415
Norwegian Cruise Line Holdings Ltd.*	38,953	2,182,926
Starwood Hotels & Resorts Worldwide, Inc.	26,874	2,179,213

		8,703,727

Household Products — 1.0%
Church & Dwight Co., Inc.	30,732	2,493,287

Independent Power & Renewable Electricity Producers — 0.9%
Abengoa Yield PLC (Spain)	67,168	2,103,702
Abengoa Yield PLC (Spain), Reg D, PIPE, Private Placement (original cost $217,398; purchased 05/08/15)(b)(c)	6,560	195,186

		2,298,888

Industrial Conglomerates — 1.9%
Roper Technologies, Inc.	28,500	4,915,110

Insurance — 0.4%
W.R. Berkley Corp.	19,665	1,021,203

Internet & Catalog Retail — 0.4%
Vipshop Holdings Ltd. (China), ADR*(a)	50,339	1,120,043

Internet Software & Services — 1.7%
LinkedIn Corp. (Class A Stock)*	13,948	2,882,075
Twitter, Inc.*	39,873	1,444,200

		4,326,275

IT Services — 3.4%
FleetCor Technologies, Inc.*	13,499	2,106,654
Global Payments, Inc.	11,765	1,217,089
Vantiv, Inc. (Class A Stock)*	138,752	5,298,939

		8,622,682

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services — 0.7%
Illumina, Inc.*	8,204	$1,791,425

Machinery — 1.1%
Flowserve Corp.	51,384	2,705,881

Media — 0.7%
AMC Networks, Inc. (Class A Stock)*	21,692	1,775,490

Metals & Mining — 0.7%
Reliance Steel & Aluminum Co.	27,847	1,684,187

Multiline Retail — 3.9%
Burlington Stores, Inc.*	41,846	2,142,515
Dollar General Corp.	32,923	2,559,434
Dollar Tree, Inc.*	65,019	5,135,851

		9,837,800

Oil, Gas & Consumable Fuels — 2.6%
Concho Resources, Inc.*	20,577	2,342,897
Noble Energy, Inc.	56,133	2,395,756
Whiting Petroleum Corp.*	57,856	1,943,962

		6,682,615

Pharmaceuticals — 3.1%
Endo International PLC*	47,588	3,790,384
Jazz Pharmaceuticals PLC*	11,342	1,996,986
Mylan NV*(a)	19,067	1,293,887
Pacira Pharmaceuticals, Inc.*(a)	10,560	746,803

		7,828,060

Professional Services — 1.9%
IHS, Inc. (Class A Stock)*	29,525	3,797,801
Towers Watson & Co. (Class A Stock)	8,105	1,019,609

		4,817,410

Real Estate Investment Trusts (REITs) — 3.2%
Crown Castle International Corp.	55,845	4,484,353
MFA Financial, Inc.	200,750	1,483,543
Starwood Property Trust, Inc.	98,633	2,127,514

		8,095,410

Real Estate Management & Development — 1.1%
CBRE Group, Inc. (Class A Stock)*	75,897	2,808,189

Road & Rail — 1.0%
Kansas City Southern	18,632	1,699,238
Old Dominion Freight Line, Inc.*	11,161	765,701

		2,464,939

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	46,519	2,985,822
Applied Materials, Inc.	90,079	1,731,319
NXP Semiconductors NV (Netherlands)*	27,669	2,717,096
Xilinx, Inc.	39,558	1,746,881

		9,181,118

Software — 9.5%
Check Point Software Technologies Ltd. (Israel)*(a)	38,371	3,052,413
Electronic Arts, Inc.*	79,430	5,282,095

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Intuit, Inc.	40,596	$4,090,859
Red Hat, Inc.*	64,168	4,872,276
ServiceNow, Inc.*	37,259	2,768,716
Splunk, Inc.*	36,206	2,520,662
Ultimate Software Group, Inc. (The)*(a)	8,202	1,347,917

		23,934,938

Specialty Retail — 7.8%
GNC Holdings, Inc. (Class A Stock)	67,156	2,987,099
L Brands, Inc.	27,139	2,326,626
O’Reilly Automotive, Inc.*	15,425	3,485,741
Ross Stores, Inc.	76,544	3,720,804
Signet Jewelers Ltd.	25,703	3,296,153
Ulta Salon Cosmetics & Fragrance, Inc.*	25,533	3,943,572

		19,759,995

Textiles, Apparel & Luxury Goods — 2.1%
Kate Spade & Co.*	71,416	1,538,301
PVH Corp.	19,269	2,219,789
Under Armour, Inc. (Class A Stock)*	19,458	1,623,575

		5,381,665

Trading Companies & Distributors — 1.1%
WESCO International, Inc.*(a)	38,974	2,675,175

Wireless Telecommunication Services — 2.8%
SBA Communications Corp. (Class A Stock)*	61,374	7,056,169

TOTAL LONG-TERM INVESTMENTS (cost $166,070,888)		243,337,897

SHORT-TERM INVESTMENT — 7.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $19,210,222; includes $12,771,853 of cash collateral for securities on loan) (d)(w)(Note 4)	19,210,222	19,210,222

TOTAL INVESTMENTS — 104.0% (cost $185,281,110)		262,548,119
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(10,027,468)

NET ASSETS — 100.0%		$252,520,651

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PIPE	Private Investment in Public Entity
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,627,990; cash collateral of $12,771,853 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a restricted security; the original cost of the restricted security is $217,398. The value of $195,186 is approximately 0.1% of net assets.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$1,507,772	$—	$—
Airlines	4,899,747	—	—
Auto Components	3,290,430	—	—
Banks	2,592,235	—	—
Beverages	4,436,631	—	—
Biotechnology	7,335,213	—	—
Capital Markets	6,263,724	—	—
Chemicals	7,086,716	—	—
Commercial Services & Supplies	5,499,954	—	—
Communications Equipment	2,454,899	—	—
Construction & Engineering	3,159,248	—	—
Consumer Finance	2,746,870	—	—
Electrical Equipment	3,267,682	—	—
Electronic Equipment, Instruments & Components	4,376,053	—	—
Food & Staples Retailing	1,321,400	—	—
Food Products	8,727,540	—	—
Health Care Equipment & Supplies	5,792,212	—	—
Health Care Providers & Services	16,597,890	—	—
Hotels, Restaurants & Leisure	8,703,727	—	—
Household Products	2,493,287	—	—
Independent Power & Renewable Electricity Producers	2,103,702	—	195,186
Industrial Conglomerates	4,915,110	—	—
Insurance	1,021,203	—	—
Internet & Catalog Retail	1,120,043	—	—
Internet Software & Services	4,326,275	—	—
IT Services	8,622,682	—	—
Life Sciences Tools & Services	1,791,425	—	—
Machinery	2,705,881	—	—
Media	1,775,490	—	—
Metals & Mining	1,684,187	—	—
Multiline Retail	9,837,800	—	—
Oil, Gas & Consumable Fuels	6,682,615	—	—
Pharmaceuticals	7,828,060	—	—
Professional Services	4,817,410	—	—
Real Estate Investment Trusts (REITs)	8,095,410	—	—
Real Estate Management & Development	2,808,189	—	—
Road & Rail	2,464,939	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Semiconductors & Semiconductor Equipment	$9,181,118	$—	$—
Software	23,934,938	—	—
Specialty Retail	19,759,995	—	—
Textiles, Apparel & Luxury Goods	5,381,665	—	—
Trading Companies & Distributors	2,675,175	—	—
Wireless Telecommunication Services	7,056,169	—	—
Affiliated Money Market Mutual Fund	19,210,222	—	—

Total	$262,352,933	$—	$195,186

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Software	9.5%
Specialty Retail	7.8
Affiliated Money Market Mutual Fund (including 5.1% of collateral for securities on loan)	7.6
Health Care Providers & Services	6.6
Multiline Retail	3.9
Semiconductors & Semiconductor Equipment	3.6
Food Products	3.5
Hotels, Restaurants & Leisure	3.5
IT Services	3.4
Real Estate Investment Trusts (REITs)	3.2
Pharmaceuticals	3.1
Biotechnology	2.9
Chemicals	2.8
Wireless Telecommunication Services	2.8
Oil, Gas & Consumable Fuels	2.6
Capital Markets	2.5
Health Care Equipment & Supplies	2.3
Commercial Services & Supplies	2.2
Textiles, Apparel & Luxury Goods	2.1
Industrial Conglomerates	1.9
Airlines	1.9
Professional Services	1.9

Beverages	1.8%
Electronic Equipment, Instruments & Components	1.7
Internet Software & Services	1.7
Auto Components	1.3
Electrical Equipment	1.3
Construction & Engineering	1.3
Real Estate Management & Development	1.1
Consumer Finance	1.1
Machinery	1.1
Trading Companies & Distributors	1.1
Banks	1.0
Household Products	1.0
Road & Rail	1.0
Communications Equipment	1.0
Independent Power & Renewable Electricity Producers	0.9
Life Sciences Tools & Services	0.7
Media	0.7
Metals & Mining	0.7
Air Freight & Logistics	0.6
Food & Staples Retailing	0.5
Internet & Catalog Retail	0.4
Insurance	0.4

104.0
Liabilities in excess of other assets	(4.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $12,627,990:
Unaffiliated investments (cost $166,070,888)	$243,337,897
Affiliated investments (cost $19,210,222)	19,210,222
Receivable for investments sold	6,040,738
Dividends receivable	146,685
Tax reclaim receivable	4,832
Receivable for Series shares sold	434
Prepaid expenses	591

Total Assets	268,741,399

LIABILITIES
Payable to broker for collateral for securities on loan	12,771,853
Payable for investments purchased	3,182,583
Management fee payable	126,880
Accrued expenses	75,901
Payable for Series shares repurchased	60,596
Deferred trustees’ fees	1,538
Affiliated transfer agent fee payable	926
Distribution fee payable	215
Administration fee payable	129
Payable to custodian	127

Total Liabilities	16,220,748

NET ASSETS	$252,520,651

Net assets were comprised of:
Paid-in capital	$93,929,149
Retained earnings	158,591,502

Net assets, June 30, 2015	$252,520,651

Class I:
Net asset value and redemption price per share $251,491,875 / 20,179,119 outstanding shares of beneficial interest	$12.46

Class II:
Net asset value and redemption price per share $1,028,776 / 86,589 outstanding shares of beneficial interest	$11.88

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income	$853,066
Affiliated income from securities lending, net	9,878
Affiliated dividend income	5,159

Total income	868,103

EXPENSES
Management fee	759,990
Distribution fee—Class II	1,205
Administration fee—Class II	723
Custodian and accounting fees	28,000
Shareholders’ reports	25,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Miscellaneous	6,854

Total expenses	850,772

NET INVESTMENT INCOME	17,331

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	14,287,283
Foreign currency transactions	(812)

14,286,471

Net change in unrealized appreciation (depreciation) on:
Investments	(1,755,986)
Foreign currencies	(55)

(1,756,041)

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	12,530,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,547,761

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,331	$539,159
Net realized gain on investment and foreign currency transactions	14,286,471	34,102,181
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,756,041)	(12,120,283)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,547,761	22,521,057

SERIES SHARE TRANSACTIONS (NOTE 7)
Series shares sold	3,765,269	4,977,132
Series shares repurchased	(13,797,058)	(30,013,613)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(10,031,789)	(25,036,481)

TOTAL INCREASE (DECREASE)	2,515,972	(2,515,424)
NET ASSETS:
Beginning of period	250,004,679	252,520,103

End of period	$252,520,651	$250,004,679

SEE NOTES TO FINANCIAL STATEMENTS.

A5

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to SP Prudential U.S. Emerging Growth Portfolio.

The Portfolio’s investment objective is long-term capital appreciation.

Note 2:	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating

B1

observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s subadviser under the guidelines adopted by the Board. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from

B2

valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements:    The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on its distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

B3

Note 3:	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Jennison, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Portfolio’s average daily net assets. The effective management fee rate was .60% for the six months ended June 30, 2015.

The Portfolio has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Portfolio has an administration agreement with PI, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was $7,366.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated $2,951 for these services.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2015 were $50,884,090 and $65,145,601, respectively.

Note 6:	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

B4

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2015, the SP Prudential U.S. Emerging Growth Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Six months ended June 30, 2015:
Series shares sold	275,569	$3,431,959
Series shares repurchased	(1,096,476)	(13,562,455)

Net increase (decrease) in shares outstanding	(820,907)	$(10,130,496)

Year ended December 31, 2014:
Series shares sold	425,884	$4,700,683
Series shares repurchased	(2,688,562)	(29,861,411)

Net increase (decrease) in shares outstanding	(2,262,678)	$(25,160,728)

Class II:
Six months ended June 30, 2015:
Series shares sold	27,784	$333,310
Series shares repurchased	(19,546)	(234,603)

Net increase (decrease) in shares outstanding	8,238	$98,707

Year ended December 31, 2014:
Series shares sold	26,631	$276,449
Series shares repurchased	(14,285)	(152,202)

Net increase (decrease) in shares outstanding	12,346	$124,247

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio did not utilize the SCA during the six months ended June 30, 2015.

B5

Note 9:	Ownership and Affiliates

As of June 30, 2015, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10:	New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

B6

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2015(d)		Year Ended December 31,
			2014(d)	2013(d)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.86		$10.83	$8.43	$7.80	$7.74	$6.45

Income From Investment Operations:
Net investment income	—	(c)	.02	.01	.06	.04	.03
Net realized and unrealized gain on investments	.60		1.01	2.39	1.21	.13	1.28

Total from investment operations	.60		1.03	2.40	1.27	.17	1.31

Less Distributions	—		—	—	(.64)	(.11)	(.02)

Net Asset Value, end of period	$12.46		$11.86	$10.83	$8.43	$7.80	$7.74

Total Return(a)	5.06%		9.51%	28.47%	16.88%	2.22%	20.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$251.5		$249.1	$251.8	$221.0	$210.8	$242.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.67	%(e)	.68%	.68%	.67%	.64%	.70%
Expenses before waivers and/or expense reimbursement	.67	%(e)	.68%	.68%	.67%	.64%	.70%
Net investment income	.02	%(e)	.22%	.08%	.73%	.39%	.69%
Portfolio turnover rate	21	%(f)	45%	38%	44%	40%	73%

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2015(d)		Year Ended December 31,
			2014(d)	2013(d)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.33		$10.38	$8.12	$7.53	$7.48	$6.25

Income (Loss) From Investment Operations:
Net investment income (loss)	(.02)		(.02)	(.03)	.04	— (c)	.01
Net realized and unrealized gain on investments	.57		.97	2.29	1.16	.13	1.24

Total from investment operations	.55		.95	2.26	1.20	.13	1.25

Less Distributions	—		—	—	(.61)	(.08)	(.02)

Net Asset Value, end of period	$11.88		$11.33	$10.38	$8.12	$7.53	$7.48

Total Return(a)	4.85%		9.15%	27.83%	16.44%	1.77%	19.96%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.0		$1.0	$.7	$.4	$.3	$.3
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.07	%(e)	1.08%	1.08%	1.07%	1.04%	1.10%
Expenses before waivers and/or expense reimbursement	1.07	%(e)	1.08%	1.08%	1.07%	1.04%	1.10%
Net investment income (loss)	(.37	)%(e)	(.19)%	(.32)%	.38%	(.01)%	.24%
Portfolio turnover rate	21	%(f)	45%	38%	44%	40%	73%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and the SP International Growth Portfolio (the Portfolio), its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the Portfolio’s subadvisory agreement with Jennison Associates LLC (Jennison). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of Jennison, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of Jennison, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and Jennison. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by Jennison, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affililate of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, Jennison, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2014. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of similar mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Prudential U.S. Emerging Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed over the one-, three- and five-year periods.

•

The Board considered that, although the Portfolio underperformed against its benchmark index over the one-, three- and five-year periods, the Portfolio returned positive results over these periods, which were only slightly lower than the benchmark index returns.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, and the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0278964-00001-00    PSF-SAR-SP US EM GROWTH

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

SP Small Cap Value Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2015

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2015

SP Small Cap Value
Five Largest Holdings	(% of Net Assets	)
iShares Russell 2000 Value Index Fund, Exchange Traded Fund	2.0%
Chesapeake Lodging Trust, Real Estate Investment Trusts (REITs)	0.9%
PrivateBancorp, Inc., Banks	0.9%
Webster Financial Corp., Banks	0.9%
Pebblebrook Hotel Trust, Real Estate Investment Trusts (REITs)	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP Small Cap Value (Class I)	Actual	$1,000.00	$1,025.30	1.01%	$5.07
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 84.6%
COMMON STOCKS — 82.6%	Shares	Value (Note 2)
Aerospace & Defense — 2.0%
Curtiss-Wright Corp.	17,031	$1,233,725
Esterline Technologies Corp.*(a)	18,044	1,720,315
Moog, Inc. (Class A Stock)*	15,451	1,092,077
Triumph Group, Inc.	2,390	157,716

		4,203,833

Air Freight & Logistics — 0.4%
Forward Air Corp.	17,801	930,280

Auto Components — 0.6%
American Axle & Manufacturing Holdings, Inc.*(a)	25,224	527,434
Dana Holding Corp.	4,660	95,903
Superior Industries International, Inc.	4,384	80,271
Tenneco, Inc.*	4,638	266,406
Tower International, Inc.*	16,617	432,873

		1,402,887

Banks — 13.3%
BancorpSouth, Inc.	59,230	1,525,765
Bank of the Ozarks, Inc.(a)	36,317	1,661,503
BankUnited, Inc.	6,580	236,419
Banner Corp.(g)	13,240	634,593
Boston Private Financial Holdings, Inc.	55,737	747,433
Bridge Capital Holdings*	1,556	46,369
CoBiz Financial, Inc.	21,200	277,084
Community Bank System, Inc.	19,676	743,163
ConnectOne Bancorp, Inc.	10,486	225,764
CVB Financial Corp.	27,017	475,769
First Financial Bankshares, Inc.	25,197	872,824
First Merchants Corp.	3,050	75,335
First Midwest Bancorp, Inc.	28,097	533,000
First of Long Island Corp. (The)	7,888	218,655
First Republic Bank	2,850	179,635
FirstMerit Corp.	14,110	293,911
Flushing Financial Corp.	22,445	471,569
Glacier Bancorp, Inc.	35,715	1,050,735
Great Western Bancorp, Inc.*	39,267	946,727
Heritage Financial Corp.	12,625	225,609
Home BancShares, Inc.	17,910	654,790
Independent Bank Corp.	14,353	673,012
Independent Bank Group, Inc.	6,623	284,127
Lakeland Financial Corp.	7,972	345,746
LegacyTexas Financial Group, Inc.	36,641	1,106,558
MB Financial, Inc.(a)	37,169	1,280,100
PacWest Bancorp	29,626	1,385,312
Pinnacle Financial Partners, Inc.	22,278	1,211,255
PrivateBancorp, Inc.	49,308	1,963,445
Prosperity Bancshares, Inc.	20,982	1,211,501
Sandy Spring Bancorp, Inc.	10,438	292,055
Signature Bank*	2,260	330,841
South State Corp.	13,007	988,402
Southwest Bancorp, Inc.	14,801	275,447
State Bank Financial Corp.	18,972	411,692
Summit State Bank	4,086	53,588
SVB Financial Group*	2,780	400,264
Texas Capital Bancshares, Inc.*	9,999	622,338
Tompkins Financial Corp.	2,509	134,783
Trico Bancshares	8,235	198,052

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
UMB Financial Corp.	18,082	$1,031,036
Webster Financial Corp.(a)	47,612	1,883,055
Wintrust Financial Corp.	7,520	401,418

		28,580,679

Biotechnology — 0.6%
Infinity Pharmaceuticals, Inc.*(a)	83,666	916,143
Vanda Pharmaceuticals, Inc.*(a)	35,365	448,782

		1,364,925

Building Products — 0.4%
Continental Building Products, Inc.*	32,252	683,420
Gibraltar Industries, Inc.*	2,460	50,110
NCI Building Systems, Inc.*	15,288	230,390

		963,920

Capital Markets — 2.0%
Affiliated Managers Group, Inc.*	1,470	321,342
Cohen & Steers, Inc.	5,598	190,780
Golub Capital BDC, Inc.	12,625	209,070
Greenhill & Co., Inc.	1,766	72,989
HFF, Inc. (Class A Stock)	1,313	54,791
Moelis & Co. (Class A Stock)	7,352	211,076
New Mountain Finance Corp.(a)	17,667	255,995
OM Asset Management PLC (United Kingdom)	51,100	909,069
Raymond James Financial, Inc.	3,990	237,724
Stifel Financial Corp.*	22,994	1,327,674
Virtu Financial, Inc. (Class A Stock)*	11,888	279,130
Virtus Investment Partners, Inc.	2,486	328,773

		4,398,413

Chemicals — 2.2%
Axiall Corp.	5,516	198,852
Cytec Industries, Inc.(a)	11,006	666,193
Koppers Holdings, Inc.	4,660	115,195
Kraton Performance Polymers, Inc.*	4,290	102,445
Methanex Corp. (Canada)	13,389	745,232
Minerals Technologies, Inc.	4,101	279,401
Olin Corp.	5,684	153,184
PolyOne Corp.	24,531	960,879
Quaker Chemical Corp.	7,265	645,423
WR Grace & Co.*	8,403	842,821

		4,709,625

Commercial Services & Supplies — 1.2%
ACCO Brands Corp.*(a)	9,492	73,753
Ceco Environmental Corp.	24,533	277,959
G&K Services, Inc. (Class A Stock)	8,657	598,545
Herman Miller, Inc.	910	26,326
Mobile Mini, Inc.(a)	23,403	983,862
Progressive Waste Solutions Ltd. (Canada)	24,455	656,617

		2,617,062

Communications Equipment — 1.1%
ADTRAN, Inc.	21,248	345,280
Bel Fuse, Inc. (Class B Stock)	1,360	27,907
Black Box Corp.	1,090	21,800
Digi International, Inc.*	59,073	564,147

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
InterDigital, Inc.	2,040	$116,056
JDS Uniphase Corp.*	55,006	636,969
Plantronics, Inc.	2,810	158,231
RADWARE Ltd. (Israel)*	21,689	481,496

		2,351,886

Construction & Engineering — 0.7%
EMCOR Group, Inc.	29,964	1,431,381
Tutor Perini Corp.*	1,590	34,312

		1,465,693

Construction Materials — 0.4%
Eagle Materials, Inc.	10,266	783,604

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	9,091	414,459

Containers & Packaging — 0.8%
Berry Plastics Group, Inc.*	32,580	1,055,592
Graphic Packaging Holding Co.	50,741	706,822

		1,762,414

Distributors — 0.3%
Core-Mark Holding Co., Inc.	9,598	568,682

Diversified Consumer Services
Sotheby’s(a)	780	35,287

Diversified Financial Services — 0.2%
MarketAxess Holdings, Inc.	5,104	473,498

Diversified Telecommunication Services — 0.2%
Premiere Global Services, Inc.*	34,658	356,631

Electric Utilities — 2.0%
ALLETE, Inc.	580	26,906
Cleco Corp.	1,820	98,007
IDACORP, Inc.	24,505	1,375,711
MGE Energy, Inc.	965	37,375
PNM Resources, Inc.	49,560	1,219,176
Portland General Electric Co.	45,446	1,506,989

		4,264,164

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	27,700	666,739

Electronic Equipment, Instruments & Components — 2.1%
Anixter International, Inc.*	10,478	682,642
AVX Corp.	7,360	99,066
Belden, Inc.(a)	8,391	681,601
CTS Corp.	28,414	547,538
Littelfuse, Inc.	5,224	495,705
Newport Corp.*	31,236	592,234
Park Electrochemical Corp.	35,986	689,492
Plexus Corp.*	16,649	730,558

		4,518,836

Energy Equipment & Services — 1.5%
C&J Energy Services Ltd.*	3,370	44,484
Forum Energy Technologies, Inc.*	32,408	657,234
Frank’s International NV (Netherlands)	3,300	62,172
Gulf Island Fabrication, Inc.	2,000	22,340
Key Energy Services, Inc.*	13,402	24,124
Natural Gas Services Group, Inc.*	2,459	56,114
Newpark Resources, Inc.*	26,573	216,038

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Oil States International, Inc.*	45,173	$1,681,791
TETRA Technologies, Inc.*	57,676	367,973

		3,132,270

Food & Staples Retailing — 0.4%
SUPERVALU, Inc.*	16,078	130,071
Weis Markets, Inc.	16,370	689,996

		820,067

Food Products — 0.9%
B&G Foods, Inc.	10,703	305,357
Freshpet, Inc.*(a)	3,475	64,635
Hain Celestial Group, Inc. (The)*	15,362	1,011,741
J&J Snack Foods Corp.	4,900	542,283

		1,924,016

Gas Utilities — 1.2%
Laclede Group, Inc. (The)	720	37,483
New Jersey Resources Corp.	34,094	939,290
Northwest Natural Gas Co.	390	16,450
Southwest Gas Corp.	27,713	1,474,609
WGL Holdings, Inc.	650	35,288

		2,503,120

Health Care Equipment & Supplies — 0.9%
Endologix, Inc.*(a)	64,793	993,924
Integra LifeSciences Holdings Corp.*	826	55,648
Tornier NV (Netherlands)*	39,916	997,501

		2,047,073

Health Care Providers & Services — 1.3%
Air Methods Corp.*(a)	25,153	1,039,825
Brookdale Senior Living, Inc.*	1,010	35,047
Civitas Solutions, Inc.*	1,970	42,020
Cross Country Healthcare, Inc.*	4,135	52,432
HealthSouth Corp.	33,774	1,555,630
LifePoint Hospitals, Inc.*	710	61,735

		2,786,689

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.*	86,100	1,177,848
HMS Holdings Corp.*(a)	52,938	908,946

		2,086,794

Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands, Inc.	27,141	579,460
Bojangles’, Inc.*	1,102	26,294
Diamond Resorts International, Inc.*	36,617	1,155,266
DineEquity, Inc.	1,777	176,083
Jack in the Box, Inc.	13,243	1,167,503
Marriott Vacations Worldwide Corp.	9,837	902,545
Vail Resorts, Inc.	12,604	1,376,357

		5,383,508

Household Durables — 0.8%
Meritage Homes Corp.*	13,993	658,930
Ryland Group, Inc. (The)(a)	1,150	53,325
Standard Pacific Corp.*	72,426	645,316
WCI Communities, Inc.*	4,020	98,048
William Lyon Homes (Class A Stock)*	13,446	345,159

		1,800,778

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products — 0.8%
Spectrum Brands Holdings, Inc.	17,120	$1,746,069

Independent Power & Renewable Electricity Producers — 0.4%
Dynegy, Inc.*	30,511	892,447

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	9,677	968,861

Insurance — 4.3%
Allied World Assurance Co. Holdings AG (Switzerland)	6,550	283,091
American Equity Investment Life Holding Co.	47,519	1,282,063
AMERISAFE, Inc.	8,148	383,445
AmTrust Financial Services, Inc.(a)	8,216	538,230
Axis Capital Holdings Ltd. (Bermuda)	4,100	218,817
CNO Financial Group, Inc.(a)	89,396	1,640,416
Endurance Specialty Holdings Ltd. (Bermuda)	11,889	781,107
Enstar Group Ltd. (Bermuda)*(g)	3,310	512,884
Fidelity & Guaranty Life	8,882	209,882
Maiden Holdings Ltd. (Bermuda)	68,496	1,080,867
National General Holdings Corp.	18,987	395,499
ProAssurance Corp.	12,866	594,538
RLI Corp.	11,251	578,189
Symetra Financial Corp.	27,811	672,192

		9,171,220

Internet & Catalog Retail — 0.4%
HSN, Inc.	11,412	801,008

Internet Software & Services — 0.3%
Everyday Health, Inc.*	52,619	672,471

IT Services — 0.4%
Convergys Corp.	36,933	941,422

Leisure Products
Brunswick Corp.	1,571	79,901

Life Sciences Tools & Services — 0.8%
Albany Molecular Research, Inc.*(a)	27,841	562,945
Bruker Corp.*	59,537	1,215,150

		1,778,095

Machinery — 3.1%
Actuant Corp. (Class A Stock)	39,794	918,843
Alamo Group, Inc.	5,852	319,753
Altra Industrial Motion Corp.	1,910	51,914
Barnes Group, Inc.	27,193	1,060,255
Clarcor, Inc.	12,173	757,648
Graco, Inc.	5,298	376,317
Harsco Corp.	9,340	154,110
Manitowoc Co., Inc. (The)	6,140	120,344
RBC Bearings, Inc.*	11,455	822,011
Snap-on, Inc.	770	122,622
Standex International Corp.	6,188	494,607
Watts Water Technologies, Inc. (Class A Stock)	17,370	900,634
Woodward, Inc.(a)	8,829	485,507

		6,584,565

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine
Diana Shipping, Inc. (Greece)*(a)	6,330	$44,627

Media — 1.3%
Carmike Cinemas, Inc.*	16,977	450,569
Live Nation Entertainment, Inc.*	45,720	1,256,843
Nexstar Broadcasting Group, Inc. (Class A Stock)	16,118	902,608
Townsquare Media, Inc. (Class A Stock)*	9,848	133,736

		2,743,756

Metals & Mining — 1.3%
AK Steel Holding Corp.*(a)	16,620	64,319
Carpenter Technology Corp.	1,490	57,633
Commercial Metals Co.	38,587	620,479
Globe Specialty Metals, Inc.	26,445	468,076
Haynes International, Inc.	1,934	95,385
Horsehead Holding Corp.*(a)	9,380	109,934
Kaiser Aluminum Corp.(a)	13,083	1,086,936
Steel Dynamics, Inc.	5,650	117,040
TimkenSteel Corp.	2,813	75,923

		2,695,725

Multiline Retail — 0.6%
Burlington Stores, Inc.*	24,527	1,255,782

Multi-Utilities — 0.8%
Black Hills Corp.	13,819	603,199
NorthWestern Corp.	21,029	1,025,164

		1,628,363

Oil, Gas & Consumable Fuels — 2.9%
Carrizo Oil & Gas, Inc.*(a)	31,943	1,572,873
Cloud Peak Energy, Inc.*	5,230	24,372
Jones Energy, Inc. (Class A Stock)*	3,209	29,041
Laredo Petroleum, Inc.*(a)	28,214	354,932
Parsley Energy, Inc. (Class A Stock)*	29,347	511,225
Rex Energy Corp.*(a)	95,906	536,115
Rice Energy, Inc.*(a)	56,607	1,179,124
RSP Permian, Inc.*	14,688	412,880
SM Energy Co.	30,491	1,406,245
WPX Energy, Inc.*(a)	8,990	110,397

		6,137,204

Paper & Forest Products — 0.5%
Boise Cascade Co.*	1,280	46,950
KapStone Paper and Packaging Corp.	35,312	816,414
Mercer International, Inc. (Canada)*	11,859	162,231

		1,025,595

Pharmaceuticals — 0.8%
Catalent, Inc.*	25,992	762,346
Pacira Pharmaceuticals, Inc.*(a)	6,175	436,696
Prestige Brands Holdings, Inc.*	11,509	532,176

		1,731,218

Professional Services — 0.8%
Korn/Ferry International	1,280	44,505
On Assignment, Inc.*	30,110	1,182,721
TrueBlue, Inc.*	20,101	601,020

		1,828,246

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) — 9.7%
Acadia Realty Trust	46,443	$1,351,956
American Homes 4 Rent	3,220	51,649
Apollo Commercial Real Estate Finance, Inc.	55,090	905,129
Biomed Realty Trust, Inc.	2,490	48,157
Blackstone Mortgage Trust, Inc. (Class A Stock)	37,255	1,036,434
CBL & Associates Properties, Inc.	48,398	784,048
Chesapeake Lodging Trust	64,838	1,976,262
Corporate Office Properties Trust	2,480	58,379
Cousins Properties, Inc.	5,073	52,658
CubeSmart	64,564	1,495,302
CyrusOne, Inc.	34,716	1,022,386
DuPont Fabros Technology, Inc.	15,835	466,341
EastGroup Properties, Inc.	1,360	76,473
Empire State Realty Trust, Inc. (Class A Stock)	3,320	56,639
First Potomac Realty Trust	4,940	50,882
Hersha Hospitality Trust	1,433	36,742
Highwoods Properties, Inc.	30,989	1,238,010
Hudson Pacific Properties, Inc.	41,808	1,186,093
MFA Financial, Inc.	115,051	850,227
Mid-America Apartment Communities, Inc.	730	53,151
National Health Investors, Inc.	22,849	1,423,493
Pebblebrook Hotel Trust	43,528	1,866,481
PS Business Parks, Inc.	17,440	1,258,296
Sovran Self Storage, Inc.	3,665	318,525
Strategic Hotels & Resorts, Inc.*	130,785	1,585,114
Terreno Realty Corp.	41,595	819,421
Two Harbors Investment Corp.	72,629	707,406
Washington Real Estate Investment Trust	1,220	31,659

		20,807,313

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	1,250	46,250
Jones Lang LaSalle, Inc.	410	70,110
Kennedy-Wilson Holdings, Inc.	50,191	1,234,197

		1,350,557

Road & Rail — 0.1%
Old Dominion Freight Line, Inc.*	1,787	122,597

Semiconductors & Semiconductor Equipment — 2.9%
Cabot Microelectronics Corp.*	16,665	785,088
Entegris, Inc.*	83,786	1,220,762
Exar Corp.*	36,392	355,914
Fairchild Semiconductor International, Inc.*	35,432	615,808
Intersil Corp. (Class A Stock)	79,118	989,766
MKS Instruments, Inc.	25,329	960,982
ON Semiconductor Corp.*	10,680	124,849
Semtech Corp.*	30,233	600,125
Silicon Laboratories, Inc.*	3,264	176,289
Teradyne, Inc.	7,526	145,177
Veeco Instruments, Inc.*(a)	7,298	209,745

		6,184,505

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software — 1.6%
Bottomline Technologies (DE), Inc.*	23,476	$652,867
CommVault Systems, Inc.*	11,717	496,918
Monotype Imaging Holdings, Inc.	20,887	503,586
Pegasystems, Inc.	20,557	470,550
PTC, Inc.*	9,771	400,806
Verint Systems, Inc.*	15,196	923,081

		3,447,808

Specialty Retail — 2.3%
American Eagle Outfitters, Inc.	18,152	312,577
Asbury Automotive Group, Inc.*	6,684	605,704
Ascena Retail Group, Inc.*	15,088	251,291
Boot Barn Holdings, Inc.*	14,023	448,736
Cato Corp. (The) (Class A Stock)	100	3,876
Express, Inc.*	3,020	54,692
GNC Holdings, Inc. (Class A Stock)	17,444	775,909
Lithia Motors, Inc. (Class A Stock)	12,119	1,371,386
MarineMax, Inc.*	1,200	28,212
Monro Muffler Brake, Inc.(a)	5,667	352,261
Office Depot, Inc.*	49,107	425,267
Party City Holdco, Inc.*	5,633	114,181
Pier 1 Imports, Inc.(a)	15,810	199,680
Vitamin Shoppe, Inc.*	1,530	57,023

		5,000,795

Technology Hardware, Storage & Peripherals — 0.4%
Electronics For Imaging, Inc.*	18,344	798,147

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	11,993	1,274,856
Steven Madden Ltd.*	11,118	475,628

		1,750,484

Thrifts & Mortgage Finance — 1.6%
Brookline Bancorp, Inc.	22,877	258,281
Dime Community Bancshares, Inc.	14,684	248,747
Oritani Financial Corp.	17,838	286,300
Provident Financial Services, Inc.	30,690	582,803
Radian Group, Inc.	85,572	1,605,331
Westfield Financial, Inc.	13,259	96,923
WSFS Financial Corp.	13,611	372,261

		3,450,646

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc.	17,233	572,480
Kaman Corp.	22,160	929,391
Rush Enterprises, Inc. (Class A Stock)*	5,420	142,058
WESCO International, Inc.*(a)	12,510	858,686

		2,502,615

TOTAL COMMON STOCKS (cost $141,661,581)		177,459,874

EXCHANGE TRADED FUND — 2.0%
iShares Russell 2000 Value Index Fund(a) (cost $4,075,503)	42,135	4,296,085

TOTAL LONG-TERM INVESTMENTS (cost $145,737,084)		181,755,959

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 28.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $60,708,729; includes $21,257,377 of cash collateral for securities on loan)(Note 4)(b)(w)	60,708,729	$60,708,729

TOTAL INVESTMENTS — 112.8% (cost $206,445,813)		$242,464,688
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.8)%		(27,523,541)

NET ASSETS — 100.0%		$214,941,147

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,846,936; cash collateral of $21,257,377 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that has been deemed illiquid.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,203,833	$—	$—
Air Freight & Logistics	930,280	—	—
Auto Components	1,402,887	—	—
Banks	28,580,679	—	—
Biotechnology	1,364,925	—	—
Building Products	963,920	—	—
Capital Markets	4,398,413	—	—
Chemicals	4,709,625	—	—
Commercial Services & Supplies	2,617,062	—	—
Communications Equipment	2,351,886	—	—
Construction & Engineering	1,465,693	—	—
Construction Materials	783,604	—	—
Consumer Finance	414,459	—	—
Containers & Packaging	1,762,414	—	—
Distributors	568,682	—	—
Diversified Consumer Services	35,287	—	—
Diversified Financial Services	473,498	—	—
Diversified Telecommunication Services	356,631	—	—
Electric Utilities	4,264,164	—	—
Electrical Equipment	666,739	—	—
Electronic Equipment, Instruments & Components	4,518,836	—	—
Energy Equipment & Services	3,132,270	—	—
Food & Staples Retailing	820,067	—	—
Food Products	1,924,016	—	—
Gas Utilities	2,503,120	—	—
Health Care Equipment & Supplies	2,047,073	—	—
Health Care Providers & Services	2,786,689	—	—
Health Care Technology	2,086,794	—	—
Hotels, Restaurants & Leisure	5,383,508	—	—
Household Durables	1,800,778	—	—
Household Products	1,746,069	—	—
Independent Power & Renewable Electricity Producers	892,447	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Industrial Conglomerates	$968,861	$—	$—
Insurance	9,171,220	—	—
Internet & Catalog Retail	801,008	—	—
Internet Software & Services	672,471	—	—
IT Services	941,422	—	—
Leisure Products	79,901	—	—
Life Sciences Tools & Services	1,778,095	—	—
Machinery	6,584,565	—	—
Marine	44,627	—	—
Media	2,743,756	—	—
Metals & Mining	2,695,725	—	—
Multiline Retail	1,255,782	—	—
Multi-Utilities	1,628,363	—	—
Oil, Gas & Consumable Fuels	6,137,204	—	—
Paper & Forest Products	1,025,595	—	—
Pharmaceuticals	1,731,218	—	—
Professional Services	1,828,246	—	—
Real Estate Investment Trusts (REITs)	20,807,313	—	—
Real Estate Management & Development	1,350,557	—	—
Road & Rail	122,597	—	—
Semiconductors & Semiconductor Equipment	6,184,505	—	—
Software	3,447,808	—	—
Specialty Retail	5,000,795	—	—
Technology Hardware, Storage & Peripherals	798,147	—	—
Textiles, Apparel & Luxury Goods	1,750,484	—	—
Thrifts & Mortgage Finance	3,450,646	—	—
Trading Companies & Distributors	2,502,615	—	—
Exchange Traded Fund	4,296,085	—	—
Affiliated Money Market Mutual Fund	60,708,729	—	—

Total	$242,464,688	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (including 9.9% of collateral for securities on loan)	28.2%
Banks	13.3
Real Estate Investment Trusts (REITs)	9.7
Insurance	4.3
Machinery	3.1
Semiconductors & Semiconductor Equipment	2.9
Oil, Gas & Consumable Fuels	2.9
Hotels, Restaurants & Leisure	2.5
Specialty Retail	2.3
Chemicals	2.2
Electronic Equipment, Instruments & Components	2.1
Capital Markets	2.0
Exchange Traded Fund	2.0
Electric Utilities	2.0
Aerospace & Defense	2.0
Thrifts & Mortgage Finance	1.6
Software	1.6
Energy Equipment & Services	1.5
Health Care Providers & Services	1.3
Media	1.3
Metals & Mining	1.3
Commercial Services & Supplies	1.2
Gas Utilities	1.2
Trading Companies & Distributors	1.2
Communications Equipment	1.1
Health Care Technology	1.0
Health Care Equipment & Supplies	0.9
Food Products	0.9
Professional Services	0.8
Household Durables	0.8
Life Sciences Tools & Services	0.8

Containers & Packaging	0.8%
Textiles, Apparel & Luxury Goods	0.8
Household Products	0.8
Pharmaceuticals	0.8
Multi-Utilities	0.8
Construction & Engineering	0.7
Auto Components	0.6
Biotechnology	0.6
Real Estate Management & Development	0.6
Multiline Retail	0.6
Paper & Forest Products	0.5
Industrial Conglomerates	0.4
Building Products	0.4
IT Services	0.4
Air Freight & Logistics	0.4
Independent Power & Renewable Electricity Producers	0.4
Food & Staples Retailing	0.4
Internet & Catalog Retail	0.4
Technology Hardware, Storage & Peripherals	0.4
Construction Materials	0.4
Internet Software & Services	0.3
Electrical Equipment	0.3
Distributors	0.3
Diversified Financial Services	0.2
Consumer Finance	0.2
Diversified Telecommunication Services	0.2
Road & Rail	0.1

112.8
Liabilities in excess of other assets	(12.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $20,846,936:
Unaffiliated investments (cost $145,737,084)	$181,755,959
Affiliated investments (cost $60,708,729)	60,708,729
Receivable for investments sold	17,054,696
Dividends receivable	323,012
Tax reclaim receivable	4,761
Prepaid expenses	262

Total assets	259,847,419

LIABILITIES
Payable for investments purchased	23,358,368
Payable to broker for collateral for securities on loan	21,257,377
Management fee payable	159,936
Accrued expenses and other liabilities	76,188
Payable for Series shares repurchased	50,612
Payable to custodian	2,301
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	564

Total liabilities	44,906,272

NET ASSETS	$214,941,147

Net assets were comprised of:
Paid-in capital	$96,992,420
Retained earnings	117,948,727

Net assets, June 30, 2015	$214,941,147

Class I:
Net asset value and redemption price per share $214,941,147 / 10,608,337 outstanding shares of beneficial interest	$20.26

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,680)	$1,341,229
Affiliated income from securities lending, net	37,682
Affiliated dividend income	4,097

Total income	1,383,008

EXPENSES
Management fee	958,090
Custodian and accounting fees	48,000
Shareholders’ reports	21,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Miscellaneous	6,849

Total expenses	1,062,939
Less: Management fee waiver and/or expense reimbursement	(8,516)

Net expenses	1,054,423

NET INVESTMENT INCOME	328,585

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investment transactions	28,921,009
Net change in unrealized appreciation (depreciation) on:
Investments	(23,902,269)
Foreign currencies	(243)

(23,902,512)

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	5,018,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,347,082

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$328,585	$1,213,210
Net realized gain on investment and foreign currency transactions	28,921,009	23,150,781
Net change in unrealized depreciation on investments and foreign currencies	(23,902,512)	(13,961,061)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,347,082	10,402,930

SERIES SHARE TRANSACTIONS
Series shares sold [195,385 and 247,570 shares, respectively]	3,950,237	4,704,300
Series shares repurchased [573,122 and 1,385,973 shares, respectively]	(11,437,647)	(26,343,584)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(7,487,410)	(21,639,284)

TOTAL DECREASE	(2,140,328)	(11,236,354)
Net Assets:
Beginning of period	217,081,475	228,317,829

End of period	$214,941,147	$217,081,475

SEE NOTES TO FINANCIAL STATEMENTS.

A8

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to SP Small Cap Value Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

Note 2:	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating

B1

observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s subadviser under the guidelines adopted by the Board. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from

B2

valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements:    The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-advisor may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisors who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on its distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

B3

Note 3:	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM and ClearBridge Advisors LLC (“ClearBridge”) (collectively, the “Subadvisers”), under which each provides investment advisory services for the Portfolio. PI pays for the services of the Subadvisers, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

PI has contractually agreed, through June 30, 2016, to waive a portion of its management fee equal to an annual rate of 0.008% of the average net assets of the Portfolio. The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.90% of the Portfolio’s average daily net assets. The effective management fee rate was 0.89% for the six months ended June 30, 2015.

PI is an indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was $1,568.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated $11,278 for these services.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2015 were $101,777,649 and $139,339,850, respectively.

Note 6:	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B4

Note 7:	Capital

The shares of the Portfolio are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio did not utilize the SCA during the six months ended June 30, 2015.

Note 9:	Ownership and Affiliates

As of June 30, 2015, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10:	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

B5

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.76		$18.83	$13.70	$11.86	$12.28	$9.79

Income (Loss) From Investment Operations:
Net investment income	.05		.14	.10	.16	.07	.07
Net realized and unrealized gain (loss) on investments	.45		.79	5.03	1.74	(.41)	2.49

Total from investment operations	.50		.93	5.13	1.90	(.34)	2.56

Less Distributions:	—		—	—	(.06)	(.08)	(.07)

Net Asset Value, end of period	$20.26		$19.76	$18.83	$13.70	$11.86	$12.28

Total Return(a)	2.53%		4.94%	37.45%	16.06%	(2.77)%	26.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$214.9		$217.1	$228.3	$179.6	$177.5	$232.7
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.99	%(c)	.99%	1.01%	1.01%	.99%	1.00%
Expenses before waivers and/or expense reimbursement	1.00	%(c)	1.00%	1.01%	1.01%	.99%	1.00%
Net investment income	.31	%(c)	.56%	.52%	1.14%	.41%	.62%
Portfolio turnover rate	49	%(d)	41%	56%	39%	36%	39%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and the SP International Growth Portfolio (the Portfolio), its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2014. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of similar mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Small Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.008% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, and the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0278965-00001-00    PSF-SAR-SP SMALL CAP VAL

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

Jennison 20/20 Focus Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2015

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2015

Jennison 20/20 Focus
Five Largest Holdings	(% of Net Assets	)
Allergan PLC	5.2%
Facebook, Inc. (Class A Stock)	4.8%
Apple, Inc.	3.9%
Walt Disney Co. (The)	3.8%
Amazon.com, Inc.	3.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,054.60	0.83%	$4.23
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,052.60	1.23%	$6.26
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS	Shares	Value (Note 1)
Aerospace & Defense — 0.9%
Boeing Co. (The)	15,587	$2,162,229

Automobiles — 2.5%
Tesla Motors, Inc.*(a)	22,164	5,945,715

Banks — 4.2%
JPMorgan Chase & Co.	91,944	6,230,125
PNC Financial Services Group, Inc. (The)	41,037	3,925,189

		10,155,314

Biotechnology — 8.5%
Alexion Pharmaceuticals, Inc.*	24,369	4,405,184
Biogen, Inc.*	17,496	7,067,334
Celgene Corp.*	39,719	4,596,879
Regeneron Pharmaceuticals, Inc.*	8,607	4,390,689

		20,460,086

Chemicals — 1.1%
FMC Corp.	49,572	2,605,009

Consumer Finance — 2.0%
SLM Corp.*	482,530	4,762,571

Electric Utilities — 1.5%
FirstEnergy Corp.	110,031	3,581,509

Electrical Equipment — 1.8%
Eaton Corp. PLC	65,235	4,402,710

Energy Equipment & Services — 1.4%
Halliburton Co.	78,930	3,399,515

Food Products — 4.2%
Bunge Ltd.	55,229	4,849,106
Mondelez International, Inc. (Class A Stock)	123,566	5,083,505

		9,932,611

Hotels, Restaurants & Leisure — 4.8%
Carnival Corp.	108,701	5,368,742
Starbucks Corp.	112,952	6,055,922

		11,424,664

Insurance — 2.3%
MetLife, Inc.	100,080	5,603,479

Internet & Catalog Retail — 8.2%
Amazon.com, Inc.*	20,657	8,966,997
JD.com, Inc. (China), ADR*	176,016	6,002,146
Netflix, Inc.*	7,102	4,665,588

		19,634,731

Internet Software & Services — 12.8%
Facebook, Inc. (Class A Stock)*	134,373	11,524,500
Google, Inc. (Class A Stock)*	5,083	2,745,023
Google, Inc. (Class C Stock)	5,299	2,758,183
LinkedIn Corp. (Class A Stock)*	31,525	6,514,011
Tencent Holdings Ltd. (China), ADR	360,268	7,223,373

		30,765,090

IT Services — 5.9%
FleetCor Technologies, Inc.*	27,846	4,345,647
MasterCard, Inc. (Class A Stock)	53,523	5,003,330
Visa, Inc. (Class A Stock)	71,170	4,779,065

		14,128,042

COMMON STOCKS (continued)	Shares	Value (Note 1)
Machinery — 0.9%
SPX Corp.	30,091	$2,178,287

Media — 5.5%
Comcast Corp. (Class A Stock)	68,473	4,117,966
Walt Disney Co. (The)	79,055	9,023,338

		13,141,304

Multiline Retail — 2.2%
Target Corp.	63,308	5,167,832

Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	39,762	3,103,822
Noble Energy, Inc.	73,502	3,137,065

		6,240,887

Pharmaceuticals — 11.3%
Allergan PLC*	41,346	12,546,857
Bayer AG (Germany), ADR	34,720	4,894,999
Merck & Co., Inc.	46,558	2,650,547
Shire PLC (Ireland), ADR	28,377	6,852,762

		26,945,165

Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	129,407	2,487,203

Software — 4.8%
Microsoft Corp.	83,941	3,705,995
salesforce.com, inc.*	110,169	7,671,068

		11,377,063

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	73,574	9,228,019
Hewlett-Packard Co.	119,893	3,597,989

		12,826,008

Textiles, Apparel & Luxury Goods — 4.2%
NIKE, Inc. (Class B Stock)	42,471	4,587,717
Under Armour, Inc. (Class A Stock)*(a)	66,259	5,528,651

		10,116,368

TOTAL LONG-TERM INVESTMENTS (cost $184,286,017)		239,443,392

SHORT-TERM INVESTMENT — 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $11,166,739; includes $10,922,653 of cash collateral for securities on loan)(Note 4)(b)(c)	11,166,739	11,166,739

TOTAL INVESTMENTS — 104.6% (cost $195,452,756)		250,610,131
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(11,082,894)

NET ASSETS — 100.0%		$239,527,237

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,850,929; cash collateral of $10,922,653 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,162,229	$—	$—
Automobiles	5,945,715	—	—
Banks	10,155,314	—	—
Biotechnology	20,460,086	—	—
Chemicals	2,605,009	—	—
Consumer Finance	4,762,571	—	—
Electric Utilities	3,581,509	—	—
Electrical Equipment	4,402,710	—	—
Energy Equipment & Services	3,399,515	—	—
Food Products	9,932,611	—	—
Hotels, Restaurants & Leisure	11,424,664	—	—
Insurance	5,603,479	—	—
Internet & Catalog Retail	19,634,731	—	—
Internet Software & Services	30,765,090	—	—
IT Services	14,128,042	—	—
Machinery	2,178,287	—	—
Media	13,141,304	—	—
Multiline Retail	5,167,832	—	—
Oil, Gas & Consumable Fuels	6,240,887	—	—
Pharmaceuticals	26,945,165	—	—
Semiconductors & Semiconductor Equipment	2,487,203	—	—
Software	11,377,063	—	—
Technology Hardware, Storage & Peripherals	12,826,008	—	—
Textiles, Apparel & Luxury Goods	10,116,368	—	—
Affiliated Money Market Mutual Fund	11,166,739	—	—

Total	$250,610,131	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

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JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Internet Software & Services	12.8%
Pharmaceuticals	11.3
Biotechnology	8.5
Internet & Catalog Retail	8.2
IT Services	5.9
Media	5.5
Technology Hardware, Storage & Peripherals	5.4
Hotels, Restaurants & Leisure	4.8
Software	4.8
Affiliated Money Market Mutual Fund (including 4.6% of collateral for securities on loan)	4.6
Banks	4.2
Textiles, Apparel & Luxury Goods	4.2
Food Products	4.2
Oil, Gas & Consumable Fuels	2.6

Automobiles	2.5%
Insurance	2.3
Multiline Retail	2.2
Consumer Finance	2.0
Electrical Equipment	1.8
Electric Utilities	1.5
Energy Equipment & Services	1.4
Chemicals	1.1
Semiconductors & Semiconductor Equipment	1.0
Machinery	0.9
Aerospace & Defense	0.9

104.6
Liabilities in excess of other assets	(4.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

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JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2015

ASSETS
Investments at value, including securities on loan of $10,850,929:
Unaffiliated investments (cost $184,286,017)	$239,443,392
Affiliated investments (cost $11,166,739)	11,166,739
Receivable for investments sold	1,073,077
Dividends receivable	112,439
Tax reclaim receivable	38,326
Receivable for Series shares sold	6,750
Prepaid expenses	289

Total Assets	251,841,012

LIABILITIES
Payable to broker for collateral for securities on loan	10,922,653
Payable to custodian	584,028
Payable for investments purchased	327,355
Payable for Series shares repurchased	204,212
Management fee payable	150,572
Accrued expenses	66,372
Distribution fee payable	36,029
Administration fee payable	21,628
Affiliated transfer agent fee payable	926

Total Liabilities	12,313,775

NET ASSETS	$239,527,237

Net assets were comprised of:
Paid-in capital	$68,877,515
Retained earnings	170,649,722

Net assets, June 30, 2015	$239,527,237

Class I:
Net asset value and redemption price per share $68,139,133 / 2,914,713 outstanding shares of beneficial interest	$23.38

Class II:
Net asset value and redemption price per share $171,388,104 / 7,576,706 outstanding shares of beneficial interest	$22.62

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

NET INVESTMENT INCOME
Income
Unaffiliated dividend income (net of foreign withholding taxes of $19,294)	$1,457,803
Affiliated income from securities lending, net	15,582
Affiliated dividend income	3,483

Total income	1,476,868

EXPENSES
Management fee	901,362
Distribution fee—Class II	216,019
Administration fee—Class II	129,612
Shareholders’ reports	31,000
Custodian and accounting fees	26,000
Audit fee	11,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Loan interest expense	43
Miscellaneous	5,671

Total expenses	1,338,707

NET INVESTMENT INCOME	138,161

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investment transactions	12,386,790
Net change in unrealized appreciation (depreciation) on:
Investments	32,318
Foreign currencies	(176)

32,142

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	12,418,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,557,093

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$138,161	$(522,986)
Net realized gain on investment transactions	12,386,790	20,234,801
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	32,142	(3,561,474)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,557,093	16,150,341

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	7,497,391	26,707,454
Series shares repurchased	(20,670,096)	(49,979,063)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(13,172,705)	(23,271,609)

TOTAL DECREASE	(615,612)	(7,121,268)
NET ASSETS:
Beginning of period	240,142,849	247,264,117

End of period	$239,527,237	$240,142,849

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

Note 2:	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche

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level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolio to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements:    The Portfolio may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are arrangements which a sub-adviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisors who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for over-the-counter (“OTC”) derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01

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disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolios is not generally subject to entity-level taxation. Shareholders of the Portfolio is subject to taxes on its distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3:	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the Portfolio’s average daily net assets.

B3

The Portfolio has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of .25% of the average daily net assets of the Class II shares.

The Portfolio has an administration agreement with PI, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of .15% of the average daily net assets of the Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was $8,466.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s security lending agent. For the six months ended June 30, 2015, PIM was compensated $4,654 for these services by the Jennison 20/20 Focus Portfolio.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2015 were $83,478,488 and $89,867,832, respectively.

Note 6:	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current period. The Portfolio’s federal and state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B4

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Transactions in shares of beneficial interest of the Jennison 20/20 Focus Portfolio were as follows:

Class I:	Shares	Amount
Six months ended June 30, 2015:
Shares sold	57,425	$1,324,117
Shares repurchased	(174,390)	(3,983,191)

Net increase (decrease) in shares outstanding	(116,965)	$(2,659,074)

Year ended December 31, 2014:
Shares sold	132,072	$2,848,455
Shares repurchased	(422,009)	(9,119,394)

Net increase (decrease) in shares outstanding	(289,937)	$(6,270,939)

Class II:
Six months ended June 30, 2015:
Shares sold	278,198	$6,173,274
Shares repurchased	(749,387)	(16,686,905)

Net increase (decrease) in shares outstanding	(471,189)	$(10,513,631)

Year ended December 31, 2014:
Shares sold	1,141,073	$23,858,999
Shares repurchased	(1,955,942)	(40,859,669)

Net increase (decrease) in shares outstanding	(814,869)	$(17,000,670)

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio utilized the SCA during the six months ended June 30, 2015. The average daily balance for the 7 days that the Portfolio had loans outstanding during the period was $154,571, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $273,000. At June 30, 2015, the Portfolio did not have an outstanding loan amount.

Note 9:	Ownership and Affiliates

As of June 30, 2015, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10:	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal

B5

years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

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Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.16		$20.69	$15.93	$14.89	$15.55	$14.42

Income (Loss) From Investment Operations:
Net investment income	.05		.02	.09	.05	.04	.05
Net realized and unrealized gain (loss) on investments	1.17		1.45	4.67	1.55	(.69)	1.08

Total from investment operations	1.22		1.47	4.76	1.60	(.65)	1.13

Less Distributions	—		—	—	(.56)	(.01)	—

Net Asset Value, end of period	$23.38		$22.16	$20.69	$15.93	$14.89	$15.55

Total Return(a)	5.51%		7.10%	29.88%	11.04%	(4.17)%	7.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$68.1		$67.2	$68.7	$59.1	$58.7	$66.8
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.83	%(d)	.83%	.84%	.80%	.80%	.80%
Expenses before waivers and/or expense reimbursement	.83	%(d)	.83%	.84%	.80%	.80%	.80%
Net investment income	.40	%(d)	.08%	.46%	.32%	.24%	.36%
Portfolio turnover rate	35	%(e)	97%	78%	75%	83%	112%

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.49		$20.14	$15.57	$14.62	$15.31	$14.25

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(f)	(.07)	.01	(.03)	(.03)	(.01)
Net realized and unrealized gain (loss) on investments	1.13		1.42	4.56	1.54	(.66)	1.07

Total from investment operations	1.13		1.35	4.57	1.51	(.69)	1.06

Less Distributions	—		—	—	(.56)	—	—

Net Asset Value, end of period	$22.62		$21.49	$20.14	$15.57	$14.62	$15.31

Total Return(a)	5.26%		6.70%	29.35%	10.62%	(4.51)%	7.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$171.4		$172.9	$178.5	$154.8	$383.0	$476.2
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.23	%(d)	1.23%	1.24%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.23	%(d)	1.23%	1.24%	1.20%	1.20%	1.20%
Net investment income (loss)	—	(g)	(.33)%	.07%	(.18)%	(.16)%	(.05)%
Portfolio turnover rate	35	%(e)	97%	78%	75%	83%	112%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total Returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Less than .005%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and the SP International Growth Portfolio (the Portfolio), its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the Portfolio’s subadvisory agreement with Jennison Associates LLC (Jennison). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of Jennison, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of Jennison, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and Jennison. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by Jennison, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affililate of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, Jennison, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2014. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of similar mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Jennison 20/20 Focus Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed over the one-, three- and five-year periods.

•

The Board noted PI’s explanation that the underperformance was primarily attributable to the Portfolio’s value sleeve. The Board considered that the portfolio manager team responsible for the value sleeve’s performance record had recently been replaced, resulting in changes in the securities selection process for the sleeve.

•

The Board considered that the Portfolio’s performance during the first quarter of 2015 had shown significant improvement, with the Portfolio ranking in the first quartile of its Peer Universe and outperforming its benchmark index.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229048-00004-00    PSF-SAR-20/20 Focus

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 14, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 14, 2015